                                                      REGISTRATION NOS. 33-49098
                                                                       811-06719

              AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION

                               ON OCTOBER 18, 1996


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                -----------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]


POST-EFFECTIVE AMENDMENT NO.  9                                              [X]


                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]


         Amendment No.  11


                               ------------------

                             BB&T MUTUAL FUNDS GROUP
               (Exact Name of Registrant as Specified in Charter)

                     3435 Stelzer Road, Columbus, Ohio 43219
                     ---------------------------------------
                    (Address of Principal Executive Offices)

               Registrant's Telephone Number, including Area Code:
                                  800-228-1872
                                  ------------

                      D'Ray Brewer, President and Secretary
                             BB&T Mutual Funds Group
                     3435 Stelzer Road, Columbus, Ohio 43219
                     ---------------------------------------
                     (Name and Address of Agent for Service)

                          Copies of communications to:

                           Martin E. Lybecker, Esquire
                                  Ropes & Gray
        One Franklin Square, 1301 K Street, N.W., Washington, D.C. 20005

It is proposed that this filing will become effective (check appropriate box)


          / /     immediately upon filing pursuant to paragraph (b)
          / /     on January 1, 1996 pursuant to paragraph (b)
          / /     60 days after filing pursuant to paragraph (a)(i)
          / /     on (date) pursuant to paragraph (a)(i)
          /X/     75 days after filing pursuant to paragraph (a)(ii)
          / /     on (date) pursuant to paragraph (a)(ii) of Rule 485


If appropriate check the following box:

          / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment


         The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Section (a)(1) of Rule 24f-2. Rule 24f-2 Notice for the Registrant's fiscal year ending September 30, 1995 was filed on or about November 30, 1995.

                              CROSS REFERENCE SHEET
                              ---------------------

                     PROSPECTUS FOR BB&T MUTUAL FUNDS GROUP
                     --------------------------------------

                           CLASS A AND CLASS B SHARES
                           --------------------------

Part A Item                                                       Prospectus Caption
-----------                                                       ------------------

Cover Page....................................................    Cover Page

Financial
   Highlights.................................................    Selected Per Share Data and Ratios;
                                                                  Performance


Synopsis......................................................    Fee Table

General Description
   of Registrant..............................................    BB&T Mutual Funds Group;
                                                                  Investment Objective and Policies;
                                                                  Investment Restrictions; General
                                                                  Information - Description of the Group
                                                                  and Its Shares

Management of BB&T
   Mutual Funds Group.........................................    Management of BB&T Mutual Funds
                                                                  Group; General Information -
                                                                  Custodian and Transfer Agent
Capital Stock and
   Other Securities...........................................    BB&T Mutual Funds Group; How to
                                                                  Purchase and Redeem Shares;
                                                                  Dividends and Taxes; General
                                                                  Information - Description of the Group
                                                                  and Its Shares; General Information -
                                                                  Miscellaneous
Purchase of Securities
   Being Offered..............................................    Valuation of Shares; How to Purchase
                                                                  and Redeem Shares

Redemption or Repurchase......................................    How to Purchase and Redeem  Shares

Legal Proceedings.............................................    Inapplicable


                         U.S. Treasury Money Market Fund

                 Short-Intermediate U.S. Government Income Fund

                     Intermediate U.S. Government Bond Fund

                    North Carolina Intermediate Tax-Free Fund

                          Growth and Income Stock Fund

                                  Balanced Fund

                            Small Company Growth Fund


                            International Equity Fund




                              CLASS A AND B SHARES




                         BRANCH BANKING & TRUST COMPANY
                               INVESTMENT ADVISER

                               BISYS FUND SERVICES
                          ADMINISTRATOR AND DISTRIBUTOR




                        PROSPECTUS DATED JANUARY 1, 1997

                                TABLE OF CONTENTS

                        Prospectus dated January 1, 1997
                               TABLE OF CONTENTS


                                                                    Page
                                                                    ----

The Group.......................................................
Fee Table.......................................................
Financial Highlights............................................
Investment Objectives and Policies..............................
Investment Restrictions.........................................
Valuation of Shares.............................................
How to Purchase and Redeem Shares...............................
Dividends and Taxes.............................................
Management of BB&T Mutual Funds Group...........................
General Information.............................................





         NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE GROUP OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE GROUP OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                             BB&T MUTUAL FUNDS GROUP


3435 Stelzer Road                           For current yield, purchase,
Columbus, Ohio 43219                         and redemption information,
Investment Adviser: Branch Banking                   call (800) 228-1872
and Trust Company ("BB&T")                   TDD/TTY call (800) 300-8893



         THE BB&T MUTUAL FUNDS GROUP (the "Group") is an open-end management investment company offering to the public eight separate investment funds (each, a "Fund"). The Group also offers three separate investment Funds (the "Funds of Funds"), offering Trust Shares only, which offer Shareholders a professionally-managed investment program by purchasing shares of existing mutual funds of the group (the "Underlying Funds"), Which are managed by BB&T. Each Fund of the Group, except for the Funds of Funds, offers multiple classes of units of beneficial interest ("Shares").


         THE BB&T U.S. TREASURY MONEY MARKET FUND (the "U.S. Treasury Fund"), seeks current income with liquidity and stability of principal, through investment exclusively in short-term obligations issued or guaranteed by the U.S. Treasury, some of which may be subject to repurchase agreements. The U.S. Treasury Fund seeks to maintain a constant net asset value of $1.00 per share.

    AN INVESTMENT IN THE U.S. TREASURY FUND IS NEITHER INSURED NOR GUARANTEED
      BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUND WILL
         BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE

         THE BB&T SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND (the "Short-Intermediate Fund") seeks current income consistent with the preservation of capital through investment in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, some of which may be subject to repurchase agreements, and high grade collateralized mortgage obligations.

         THE BB&T INTERMEDIATE U.S. GOVERNMENT BOND FUND (the "Intermediate Bond Fund") seeks current income consistent with the preservation of capital through investment of at least 65% of its assets in bonds issued or guaranteed by the U.S. Government or its agencies or instrumentalities, some of which may be subject to repurchase agreements.

         THE BB&T NORTH CAROLINA INTERMEDIATE TAX-FREE FUND (the "North Carolina Fund") seeks to produce a high level of current interest income which is exempt from both federal income tax and North Carolina personal income tax. Normally, the North Carolina

Fund will invest at least 90% of its total assets in high grade obligations issued by or on behalf of the State of North Carolina and its political subdivisions.

         THE NORTH CAROLINA FUND IS A NON-DIVERSIFIED SERIES AND
THEREFORE MAY INVEST MORE THAN 5% OF ITS TOTAL ASSETS IN
OBLIGATIONS OF ONE ISSUER.

         THE BB&T GROWTH AND INCOME STOCK FUND (the "Growth and Income Fund") seeks capital growth, current income or both, through investment in stocks.

         THE BB&T BALANCED FUND (the "Balanced Fund") seeks to obtain long-term capital growth and produce current income through investment in a broadly diversified portfolio of securities, including common stocks, preferred stocks and bonds.

         THE BB&T SMALL COMPANY GROWTH FUND (the "Small Company Growth Fund") seeks long-term capital appreciation through investment primarily in a diversified portfolio of equity and equity-related securities of small capitalization growth companies.


         The BB&T International Equity Fund (The "International Equity Fund") seeks long-term capital appreciation through investment primarily in equity securities of foreign issuers.

         This Prospectus relates to the Class A Shares of the Group (formerly the Investor Shares) and Class B Shares of the Group, which are offered to the general public. Through a separate prospectus, the Group also offers Trust Shares to BB&T and its affiliates and other financial service providers approved by the Distributor for the investment of funds for which they act in a fiduciary, advisory, agency, custodial or similar capacity. Additional information about each of the Funds contained in a Statement of Additional Information, has been filed with the Securities and Exchange Commission. The Statement of Additional Information and the prospectus relating to the Trust Shares are available upon request without charge by writing to the Group or by calling the Group at the telephone number shown above. The Statement of Additional Information bears the same date as this Prospectus and is incorporated by reference in its entirety into this Prospectus.


         This Prospectus sets forth concisely the information about the Group's Class A and Class B Shares that a prospective investor ought to know before investing. Investors should read this Prospectus and retain it for future reference.


         SHARES OF THE BB&T MUTUAL FUNDS GROUP ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, BRANCH BANKING AND TRUST COMPANY, SOUTHERN NATIONAL CORPORATION, ANY OF THEIR AFFILIATES, OR ANY OTHER BANK. SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER

GOVERNMENTAL AGENCY. INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
    EXCHANGE COMMISSION ("COMMISSION") OR ANY STATE SECURITIES COMMISSION NOR
      HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
       ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.


                 The date of this Prospectus is January 1, 1997.

                               PROSPECTUS SUMMARY


The Group                      BB&T Mutual Funds Group, (the "Group") a Massachusetts
                               business trust, is an open-end management investment company which currently consists of eight separately managed
                                portfolios (each a "Fund"). The Group also offers three
                               separate investment Funds (the "Funds of Funds"), offering
                               Trust Shares only, which offer Shareholders a
                               professionally-managed investment program by purchasing
                               shares of existing mutual funds of the Group (the
                               "Underlying Funds") which are managed by BB&T. Each Fund,
                               except for the Funds of Funds, offers to the public three
                               classes of Shares: Class A, Class B and Trust Class. As of the date of this prospectus, however, Class B Shares were
                               not yet being offered in the Short-Intermediate Fund or the
                               North Carolina Fund. Class B Shares of the U.S. Treasury
                               Fund will be issued only in exchange for Class B Shares of any of the other Funds. Shareholders obtaining Class B Shares of the U.S. Treasury Fund upon an exchange of
                               Class B Shares of any other Fund, will be requested to
                               participate in the Auto Exchange Program in such a way that their Class B Shares have been withdrawn from the U.S.
                               Treasury Fund within two years of purchase. This prospectus relates only to Class A and Class  B Shares.





Investment Objective and
  Policies                     THE U.S. TREASURY FUND seeks current income with liquidity and stability of principal through investing exclusively in short-term obligations issued or guaranteed by the U.S.
                               Treasury, some of which may be subject to repurchase
                               agreements.


                               THE SHORT-INTERMEDIATE FUND seeks current income consistent with the preservation of capital through investment in
                               obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and high grade
                               collateralized mortgage obligations, some of which may be
                               subject to repurchase agreements.

                               THE INTERMEDIATE BOND FUND seeks current income consistent with the preservation of capital through investment of at
                               least 65% of its assets in bonds issued or guaranteed by the
                               U.S. Government or its agencies or its instrumentalities,
                               some of which may be subject to repurchase agreements.


                                    THE NORTH CAROLINA FUND seeks to produce a high level of current interest income which is exempt from both federal income tax and North Carolina personal income tax, normally by investing at least 90% of its total assets in high grade obligations issued by or on behalf of the State of North Carolina and its political subdivisions.

                                    THE GROWTH AND INCOME FUND seeks capital growth, current income or both, primarily through investment in stocks.

                                    THE BALANCED FUND seeks to obtain long-term capital growth and to produce current income through investment in a broadly diversified portfolio of securities, including common stocks, preferred stocks and bonds.

                                    THE SMALL COMPANY GROWTH FUND seeks
                                    long-term capital appreciation through
                                    investment primarily in a diversified
                                    portfolio of equity and equity-related
                                    securities of small capitalization growth companies.


                                    The International Equity Fund seeks
                                    long-term capital appreciation through
                                    investment primarily in equity securities of foreign issuers.

Investment Risks                    Each Fund's performance may change daily
                                    based on many factors including interest rate levels, the quality of the obligations in each Fund's portfolio, and market conditions. An investment in the North
                                    Carolina Fund may involve special risk
                                    considerations. (See "Other Investment
                                    Policies of the North Carolina Fund.") An investment in the International Equity
                                    Fund may involve special risk
                                    considerations. (See "Foreign Investments.")


Offering Price                      The public offering price of the Class A
                                    Shares of the U.S. Treasury Fund is equal to the Fund's net asset value per Share, which the U.S. Treasury Fund will seek to maintain at $1.00.


                                    The public offering price of the Class A
                                    Shares of the Short-Intermediate,
                                    Intermediate Bond, North Carolina, Growth and Income, Balanced, Small Company Growth, and International Equity Funds is equal to that Fund's net asset value per Share plus the applicable sales charge. The public offering price of the Class B Shares is equal to the Fund's net asset value per share. (See "HOW TO PURCHASE AND REDEEM SHARES--Sales Charge".)

Maximum Purchase                    For Class A Shares there is no maximum
                                    purchase. For Class B Shares the
                                    maximum purchase is $250,000. (See "HOW TO
                                    PURCHASE AND REDEEM SHARES -- Purchases of
                                    Class A and Class B Shares.")



Minimum Purchase                    For Class A and Class B Shares, there
                                    is a $1000 minimum initial purchase
                                    with no minimum investment for subsequent purchases. (See "HOW TO PURCHASE AND REDEEM
                                    SHARES--Purchases of Class A and Class B
                                    Shares.")

Investment Adviser                  Branch Banking and Trust Company, Raleigh,
                                    North Carolina.


Dividends                           The U.S. Treasury, North Carolina,
                                    Short-Intermediate and Intermediate Bond
                                    Funds declare dividends daily and pay such dividends monthly. The Growth and Income and Balanced Funds declare and pay dividends monthly. The Small Company Growth Fund and the international equity fund declare and pay dividends quarterly.


Distributor                         BISYS Fund Services, Columbus, Ohio.

                                    THE GROUP


         BB&T Mutual Funds Group (the "Group") is an open-end management investment company. The Group consists of eight series of units of beneficial interest ("Shares") offered to the public, each representing interests in one of eight separate investment funds (each a "Fund"). The Group also offers three separate investment Funds (the "Funds of Funds"), offering Trust Shares only, which offer Shareholders a professionally-managed investment program by purchasing shares of existing mutual funds of the Group (the "Underlying Funds"), which are managed by BB&T. Each Fund, except for the Funds of Funds, offers three classes of Shares: Class A, Class B and Trust Class. As of the date of this prospectus, however, Class B Shares were not yet being offered in the Short-Intermediate Fund or the North Carolina Fund. Class B Shares of the U.S. Treasury Fund will be issued only in exchange for Class B Shares of any of the other Funds, or as a temporary investment for exchange into Class B Shares of any of the other Funds.


                                    FEE TABLE

         The following Fee Table and example summarize the various costs and expenses that a Shareholder of Class A and Class B Shares of the Funds will bear, either directly or indirectly.


                                                                                     SHORT-
                                                     U.S. TREASURY FUND         INTERMEDIATE FUND       INTERMEDIATE BOND FUND
                                                     CLASS A      CLASS B           CLASS A                CLASS A    CLASS B
                                                     -------      --------      -----------------          -------    -------

SHAREHOLDER TRANSACTION EXPENSES(1)
Maximum Sales Load Imposed on
  Purchases (as a percentage of  offering price)     0%           0%                  2.00%                  4.50%           0%
Maximum Sales Load Imposed on
  Reinvested Dividends (as a
  percentage of offering price)                      0%           0%                     0%                     0%           0%
Deferred Sales Load (as a
  percentage of original purchase
  price or redemption proceeds,
  as applicable)                                     0%           5.00%                  0%                     0%        5.00%
Redemption Fees (as a percentage
  of amount reduced, if applicable)(2)               0%           0%                     0%                     0%           0%
Exchange Fee                                        $  0         $  0                 $  0                    $  0        $  0
ANNUAL FUND OPERATING EXPENSES
  (AS A PERCENTAGE OF NET ASSETS)
Management Fees (after voluntary
  fee reductions)                                    .40%         .40%               .50%2                   .50%3       .50%3
12b-1 Fees (after voluntary fee reductions)(4)       .25%         1.00%                .25%                    .25%       1.00%
Other Expenses (after voluntary fee reductions)(5)    .33%        .33%                 .42%                    .34%       .34%
                                                     ----         ----                ----                     ----      -----
Total Fund Operating Expenses
  (after voluntary fee reductions)(6)                .98%         1.73%               1.17%                   1.09%      1.84%
                                                     ====         ====                ====                    ====       ====

                                                 NORTH CAROLINA FUND     GROWTH AND INCOME FUND          BALANCED FUND
                                                 -------------------     ----------------------          -------------
                                                 CLASS A                 CLASS A      CLASS B      CLASS A      CLASS B
                                                 -------                 -------      -------      -------      -------
SHAREHOLDER TRANSACTION EXPENSES1
Maximum Sales Load Imposed on
  Purchases (as a percentage of
  offering price)                                2.00%                   4.50%        0%           4.50%        0%

Maximum Sales Load Imposed on
  Reinvested Dividends (as a
  percentage of offering price)                  0%                      0%           0%           0%           0%

Deferred Sales Load (as a percentage
  of original purchase price or
  redemption proceeds, as applicable)            0%                      0%           5.00%        0%           5.00%

Redemption Fees (as a percentage of
  amount reduced, if applicable)2                0%                      0%           0%           0%           0%

Exchange Fee                                     $   0                   $  0         $   0        $   0        $   0

ANNUAL FUND OPERATING EXPENSES
  (as a percentage of net assets)
Management Fees (after voluntary
  fee reductions)                                .50%3                  .50%3        .50%3        .50%3        .50%3

12b-1 Fees (after voluntary fee
    reductions)                                  .15%4                  .25%4       1.00%         .25%4       1.00%
Other Expenses (after voluntary fee reductions)  .40%5                  .32%5        .32%5        .42%5        .42%5
Total Fund Operating Expenses
  (after voluntary fee reductions)               1.05%7                1.07%7       1.82%7       1.17%7       1.92%7



                                                    SMALL COMPANY
                                                      GROWTH FUND        INTERNATIONAL EQUITY FUND
                                                      -----------        -------------------------
                                                  CLASS A      CLASS B      CLASS A      CLASS B
                                                  -------      -------      -------      -------
SHAREHOLDER TRANSACTION EXPENSES1
Maximum Sales Load Imposed on
  Purchases (as a percentage of
  offering price)                                 4.50%        0%           4.50%          0%

Maximum Sales Load Imposed on
  Reinvested Dividends (as a
  percentage of offering price)                   0%           0%           0%           0%

Deferred Sales Load (as a percentage
  of original purchase price or
  redemption proceeds, as applicable)             0%           5.00%        0%           5.00%

Redemption Fees (as a percentage of
  amount reduced, if applicable)2                 0%           0%           0%           0%

Exchange Fee                                      $   0        $   0        $0           $0

ANNUAL FUND OPERATING EXPENSES
  (as a percentage of net assets)
Management Fees (after voluntary
  fee reductions)                                 1.00%        1.00%        1.00%          1.00%

12b-1 Fees (after voluntary fee
    reductions)                                    .25%4       1.00%        .25%4          1.00%

Other Expenses (after voluntary fee reductions)    1.25%5       1.25%5      .87%6           .87%6
Total Fund Operating Expenses
  (after voluntary fee reductions)                 2.50%7       3.25%7      2.12%7         2.87%


1 A Participating Organization or Bank (both terms used as defined in this Prospectus) may charge a Customer's (as defined in the Prospectus) account fees for automatic investment, exchanges, and other investment management services provided in connection with investment in Class A Shares or Class B Shares, respectively, of a Fund. (See "HOW TO PURCHASE AND REDEEM SHARES--Purchases of Class A and Class B Shares" and "HOW TO PURCHASE AND REDEEM SHARES--Exchange Privilege.")

2 A wire redemption charge (currently $7.00) may be deducted from the amount of a wire redemption payment made at the request of a shareholder. (See "HOW TO PURCHASE AND REDEEM SHARES--Redemption by Telephone.")

3 Branch Banking and Trust Company ("BB&T") has agreed with the Group to voluntarily reduce the amount of its investment advisory fee through September 30, 1996. Absent the voluntary reduction of investment advisory fees, Management Fees as a percentage of average daily net assets for Class A and Class B Shares would be .60% for the Intermediate Bond, Short-Intermediate, and North Carolina Funds and .74% for the Growth and Income and Balanced Funds.

4 BISYS Fund Services has agreed with the Group to voluntarily reduce the amount of its distribution fee for Class A Shares. Absent the voluntary fee reduction of distribution fees, 12b-1 Fees as a percentage of average daily net assets would be .50% for Class A Shares for each Fund. (See "MANAGEMENT OF BB&T MUTUAL FUNDS GROUP--Distributor.")


5 Absent voluntary fee reductions, "Other Expenses" as a percentage of average daily net assets for Class A Shares would be .34% for the U.S. Treasury Fund, .48% for the Short-Intermediate Fund, .40% for the Intermediate Bond Fund, .53% for the North Carolina Fund, .36% for the Growth and Income Fund, .47% for the Balanced Fund and 1.34% for the Small Company Growth Fund. With respect to Class B Shares of each Fund, "Other Expenses" are based on estimated amounts for the current fiscal year. Absent voluntary fee reductions, "Other Expenses" as a percentage of average daily net assets for Class B Shares would be .34% for the U.S. Treasury Fund, .48% for the Short-Intermediate Fund, .40% for the Intermediate Bond Fund, .53% for the North Carolina Fund, .37% for the Growth and Income Fund, .47% for the Balanced Fund and 1.34% for the Small Company Growth Fund.


6 With respect to Class A and B Shares of the International Equity Fund, "Other Expenses" are based on estimated amounts for the current fiscal year.


7 As indicated in preceding notes, voluntary fee reductions have lowered this amount. Lower total fund operating expenses will result in higher yields. Absent the voluntary reduction of investment advisory and/or distribution fees, Total Fund Operating Expenses for Class A Shares, as a percentage of average daily net assets would be

     1.24% for the U.S. Treasury Fund, 1.58% for the Short-Intermediate Fund, 1.50% for the Intermediate Bond Fund, 1.63% for the North Carolina Fund, 1.60% for the Growth and Income Fund, 1.71% for the Balanced Fund, 2.84% for the Small Company Growth Fund AND 2.37% for the International Equity Fund. Absent the voluntary reduction of investment advisory fees, Total Fund Operating Expenses for Class B Shares, as a percentage of average daily net assets, would be 1.74% for the U.S. Treasury Fund, 2.08% for the Short-Intermediate Fund, 2.00%for the Intermediate Bond Fund, 2.13% for the North Carolina Fund, 2.11% for the Growth and Income Fund, 2.21% for the Balanced Fund, and 3.34% for the Small Company Growth Fund.

EXAMPLE:

You would pay the following expenses on a $1,000 investment in Class A Shares of the Funds, assuming (1) 5% annual return and (2) redemption at the end of each time period:


                                                          1 YEAR          3 YEARS         5 YEARS       10 YEARS
                                                          ------          -------         -------       --------

U.S. Treasury Fund                                           $10             $31           $ 54            $120

Short-Intermediate Fund                                      $32             $56           $ 83            $159

Intermediate Bond Fund                                       $56             $78           $102            $172

North Carolina Fund                                          $30             $53           $ 77            $146

Growth and Income Fund                                       $55             $78           $101            $170

Balanced Fund                                                $56             $80           $106            $181

Small Company Growth Fund                                    $69            $119

International Equity Fund                                    $66            $108



Example:

         You would pay the following expenses on a $1,000 investment in Class B Shares of the Funds, assuming (1) deduction of the applicable Contingent Deferred Sales Charge; and (2) 5% annual return.

                                                     1 Year            3 Years
                                                     ------            -------
U.S. Treasury Fund
   Assuming a complete
   redemption at end of period...................    $68               $84
   Assuming no redemption........................    $18               $54

Short-Intermediate Fund
   Assuming a complete
   redemption at end of period...................    $69               $90
   Assuming no redemption........................    $19               $60



                                                     1 Year            3 Years
                                                     ------            -------
Intermediate Bond Fund
   Assuming a complete
   redemption at end of period                       $69               $88
   Assuming no redemption                            $19               $58

North Carolina Fund
   Assuming a complete
   redemption at end of period                       $69               $90
   Assuming no redemption                            $19               $60

Growth and Income Fund
   Assuming a complete
   redemption at end of period                       $68               $87
   Assuming no redemption                            $18               $57

Balanced Fund
   Assuming a complete
   redemption at end of period                       $69               $90
   Assuming no redemption                            $19               $60

Small Company Growth Fund
   Assuming a complete
   redemption at end of period                       $83               $130
   Assuming no redemption                            $33               $100


International Equity Fund
   Assuming a complete
   redemption at end of period                       $79               $119
   Assuming no redemption                            $29                $89




         The purpose of the tables above is to assist a potential investor in the Funds in understanding the various costs and expenses that an investor in the Class A Shares or Class B Shares of each Fund will bear directly or indirectly. See "MANAGEMENT OF BB&T MUTUAL FUNDS GROUP" for a more complete discussion of annual operating expenses of each Fund. THE FOREGOING EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


         Long-term shareholders of Class A Shares and Class B Shares may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by NASD Rules.

         The information set forth in the foregoing tables and examples relates only to Class A and Class B Shares. The Group also offers Trust Shares of each Fund which are subject to the same expenses except that there are no sales charges nor distribution costs charged to Trust Shares. (See "MANAGEMENT OF BB&T MUTUAL FUNDS" -- "Investment Adviser" and "Administrator and Distributor.")


                              FINANCIAL HIGHLIGHTS

         The table below sets forth financial highlights concerning the investment results for each of the Funds for the periods indicated. The information has been audited by KPMG Peat Marwick LLP, independent accountants for the Group, whose report on the Group's financial statements for the period ended September 30, 1995 is included in the Statement of Additional Information.


         The Class A Shares (formerly the Investor Shares) and Trust Shares of each Fund (other than the Balanced Fund and the Small Company Growth Fund, which had not yet commenced operations) effectively were operated as a single class of shares from the commencement of operations of each of these Funds until January 31, 1993. On February 1, 1993, each of these Funds (and the Balanced Fund upon its commencement of operations) began charging Rule 12b-1 fees exclusively to Class A Shares pursuant to an exemptive order received from the Securities and Exchange Commission on January 19, 1993. No information is provided for Class B Shares, which had not commenced operations as of the date of this prospectus. No information is provided for the International Equity Fund which had not commenced operations as of the date of this prospectus. Information regarding the Trust Shares can be obtained in a separate prospectus by writing to the Group at 3435 Stelzer Road, Columbus, Ohio 43219 or by calling (800) 228-1872.


                                                 U.S. TREASURY MONEY MARKET FUND
                                                 -------------------------------



                                                FOR THE YEAR ENDED             FOR THE YEAR ENDED             OCTOBER 5, 1992 TO
                                                 SEPTEMBER 30, 1995            SEPTEMBER 30, 1994            SEPTEMBER 30, 1993(A)
                                                 ------------------            ------------------            ---------------------
                                                       CLASS A                       CLASS A                        CLASS A
                                                       -------                       -------                        -------

NET ASSET VALUE, BEGINNING OF PERIOD             $ 1.00                        $  1.00                        $  1.00
                                                 ------                        -------                        -------
Investment Activities
Net investment income                             0.047                          0.027                          0.026
                                                  -----                        -------                        -------
       Total from Investment
         Activities                               0.047                          0.027                          0.026
                                                  -----                        -------                        -------
DISTRIBUTIONS
Net investment income                           (0.047)                        (0.027)                        (0.026)
                                                -------                       -------                        -------
Total Distributions                             (0.047)                        (0.027)                        (0.026)
                                                -------                       -------                        -------
Net Asset Value, End of Period                   $ 1.00                        $  1.00                        $  1.00
                                                 ======                        =======                        =======
Total Return                                      4.81%                          2.76%                          2.60%
ANNUALIZED RATIOS/SUPPLEMENTARY
       DATA:
Net Assets, End of Period (000)                 $13,948                        $ 1,486                        $   279
Ratio of expenses to average net
  assets                                          0.98%                          0.94%                          0.51%
Ratio of net investment income
  average net assets                              4.81%                          2.89%                          2.58%
Ratio of expenses to average
  net assets*                                     1.24%                          1.32%                          1.32%
Ratio of net investment income
  to average net assets*                          4.55%                          2.51%                          1.77%


  * During the period the investment advisory, administration, distribution and/or fund accounting fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)    Period from commencement of operations.





                                                      SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND
                                                      ----------------------------------------------


                                                 FOR THE YEAR ENDED            FOR THE YEAR ENDED            NOVEMBER 30, 1992 TO
                                                 SEPTEMBER 30, 1995            SEPTEMBER 30, 1994            SEPTEMBER 30, 1993(A)
                                                 ------------------            ------------------            ---------------------
                                                       CLASS A                       CLASS A                        CLASS A
                                                       -------                       -------                        -------


Net Asset Value, Beginning of Period                $ 9.60                   $ 10.29                        $ 10.00
                                                    ------                   -------                        -------
INVESTMENT ACTIVITIES
  Net investment income                             $ 0.53                      0.50                           0.47
  Net realized and unrealized gains
    (losses) on investments                         0.29                      (0.68)                           0.30
                                                    ----                    -------                         -------
     Total from Investment Activities               0.82                      (0.18)                           0.77
                                                    ----                    -------                         -------
DISTRIBUTIONS
  Net investment income                             (0.54)                    (0.50)                         (0.48)
  Net realized gains                                                          (0.01)
                                                    -------                 -------
     Total Distributions                            (0.54)                    (0.51)                         (0.48)
                                                    ------                  -------                        -------
NET ASSET VALUE, END OF PERIOD                      $ 9.88                   $  9.60                        $ 10.29
                                                    ======                   =======                        =======
Total Return                                        8.74%                    (1.86%)                          7.80%
ANNUALIZED RATIOS/SUPPLEMENTARY DATA:
  Net Assets, End of Period (000)                   $7,102                   $10,345                        $14,915
  Ratio of expenses to average
    net assets                                      1.17%                      0.89%                          0.56%
  Ratio of net investment income
    average net assets                              5.50%                      5.01%                          5.43%
  Ratio of expenses to average
    net assets*                                     1.58%                      1.58%                          1.56%
  Ratio of net investment income to
    average net assets*                             5.09%                      4.32%                          4.42%
Portfolio turnover                                  106.81                     7.06%                         14.06%



  * During the period the investment advisory, administration, distribution and/or fund accounting fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.





                                                 INTERMEDIATE U.S. GOVERNMENT BOND FUND
                                                 --------------------------------------

                                                 FOR THE YEAR ENDED            FOR THE YEAR ENDED             OCTOBER 9, 1992 TO
                                                 SEPTEMBER 30, 1995            SEPTEMBER 30, 1994            SEPTEMBER 30, 1993(A)
                                                 ------------------            ------------------            ---------------------
                                                       CLASS A                       CLASS A                        CLASS A
                                                       -------                       -------                        -------

NET ASSET VALUE, BEGINNING OF PERIOD                $ 9.33                        $10.39                         $10.00
INVESTMENT ACTIVITIES
Net investment income                                 0.59                          0.59                           0.63
Net realized and unrealized gains
  (losses) on investments                             0.55                        (1.04)                           0.39
                                                      ----                       ------                          ------
     Total from Investment Activities                 1.14                        (0.45)                           1.02
                                                      ----                       ------                          ------
DISTRIBUTIONS
Net investment income                               (0.59)                        (0.59)                         (0.63)
Net realized gains                                                                (0.02)
                                                  --------                       ------
     Total Distributions                            (0.59)                        (0.61)                         (0.63)
                                                    ------                       ------                         ------
NET ASSET VALUE, END OF PERIOD                      $ 9.88                        $ 9.33                         $10.39
                                                    ======                        ======                         ======
Total Return                                        12.63%                       (4.48%)                         10.53%
ANNUALIZED RATIOS/SUPPLEMENTARY
     DATA:
Net Assets, End of Period (000)                     $5,173                        $6,772                         $5,238
Ratio of expenses to average net assets              1.09%                         0.96%                          0.59%
Ratio of net investment income to
  average net assets                                 6.22%                         6.03%                          6.26%
Ratio of expenses to average net
  assets*                                            1.50%                         1.56%                          1.55%
Ratio of net investment income to
  average net assets*                                5.81%                         5.43%                          5.30%
Portfolio turnover                                  68.91%                         0.38%                         15.27%


 * During the period the investment advisory, administration, distribution and/or fund accounting fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Period from commencement of operations.





                                                   NORTH CAROLINA INTERMEDIATE TAX-FREE FUND
                                                   -----------------------------------------

                                                 FOR THE YEAR ENDED            FOR THE YEAR ENDED             OCTOBER 16, 1992 TO
                                                 SEPTEMBER 30, 1995            SEPTEMBER 30, 1994            SEPTEMBER 30, 1993(A)
                                                 ------------------            ------------------            ---------------------
                                                       CLASS A                       CLASS A                        CLASS A
                                                       -------                       -------                        -------
NET ASSET VALUE, BEGINNING OF
         PERIOD                                     $ 9.78                  $ 10.29                         $ 10.00
                                                    ------                  -------                         -------
INVESTMENT ACTIVITIES
  Net investment income                               0.36                     0.36                            0.36
  Net realized and unrealized gains
    (losses) on investments                           0.37                   (0.50)                            0.29
                                                      ----                 -------                          -------
         Total from Investment Activities             0.73                   (0.14)                            0.65
                                                      ----                 -------                          -------
DISTRIBUTIONS
  Net investment income                             (0.36)                   (0.36)                          (0.36)
  Net realized gains                                                         (0.01)
                                                    ------                 -------
         Total Distributions                        (0.36)                   (0.37)                          (0.36)
                                                    ------                 -------                         -------
NET ASSET VALUE, END OF PERIOD                     $ 10.15                  $  9.78                         $ 10.29
                                                   =======                  =======                         =======
Total Return                                         7.61%                  (1.33)%                           6.60%
ANNUALIZED RATIOS/SUPPLEMENTARY
         DATA:
  Net Assets, End of Period (000)                   $8,717                  $11,083                         $13,695
  Ratio of expenses to average net
    assets    1.05%                                  0.75%                    0.43%
  Ratio of net investment income
    to average net assets                            3.63%                    3.63%                           3.80%
  Ratio of expenses to average
    net assets*                                      1.63%                    1.66%                           1.77%
  Ratio of net investment income
    to average net assets*                           3.05%                    2.72%                           2.45%
Portfolio turnover                                   9.38%                    0.56%                           5.92%


  * During the period the investment advisory, administration, distribution and/or fund accounting fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)      Period from commencement of operations.



                                                  GROWTH AND INCOME STOCK FUND
                                                  ----------------------------

                                                 FOR THE YEAR ENDED            FOR THE YEAR ENDED             OCTOBER 9, 1992 TO
                                                 SEPTEMBER 30, 1995            SEPTEMBER 30, 1994            SEPTEMBER 30, 1993(A)
                                                 ------------------            ------------------            ---------------------
                                                       CLASS A                       CLASS A                        CLASS A
                                                       -------                       -------                        -------

NET ASSET VALUE, BEGINNING OF PERIOD                 $11.26                       $11.26                         $10.00
                                                     ------                       ------                         ------
INVESTMENT ACTIVITIES
  Net investment income                                0.25                         0.25                           0.28
  Net realized and unrealized gains
    on investments                                     1.98                         0.12                           1.27
                                                       ----                       ------                         ------
         Total from Investment Activities              2.23                         0.37                           1.55
                                                       ----                       ------                         ------
DISTRIBUTIONS
  Net investment income                              (0.25)                       (0.26)                         (0.29)
  Net realized gains                                 (0.12)                       (0.11)
                                                     ------                      ------
  In excess of net realized gains                    (0.15)
         Total Distributions                         (0.52)                       (0.37)                         (0.29)
                                                     ------                      ------                         ------
NET ASSET VALUE, END OF PERIOD                       $12.97                       $11.26                         $11.26
                                                     ======                       ======                         ======
Total Return                                         20.62%                        3.33%                         15.72%
ANNUALIZED RATIOS/SUPPLEMENTARY
         DATA:
Net Assets, End of Period (000)                     $10,842                       $7,973                         $6,009
Ratio of expenses to average net assets               1.07%                        0.92%                          0.63%
Ratio of net investment income to
  average net assets                                  2.15%                        2.26%                          2.85%
Ratio of expenses to average net assets*              1.60%                        1.65%                          1.68%
Ratio of net investment income to
  average net assets*                                 1.62%                        1.52%                          1.81%
Portfolio turnover                                    8.73%                       21.30%                         27.17%


  * During the period the investment advisory, administration, distribution and/or fund accounting fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)      Period from commencement of operations.



                                                                BALANCED FUND
                                                                -------------

                                                 FOR THE YEAR ENDED            FOR THE YEAR ENDED               JULY 1, 1993 TO
                                                 SEPTEMBER 30, 1995            SEPTEMBER 30, 1994            SEPTEMBER 30, 1993(A)
                                                 ------------------            ------------------            ---------------------
                                                       CLASS A                       CLASS A                        CLASS A
                                                       -------                       -------                        -------

NET ASSET VALUE, BEGINNING OF PERIOD                   $9.76                      $10.20                         $10.00
                                                       -----                      ------                         ------
INVESTMENT ACTIVITIES
  Net investment income                                 0.44                        0.38                           0.08
  Net realized and unrealized gains
    (losses) on investments                             1.27                      (0.44)                           0.21
                                                        ----                     ------                          ------
         Total from Investment Activities               1.71                      (0.06)                           0.29
                                                        ----                     ------                          ------
DISTRIBUTIONS
Net investment income                                 (0.43)                      (0.38)                         (0.09)
                                                      ------                     ------                         ------
Total Distributions                                   (0.43)                      (0.38)                         (0.09)
                                                      ------                     ------                         ------
NET ASSET VALUE, END OF PERIOD                        $11.04                      $ 9.76                         $10.20
                                                      ======                      ======                         ======
Total Return                                          18.00%                     (0.64%)                          2.88%
ANNUALIZED RATIOS/SUPPLEMENTARY
         DATA:
Net Assets, End of Period (000)                       $9,257                      $8,560                         $2,569
Ratio of expenses to average net assets                1.17%                       0.98%                          0.50%
Ratio of net investment income to
  average net assets                                   4.27%                       4.02%                          4.39%
Ratio of expenses to average net assets*               1.71%                       1.75%                          2.00%
Ratio of net investment income to
  average net assets*                                  3.73%                       3.25%                          2.89%
Portfolio turnover                                    23.68%                      12.91%                          8.32%


 * During the period the investment advisory, administration, distribution and/or fund accounting fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)      Period from commencement of operations.


                          SMALL COMPANY GROWTH FUND
                          -------------------------

                                                        DECEMBER 7, 1994 TO
                                                       SEPTEMBER 30, 1995(A)
                                                       ---------------------

                                                              CLASS A
                                                              -------
Net Asset Value, Beginning of Period                          $10.00
                                                              ------

Investment Activities
  Net investment loss                                         (0.08)
  Net realized and unrealized gains
    on investments                                             4.61
                                                              ------

Total from Investment Activities                               4.53
                                                              ------

Net Asset Value, End of Period                                $14.53
                                                              ======

Total Return (b)                                              45.30%

Annualized Ratios/Supplementary Data:
  Net Assets, End of Period (000)                             $1,096
  Ratio of expenses to
    average net assets                                         2.50%
  Ratio of net investment loss
    to average net assets                                     (1.56%)
  Ratio expenses to
    average net assets*                                        2.84%
  Ratio of net investment income
    to average net assets                                     (1.90%)

Portfolio Turnover                                            46.97%
                                                              ======


* During the period, certain fees were voluntarily reduced. In addition, certain fees were reimbursed by the Adviser. If such voluntary fee reductions and reimbursements had not occurred, the ratios would have been as indicated.

(a)      Period from commencement of operations.
(b)      Not  annualized.


                       INVESTMENT OBJECTIVES AND POLICIES

U.S. TREASURY FUND

         The investment objective of the U.S. Treasury Fund is to seek current income with liquidity and stability of principal through investing exclusively in short-term United States dollar-denominated obligations issued or guaranteed by the U.S. Treasury, some of which may be subject to repurchase agreements.

         All instruments in which the U.S. Treasury Fund invests are valued based on the amortized cost valuation technique pursuant to Rule 2a-7 under the Investment Company Act of 1940. All instruments in which the Fund invests will have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable or floating rate obligations may bear longer maturities. The average dollar weighted maturity of the securities in the U.S. Treasury Fund will not exceed 90 days. Obligations purchased by the U.S. Treasury Fund are limited to U.S. dollar-denominated obligations which the Board of Trustees has determined present minimal credit risks. See "VALUATION OF SHARES" and the Statement of Additional Information for further explanation of the amortized cost valuation method.

THE FIXED INCOME FUNDS

         The investment objective of both the Short-Intermediate Fund and the Intermediate Bond Fund (collectively the "Fixed Income Funds") is to seek current income consistent with the preservation of capital. The Short-Intermediate Fund will invest primarily in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government Securities"), some of which may be subject to repurchase agreements, or in high grade collateralized mortgage obligations ("CMOs"). At least 65% of the Short-Intermediate Fund's assets will be invested in U.S. Government Securities. The dollar-weighted average portfolio maturity of the Short-Intermediate Fund will be from two to five years. The Intermediate Bond Fund will also invest primarily in U.S. Government Securities, and at least 65% of its total assets will be invested in bonds. Bonds for this purpose will include both bonds (maturities of ten years or more) and notes (maturities of one to ten years) of the U.S. Government. The dollar-weighted average portfolio maturity of the Intermediate Bond Fund will be from five to ten years. CMOs will be considered bonds for this purpose if their expected average life is comparable to the maturity of other bonds eligible for purchase by the Fixed Income Funds. The Fixed Income Funds may also invest in short-term obligations, commercial bonds and the shares of other investment companies.

         Bonds, notes and debentures in which the Fixed Income Funds may invest may differ in interest rates, maturities and times of issuance. Mortgage-related securities purchased by the Fixed Income Funds will be either (i) issued by United States Government-owned or sponsored corporations or (ii) rated in the highest category by a nationally recognized statistical rating organization ("NRSRO") at the time of purchase, (for example, rated Aaa by Moody's Investors

Service, Inc. ("Moody's") or AAA by Standard & Poor's Corporation ("S&P")), or, if not rated, are of comparable quality as determined by BB&T. The applicable ratings are described in the Appendix to the Statement of Additional Information.

THE NORTH CAROLINA FUND

         The North Carolina Fund's investment objective is to produce a high level of current interest income that is exempt from both federal income tax and North Carolina personal income tax. Under normal market conditions, the North Carolina Fund will invest at least 90% of its total assets in high grade obligations issued by or on behalf of the State of North Carolina and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt both from federal income tax and North Carolina personal income tax and not treated as a preference item for purposes of the federal alternative minimum tax for individuals ("North Carolina Tax-Exempt Obligations"). The North Carolina Fund will maintain a dollar-weighted average portfolio maturity of between three and ten years, and no obligations in which the Fund invests will have remaining maturities in excess of 25 years.

         The North Carolina Fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation. Investment in the North Carolina Fund would not be appropriate for tax-deferred plans, such as IRA and Keogh plans. Investors should consult a tax or other financial adviser to determine whether investment in the North Carolina Fund would be suitable for them.

THE GROWTH AND INCOME FUND

         The Growth and Income Fund's investment objective is to seek capital growth, current income or both, primarily through investment in stocks. Under normal market conditions, the Growth and Income Fund will invest at least 65% of its total assets in stocks, which for this purpose may be either common stock, preferred stock, warrants, or debt instruments that are convertible to common stock.

         Equity securities purchased by the Growth and Income Fund will be either traded on a domestic securities exchange or quoted in the NASDAQ/NYSE system. While some stocks may be purchased primarily to achieve the Growth and Income Fund's investment objective for income, most stocks will be purchased by the Growth and Income Fund primarily in furtherance of its investment objective for growth. The Growth and Income Fund will favor stocks of issuers which over a five year period have achieved cumulative income in excess of the cumulative dividends paid to shareholders.

         Stocks such as those in which the Growth and Income Fund may invest are more volatile and carry more risk than some other forms of investment. Depending upon the performance of the Growth and Income Fund's investments, the net asset value per Share of the Fund may decrease instead of increase.

THE BALANCED FUND

         The Balanced Fund's investment objective is to seek long-term capital growth and to produce current income. The Balanced Fund seeks to achieve this objective by investing in a broadly diversified portfolio of securities, including common stocks, preferred stocks and bonds.

         The portion of the Balanced Fund's assets invested in each type of security will vary in accordance with economic conditions, the general level of common stock prices, interest rates and other relevant considerations, including the risks associated with each investment medium. Thus, although the Balanced Fund seeks to reduce the risks associated with any one investment medium by utilizing a variety of investments, performance will depend upon the additional factors of timing and the ability of BB&T to judge and react to changing market conditions. The Balanced Fund may invest in short-term obligations in order to acquire interest income combined with liquidity. For temporary defensive purposes, as determined by BB&T, these investments may constitute 100% of the Balanced Fund's portfolio and, in such circumstances, will constitute a temporary suspension of the Balanced Fund's attempt to achieve its investment objective.

         The Balanced Fund's equity securities will generally consist of common stocks but may also consist of other equity-type securities such as warrants, preferred stocks and convertible debt instruments. The Fund's equity investments will be in companies with a favorable outlook and which are believed by BB&T to be undervalued.

         The Balanced Fund's debt securities will consist of securities such as bonds, notes, debentures and money market instruments. The Balanced Fund may also invest in CMOs. The average dollar-weighted maturity of debt securities held by the Balanced Fund will vary according to market conditions and interest rate cycles and will range between 1 year and 30 years under normal market conditions.

         It is a fundamental policy of the Balanced Fund that it will invest at least 25% of its total assets in fixed-income senior securities. For this purpose, fixed-income senior securities include debt securities, preferred stock and that portion of the value of securities convertible into common stock, including convertible preferred stock and convertible debt, which is attributable to the fixed-income characteristics of those securities.

THE SMALL COMPANY GROWTH FUND

         The Small Company Growth Fund's investment objective is to seek long-term capital appreciation through investment primarily in a diversified portfolio of equity and equity-related securities of small capitalization growth companies. The Small Company Growth Fund will invest in companies that are considered to have favorable and above average earnings growth prospects and, as a matter of fundamental policy, at least 65% of the Fund's total assets will be invested in small companies with a market capitalization under $1 billion at the time of purchase. In making portfolio investments, the Small Company Growth Fund will assess characteristics such as financial condition, revenue, growth, profitability, earnings per share growth and trading liquidity. The remainder of the Fund's assets, if not invested in the securities of small companies, will be invested in the instruments described below and under "Specific Investment Policies."

         Smaller, less seasoned companies may be subject to greater business risk than larger, established companies. They may be more vulnerable to changes in economic conditions, specific industry conditions, market fluctuations and other factors affecting the profitability of companies. Therefore, the stock price of smaller capitalization companies may be subject to greater price fluctuations than that of larger, established companies. Due to these and other risk factors, the price movement of the securities held by the Fund may be volatile and the net asset value of a share of the Fund may fluctuate more than that of a share of a fund that invests in larger established companies.


INTERNATIONAL EQUITY FUND

         The International Equity Fund's investment objective is to seek long-term capital appreciation through investment primarily in equity securities of foreign issuers. During normal market conditions, the International Equity Fund will normally invest at least 80%, and, in any event, at least 65%, of the value of its total assets in equity securities. Equity securities include common stock and preferred stock (including convertible preferred stock); bonds, notes and debentures convertible into common or preferred stock; stock purchase warrants and rights; equity interests in trusts and partnerships; and depositary receipts of companies.

         During normal market conditions, the International Equity Fund will normally invest at least 90%, and, in any event, at least 65%, of the value of its total assets in securities of foreign issuers. The Fund will pursue investments in non-dollar denominated stocks within countries included in the Morgan Stanley Capital International Europe, Australia and the Far East Index ("EAFE"). The Fund will be diversified across countries, industry groups and companies with investment at all times in at least three foreign countries.

         When choosing securities, a value investment style is employed so that the investment sub-adviser targets equity securities that are believed to be undervalued. The investment sub-adviser will emphasize stocks with price/earnings ratios below average for a security's home market or stock exchange. A security's earnings trend and its dividend growth rate will also be factors considered in security selection. The investment sub-adviser will also consider macroeconomic factors such as expected economic growth among certain foreign countries, expected levels of inflation, government policies influencing business conditions, and the outlook for currency relationships.


ALL FUNDS

         The investment objective of each Fund is fundamental and may not be changed without the vote of a majority of the outstanding Shares of the Fund (as defined below under "GENERAL

INFORMATION--Miscellaneous.") There can be, of course, no assurance that a Fund will achieve its investment objective.


         Depending upon the performance of the portfolio investments of each of the Short-Intermediate, Intermediate Bond, North Carolina, Growth and Income, Balanced, Small Company Growth, and International Equity Funds (collectively, the "Variable NAV Funds"), the net asset value per Share of each Variable NAV Fund will fluctuate.


SPECIFIC INVESTMENT POLICIES

REPURCHASE AGREEMENTS


         Securities held by each Fund may be subject to repurchase agreements. A Fund will enter into repurchase agreements for the purposes of maintaining liquidity and obtaining favorable yields. Under the terms of a repurchase agreement, a Fund acquires securities from financial institutions or registered broker-dealers, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The seller is required to maintain the value of the collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller under a repurchase agreement were to default on its repurchase obligation or become insolvent, a Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by a Fund were delayed pending court action. Additionally, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund could incur delays and costs in selling the underlying security or could suffer a loss of principal and interest if such Fund were treated as an unsecured creditor and required to return the underlying security to the seller's estate. A Fund will enter into repurchase agreements with financial institutions or registered broker-dealers deemed creditworthy by BB&T (or PNC Bank, National Association ("PNC Bank"), the Small Company Growth Fund's investment sub-adviser with respect to the Small Company Growth Fund, Or CastleInternational Asset Management Limited ("CastleInternational"), the International Equity Fund's Investment sub-adviser with respect to the International Equity Fund). Except as described in the Statement of Additional Information, there is no aggregate limitation on the amount of a Fund's total assets that may be invested in instruments which are subject to repurchase agreements. Repurchase agreements are considered to be loans by a Fund under the Investment Company Act of 1940.


REVERSE REPURCHASE AGREEMENTS

         In accordance with the investment restrictions described below, each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements. A Fund will enter into reverse repurchase agreements for the purpose of meeting liquidity needs. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. Reverse repurchase agreements include the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the Investment Company Act of 1940.

WHEN-ISSUED SECURITIES


         Each of the Funds except the U.S. Treasury Fund may purchase securities on a when-issued or delayed-delivery basis. In addition, the Small Company Growth Fund may sell, and the International Equity Fund may purchase and sell, securities on a "forward commitment" basis. These transactions are arrangements in which a Fund purchases securities with payment and delivery scheduled for a future time. When a Fund agrees to purchase securities on a when-issued basis, the Fund's custodian must set aside cash or liquid Fund securities equal to the amount of that commitment in a separate account and may be required to subsequently place additional assets in the separate account to maintain equivalence with the Fund's commitment. The ability to purchase when-issued securities will provide a Fund with the flexibility of participating in new issues of government securities, particularly mortgage-related securities. Prior to delivery of when-issued securities, the securities are subject to fluctuations in value, and no income accrues until their receipt. A Fund engages in when-issued and delayed-delivery transactions only with the intent of acquiring Fund securities consistent with its investment objective and policies, and not for investment leverage. In when-issued and delayed-delivery transactions, the Funds rely on the seller to complete the transaction; its failure to do so may cause a Fund to miss a price or yield considered to be advantageous. A Fund expects that commitments by a Fund to purchase when-issued securities will not exceed 25% of the value of its assets under normal market conditions. The International Equity Fund's when-issued purchases and forward commitments are not expected to exceed 25% of the value of its total assets absent unusual market conditions.

 SHORT-TERM OBLIGATIONS

         The Fixed Income Funds, the North Carolina Fund, the Growth and Income Fund, the Balanced Fund, and the Small Company Growth Fund may invest in high quality, short-term obligations (with maturities of 12 months or less) such as domestic and foreign commercial paper (including variable-amount master demand notes), bankers' acceptances, certificates of deposit and demand and time deposits of domestic and foreign branches of U.S. banks and foreign banks, and repurchase agreements. Such investments will be limited to those obligations which, at the time of purchase, (i) possess one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations ("NRSROs") (for example, commercial paper rated "A-1" or "A-2" by S&P and "P-1" or "P-2" by Moody's), or (ii) do not possess a rating (i.e., are unrated) but are determined by BB&T (or PNC Bank, with respect to the Small Company Growth
Fund) to be of comparable quality to rated instruments eligible for purchase. Under normal market conditions, each of the Fixed Income Funds, the Growth and Income Fund, and the Small Company Growth Fund will limit its investment in short-term obligations to 35%.


         Each of the Fixed Income Funds, the Growth and Income Fund, and the Small Company Growth Fund may invest in short-term obligations in order to acquire interest income combined with liquidity. For temporary defensive purposes, as determined by BB&T (or, in the case of the Small Company Growth Fund, PNC Bank), these investments may constitute 100% of such Funds' portfolio and, in such circumstances, will constitute a temporary suspension of such Funds' attempts to achieve their investment objectives.


         Pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if its investment sub-adviser determines that market conditions warrant, the international equity fund may also invest without limitation in high quality money market instruments. High quality money market instruments include u.S. Government obligations, u.S. Government agency obligations, dollar denominated obligations of foreign issuers issued in the U.S., Bank obligations, including U.S. Subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements, and obligations of supranational organizations. Generally, such obligations will mature within one year from the date of settlement, but may mature within two years from the date of settlement.


U.S. GOVERNMENT SECURITIES


         U.S. Government Securities will constitute the primary investment of the Short-Intermediate and Intermediate Bond Funds. The Growth and Income Fund, the Balanced Fund, the Small Company Growth Fund, and the International Equity Fund may also invest in U.S. Government Securities. The types of U.S. Government Securities in which these Funds will invest include obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government, such as Treasury bills, notes, bonds and certificates of indebtedness, and obligations issued or guaranteed by the agencies or instrumentalities of the U.S. Government, but not supported by such full faith and credit. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks, or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.


         U.S. Government Securities may include mortgage-backed pass-through securities. Interest and principal payments (including prepayments) on the mortgages underlying such securities are passed through to the holders of the security. Prepayments occur when the borrower under an individual mortgage prepays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed pass-through securities are often subject to more rapid prepayments of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayments are important because of their effect on the yield and price of the securities. During periods of declining interest rates, such prepayments can be expected to accelerate, and the Funds would be required to reinvest the proceeds at the lower interest rates then available. In addition, prepayments of mortgages which underlie securities purchased at a premium may not have been fully amortized at the time the obligation is repaid. As a result of these principal prepayment features, mortgage-backed pass-through securities are generally more volatile investments than other U.S. Government Securities.

         The Short-Intermediate, Intermediate Bond, Growth and Income, Balanced, and Small Company Growth Funds may also invest in "zero coupon" U.S. Government Securities. These securities tend to be more volatile than other types of U.S. Government Securities. Zero coupon securities are debt instruments that do not pay current interest and are typically sold at prices greatly discounted from par value. The return on a zero coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price.

         The U.S. Treasury Fund may invest in U.S. Government Securities to the extent that they are obligations issued or guaranteed by the U.S. Treasury. In addition, the North Carolina Fund may invest in U.S. Government Securities in connection with the purchase of taxable obligations (as described below).

COLLATERALIZED MORTGAGE OBLIGATIONS

         Each of the Fixed Income Funds, the Growth and Income Fund, the Balanced Fund, and the Small Company Growth Fund may also invest in collateralized mortgage obligations ("CMOs"). CMOs are mortgage-related securities which are structured on pools of mortgage pass-through certificates or mortgage loans. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its maturity. Thus, the early retirement of a particular class or series of CMO held by a Fund would have the same effect as the prepayment of mortgages underlying a mortgage-backed pass-through security.

         Certain debt securities such as, but not limited to, mortgage backed securities, CMOs and asset-backed securities, as well as securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. As a result, the effective maturity of these securities is expected to be shorter than the stated maturity. For purposes of calculating a Fund's weighted average portfolio maturity, the effective maturity of such securities will be used.

         CMOs may include stripped mortgage securities. Such securities are derivative multi-class mortgage securities issued by agencies or instrumentalities of the United States Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving all of the interest from the mortgage assets (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the securities' yield to maturity. Generally, the market value of the PO class is unusually volatile in response to changes in interest rates. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the security is rated in the highest rating category.

         Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not fully developed. Stripped mortgage securities issued or guaranteed by the U.S. Government and held by a Fund may be considered liquid securities pursuant to guidelines established by the Group's Board of Trustees. The Funds will not purchase a stripped mortgage security that is illiquid if, as a result thereof, more than 15% of the value of the Fund's net assets would be invested in such securities and other illiquid securities.

         Unless stated otherwise, each Fund will limit its investment in CMOs to 25% of the value of its total assets.

COMMERCIAL BONDS

         The Growth and Income Fund, the Small Company Growth Fund, and the Fixed Income Funds may invest up to 35% of their assets, and the Balanced Fund also may invest in bonds, notes and debentures of a wide range of U.S. corporate issuers. Debentures represent unsecured promises to pay, while notes and bonds may be secured by mortgages on real property or security interests in personal property.

         Bonds, notes and debentures in which the Growth and Income Fund, the Balanced Fund, and the Small Company Growth Fund may invest may differ in interest rates, maturities and times of issuance and may include CMOs (which are described above).

         The Growth and Income Fund, the Balanced Fund, the Small Company Growth Fund, and the Fixed Income Funds will invest only in bonds, notes, and debentures which are rated at the time of purchase within the three highest rating groups assigned by an NRSRO (for example, at least A by Moody's or S&P), or, if unrated, which BB&T (or PNC Bank, with respect to the Small Company Growth Fund) deems to be of comparable quality. The applicable ratings are described in the Appendix to the Statement of Additional Information. In the event that the rating of any debt securities falls below the third highest rating category, these Funds will not be obligated to dispose of such obligations and may continue to hold such obligations if, in the opinion of BB&T (or PNC Bank, with respect to the Small Company Growth Fund), such investment is considered appropriate under the circumstances.


 OPTIONS AND FUTURES CONTRACTS


         The Growth and Income Fund, the Balanced Fund, and the Small Company Growth Fund may engage in writing call options from time to time as BB&T (or PNC Bank, with respect to the Small Company Growth Fund) deems to be appropriate. Options are written solely as covered call options (options on securities owned by the Fund). Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. In order to close out an option position, a Fund will enter into a "closing purchase transaction"--the purchase of a call option on the same security with the same exercise price and expiration date as any call option which it may previously have written. Upon the sale of a portfolio security upon which it has written a covered call option, a Fund must effect a closing purchase transaction so as to avoid converting a covered call into a "naked call," i.e., a call option on a security not owned by the Fund. If a Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price but retains the risk of loss should the price of the security decline.



         The Small Company Growth Fund may invest in futures contracts for hedging purposes or for other purposes so long as aggregate initial margins and premiums required for non-hedging positions do not exceed 5% of its net assets, after taking into account any unrealized profits and losses on any such contracts into which it has entered. The Small Company Growth Fund may not sell futures contracts to hedge more than its total assets unless immediately after any such transaction the aggregate amount of margin deposits on its existing futures positions does not exceed 5% of its total assets.

         To enter into a futures contract, the Small Company Growth Fund must make a deposit of initial margin with its custodian in a segregated account in the name of its futures broker. Subsequent payments to or from the broker, called variation margin, will be made on a daily basis as the price of the underlying security or index fluctuates, making the long and short positions in the futures contracts more or less valuable.


         To the extent consistent with its investment objective, the International Equity Fund may write covered call options, buy put options, buy call options, and write secured put options for the purpose of hedging or earning additional income, which may be deemed speculative or, cross-hedging. These options may relate to particular securities, financial instruments, foreign currencies, stock or bond indices or the yield differential between two securities, and may or may not be listed on a securities exchange and may or may not be issued by the Options Clearing Corporation. The Fund will not purchase put and call options where the aggregate premiums on outstanding options exceed 5% of its net assets at the time of purchase, and will not write options on more than 25% of the value of its net assets (measured at the time an option is written). Options trading is a highly specialized activity that entails greater than ordinary investment risks. In addition, unlisted options are not subject to the protections afforded purchasers of listed options issued by the Options Clearing Corporation, which performs the obligations of its members if they default.

         To the extent consistent with its investment objective, the International Equity Fund may also invest in futures contracts and options on futures contracts to commit funds awaiting investment in stocks or maintain cash liquidity or, for other hedging purposes. The value of the Fund contracts may equal or exceed 100% of the Fund's total assets, although the Fund will not purchase or sell a futures contract unless immediately afterwards the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of its net assets.

         Futures contracts obligate the International Equity Fund, at maturity, to take or make delivery of securities, the cash value of a securities index or a stated quantity of a foreign currency. The may sell a futures contract in order to offset an expected decrease in the value of its portfolio positions that might otherwise result from a market decline or currency exchange fluctuation. The Fund may do so either to hedge the value of its securities portfolio as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. In addition, the Fund may utilize futures contracts in anticipation of changes in the composition of its holdings or in currency exchange rates.

         The International Equity Fund may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When the Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or a seller of a futures contract at a specified exercise price during the option period. When the Fund sells an option on a futures contract, it becomes obligated to sell or buy a futures contract if the option is exercised. In connection with the Fund's position in a futures contract or related option, the Fund will create a segregated account of liquid high grade assets or will otherwise cover its position in accordance with applicable SEC requirements.


         The risks related to the use of futures contracts include: (i) the correlation between movements in the market price of the portfolio investments (held or intended for purchase) being hedged and in the price of the futures contract may be imperfect; (ii) possible lack of a liquid secondary market for closing out futures positions; (iii) the need for additional portfolio management skills and techniques; (iv) losses due to unanticipated market movements; and (v) a sub-adviser's inability to predict correctly the direction of securities prices, interest rates, currency exchange rates, and other economic factors. Successful use of futures is subject to the ability correctly to predict movements in the direction of the market. For example, if the Fund uses futures contracts as a hedge against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit of the increased value of its securities that it has hedged because the Fund will have approximately equal offsetting losses in its future positions. The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in future pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor. Thus, a purchase or sale of a futures contract may result in losses or gains in excess of the amount invested in the contract.


         A Fund's ability to engage in options and futures transactions and to sell related securities may be limited by tax considerations.


FOREIGN INVESTMENTS


         The Balanced Fund, the Growth and Income Fund, and the Small Company Growth Fund may invest in foreign securities through the purchase of American Depository Receipts ("ADRS") or the purchase of securities on the New York Stock Exchange but will not do so if immediately after a purchase and as a result of the purchase the total value of such foreign securities owned by a Fund would exceed 25% of the value of the total assets of a Fund. A Fund may also invest in securities issued by foreign branches of U.S. banks and foreign banks and in Canadian Commercial Paper and Europaper.

         During normal market conditions, the International Equity Fund will invest at least 90% and, in any event, at least 65%, of its total assets in securities of foreign issuers. The International Equity Fund invests primarily in equity securities of issuers located in countries included in EAFE. EAFE is an index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries. The Index represents the evolution of an unmanaged portfolio consisting of all domestically listed stocks. Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Italy, Japan, Netherlands, New Zealand, Norway, Singapore, Malaysia, Spain, Sweden, Switzerland, and the United Kingdom are currently included in EAFE.

         The International Equity Fund may invest in both sponsored and unsponsored ADRs, European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs") and other similar global instruments. ADRs typically are issued by an american bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts, are receipts issued in europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities. GDRs are depository receipts structured like global debt issues to facilitate trading on an international basis. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuers may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer.

         Investing in foreign securities involves considerations not typically associated with investing in securities of companies organized and operated in the United States. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of a fund that invests in foreign securities as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates. A fund's investments in foreign securities may also be adversely affected by changes in foreign political or social conditions, diplomatic relations, confiscatory taxation, expropriation, limitation on the removal of funds or assets, or imposition of (or change in) exchange control regulations. In addition, changes in government administrations or economic or monetary policies in the U.S. Or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect a Fund's operations. Special tax considerations apply to foreign securities.

         In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting requirements applicable to issuers in the United States. While the volume of transactions effected on foreign stock exchanges has increased in recent years, it remains appreciably below that of the New York Stock Exchange. Accordingly, a Fund's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities in U.S. companies. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States.

         The expense ratio of the International Equity Fund can be expected to be higher than that of funds investing primarily in domestic securities. The costs attributable to investing abroad are usually higher for several reasons, such as the higher cost of investment research, higher cost of custody of foreign securities, higher commissions paid on comparable transactions on foreign markets, foreign income taxes withheld at the source and additional costs arising from delays in settlements of transactions involving foreign securities.

         The International Equity Fund may also invest its assets in countries with emerging economies or securities markets. These countries may include Argentina, Brazil, Bulgaria, Chile, China, Colombia, The Czech Republic, Ecuador, Greece, Hungary, India, Israel, Lebanon, Malaysia, Mexico, Morocco, Peru, The Philippines, Poland, Romania, Russia, South Africa, South Korea, Taiwan, Thailand, Tunisia, Turkey, Venezuela And Vietnam. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristic of more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability to the Fund of additional investments in emerging market countries. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the countries illiquid and more volatile than investments in Japan or most Western European countries. There may be little financial or accounting information available with respect to issuers located in certain emerging market countries, and it may be difficult as a result to access the value or prospects of an investment in such issuers. The International Equity Fund intends to limit its investment in emerging market securities to 20% of its total assets.

         The International Equity Fund may use forward foreign currency exchange contracts to hedge against movements in the value of foreign currencies (including the European Currency Unit (ECU)) relative to the U.S. dollar in connection with specific portfolio transactions or with respect to portfolio positions. A forward foreign currency exchange contract involves an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Foreign currency exchange contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Fund to establish a rate of exchange for a future point in time.


OTHER INVESTMENT PRACTICES

         For liquidity purposes, each Fund except the U.S. Treasury Fund may invest up to 5% of the value of its total assets in the securities of any one money market mutual fund (including Shares of the U.S. Treasury Fund, pursuant to exemptive relief granted by the Securities and Exchange Commission) and up to 10% of its total assets in more than one money market mutual fund. In order to avoid the imposition of additional fees as a result of investments in Shares of the U.S. Treasury Fund, BB&T and BISYS Fund Services (the "Administrator") (see "MANAGEMENT OF BB&T MUTUAL FUNDS GROUP"--"Investment Adviser" and "Administrator and Distributor") will reduce that portion of their usual asset-based service fees from each investing Fund by an amount equal to their service fees from the U.S. Treasury Fund that are attributable to those Fund investments. BB&T and the Administrator will promptly forward such fees to the investing Funds. The Funds will incur additional expenses due to the duplication of expenses as a result of investing in securities of other unaffiliated money market mutual funds. Additional restrictions on the Funds' investments in the securities of an unaffiliated money market fund and/or the U.S. Treasury Fund are contained in the Statement of Additional Information.


         In addition, the International Equity Fund may purchase shares of investment companies investing primarily in foreign securities, including so-called "country funds." Country funds have portfolios consisting exclusively of securities of issuers located in one country.


         In order to generate additional income, each Fund except the North Carolina Fund may, from time to time, lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities. While the lending of securities may subject a Fund to certain risks, such as delays or the inability to regain the securities in the event the borrower was to default on its lending agreement or enter into bankruptcy, the Fund will receive 100% collateral in the form of cash or U.S. Government Securities. This collateral will be valued daily by BB&T (or PNC Bank, with respect to the Small Company Growth Fund or CastleInternational, with respect to the International Equity Fund) and should the market value of the loaned securities increase, the borrower will furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities. Loans are subject to termination by a Fund or the borrower at any time. While a Fund will not have the right to vote securities on loan, the Funds intend to terminate the loan and regain the right to vote if that is considered important with respect to the investment. The Funds will only enter into loan arrangements with broker-dealers, banks or other institutions which BB&T (or PNC Bank, with respect to the Small Company Growth Fund or CastleInternational with respect to the International Equity Fund) has determined are creditworthy under guidelines established by the Group's Board of Trustees. Each Fund will restrict its securities lending to 30% (33 1/3% with respect to the International Equity
Fund) of its total assets.

         In order to generate income, the Short-Intermediate, Intermediate Bond, Growth and Income, Balanced, Small Company Growth, and International Equity Funds may engage in the technique of short-term trading. Such trading involves the selling of securities held for a short time, ranging from several months to less than a day. The object of such short-term trading is to increase the potential for capital appreciation and/or income of the Funds in order to take advantage of what BB&T (or PNC Bank, with respect to the Small Company Growth Fund or CastleInternational, with respect to the International Equity Fund) believes are changes in market, industry or individual company conditions or outlook. Any such trading would increase the portfolio turnover rate of the Funds and their transaction costs.


PUTS


         The North Carolina Fund and the Small Company Growth Fund may acquire "puts" with respect to securities held in their respective portfolios. Under a put, a Fund would have the right to sell a specified security within a specified period of time at a specified price. A put would be sold, transferred, or assigned only with the underlying security. Each of the North Carolina Fund and the Small Company Growth Fund expects that it will generally acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for a put either separately in cash or by paying a higher price for Fund securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities). The North Carolina Fund and the Small Company Growth Fund will acquire puts solely to facilitate Fund liquidity, shorten the maturity of the underlying security, or permit the investment of its funds at a more favorable rate of return. The International Equity Fund May also acquire puts as described in "Options and Futures Contracts."

OTHER INVESTMENT POLICIES OF THE NORTH CAROLINA FUND

TAX-EXEMPT OBLIGATIONS

         In addition to North Carolina Tax-Exempt Obligations, the North Carolina Fund may invest in tax-exempt obligations issued by or on behalf of states other than North Carolina, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities, and political subdivisions the interest on which, in the opinion of the issuer's counsel at the time of issuance, is exempt from federal income tax and is not treated as a preference item for individuals for purposes of the federal alternative minimum tax. Such securities and North Carolina Tax-Exempt Obligations are hereinafter collectively referred to as "Tax-Exempt Obligations."

         Up to 10% of the North Carolina Fund's total assets may be invested in Tax-Exempt Obligations other than North Carolina Tax-Exempt Obligations. If deemed appropriate for temporary defensive periods, as determined by BB&T, the North Carolina Fund may suspend attempts to achieve its investment objective and may increase its holdings in Tax-Exempt Obligations other than North Carolina Tax-Exempt Obligations to over 10% of its total assets. Investments made for temporary defensive purposes will not be intended to achieve the North Carolina Fund's investment objective with respect to North Carolina taxation, but rather will be intended to preserve the value of the North Carolina Fund's Shares.

         The two principal classifications of Tax-Exempt Obligations which may be held by the North Carolina Fund are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by the North Carolina Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

         Also included within the general category of Tax-Exempt Obligations are participation certificates in a lease, an installment purchase contract, or a conditional sales contract (hereinafter collectively called "lease obligations") entered into by a state or political subdivision to finance the acquisition or construction of equipment, land, or facilities.

         Among other types of Tax-Exempt Obligations, the North Carolina Fund may purchase Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Tax-Exempt Commercial Paper and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

         The North Carolina Fund may also invest in "moral obligation" securities, which are normally issued by special purpose public authorities. However, such investments are expected to be limited by the fact that North Carolina issuers are currently precluded by North Carolina State law from issuing such securities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

         The North Carolina Fund invests in Tax-Exempt Obligations which are rated at the time of purchase in one of the three highest categories by an NRSRO in the case of bonds; one of the two highest categories by an NRSRO in the case of notes; rated "SP-1" or higher by S&P or "MIG-2" or higher by Moody's or rated at a comparable level of quality by another NRSRO in the case of tax-exempt commercial paper; or rated "VMIG-1" or higher by Moody's or rated at a comparable level of quality by another NRSRO in the case of variable rate demand obligations. The North Carolina Fund may also purchase Tax-Exempt Obligations which are unrated at the time of purchase but are determined to be of comparable quality by BB&T pursuant to guidelines approved by the Group's Board of Trustees. The applicable ratings are described in the Appendix to the Statement of Additional Information.

         Opinions relating to the validity of Tax-Exempt Obligations and to the exemption of interest thereon from federal and state income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the North Carolina Fund nor BB&T will review the proceedings relating to the issuance of Tax-Exempt Obligations or the basis for such opinions.

TAXABLE OBLIGATIONS OF THE NORTH CAROLINA FUND

         The North Carolina Fund may invest up to 10% of its net assets in taxable obligations or debt securities, the interest income from which may be subject to the federal alternative minimum tax for both individual and corporate shareholders. There is no limit on the amount of taxable obligations that may be held for temporary defensive purposes. Taxable obligations may include U.S. Government Securities (some of which may be subject to repurchase agreements), certificates of deposit and bankers' acceptances of domestic banks and domestic branches of foreign banks, commercial paper meeting the North Carolina Fund's quality standards (as described above) for tax-exempt commercial paper, and shares issued by other open-end registered investment companies issuing taxable dividends (as described above). The North Carolina Fund may hold uninvested cash reserves pending investment, during temporary defensive periods or if, in the opinion of BB&T, suitable North Carolina Tax-Exempt Obligations are unavailable.

RISK FACTORS AND SPECIAL CONSIDERATIONS RELATING TO THE NORTH CAROLINA FUND

         Because the North Carolina Fund will invest at least 90% of the value of its total assets in North Carolina Tax-Exempt Obligations and because it seeks to maximize income derived from North Carolina Tax-Exempt Obligations, it is more susceptible to factors adversely affecting issuers of North Carolina Tax-Exempt Obligations than is a comparable municipal bond mutual fund that is not concentrated in these issuers to this degree. Growth of North Carolina tax revenues slowed considerably during fiscal years 1990-92, requiring tax increases and budget adjustments, including hiring freezes and restrictions, spending constraints, changes in timing of certain collections and payments, and other short-term budget adjustments, that were needed to comply with North Carolina's constitutional mandate for a balanced budget. Fiscal years 1993, 1994 and 1995, however, ended with a positive General Fund balance each year. By law, 25% of such positive fund balance was required to be reserved in the General Fund of North Carolina as part of a "Savings Reserve" (subject to a maximum reserve of 5% of the preceding fiscal year's operating appropriation). An additional portion of such positive fund balance was reserved in the General Fund as part of a "Reserve For Repair and Renovation of State Facilities," leaving the remaining unrestricted fund balance at the end of each such year available for future appropriations. See "SPECIAL CONSIDERATIONS REGARDING INVESTMENT IN NORTH CAROLINA TAX-EXEMPT OBLIGATIONS" in the Statement of Additional Information for further discussion of investment considerations associated with North Carolina Tax-Exempt Obligations.

DIVERSIFICATION AND CONCENTRATION


         The North Carolina Fund is a non-diversified fund under the Investment Company Act of 1940. This means it may concentrate its investments in the securities of a limited number of issuers. Under the Internal Revenue Code of 1986, as amended, with respect to 50% of its total assets, the North Carolina Fund generally may not invest more than 25% of its assets in securities of any one issuer (other than U.S. Government Securities) at the end of each fiscal quarter and, with respect to the remaining 50% of its total assets, the North Carolina Fund may not invest more than 5% of its total assets in the securities of any one issuer (other than U.S. Government Securities) at the end of each fiscal quarter. Because of the relatively small number of issuers of North Carolina Tax-Exempt Obligations, the North Carolina Fund is more likely to invest a higher percentage of its assets in the securities of a single issuer than is an investment company that invests in a broad range of tax-exempt securities. This concentration involves an increased risk of loss to the North Carolina Fund if the issuer is unable to make interest or principal payments or if the market value of such securities declines, and consequently may cause greater fluctuation in the net asset value of the North Carolina Fund's Shares.


VARIABLE AND FLOATING RATE SECURITIES

         North Carolina Tax-Exempt Obligations purchased by the North Carolina Fund may include variable and floating rate tax-exempt notes with ratings that are similar to those described above. There may be no active secondary market with respect to a particular variable or floating rate note. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the North Carolina Fund will approximate their par value. Variable and floating rate notes for which no readily available market exists will be purchased in an amount which, together with other securities which are not readily marketable, exceeds 15% of the North Carolina Fund's total assets only if such notes are subject to a demand feature that will permit the Fund to receive payment of the principal within seven days after demand by the Fund.

STAND-BY COMMITMENTS

         In addition, the North Carolina Fund may acquire "stand-by commitments" with respect to Tax-Exempt Obligations held in its Fund. Under a stand-by commitment, a dealer would agree to purchase at the North Carolina Fund's option specified Tax-Exempt Obligations at a specified price. The North Carolina Fund will acquire stand-by commitments solely to facilitate Fund liquidity and does not intend to exercise its rights thereunder for trading purposes. Stand-by commitments acquired by the North Carolina Fund may also be referred to as "put" options.

PORTFOLIO TURNOVER


         The portfolio turnover of each of the Funds (except the U.S. Treasury
Fund) may vary greatly from year to year as well as within a particular year. It is presently anticipated that the portfolio turnover rate of the International Equity Fund will not exceed 200%. High turnover rates will generally result in higher transaction costs to the Fund and may result in higher levels of taxable realized gains to a Fund's shareholders.


                             INVESTMENT RESTRICTIONS

         The Funds are subject to a number of investment restrictions that may be changed only by a vote of a majority of the outstanding shares of the particular Fund (see "GENERAL INFORMATION--Miscellaneous").

The U.S. Treasury Fund may not:

                  1. Purchase securities of any issuer, other than obligations issued or guaranteed by the U.S. Government if, as a result, with respect to 75% of its portfolio, more than 5% of the value of the Fund's total assets would be invested in such issuer. In addition, although not a fundamental investment restriction (and therefore subject to change without shareholder vote), to the extent required by rules of the Securities and Exchange Commission the U.S. Treasury Fund will apply this restriction to 100% of its portfolio.

         Each Fixed Income Fund may not:

                  1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if, immediately after such purchase with respect to 75% of its portfolio, more than 5% of the value of the Fund's total assets would be invested in such issuer. There is no limit as to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.


                  2. Purchase any securities that would cause 25% or more of the value of such Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.



         The Growth and Income Fund, the Balanced Fund, and the Small Company Growth Fund may not:


                  1. Purchase any securities that would cause 25% or more of the value of such Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.


                  2. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer, or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

         The International Equity Fund may not:

                  1. Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or certificates of deposit for any such securities) if more than 5% of the value of the Fund's total assets would (taken at current value) be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may (taken at current value) be invested without regard to these limitations. For purposes of this limitation, a security is considered to be issued by the entity (or

         Entities) whose assets and revenues back the security. A guarantee of a security shall not be deemed to be a security issued by the guarantors when the value of all securities issued and guaranteed by the guarantor, and owned by the Fund, does not exceed 10% of the value of the Fund's total assets.

                  2. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to (i) instruments issued (as defined in Investment Limitation No. 1 above) or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivision, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their partners if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.


         Each of the Funds may not:


                  1. Borrow money or issue senior securities, except that a Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% (one-third with respect to the International Equity Fund) of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of (one-third of the value of the Fund's total assets at the time of such borrowing with respect to the International Equity Fund) the lesser of the dollar amounts borrowed or 10% of the value of a Fund's total assets at the time of its borrowing. Each of the Funds (except the U.S. Treasury Fund) will not purchase securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding. The U.S. Treasury Fund will not purchase securities while borrowings are outstanding.


                  2. Make loans, except that each of the Funds may purchase or hold debt securities and lend portfolio securities in accordance with its investment objective and policies and may enter into repurchase agreements.

         The North Carolina Fund may not:

                  1. Write or sell puts, calls, straddles, spreads, or combinations thereof except that the North Carolina Fund may acquire puts with respect to Tax-Exempt Obligations in its portfolio and sell those puts in conjunction with a sale of those Tax-Exempt Obligations.

                  2. Purchase any securities which would cause 25% or more of the value of the North Carolina Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities, and (b) this limitation shall not apply to Tax-Exempt Obligations or governmental guarantees of Tax-Exempt Obligations. For purposes of this limitation, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such nongovernmental user.

         The following is a non-fundamental investment restriction of the U.S. Treasury Fund and therefore subject to change without shareholder vote.

         The U.S. Treasury Fund may not:

                  1. Invest more than 10% of its assets in instruments which are not readily marketable.

                               VALUATION OF SHARES

         The net asset value of each of the Funds other than the U.S. Treasury Fund is determined and its Shares are priced as of the close of regular trading of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on each Business Day. The net asset value of the U.S. Treasury Fund is determined and its Shares are priced as of 12:00 p.m. and as of the close of regular trading of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on each Business Day ("Valuation Times"). As used herein a "Business Day" constitutes any day on which the New York Stock Exchange (the "NYSE") is open for trading, the Federal Reserve Bank of Richmond is open, any other day except days on which there are not sufficient changes in the value of the Fund's portfolio securities that the Fund's net asset value might be materially affected, or days during which no Shares are tendered for redemption and no orders to purchase Shares are received. Currently, either the NYSE or the Federal Reserve Bank of Richmond is closed on the customary national business holidays of New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas Day. Net asset value per Share for purposes of pricing sales and redemptions is calculated by determining the value of the class's proportional interest in the securities and other assets of a Fund, less (i) such class's proportional share of general liabilities and (ii) the liabilities allocable only to such class, and dividing such amount by the number of relevant class Shares outstanding.


         The securities in each of the Funds, except the U.S. Treasury Fund, will be valued at market value. If market quotations are not available, the securities will be valued by a method which the Board of Trustees of the Group believes accurately reflects fair value.

         The assets in the U.S. Treasury Fund are valued based upon the amortized cost method. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. If the Board of Trustees determines that the extent of any deviation from a $1.00 price per share may result in material dilution or other unfair results to Shareholders, it will take such steps as it considers appropriate to eliminate or reduce these consequences to the extent reasonably practicable. This may include selling portfolio securities prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity of the U.S. Treasury Fund, adjusting or withholding dividends, or utilizing a net asset value per share determined by using available market quotations. Although the Group seeks to maintain the U.S. Treasury Fund's net asset value per Share at $1.00, there can be no assurance that net asset value will not vary.


         Most securities held by the International Equity Fund are priced based on their market value as determined by reported sales prices on the mean between their bid and asked prices. Portfolio securities which are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of the Board of Trustees. The amortized cost method of valuation will also be used with respect to debt obligations with sixty days or less remaining to maturity unless the fund's sub-adviser under the supervision of the Board of Trustees determines such method does not represent fair value.

         For further information about the valuation of investments, see the Statement of Additional Information.


                        HOW TO PURCHASE AND REDEEM SHARES

DISTRIBUTOR

         Shares are sold on a continuous basis by the Group's Distributor, BISYS Fund Services. The principal office of the Distributor is 3435 Stelzer Road, Columbus, Ohio 43219. If you wish to purchase Shares, contact the Group at (800) 228-1872.

PURCHASES OF CLASS A AND CLASS B SHARES

         Class A and Class B Shares may be purchased through procedures established by the Distributor in connection with the requirements of qualified accounts maintained by or on behalf of certain persons ("Customers") by Participating Organizations under the Group's Distribution and Shareholder Services Plan (see "MANAGEMENT OF BB&T MUTUAL FUNDS GROUP--Distribution Plan").

         As of the date of this Prospectus, however, Class B Shares were not yet being offered in the Short-Intermediate Fund, or the North Carolina Fund. Investors purchasing Shares of the U.S.

Treasury Fund are generally required to purchase Class A or Trust Shares, since such Shares are not subject to any initial sales charge or contingent deferred sales charge. Class B Shares of the U.S. Treasury Fund will be issued only in exchange for Class B Shares of any of the other Funds. Shareholders investing directly in Class B Shares of the U.S. Treasury Money Market Fund, as opposed to Shareholders obtaining Class B Shares of the U.S. Treasury Money Market Fund upon an exchange of Class B Shares of any of the other Funds, will be requested to participate in the Auto Exchange and to set the time and amount of their regular, automatic withdrawals in such a way that all of their Class B Shares have been withdrawn from the U.S. Treasury Money Market Fund within two years of purchase. Such Class B Shares may be exchanged for Class B Shares of any other Fund through the Auto Exchange (See "Auto Exchange").


         Shares of the Group sold to Participating Organizations acting in a fiduciary, advisory, custodial, or other similar capacity on behalf of Customers will normally be held of record by the Participating Organizations. With respect to Shares so sold, it is the responsibility of the Participating Organization to transmit purchase or redemption orders to the Distributor and to deliver federal funds for purchase on a timely basis. Beneficial ownership of the Shares will be recorded by the Participating Organizations and reflected in the account statements provided by the Participating Organizations to Customers.

         Investors may purchase Class A and Class B Shares of a Fund by completing and signing an Account Registration Form and mailing it, together with a check (or other negotiable bank draft or money order) in at least the minimum initial purchase amount, payable to the Group, to BB&T Mutual Funds Group, Department L-1528, Columbus, OH 43260-1528. Investors may obtain an Account Registration Form and additional information regarding the Group by contacting their local BB&T office. Subsequent purchases of Class A and Class B Shares of a Fund may be made at any time by mailing a check (or other negotiable bank draft or money order) to the above address.

         If an Account Registration Form has been previously received by the Distributor, investors may also purchase Class A and Class B Shares by telephone. Telephone orders may be placed by calling the Group at (800) 228-1872. Payment for Class A and Class B Shares ordered by telephone may be made by check or by sending funds electronically to the Group's custodian. To make payments electronically, investors must call the Group at (800) 228-1872 to obtain instructions regarding the bank account number into which the funds should be wired and other pertinent information.

         Class A or Class B Shares of the Variable NAV Funds are sold at the net asset value per Share next determined after receipt by the Distributor of an order in good form to purchase Shares, plus a sales charge at the time of purchase in the case of Class A Shares (see "VALUATION OF SHARES"). In the case of orders for the purchase of Shares placed through a broker-dealer, the public offering price will be the net asset value as so determined plus any applicable sales charge, but only if the broker-dealer receives the order prior to the Valuation Time for that day and transmits to the Group by the Valuation Time. The broker-dealer is responsible for transmitting such orders promptly. If the broker-dealer fails to do so, the investor's right to that day's closing price must be settled between the investor and the broker-dealer. If the broker-dealer receives the order after the Valuation Time for that day, the price will be based on the net asset value determined as of the Valuation Time for the next Business Day.

         The minimum investment is $1,000 for the initial purchase of Class A and Class B Shares of a Fund. There is no minimum investment for subsequent purchases. The minimum initial investment amount may be waived if purchases are made in connection with qualified retirement plans, systematic investment plans or payroll deduction plans.

         The maximum investment is $250,000 for total purchases of Class B Shares. There is no limit on the amount of Class A Shares that may be purchased.

         Every Shareholder will be mailed a confirmation of each new transaction in the Shareholder's account. In the case of Class A and Class B Shares held of record by a Participating Organization but beneficially owned by a Customer, confirmations of purchases, exchanges and redemptions of Class A and Class B Shares by a Participating Organization will be sent to the Customer by the Participating Organization. Certificates representing Shares will not be issued.

SALES CHARGE -- CLASS A

         The public offering price of a Class A Share of each of the North Carolina and Short-Intermediate Funds equals its net asset value plus a sales charge in accordance with the table below.

                                                      SALES               SALES              DEALER
                                                     CHARGE              CHARGE             ALLOWANCE
                                                      AS A                AS A                AS A
                                                   PERCENTAGE          PERCENTAGE          PERCENTAGE
                                                     OF NET             OF PUBLIC           OF PUBLIC
                                                     AMOUNT             OFFERING            OFFERING
AMOUNT OF PURCHASE                                  INVESTED              PRICE               PRICE
------------------                                  --------              -----               -----

Less than $100,000                                     2.04%             2.00%                1.80%
$100,000 but less
  than $250,000                                        1.52%             1.50%                1.35%
$250,000 but less
  than $500,000                                        1.01%             1.00%                0.90%
$500,000 but less
  than $1,000,000                                      0.50%             0.50%                0.45%
$1,000,000 or more                                     0.00%             0.00%                0.00%

         The public offering of a Class A Share of each of the Intermediate Bond, Growth and Income, Balanced and Small Company Growth, and International Equity Funds equals its net asset value plus a sales charge in accordance with the table below.


                                                          SALES            SALES           DEALER
                                                         CHARGE           CHARGE          ALLOWANCE
                                                          AS A             AS A             AS A
                                                       PERCENTAGE       PERCENTAGE       PERCENTAGE
                                                         OF NET          OF PUBLIC        OF PUBLIC
                                                         AMOUNT          OFFERING         OFFERING
AMOUNT OF PURCHASE                                      INVESTED           PRICE            PRICE
------------------                                      --------           -----            -----

Less than $100,000                                         4.71%          4.50%             4.05%
$100,000 but less
  than $250,000                                            3.63%          3.50%             3.15%
$250,000 but less
  than $500,000                                            2.56%          2.50%             2.25%
$500,000 but less
  than $1,000,000                                          1.52%          1.50%             1.35%
$1,000,000 or more                                         0.00%          0.00%             0.00%

         BISYS Fund Services (the "Distributor") receives this sales charge as Distributor and reallows a portion of it as dealer discounts and brokerage commissions. However, the Distributor, in its sole discretion, may pay certain dealers all or part of the portion of the sales charge it receives. A broker or dealer who receives a reallowance in excess of 90% of the sales charge may be deemed to be an "underwriter" for purposes of the Securities Act of 1933.

         Class A Shares of the U.S. Treasury Fund are sold at net asset value without imposition of a sales charge.

         From time to time dealers who receive dealer discounts and broker commissions from the Distributor may reallow all or a portion of such dealer discounts and broker commissions to other dealers or brokers.

         The Distributor, at its expense, will also provide additional compensation to dealers in connection with sales of Class A Shares of any of the Funds of the Group. The maximum cash compensation payable by the Distributor is 4.50% of the public offering price of Class A Shares. Compensation will also include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more of the Funds, and/or other dealer-sponsored special events. In some instances, this compensation will be made available only to dealers whose representatives have sold a significant amount of such Shares. Compensation will include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Compensation will also include the following types of non-cash compensation offered through sales contests: (1) vacation trips, including the provision of travel arrangements and lodging at luxury resorts at exotic locations, (2) tickets for entertainment events (such as concerts, cruises and sporting events) and (3) merchandise (such as clothing, trophies, clocks and pens). Dealers may not use sales of a Fund's Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by any Fund or its shareholders.

         The sales charges set forth in the table above are applicable to purchases made at one time by any purchaser (a "Purchaser"), which includes: (i) an individual, his or her spouse and children under the age of 21; (ii) a trustee or other fiduciary of a single trust estate or single fiduciary account; or (iii) any other organized group of persons, whether incorporated or not, provided that such organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company. In order to qualify for a lower sales charge, all orders from a Purchaser will have to be placed through a single investment dealer and identified at the time of purchase as originating from the same Purchaser, although such orders may be placed into more than one discrete account which identifies the Purchasers.

SALES CHARGE WAIVERS

         The following classes of investors may purchase Class A Shares of the Funds with no sales charge in the manner described below (which may be changed or eliminated at any time by the Distributor):

         (1) Existing Shareholders of a Fund upon the reinvestment of dividend and capital gain distributions;

         (2) Officers, trustees, directors, advisory board members, employees and retired employees of the Group, BB&T and its affiliates, the Distributor and its affiliates, and employees of the Investment Sub-Adviser (and spouses, children and parents of each of the foregoing);

         (3) Investors for whom a BB&T correspondent bank or other financial institution acts in a fiduciary, advisory, custodial, agency, or similar capacity;

         (4) BB&T Fund shares purchased with the proceeds from a distribution from BB&T or an affiliate trust or agency account (this waiver applies only to the initial purchase of a BB&T Fund subject to a sales load);

         (5) Investors who beneficially hold Trust Shares of any Fund of the Group;

         (6) Investors who purchase Shares of a Fund through a payroll deduction plan, a 401(k) plan or a 403(b) plan which by its terms permits purchases of Shares;

         (7) Investors whose shares are held of record by, and purchases made on behalf of, other investment companies distributed by the Distributor or its affiliated companies; and

         In addition, the Distributor may waive the sales charge for the purchase of a Fund's shares with the proceeds from the recent redemption of shares of another non-money market mutual fund that imposes a sales charge. The purchase must be made within 60 days of the redemption, and the Distributor must be notified in writing by the investor or by his or her financial institution at the time the purchase is made. A copy of the investor's account statement showing such redemption must accompany such notice. The Distributor may also periodically waive the sales charge for all investors with respect to a Fund.

LETTER OF INTENT

         Any Purchaser may obtain a reduced sales charge by means of a written Letter of Intent which expresses the intention of such Purchaser to invest a certain amount in Class A Shares of any of the Variable NAV Funds, i.e., those Funds which charge a sales charge, within a period of 13 months. Each purchase of Shares under a Letter of Intent will be made at the public offering price plus the sales charge applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the Letter of Intent. A Letter of Intent may include purchases of Class A Shares made not more than 90 days prior to the date such Purchaser signs a Letter of Intent; however, the 13-month period during which the Letter of Intent is in effect will begin on the date of the earliest purchase to be included. When a purchaser enters into a Letter of Intent which includes shares purchased prior to the date of the Letter of Intent, the sales charge will be adjusted and used to purchase additional Shares of the Fund at the then current public offering price at the end of the 13 month period. This program may be modified or eliminated at any time or from time to time by the Group without notice.

         A Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Class A Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the Class A Shares actually purchased if the full amount indicated is not purchased, and such escrowed Class A Shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends on escrowed Class A Shares, whether paid in cash or reinvested in additional Class A Shares are not subject to escrow. The escrowed Class A Shares will not be available for disposal by the investor until all purchases pursuant to the Letter of Intent have been made or the higher sales charge has been paid. When the full amount indicated has been purchased, the escrow will be released. To the extent that an investor purchases more than the dollar amount indicated on the Letter of Intent and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period. The difference in sales charges will be used to purchase additional Class A Shares subject to the rate of sales charge applicable to the actual amount of the aggregate purchases at the net asset value next calculated.

         For further information, interested investors should contact the Distributor. Letter of Intent privileges may be amended or terminated without notice at any time by the Distributor.

CONCURRENT PURCHASES AND RIGHT OF ACCUMULATION

         A Purchaser (as defined under "HOW TO PURCHASE AND REDEEM SHARES--Sales Charge -- Class A") may qualify for a reduced sales charge by combining concurrent purchases of Class A Shares of one or more of the Variable NAV Funds or by combining a current purchase of Class A Shares of a Variable NAV Fund with prior purchases of Shares of any Variable NAV Fund. The applicable sales charge is based on the sum of (i) the Purchaser's current purchase of Class A Shares of any Variable NAV Fund sold with a sales charge plus (ii) the then current net asset value of all Class A Shares held by the Purchaser in any Variable NAV Fund. To receive the applicable public offering price pursuant to the right of accumulation, Shareholders must at the time of purchase provide the Transfer Agent or the Distributor with sufficient information to permit confirmation of qualification. Accumulation privileges may be amended or terminated without notice at any time by the Distributor.

CLASS B SHARES

         Class B Shares are not subject to a sales charge when they are purchased, but are subject to a sales charge (the "Contingent Deferred Sales Charge") if a Shareholder redeems them prior to the sixth anniversary of purchase. When a Shareholder purchases Class B Shares, the full purchase amount is invested directly in the applicable Fund. Class B Shares of each Fund are subject to an ongoing distribution and Shareholder service fee at an annual rate of 1.00% of such Fund's average daily net assets as provided in the Distribution Plan (described below under "The Distributor"). This ongoing fee will cause Class B Shares to have a higher expense ratio and to pay lower dividends than Class A Shares. Class B Shares convert automatically to Class A Shares after eight years, commencing from the end of the calendar month in which the purchase order was accepted under the circumstances and subject to the qualifications described in this Prospectus.

         Proceeds from the Contingent Deferred Sales Charge and the distribution and Shareholder service fees under the Distribution Plan are payable to the Distributor and financial intermediaries to defray the expenses of advance brokerage commissions and expenses related to providing distribution-related and Shareholder services to the Fund in connection with the sale of the Class B Shares, such as the payment of compensation to dealers and agents for selling Class B Shares. A dealer reallowance of 4.00% of the original purchase price of the Class B Shares of the Fund will be paid to financial institutions and intermediaries.

CONTINGENT DEFERRED SALES CHARGE

         If the Shareholder redeems Class B Shares prior to the sixth anniversary of purchase, the Shareholder will pay a Contingent Deferred Sales Charge at the rates set forth below. The Contingent Deferred Sales Charge is assessed on an amount equal to the lesser of the then-current market value or the cost of the Shares being redeemed. Accordingly, no sales charge is imposed on increases in net asset value above the initial purchase price. In addition, no charge is assessed on Shares derived from reinvestment of dividends or capital gain distributions.

         The amount of the Contingent Deferred Sales Charge, if any, varies depending on the number of years from the time of payment for the purchase of Class B Shares until the time of redemption of such Shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of Shares, all payments during a month are aggregated and deemed to have been made on the first day of the month.


                                       CONTINGENT
                                        DEFERRED
                                    SALES CHARGE AS A
       YEAR(S)                        PERCENTAGE OF
        SINCE                         DOLLAR AMOUNT
       PURCHASE                     SUBJECT TO CHARGE
       --------                     ---------------
         0-1                              5.00%
         1-2                              4.00%
         2-3                              3.00%
         3-4                              3.00%
         4-5                              2.00%
         5-6                              1.00%
         6-7                              None
         7-8                              None

         In determining whether a particular redemption is subject to a Contingent Deferred Sales Charge, it is assumed that the redemption is first of any Class A Shares in the Shareholder's Fund account (unless the Shareholder elects to have Class B Shares redeemed first) or Shares representing capital appreciation, next of Shares acquired pursuant to reinvestment of dividends and capital gain distributions, and finally of other Shares held by the Shareholder for the longest period of time. This method should result in the lowest possible sales charge.

         To provide an example, assume you purchased 100 Shares at $10 per share (a total cost of $1,000) and prior to the second anniversary after purchase, the net asset value per share is $12 and during such time you have acquired 10 additional Shares through dividends paid in Shares. If you then make your first redemption of 50 Shares (proceeds of $600), 10 Shares will not be subject to charge because you received them as dividends. With respect to the remaining 40 Shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds is subject to a Contingent Deferred Sales Charge at a rate of 4.00% (the applicable rate prior to the second anniversary after purchase).

         The Contingent Deferred Sales Charge is waived on redemption of Shares:
(i) following the death or disability (as defined in the Code) of a Shareholder or a participant or beneficiary of a qualifying retirement plan if redemption is made within one year of such death or disability; or (ii) to the extent that the redemption represents a minimum required distribution from an Individual Retirement Account or other qualifying retirement plan to a Shareholder who has attained the age of 70 1/2. A Shareholder or his or her representative should contact the Transfer Agent to determine whether a retirement plan qualifies for a waiver and must notify the Transfer Agent prior to the time of redemption if such circumstances exist and the Shareholder is eligible for this waiver. In addition, the following circumstances are not deemed to result in a "redemption" of Class B Shares for purposes of the assessment of a Contingent Deferred Sales Charge, which is therefore waived: (i) plans of reorganization of the Fund, such as mergers, asset acquisitions and exchange offers to which the Fund is a party; or (ii) exchanges for Class B Shares of other Funds of the Group as described under "Exchange Privilege."

CONVERSION FEATURE

         Class B Shares include all Shares purchased pursuant to the Contingent Deferred Sales Charge which have been outstanding for less than the period ending eight years after the end of the month in which the shares were purchased. At the end of this period, Class B Shares will automatically convert to Class A Shares and will be subject to the lower distribution and Shareholder service fees charged to Class A Shares. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of any sales charge, fee or other charge. The conversion is not a taxable event to a Shareholder.

         For purposes of conversion to Class A Shares, shares received as dividends and other distributions paid on Class B Shares in a Shareholder's Fund account will be considered to be held in a separate sub-account. Each time any Class B Shares in a Shareholder's Fund account (other than those in the sub-account) convert to Class A Shares, a pro-rata portion of the Class B Shares in the sub-account will also convert to Class A Shares.

         If a Shareholder effects one or more exchanges among Class B Shares of the Funds of the Group during the eight-year period, the Group will aggregate the holding periods for the shares of each Fund of the Group for purposes of calculating that eight-year period. Because the per share net asset value of the Class A Shares may be higher than that of the Class B Shares at the time of conversion, a Shareholder may receive fewer Class A Shares than the number of Class B Shares converted, although the dollar value will be the same.

AUTO INVEST PLAN

         BB&T Mutual Funds Group Auto Invest Plan enables Shareholders to make regular purchases of Class A and Class B Shares through automatic deduction from their bank accounts. With Shareholder authorization, the Group's transfer agent will deduct the amount specified (subject to the applicable minimums) from the Shareholder's bank account and will automatically invest that amount in Class A or Class B Shares at the public offering price on the date of such deduction. The required minimum initial investment when opening an account using the Auto Invest Plan is $50 per Fund; the minimum amount for subsequent investments in a Fund is $50.

To participate in the Auto Invest Plan, Shareholders should complete the appropriate section of the Account Registration Form or a supplemental sign-up form that can be acquired by calling the Distributor. For a Shareholder to change the Auto Invest instructions or to discontinue the feature, the request must be made in writing to the BB&T Mutual Funds Group, Department L-1528, Columbus, OH 43260-1528. The Auto Invest Plan may be amended or terminated without notice at any time by the Distributor.

BB&T MUTUAL FUNDS GROUP INDIVIDUAL RETIREMENT ACCOUNT ("IRA")

         A BB&T Mutual Funds Group IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement program by purchasing Class A or Class B Shares for an IRA. BB&T Mutual Funds Group IRA contributions may be tax-deductible and earnings are tax deferred. Under the Tax Reform Act of 1986, the tax deductibility of IRA contributions is restricted or eliminated for individuals who participate in certain employer pension plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn income on a tax-deferred basis.

         All BB&T Mutual Funds Group IRA distribution requests must be made in writing to BISYS Fund Services. Any additional deposits to a BB&T Mutual Funds Group IRA must distinguish the type and year of the contribution.

         For more information on a BB&T Mutual Funds Group IRA call the Group at
(800) 228-1872. Investment in Shares of the North Carolina Fund would not be appropriate for any IRA. Shareholders are advised to consult a tax adviser on BB&T Mutual Funds Group IRA contribution and withdrawal requirements and restrictions.

ADDITIONAL INFORMATION ABOUT PURCHASING SHARES

         Purchases of Class A or Class B Shares of the Funds will be effected only on a Business Day (as defined in "VALUATION OF SHARES"). An order for the U.S. Treasury Fund received prior to a Valuation Time on any Business Day will be executed at the net asset value determined as of the next Valuation Time on the date of receipt.

         An order for the U.S. Treasury Fund received after the last Valuation Time on any Business Day will be executed at net asset value determined as of the next Valuation Time on the next Business Day. An order for a Variable NAV Fund received prior to the last Valuation Time on any Business Day will be executed at the net asset value determined as of the last Valuation Time on the date of receipt. An order for a Variable NAV Fund received after the last Valuation Time on any Business Day will be executed at the net asset value determined as of the last Valuation Time on the next Business Day.

         An order to purchase Class A Shares of the U.S. Treasury Fund will be deemed to have been received by the Distributor only when federal funds with respect thereto are available to the

Group's custodian for investment. Federal funds are monies credited to a bank's account within a Federal Reserve Bank. Payment for an order to purchase Shares of the U.S. Treasury Fund which is transmitted by federal funds wire will be available the same day for investment by the Group's custodian, if received prior to the last Valuation Time (see "VALUATION OF SHARES"). It is strongly recommended that investors of substantial amounts use federal funds to purchase Shares of the U.S. Treasury Fund.

         Shares of the U.S. Treasury Fund purchased before 12:00 noon, Eastern Time, begin earning dividends on the same Business Day. All Shares of the U.S. Treasury Fund continue to earn dividends through the day before their redemption.

         Depending upon the terms of a particular Customer account, a Participating Organization or Bank may charge a Customer's account fees for services provided in connection with investment in the Group. Information concerning this Prospectus should be read in conjunction with any such information received from the Participating Organizations or Banks.

         The Group reserves the right to reject any order for the purchase of its Class A or Class B Shares in whole or in part, including purchases made with foreign and third party drafts or checks.

EXCHANGE PRIVILEGE

CLASS A

         Class A Shares of each Fund may be exchanged for Class A Shares of the other Funds, provided that the Shareholder making the exchange is eligible on the date of the exchange to purchase Class A Shares (with certain exceptions and subject to the terms and conditions described in this prospectus). Class A Shares may not be exchanged for Class B Shares of the other Funds, and may be exchanged for Trust Shares of the other Funds only if the Shareholder becomes eligible to purchase Trust Shares. Only residents of North Carolina may exchange their Class A Shares of the other Funds for Class A Shares of the North Carolina Fund. Shareholders may exchange their Class A Shares for Class A Shares of a Fund with the same or lower sales charge on the basis of the relative net asset value of the Class A Shares exchanged. Shareholders may exchange their Class A Shares for Class A Shares of a Fund with a higher sales charge by paying the difference between the two sales charges. Shareholders may also exchange Class A Shares of the U.S. Treasury Fund, for which no sales load was paid, for Class A Shares of a Variable NAV Fund. Under such circumstances, the cost of the acquired Class A Shares will be the net asset value per share plus the appropriate sales load. If Class A Shares of the U.S. Treasury Fund were acquired in a previous exchange involving Shares of a Variable NAV Fund, then such Shares of the U.S. Treasury Fund may be exchanged for Shares of a Variable NAV Fund without payment of any additional sales load within a twelve month period. Under such circumstances, the Shareholder must notify the Distributor that a sales load was originally paid. Depending upon the terms of a particular Customer account, a Participating Organization may charge a fee with regard to such an exchange. Information about such charges will be supplied by the Participating Organization.

CLASS B

         Class B Shares of each Fund may be exchanged for Class B Shares of the other Funds on the basis of relative net asset value per Class B Share, without the payment of any Contingent Deferred Sales Charge which might otherwise be due upon redemption of the outstanding Class B Shares. Investors should note that, as of the date of this prospectus, Class B Shares were not yet being offered in the Short-Intermediate Fund, or the North Carolina Fund, and thus, as of the date of this prospectus, no exchanges could be effected for Class B Shares of these two Funds. For purposes of computing the Contingent Deferred Sales Charge that may be payable upon a disposition of the newly acquired Class B Shares, the holding period for outstanding Class B Shares of the Fund from which the exchange was made is "tacked" to the holding period of the newly acquired Class B Shares. For purposes of calculating the holding period applicable to the newly acquired Class B Shares, the newly acquired Class B Shares shall be deemed to have been issued on the date of receipt of the Shareholder's order to purchase the outstanding Class B Shares of the Fund from which the exchange was made.

         Class B Shares may not be exchanged for Class A Shares of the other Funds, and may be exchanged for Trust Shares of the other Funds only if the Shareholder becomes eligible to purchase Trust Shares. A Contingent Deferred Sales Charge will apply as described in "How To Purchase and Redeem Shares" -- "Class B Shares" to exchanges of Class B Shares for Trust Shares.


ADDITIONAL INFORMATION ABOUT EXCHANGES

         An exchange is considered a sale of Shares and will result in a capital gain or loss for federal income tax purposes, which, in general, is calculated by netting the Shareholder's tax cost (or "basis") in the Shares surrendered and the value of the Shares received in the exchange. If a Shareholder exchanges Class A Shares within 90 days of acquiring them and if a sales charge is waived on the exchange, for purposes of measuring the capital gain or loss on the exchange, the Shareholder's basis in the surrendered Shares is reduced by the lesser of (i) the sales charge paid for the surrendered shares or (ii) the amount of the sales charge that is waived on the exchange.

         A Shareholder wishing to exchange Class A or Class B Shares purchased directly from the Group may do so by contacting the Group at (800) 228-1872 or by providing instructions to the Transfer Agent. If not selected on the Account Registration form, the Shareholder will automatically receive Exchange privileges. A Shareholder wishing to exchange Class A or Class B Shares purchased through a Participating Organization or Bank may do so by contacting the Participating Organization or Bank. If an exchange request in good order is received by the Distributor or the Transfer Agent by 12:00 noon (Eastern Time) on any Business Day, the exchange usually will occur on that day. Any Shareholder who wishes to make an exchange should obtain and review a prospectus describing the Fund and class of Shares which he or she wishes to acquire before making the exchange. The exchange privilege may be exercised only in those states where the class of Shares of such other Fund may legally be sold. The Group reserves the right to change the terms and conditions of the exchange privilege discussed herein upon sixty days' written notice.

         The Group's exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Funds and increase transaction costs, the Funds have established a policy of limiting excessive exchange activity. Exchange activity will not be deemed excessive if limited to four substantive exchange redemptions from a Fund during any calendar year.

AUTO EXCHANGE

         BB&T Mutual Funds Group Auto Exchange enables Shareholders to make regular, automatic withdrawals from Class A Shares of the BB&T U.S. Treasury Money Market Fund and use those proceeds to benefit from dollar-cost-averaging by automatically making purchases of shares of another BB&T Mutual Fund. With shareholder authorization, the Group's transfer agent will withdraw the amount specified (subject to the applicable minimums) from the shareholder's Treasury Money Market Fund account and will automatically invest that amount in Class A Shares of the BB&T Fund designated by the Shareholder at the public offering price on the date of such deduction. In order to participate in the Auto Exchange, Shareholders must have a minimum initial purchase of $10,000 in their Treasury Money Market Fund account and maintain a minimum account balance of $1,000.

         Shareholders investing directly in Class B Shares of the U.S. Treasury Money Market Fund, as opposed to Shareholders obtaining Class B Shares of the U.S. Treasury Money Market Fund upon an exchange of Class B Shares of any of the other Funds, will be requested to participate in the Auto Exchange and to set the time and amount of their regular, automatic withdrawals in such a way that all of their Class B Shares have been withdrawn from the U.S.
Treasury Money Market Fund within two years of purchase.

         To participate in the Auto Exchange, Shareholders should complete the appropriate section of the Account Registration Form, which can be acquired by calling the Distributor. To change the Auto Exchange instructions or to discontinue the feature, a Shareholder must send a written request to the BB&T Mutual Funds Group, Department L-1528, Columbus, OH 43260-1528. The Auto Exchange may be amended or terminated without notice at any time by the Distributor.

REDEMPTION OF SHARES

         Shareholders may redeem their Class A Shares without charge, and their Class B Shares subject to the applicable Contingent Deferred Sales Charge, on any day that net asset value is calculated (see "VALUATION OF SHARES") and Shares may ordinarily be redeemed by mail or by telephone. However, all or part of a Customer's Shares may be required to be redeemed in accordance with instructions and limitations pertaining to his or her account held by a Participating Organization or Bank. For example, if a Customer has agreed to maintain a minimum balance in his or her account, and the balance in that account falls below that minimum, the Customer may be obliged to redeem, or the Participating Organization or Bank may redeem for and on behalf of the Customer, all or part of the Customer's Shares to the extent necessary to maintain the required minimum balance.

REDEMPTION BY MAIL

         A written request for redemption must be received by the Group in order to constitute a valid tender for redemption. The signature on the written request must be guaranteed by a bank, broker, dealer, credit union, securities exchange, securities association, clearing agency or savings association, as those terms are defined in Rule 17Ad-15 under the Securities Exchange Act of 1934 if (a) a redemption check is to be payable to anyone other than the Shareholder(s) of record or (b) a redemption check is to be mailed to the Shareholder(s) at an address other than the address of record or other than to a commercial bank designated on the Account Registration Form of such Shareholder(s). The Distributor reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or
(3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000. Proceeds may be mailed to the address of record or sent electronically or mailed to a previously designated bank account without a signature guarantee. See "Redemption by Telephone" for further discussion on sending proceeds to your bank account.

REDEMPTION BY TELEPHONE

         Shares may be redeemed by telephone if the Shareholder selected that option on the Account Registration Form. A Shareholder may have the proceeds mailed to the address of record or sent electronically or mailed directly to a domestic commercial bank account previously designated by the Shareholder on the Account Registration Form. Under most circumstances, such payments will be transmitted on the next Business Day following receipt of a valid request for redemption. Such electronic redemption requests may be made by the Shareholder by telephone to the Transfer Agent. The Transfer Agent will reduce the amount of a wire redemption payment by its then-current wire redemption charge. Such charge is presently $7.00 for each wire redemption. There is no charge for having payment of redemption requests mailed or sent via the Automated Clearing House to a designated bank account. For telephone redemptions, call the Group at
(800) 228-1872. If not selected on the Account Registration form, the Shareholder will automatically receive telephone redemption privileges. None of the Distributor, the Group's transfer agent, BB&T or the Group will be liable for any losses, damages, expense or cost arising out of any telephone transaction (including exchanges and redemptions) effected in accordance with the Group's telephone transaction procedures, upon instructions reasonably believed to be genuine. The Group will employ procedures designed to provide reasonable assurance that instructions communicated by telephone are genuine; if these procedures are not followed, the Group may be liable for any losses due to unauthorized or fraudulent instructions. These procedures include recording all phone conversations, sending confirmations to Shareholders within 72 hours of the telephone transaction, verifying the account name and a shareholder's account number or tax identification number and sending redemption proceeds only to the address of record or to a previously authorized bank account. If, due to temporary adverse conditions, investors are unable to effect telephone transactions, Shareholders may also mail the redemption request to the Group.

CHECK WRITING SERVICE

         Shareholders of Class A Shares of the U.S. Treasury Fund may write checks on Fund accounts for $100 or more. Once a Shareholder has signed and returned a signature card, he or she will receive a supply of checks. A check may be made payable to any person, and the Shareholder's account will continue to earn dividends until the check clears. Because of the difficulty of determining in advance the exact value of a Fund account, a Shareholder may not use a check to close his or her account. The Shareholder's account will be charged a fee for stopping payment of a check upon the Shareholder's request or if the check cannot be honored because of insufficient funds or other valid reasons.

AUTO WITHDRAWAL PLAN

         BB&T Mutual Funds Group Auto Withdrawal Plan enables Shareholders to make regular redemptions of Class A Shares of a Fund. With Shareholder authorization, the Group's transfer agent will automatically redeem Class A Shares at the net asset value of the applicable Fund on the dates of withdrawal and have the amount specified transferred according to the instructions of the Shareholder. Shareholders participating in the Auto Withdrawal Plan must maintain a minimum account balance of $1,000 in the Fund from which Class A Shares are being redeemed. Purchase of additional Class A Shares concurrent with withdrawals may be disadvantageous to certain Shareholders because of tax liabilities.

         To participate in the Auto Withdrawal Plan, Shareholders should complete a supplemental sign-up form that can be acquired by calling the Distributor. For a Shareholder to change the Auto Withdrawal instructions or to discontinue the feature, the request must be made in writing to the BB&T Mutual Funds Group, Department L-1528, Columbus, OH, 43260-1528. The Auto Withdrawal Plan may be amended or terminated without notice at any time by the Distributor.

PAYMENTS TO SHAREHOLDERS

         Redemption orders are effected at the net asset value per Share next determined after the Shares are properly tendered for redemption, as described above. Payment to Shareholders for Shares redeemed will be made within seven days after receipt by the Distributor of the request for redemption. However, to the greatest extent possible, the Group will attempt to honor requests from Shareholders for next Business Day payments upon redemptions of Shares if the request for redemption is received by the Transfer Agent before the last Valuation Time on a Business Day or, if the request for redemption is received after the last Valuation Time, to honor requests for payment within two Business Days, unless it would be disadvantageous to the Group or the Shareholders of the particular Fund to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner. The U.S. Treasury Fund will attempt to honor requests from its Shareholders for same day payment upon redemption of Shares if the request for redemption is received by the Transfer Agent before 12:00 noon Eastern Time, on a Business Day or, if the request for redemption is received after 12:00 noon Eastern Time, to honor requests for payment on the next Business Day, unless it would be disadvantageous to the U.S. Treasury Fund or its Shareholders to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner.

         At various times, a Fund may be requested to redeem Shares for which it has not yet received good payment. In such circumstances, the Group may delay the forwarding of proceeds only until payment has been collected for the purchase of such Shares, which may take up to 15 days or more. To avoid delay in payment upon redemption shortly after purchasing Shares, investors should purchase Shares by certified check or by wire transfer. The Group intends to pay cash for all Shares redeemed, but under abnormal conditions which may make payment in cash unwise, the Group may make payment wholly or partly in portfolio securities at their then market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

         Due to the relatively high cost of handling small investments, the Group reserves the right to redeem, at net asset value, the Shares of any Shareholder if, because of redemptions of Shares by or on behalf of the Shareholder, the account of such Shareholder in a Fund has a value of less than $1,000. Accordingly, an investor purchasing Shares of a Fund in only the minimum investment amount may be subject to such involuntary redemption if he or she thereafter redeems some of his or her Shares. Before the Group exercises its right to redeem such Shares and sends proceeds to the Shareholder, the Shareholder will be given notice that the value of the Shares of a Fund in his or her account is less than the minimum amount and will be allowed 60 days to make an additional investment in an amount which will increase the value of the account to at least $1,000.

         See "ADDITIONAL PURCHASE AND REDEMPTION INFORMATION" in the
Statement of Additional Information for examples of when the Group may suspend the right of redemption or redeem Shares involuntarily if it appears appropriate to do so in light of the Group's responsibilities under the Investment Company Act of 1940.

                               DIVIDENDS AND TAXES

         Each Fund will be treated as a separate entity for federal income tax purposes. Each Fund intends to qualify for treatment as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). If qualified, a Fund will not have to pay federal taxes on amounts it distributes to Shareholders. Regulated investment companies are subject to a federal excise tax if they do not distribute substantially all of their income on a timely basis. Each Fund intends to avoid paying federal income and excise taxes by timely distributing substantially all its net income and net realized capital gains.

         Dividends received by a Shareholder of a Fund that are derived from such Fund's investments in U.S. Government Securities may not be entitled to the exemption from state and local income taxes that would be available if the Shareholder had purchased U.S. Government Securities directly. Shareholders are advised to consult their tax adviser concerning the application of state and local taxes to distributions received from a Fund.

         Shareholders will be advised at least annually as to the amount and federal income tax character of distributions made during the year.

         The net investment income of the Shares of the U.S. Treasury Fund is declared daily as a dividend to Shareholders at the close of business on the day of declaration. Dividends will generally be paid monthly. The U.S. Treasury Fund does not expect to realize any long-term capital gains and, therefore, does not foresee paying any "capital gains dividends" as described in the Code.

         The amount of dividends payable with respect to the Trust Shares will exceed dividends on Class A Shares, and the amount of dividends on Class A Shares will exceed the dividends on Class B Shares, as a result of the Distribution and Shareholder Services Plan fee applicable to Class A and Class B Shares.


         A dividend on the Shares of the North Carolina, Short-Intermediate and Intermediate Bond Funds is declared daily, and a dividend on the Shares of the Growth and Income and Balanced Funds is declared monthly. Net realized capital gains, if any, are distributed at least annually to Shareholders of record. Dividends for each of the Funds other than the Small Company Growth Fund will generally be paid monthly. The Small Company Growth Fund and the International Equity Fund declare and pay dividends quarterly.


         A Shareholder will automatically receive all income dividends and capital gain distributions in additional full and fractional Shares at net asset value as of the date of payment unless the Shareholder elects to receive such dividends or distributions in cash. Such election, or any revocation thereof, must be made in writing to the BB&T Mutual Funds Group, Department L-1528, Columbus, OH 43260-1528, and will become effective with respect to dividends and distributions having record dates after its receipt by the transfer agent. Reinvested dividends receive the same tax treatment as dividends paid in cash. Dividends are paid in cash not later than seven Business Days after a Shareholder's complete redemption of his or her Shares.

         Dividends are generally taxable in the taxable year received. However, dividends declared in October, November or December to Shareholders of record during such a month and paid during the following January are treated for tax purposes as if they were received by each Shareholder on December 31 of the year in which the dividends were declared.


         Dividends will generally be taxable to a Shareholder as ordinary income to the extent of the Shareholder's ratable share of the earnings and profits of a Fund as determined for tax purposes. Certain dividends paid by the Growth and Income, Balanced , Small Company Growth , and

International Equity Funds, and so-designated by the Funds may qualify for the dividends received deduction for corporate shareholders. Because all of the net investment income of the remaining Funds is expected to be interest income, it is anticipated that no distributions from such funds will qualify for the dividends received deduction. Distributions of net realized capital gains are taxable to Shareholders as long-term capital gains regardless of how long the Shareholder has held Shares in the Fund. Shareholders who are not subject to tax on their income generally will not have to pay federal income tax on amounts distributed to them.


         Dividends that are derived from interest on a Fund's investments in U.S. Government Securities and that are received by a Shareholder who is a North Carolina or South Carolina resident are currently eligible for exemption from those states' income taxes. Such dividends may be eligible for exemption from the state and local taxes of other jurisdictions as well, although state and local tax authorities may not agree with this view. However, in North Carolina and South Carolina, as well as in other states, distributions of income derived from repurchase agreements and securities lending transactions generally will not qualify for exemption from state and local income taxes.


         The foregoing is a summary of certain federal, state and local income tax consequences of investing in a Fund. Shareholders should consult their own tax advisers concerning the tax consequences of an investment in a Fund with specific reference to their own tax situation.

TAX CONSIDERATIONS RELATING TO THE INTERNATIONAL EQUITY FUND

         Dividends and certain interest income earned by the International Equity Fund from foreign securities may be subject to foreign withholding taxes or other taxes. So long as more than 50% of the value of a Fund's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Fund may elect, for U.S. Federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding taxes and other foreign income taxes, as paid by its shareholders. It is possible that the International Equity Fund will make this election in certain years. The remaining Funds do not expect to be eligible to make this election. If the Fund makes the election, the amount of such foreign taxes paid by the Fund will be included in its shareholders' income pro rata (in addition to taxable distributions actually received by them), and each shareholder will be entitled either (a) to credit a proportionate amount of such taxes against a shareholder's U.S. Federal income tax liabilities, or (b) if a shareholder itemizes deductions, to deduct such proportionate amounts from U.S. Federal taxable income.

         Fund transactions in foreign currencies and hedging activities may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in value of the foreign currency concerned. In addition, such activities will likely produce a difference between book income and taxable income. This difference may cause a portion of a Fund's income distributions to constitute a return of capital for tax purposes or require the Fund to make distributions exceeding book income to qualify as a regulated investment company for tax purposes.

         The foregoing is a summary of certain federal, state and local income tax consequences of investing in a Fund. Shareholders should consult their own tax advisers concerning the tax consequences of an investment in a Fund with specific reference to their own tax situation.

TAX CONSIDERATIONS RELATING TO THE NORTH CAROLINA FUND

         The portions of dividends paid for each year that are exempt from federal and North Carolina income tax, respectively, will be designated within 60 days after the end of that year and will be based upon the ratio of net tax-exempt income to total net income earned by the North Carolina Fund during the entire year. That ratio may be substantially different from the ratio of net tax-exempt income to total net income earned during any portion of the year. Thus, a Shareholder who holds Shares for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net income actually earned by the North Carolina Fund while he or she was a Shareholder.

         Distributions will not be subject to North Carolina income tax if made to individual Shareholders residing in North Carolina or to trusts or estates subject to North Carolina income tax to the extent such distributions are either
(i) exempt from federal income tax and attributable to interest on obligations of North Carolina or its political subdivisions, or Guam, Puerto Rico, or the United States Virgin Islands, including the governments thereof and their agencies, instrumentalities and authorities, or (ii) attributable to interest on direct obligations of the United States.

         Distributions designated by the Fund as "exempt-interest dividends" are not generally subject to federal income tax. However, if the Shareholder receives Social Security or railroad retirement benefits, the Shareholder should consult his or her tax adviser to determine what effect, if any, an investment in the Fund may have on the taxation of such benefits.

         Dividends derived from interest income from certain types of securities in which the North Carolina Fund may invest may subject individual and corporate investors to liability under the federal alternative minimum tax. As a matter of policy, under normal market conditions, not more than 10% of the North Carolina Fund's total assets will be invested in securities the interest on which is treated as a preference item for purposes of the federal alternative minimum tax for individuals. To the extent the North Carolina Fund invests in securities the interest on which is subject to federal alternative minimum tax, Shareholders, depending on their tax status, may be subject to alternative minimum tax on that part of the Fund's distributions derived from those securities. Interest income on all Tax-Exempt Obligations is included in "adjusted current earnings" for purposes of computing the alternative minimum tax applicable to corporate Shareholders of the North Carolina Fund.

         Under the Code, if a Shareholder receives an exempt-interest dividend with respect to any Share and such Share is held for six months or less, any loss on the sale or exchange of such Share will be disallowed for North Carolina and federal income tax purposes to the extent of the amount of such exempt-interest dividend, even though, in the case of North Carolina, some portion of such dividend actually may have been subject to North Carolina income tax. Although the Treasury Department is authorized to issue regulations reducing such period to as short as 31 days for regulated investment companies that regularly distribute at least 90% of their net tax-exempt interest, no such regulations have been issued as of the date of this Prospectus.

         The North Carolina Fund may at times purchase Tax-Exempt Obligations at a discount from the price at which they were originally issued. For federal income tax purposes, some or all of this market discount will be included in the North Carolina Fund's ordinary income and will be taxable to shareholders as such when it is distributed to them.

         To the extent dividends paid to Shareholders are derived from taxable income (for example, from interest on certificates of deposit, market discount, securities lending transactions or repurchase agreements), or from long-term or short-term capital gains, such dividends will be subject to federal income tax, whether such dividends are paid in the form of cash or additional Shares. Distributions by the North Carolina Fund of the excess of net long-term capital gain over net short-term capital loss are taxable to Shareholders as long-term capital gain, regardless of how long the Shareholder has held Shares in the North Carolina Fund, except that distributions which are directly attributable to gains from certain obligations of the State of North Carolina and its political subdivisions that were issued before July 1, 1995 are exempt from North Carolina State income tax. Distributions will be taxable as described above even if the net asset value of a Share in the North Carolina Fund is reduced below the Shareholder's cost of that Share by the distribution of income or gain realized on the sale of securities and the distribution is, as an economic matter, a return of capital. If a shareholder purchases mutual fund shares, receives a capital gain dividend and then sells the shares at a loss within 6 months after purchasing the shares, the loss is treated as a long-term capital loss to the extent of the capital gain dividend (or undistributed capital gain).

         Any distributions that are paid shortly after a purchase of Shares by a Shareholder prior to the record date will have the effect of reducing the per Share net asset value of his or her Shares by the amount of the distributions. All or a portion of such payment, although in effect a return of capital, may be subject to taxes, which may be at ordinary income tax rates. The Shareholder should consult his or her own tax adviser for any special advice.

         Interest on indebtedness incurred by a Shareholder to purchase or carry Shares is not deductible for federal and North Carolina income tax purposes to the extent the North Carolina Fund distributes exempt-interest dividends during the Shareholder's taxable year. It is anticipated that none of the distributions from the North Carolina Fund will be eligible for the dividends received deduction for corporations.

         Additional information regarding federal taxes is contained in the Statement of Additional Information under the heading "Additional Tax Information Concerning the North Carolina Fund." However, the foregoing and the material in the Statement of Additional Information are only brief summaries of some of the important tax considerations generally affecting the North Carolina Fund and its Shareholders. Accordingly, potential investors in the North Carolina Fund are urged to consult their tax advisers with specific reference to their own tax situation and in particular regard to state and local tax consequences of investment in the North Carolina Fund.

                      MANAGEMENT OF BB&T MUTUAL FUNDS GROUP

TRUSTEES OF THE GROUP


         Overall responsibility for management of the Group rests with the Board of Trustees of the Group, who are elected by the Shareholders of the Group. There are currently six Trustees, three of whom are "interested persons" of the Group within the meaning of that term under the Investment Company Act of 1940. The Trustees, in turn, elect the officers of the Group to supervise actively its day-to-day operations. The Trustees of the Group, their current addresses, and principal occupations during the past five years are as follows:





                                        POSITION(S) HELD                             PRINCIPAL OCCUPATION DURING
NAME AND ADDRESS                        WITH THE GROUP                                     THE PAST 5 YEARS
----------------                        --------------                                     ----------------

*J. David Huber                         Chairman of the Board                   From December 1987 to present,
3435 Stelzer Road                                                               employee of BISYS Fund
Columbus, OH 43219                                                              Services.

William E. Graham, Jr.                  Trustee                                 From January 1994 to present,
1 Hannover Square                                                               Counsel, Hunton & Williams;
Fayetteville Street Mall                                                        from 1985 to December, 1993,
P.O. Box 109                                                                    Vice Chairman, Carolina Power
Raleigh, NC 27602                                                               & Light Company

Thomas W. Lambeth                       Trustee                                 From 1978 to present, Executive
101 Reynolda Village                                                            Director, Z. Smith Reynolds
Winston-Salem,                                                                  Foundation
NC 27106

*W. Ray Long                            Trustee                                 Executive Vice President, Branch
434 Fayetteville Street Mall                                                    Banking and Trust Company
Raleigh, NC 27601

Robert W. Stewart                       Trustee                                 Retired; Chairman and Chief
201 Huntington Road                                                             Executive Officer of Engineered
Greenville, SC 29615                                                            Custom Plastics Corporation
                                                                                from 1969 to 1990

Sean M. Kelly                           Trustee                                 From 1993 to present, Senior Vice
150 2nd Avenue, North                                                           President of Client Services of BISYS
Suite 1170                                                                      Fund Services; prior to 1993, Senior
St. Petersburgh, FL 33701                                                       Vice President of Concord Financial Group.


* Indicates an "interested person" of the Group as defined in the Investment Company Act of 1940.

         The Trustees receive fees and are reimbursed for expenses in connection with each meeting of the Board of Trustees they attend. However, no officer or employee of BISYS Fund Services, BISYS Fund Services Ohio, Inc. or Branch Banking and Trust Company receives any compensation from the Group for acting as a Trustee. The officers of the Group (see the Statement of Additional Information) receive no compensation directly from the Group for performing the duties of their offices. BISYS Fund Services receives fees from the Group for acting as Administrator and BISYS Fund Services Ohio, Inc. receives fees from the Group for acting as Transfer Agent and for providing fund accounting services to the Group. J. David Huber and Sean M. Kelly are employees of BISYS Fund Services and W. Ray Long is an employee of the investment adviser, BB&T.


INVESTMENT ADVISER


         BB&T is the investment adviser of each Fund. BB&T is the oldest bank in North Carolina and is the principal bank affiliate of Southern National Corporation ("SNC"), a bank holding company that is a North Carolina corporation, headquartered in Winston-Salem, North Carolina, which merged with Southern National Corporation, the former parent company of BB&T. As of September 30, 1996, SNC had assets in excess of $21.1 billion. Through its subsidiaries, SNC operates over 425 banking offices in North Carolina, South Carolina and Virginia, providing a broad range of financial services to individuals and businesses.


         In addition to general commercial, mortgage and retail banking services, BB&T also provides trust, investment, insurance and travel services. BB&T has provided investment management services through its Trust and Investment Services Division since 1912. While BB&T has not provided investment advisory services to registered investment companies other than the Group, it has experience in managing collective investment funds with investment portfolios and objectives comparable to those of the Group. BB&T employs an experienced staff of professional portfolio managers and traders who use a disciplined investment process that focuses on maximization of risk-adjusted investment returns. BB&T has managed common and collective investment funds for its fiduciary accounts for more than 15 years and currently manages assets of more than $4.5 billion.


         Subject to the general supervision of the Group's Board of Trustees and in accordance with the investment objectives and restrictions of a Fund, BB&T (and, with respect to the Small Company Growth Fund, PNC Bank and, with respect to the International Equity Fund, CastleInternational) manages the Funds, makes decisions with respect to, and places orders for, all purchases and sales of its investment securities, and maintains its records relating to such purchases and sales.


         Under an investment advisory agreement between the Group and BB&T, the fee payable to BB&T by the U.S. Treasury Fund for investment advisory services is the lesser of: (a) a fee computed daily and paid monthly at the annual rate of forty one hundredths of one percent (.40%) of the U.S. Treasury Fund's average daily net assets; sixty one-hundredths of one percent (.60%) of each Fixed Income Funds' and the North Carolina Fund's average daily net assets; and seventy-four one-hundredths of one percent (.74%) of the Growth and Income

Fund's and Balanced Fund's average daily net assets; (1.00%) of the Small Company Growth Fund's average daily net assets; and 1.00% of the International Equity Fund's average daily net assets, or (b) such fee as may from time to time be agreed upon in writing by the Group and BB&T. A fee agreed to in writing from time to time by the Group and BB&T may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower a Fund's expenses and increase the net income of the fund during the period when such lower fee is in effect.


         For the fiscal year ended September 30, 1995, the Funds paid the following investment advisory fees: the U.S. Treasury Fund paid: .38% of its average daily net assets; each of the Short-Intermediate U.S. Government Income, Intermediate U.S. Government Bond and North Carolina Funds paid: .45% of its average daily net assets; each of the Growth and Income Stock and Balanced Funds paid: .45% of its average daily net assets; and, for the period from December 7, 1994 to September 30, 1995, the Small Company Growth Fund paid: 1.00% of its average daily net assets.


         The persons primarily responsible for the management of each of the Variable NAV Funds of the Group other than the Small Company Growth and International Equity Funds (which are managed by sub-advisers, described below), as well as their previous business experience, are as follows:


       PORTFOLIO MANAGER                                      BUSINESS EXPERIENCE
       -----------------                                      -------------------


Keith F. Karlawish                  Manager of the Intermediate Bond Fund and Short-Intermediate
                                    Fund since September, 1994.  From June, 1993 to September,
                                    1994, Mr. Karlawish was Assistant Manager of the Intermediate
                                    Bond Fund and  the Short-Intermediate Fund.  From September,
                                    1991 to June, 1993, Mr. Karlawish was a Financial Analyst
                                    Team Leader for Branch Banking and Trust Co. Mr.
                                    Karlawish earned a B.S. in Business Administration from the
                                    University of Richmond, and an MBA from the University of
                                    North Carolina at Chapel Hill .

Richard B. Jones                    Manager of the Growth and Income Fund since February 1,
                                    1993.  Since 1987, Mr. Jones has been a portfolio manager in the
                                    BB&T Trust Division.  He holds a B.S. in Business
                                    Administration from Miami (Ohio) University and an MBA
                                    from Ohio State University

Alice B. Flowers                    Manager of the North Carolina Fund since April, 1994.  From
                                    February, 1993 to April, 1994, Ms.  Flowers served as
                                    co-manager of the North Carolina Fund.  She has been a
                                    securities trader and portfolio manager in the BB&T Trust
                                    Division since 1985.  She earned a B.S. degree in Business


                                    Administration from Barton College, and an A.A.S. degree in Accounting from Wilson
                                    Technical Community College.

David R. Ellis                      Manager of the Balanced Fund since its
                                    inception and Manager of the Funds of
                                    Funds since inception. Since 1986, Mr. Ellis
                                    has been a portfolio manager in the BB&T
                                    Trust Division. He holds a B.S. degree in
                                    Business Administration from the University
                                    of North Carolina at Chapel Hill.

INVESTMENT SUB-ADVISERS


         PNC Bank, National Association ("PNC Bank") serves as the Investment Sub-Adviser to the Small Company Growth Fund pursuant to a Sub-Advisory Agreement with BB&T. Under the Sub-Advisory Agreement, PNC Bank manages the Fund, selects investments and places all orders for purchases and sales of the Small Company Growth Fund's securities, subject to the general supervision of the Group's Board of Trustees and BB&T and in accordance with the Small Company Growth Fund's investment objective, policies and restrictions.

         The person primarily responsible for the management of the Small Company Growth Fund is William J. Wykle. Mr. Wykle has served as the Manager of the Small Company Growth Fund since its inception, and has been Vice President and Small Company Growth Fund Portfolio Manager for PNC Investment Management and Research since 1992. He has been a portfolio manager at PNC Bank and its predecessor, Provident National Bank, since 1986.

         PNC Bank, with offices located at 1835 Market Street, Philadelphia, Pennsylvania 19103, is a wholly owned indirect subsidiary of PNC Bank Corp. PNC Bank Corp., a bank holding company headquartered in Pittsburgh, Pennsylvania, was the 12th largest bank holding company in the United States based on total assets at September 30, 1995. PNC Bank Corp. operates banking subsidiaries in Pennsylvania, Delaware, Florida, Indiana, Kentucky, Massachusetts, New Jersey and Ohio and conducts certain non-banking operations throughout the United States. Its major businesses include corporate banking, consumer banking, private banking, mortgage banking and trust and mutual fund asset management. With $85.9 billion in discretionary assets under management and $257.7 billion of investment management and trust assets at September 30, 1995, PNC Bank Corp. is one of the largest bank money managers as well as one of the largest institutional mutual fund managers in the United States. Of such amounts at September 30, 1995, PNC Bank had $76.8 billion in discretionary assets under management and investment management and trust assets totaling $104.7 billion. In addition to asset management and trust services, PNC Bank also provides a wide range of domestic and international commercial banking and retail banking services. PNC Bank's origins, and in particular its trust administration services, date back to the mid-to-late 1800s.

         For its services and expenses incurred under the Sub-Advisory Agreement, PNC Bank is entitled to a fee, payable by BB&T. The fee is computed daily and paid monthly at the following annual rates (as a percentage of the Small Company Growth Fund's average daily net assets), which vary according to the level of Fund assets:

         FUND ASSETS                                                       ANNUAL FEE
         -----------                                                       ----------

         Up to $50 million                                                    .50%
         Next $50 million                                                     .45%
         Over $100 million                                                    .40%


         CastleInternational Asset Management Limited serves as the Investment sub-adviser to the International Equity Fund pursuant to a Sub-Advisory Agreement with BB&T. Under the Sub-Advisory Agreement, CastleInternational manages the Fund, selects investments and places all orders for purchases and sales of the International Equity Fund's securities, subject to the general supervision of the Group's Board of Trustees and BB&T and in accordance with the International Equity Fund's investment objective, policies, and restrictions.

         For its services and expenses incurred under the Sub-Advisory Agreement, CastleInternational is entitled to a fee, payable by BB&T. The fee is computed daily and paid quarterly at the following annual rates (as a percentage of the International Equity Fund's average daily net assets), which vary according to the level of Fund assets:

         FUND ASSETS                                                       ANNUAL FEE
         -----------                                                       ----------

         Up to $50 million                                                    .50%
         Next $50 million                                                     .45%
         Over $100 million                                                    .40%

         The person primarily responsible for the management of the International Equity Fund is Gordon Anderson. Mr. Anderson has served as Managing Director and Chief Investment Officer of CastleInternational Asset Management Limited since 1996. Prior to joining CastleInternational, Mr. Anderson was the Investment Director of Dunedin Fund Managers Ltd. Mr. Anderson has been the Portfolio Manager for the Compass Capital Funds(TM) International Equity Portfolio since 1996.


ADMINISTRATOR AND DISTRIBUTOR

         BISYS Fund Services is the administrator for each Fund and also acts as the Group's principal underwriter and distributor (the "Administrator" or the "Distributor," as the context indicates) under agreements approved by the Group's Board of Trustees. BISYS Fund Services is wholly owned by The BISYS Group, Inc., 150 Clove Road, Little Falls, New Jersey 07424, a publicly owned company engaged in information processing, loan servicing and 401(k) administration and recordkeeping services to and through banking and other financial organizations.

         The Administrator generally assists in all aspects of a Fund's administration and operation. Under a management and administration agreement between the Group and the Administrator, the fee payable by a Fund to the Administrator for management administration services is the lesser of (a) a fee computed at the annual rate of twenty one-hundredths of one percent (.20%) of a Fund's average daily net assets or (b) such fee as may from time to time be agreed upon in writing by the Group and the Administrator. A fee agreed to in writing from time to time by the Group and the Administrator may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower a Fund's expenses and increase the net income of the Fund during the period when such lower fee is in effect. For the period from October 1, 1994 through September 30, 1995, the Funds paid the following Administration fees (as a percentage of each Fund's average daily net assets):
 .20% for each of the U.S. Treasury, the Short-Intermediate, the Intermediate Bond, the Growth and Income and the Balanced Funds; and .15% for the North Carolina Fund. For the period from December 7, 1994 (commencement of operations) through September 30, 1995 the Funds paid Administration fees in the amount of
 .20% of the Small Company Growth Fund's average daily net assets.

EXPENSES

         BB&T and the Administrator each bear all expenses in connection with the performance of their services as investment adviser and administrator, respectively, other than the cost of securities (including brokerage commissions, if any) purchased for a Fund. Each Fund bears the following expenses relating to its operations: taxes, interest, any brokerage fees and commissions, fees and travel expenses of the Trustees of the Group, Securities and Exchange Commission fees, state securities qualification and renewal fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to current Shareholders, outside auditing and legal expenses, amortized organizational expenses, advisory and administration fees, fees and out-of-pocket expenses of the custodian and the transfer agent, fees and out-of-pocket expenses for fund accounting services, expenses incurred for pricing securities owned by a Fund, certain insurance premiums, costs of maintenance of a Fund's existence, costs and expenses of Shareholders' and Trustees' reports and meetings, and any extraordinary expenses incurred in its operation. As a general matter, expenses are allocated to the Class A, Class B and Trust Class of a Fund on the basis of the relative net asset value of each class. At present, the only expenses that will be borne solely by Class A and Class B Shares, other than in accordance with the relative net asset value of the class, are expenses under the Group's Distribution and Shareholder Services Plan ("Distribution Plan") which relate only to the Class A and Class B Shares. For the fiscal year ended September 30, 1995, each Fund's total operating expenses for Investor Shares (now redesignated as Class A Shares) were as follows (as a percentage of average daily net assets of each Fund): U.S. Treasury Fund: .98%; Short-Intermediate Fund: 1.17% Intermediate Bond Fund:
1.09%; North Carolina Fund: 1.05%; Growth and Income Fund: 1.07%; and Balanced
Fund: 1.17. Absent fee waivers by
the Adviser and Administrator, these operating expenses would have been: U.S. Treasury Fund: 1.24%; Short-Intermediate Fund: 1.58%; Intermediate Bond Fund:
1.50%; North Carolina Fund: 1.63%; Growth and Income Fund: 1.60%; and Balanced
Fund: 1.71%. For the period from December 7, 1995 (commencement of operations) through September 30, 1995, operating expenses for the Investor Shares (now redesignated as Class A shares) of the Small Company Growth Fund were (as a percentage of average daily net assets of the Fund) 2.50% (with waivers) and 2.84% (without waivers). Class B Shares had not commenced operations as of September 30, 1995.

         The organizational expenses of the Small Company Growth Fund have been capitalized and are being amortized in the first two years of the Fund's operations. Such amortization will reduce the amount of income available for payment as dividends.


         The organizational expenses of the International Equity Fund have been capitalized and are being amortized in the first two years of the Fund's operations. Such amortization will reduce the amount of income available for payment as dividends.

 BANKING LAWS

         BB&T, PNC Bank, and CastleInternational each believes that it possesses the legal authority to perform the investment advisory and sub-advisory services for the Group contemplated by its investment advisory agreement with the Group and investment and sub-advisory agreement with BB&T and described in this Prospectus without violation of applicable banking laws and regulations, and has so represented to the Group. Future changes in federal or state statutes and regulations relating to permissible activities of banks or bank holding companies and their subsidiaries and affiliates as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could change the manner in which BB&T , PNC Bank, AND CastleInternational could continue to perform such services for the Group. See "MANAGEMENT OF BB&T MUTUAL FUNDS GROUP--Glass Steagall Act" in the Statement of Additional Information for further discussion of applicable banking laws and regulations.


DISTRIBUTION PLAN

         The Group's Class A and Class B Shares are sold on a continuous basis by the Distributor. Under the Group's Distribution and Shareholder Services Plan (the "Distribution Plan"), a Fund will pay a monthly distribution fee to the Distributor as compensation for its services in connection with the Distribution Plan at an annual rate equal to fifty one-hundredths of one percent (.50%) of the average daily net assets of Class A Shares of each Fund and one percent (1.00%) of the average daily net assets of Class B Shares of each Fund. The Distributor may periodically waive all or a portion of the fee with respect to a Fund in order to increase the net investment income of the Fund available for distribution as dividends. The Distributor has agreed with the Group to reduce its fee under the Distribution Plan to an amount not to exceed twenty-five one-hundredths of one percent (.25%) of the average daily net assets of Class A Shares of each Fund. The Distributor may use the distribution fee to provide distribution assistance with respect to a Fund's Class A and Class B Shares or to provide shareholder services to the holders of such Shares. The Distributor may also use the distribution fee (i) to pay financial institutions and intermediaries (such as insurance companies and investment counselors but not including banks), broker-dealers, and the Distributor's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with distribution assistance or
(ii) to pay banks, other financial institutions and intermediaries, broker-dealers, and the Distributor's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with the provision of shareholder services. All payments by the Distributor for distribution assistance or shareholder services under the Distribution Plan will be made pursuant to an agreement (a "Servicing Agreement") between the Distributor and such bank, other financial institution or intermediary, broker-dealer, or affiliate or subsidiary of the Distributor (hereinafter referred to individually as "Participating Organizations"). A Servicing Agreement will relate to the provision of distribution assistance in connection with the distribution of a Fund's Class A and Class B Shares to the Participating Organization's customers on whose behalf the investment in such Shares is made and/or to the provision of shareholder services to the Participating Organization's customers owning a Fund's Class A and Class B Shares. Under the Distribution Plan, a Participating Organization may include Southern National Corporation or a subsidiary bank or nonbank affiliates, or the subsidiaries or affiliates of those banks. A Servicing Agreement entered into with a bank (or any of its subsidiaries or affiliates) will contain a representation that the bank (or subsidiary or affiliate) believes that it possesses the legal authority to perform the services contemplated by the Servicing Agreement without violation of applicable banking laws (including the Glass-Steagall Act) and regulations.


         The distribution fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular year by the Distributor in connection with distribution assistance or shareholder services rendered by the Distributor itself or incurred by the Distributor pursuant to the Servicing Agreements entered into under the Distribution Plan. If the amount of the distribution fee is greater than the Distributor's actual expenses incurred in a particular year (and the Distributor does not waive that portion of the distribution fee), the Distributor will realize a profit in that year from the distribution fee. If the amount of the distribution fee is less than the Distributor's actual expenses incurred in a particular year, the Distributor will realize a loss in that year under the Distribution Plan and will not recover from a Fund the excess of expenses for the year over the distribution fee, unless actual expenses incurred in a later year in which the Distribution Plan remains in effect were less than the distribution fee paid in that later year.

         The Distribution Plan also contains a so-called "defensive" provision applicable to all classes of Shares. Under this defensive provision to the extent that any payment made to the Administrator, including payment of administration fees, should be deemed to be indirect financing of any activity primarily intended to result in the sale of Shares issued by the Group's Funds within the context of Rule 12b-1 under the 1940 Act, such payment shall be deemed to be authorized by the Distribution Plan.

         The Glass-Steagall Act and other applicable laws prohibit banks generally from engaging in the business of underwriting securities, but in general do not prohibit banks from purchasing securities as agent for and upon the order of customers. Accordingly, the Group will require banks acting as Participating Organizations to provide only those services which, in the banks' opinion, are consistent with the then current legal requirements. It is possible, however, that future legislative, judicial or administrative action affecting the securities activities of banks will cause the Group to alter or discontinue its arrangements with banks that act as Participating Organizations, or change its method of operations. It is not anticipated, however, that any change in a Fund's method of operations would affect its net asset value per share or result in financial loss to any customer.

                               GENERAL INFORMATION

DESCRIPTION OF THE GROUP AND ITS SHARES


         The Group was organized as a Massachusetts business trust on October 1, 1987 and commenced active operation on September 24, 1992. The Group has an unlimited number of authorized Shares of beneficial interest which may, without Shareholder approval, be divided into an unlimited number of series of such Shares, and which are presently divided into Eight series of Shares, one for each of the following Funds: the BB&T Short-Intermediate U.S. Government Income Fund, the BB&T Intermediate U.S. Government Bond Fund, the BB&T Growth and Income Stock Fund, the BB&T North Carolina Intermediate Tax-Free Fund, the BB&T U.S. Treasury Money Market Fund, the BB&T Balanced Fund , the BB&T Small Company Growth Fund and the BB&T International Equity Fund. The Group also offers three additional series of Shares: the BB&T Capital Manager Conservative Growth Fund, The BB&T Capital Manager Moderate Growth Fund, and the BB&T Capital Manager Growth Fund (collectively, the "Funds of Funds"). The Funds of Funds Offer Trust Shares only. Each Fund, except for the Funds of Funds, offers to the public three classes of shares: Class A, Class B and Trust Shares. As of the date of this prospectus, however, Class B Shares were not yet being offered in the Short-Intermediate Fund or the North Carolina Fund. Class B Shares of the U.S. Treasury Fund will be issued only in exchange for Class B Shares of any of the other Funds, or as a temporary investment subject to a mandatory exchange out of the U.S. Treasury Fund for Class B Shares of any of the other Funds within two years of purchase. Each Share represents an equal proportionate interest in a Fund with other Shares of the same series and class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared at the discretion of the Trustees (see "Miscellaneous" below).


         Shareholders are entitled to one vote per Share (with proportional voting for fractional Shares) on such matters as Shareholders are entitled to vote. Shareholders vote in the aggregate and not by series or class on all matters except (i) when required by the Investment Company Act of 1940, Shares shall be voted by individual series, (ii) when the Trustees have determined that the matter affects only the interests of a particular series or class, and (iii) only the holders of Class A and Class B Shares will be entitled to vote on matters submitted to Shareholder vote with regard to the Distribution Plan applicable to such classes.

         As used in this Prospectus and in the Statement of Additional Information, a "vote of a majority of the outstanding Shares" of the Group or a particular Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of the Group or such Fund present at such meeting at which the holders of more than 50% of the votes attributable to the Shareholders of record of the Group or such Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of the Group or such Fund.

         Overall responsibility for the management of the Group is vested in the Board of Trustees. See "MANAGEMENT OF BB&T MUTUAL FUNDS GROUP--Trustees of the Group." Individual Trustees are elected by the Shareholders and may be removed by the Board of Trustees or Shareholders at a meeting held for such purpose in accordance with the provisions of the Declaration of Trust and the By-laws of the Group and Massachusetts law. See "ADDITIONAL INFORMATION--Miscellaneous" in the Statement of Additional Information for further information.

         Although the Group is not required to hold annual meetings of Shareholders, Shareholders holding at least 10% of the Group's outstanding Shares have the right to call a meeting to elect or remove one or more of the Trustees of the Group. Shareholder inquiries should be directed to the Secretary of the Group at 3435 Stelzer Road, Columbus, Ohio 43219.


         As of October 15, 1996 the following persons owned of record or beneficially more than 25% of the Class A Shares (formerly Investor Shares) of the following Funds: Stephens Inc., for the Exclusive Benefit of Our Customers, 111 Center Street, Little Rock, AR 72201: record owner with respect to : 62.84% and 35.60% of the Class A SHARES of the U.S. Treasury Money Market Fund and Balanced Fund, respectively. Accordingly, Stephens Inc., may be deemed to be a "controlling person" of the Class A Shares of the Funds of which it is a shareholder. The International Equity Fund had not commenced operations as of October 15, 1996.


CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTANT


         Star Bank N.A., 425 Walnut Street, Cincinnati, Ohio 45201, serves as Custodian for the Group. Bank of New York serves as the Custodian for the International Equity Fund.


         BISYS Fund Services Ohio, Inc. (formerly known as The Winsbury Service Corporation ) serves as transfer agent for and provides fund accounting services to the Group.

OTHER CLASSES OF SHARES


         In addition to Class A and Class B Shares, the Group also offers Trust Shares of each Fund. Trust Shares are offered to BB&T and its affiliates and other financial service providers approved by the Distributor for the investment of funds for which they act in a fiduciary, advisory, agency, custodial or similar capacity. Trust Shares are sold at net asset value and are not subject to a sales charge or a Distribution Plan fee. A salesperson or other person entitled to receive compensation for selling or servicing the shares may receive different compensation with respect to one particular class of shares over another in the Fund. For further details regarding eligibility requirements for the purchase of Trust Shares, call the Distributor at (800) 228-1872.


PERFORMANCE INFORMATION

         From time to time, the U.S. Treasury Fund's annualized "yield" and "effective yield" and total return for Class A and Class B Shares may be presented in advertisements, sales literature and Shareholder reports. The "yield" of the U.S. Treasury Fund is based upon the income earned by the U.S. Treasury Fund over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and is stated as a percentage of the investment. The "effective yield" of a U.S. Treasury Fund is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Shares of the Group and thus compounded in the course of a 52-week period. The effective yield will be higher than the yield because of the compounding effect of this assumed reinvestment.

         Total return is calculated for the past year and the period since the establishment of the U.S. Treasury Fund. Average annual total return is measured by comparing the value of an investment in the U.S. Treasury Fund at the beginning of the relevant period to the redemption value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions). Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized.

         From time to time performance information of a Variable NAV Fund showing its average annual total return, aggregate total return, and/or yield may be presented in advertisements, sales literature and shareholder reports. Such performance figures are based on historical earnings and are not intended to indicate future performance. In addition, tax equivalent yield may be presented in advertisements, sales literature and shareholder reports of the North Carolina Fund. Average annual total return will be calculated for the period since the establishment of a Fund and will, unless otherwise noted, reflect the imposition of the maximum sales charge. Average annual total return is measured by comparing the value of an investment in a Fund at the beginning of the relevant period to the redemption value of an investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions). Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized. Yield will be computed by dividing the net investment income per Share for a Variable NAV Fund earned during a recent 30-day period by the Fund's per Share maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last day of the period and annualizing the results.

         The North Carolina Fund may also advertise its tax equivalent yield, which reflects the amount of income subject to federal income taxation that a taxpayer would have to earn in order to obtain the same after-tax income as that derived from the yield of the Fund. The tax equivalent yield will be significantly higher than the yield of the North Carolina Fund.

         Each Fund may also present its average annual total return, aggregate total return, yield and/or tax equivalent yield, as the case may be, excluding the effect of a sales charge, if any.

         The Variable NAV Funds may also calculate a distribution rate. Distribution rates will be computed by dividing the distribution per Share of a class made by a Fund over a twelve-month period by the maximum offering price per Share. The distribution rate includes both income and capital gain dividends and does not reflect unrealized gains or losses. The calculation of income in the distribution rate includes both income and capital gain dividends and does not reflect unrealized gains or losses, although a Fund may also present a distribution rate excluding the effect of capital gains. The distribution rate differs from the yield, because it includes capital items which are often non-recurring in nature, and may include returns of principal, whereas yield does not include such items. Each of the Funds do not intend to publish distribution rates in Fund advertisements but may publish such rates in supplemental sales literature. Distribution rates may also be presented excluding the effect of a sales charge, if any.

         Yield, effective yield, total return and distribution rate will be calculated separately for each Class of Shares. Because Class A Shares are subject to lower Distribution Plan fees than Class B Shares, the yield and total return for Class A Shares will be higher than that of the Class B Shares for the same period. Because Trust Shares are not subject to Distribution Plan fees, the yield and total return for Trust Shares will be higher than that of the Class A and Class B Shares for the same period.

         Investors may also judge the performance of a Fund by comparing its performance to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices and data such as that provided by Lipper Analytical Services, Inc., IBC/Donoghue's MONEY FUND REPORT and Ibbotson Associates, Inc. References may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Fortune, Institutional Investor, Ibbotson Associates, Inc., Morningstar, Inc., CDA/Weisenberger, Pension and Investments, U.S.A. Today and local newspapers. In addition to performance information, general information about the Funds that appears in a publication such as those mentioned above may be included in advertisements and in reports to Shareholders.

         Information about the performance of a Fund is based on a Fund's record up to a certain date and is not intended to indicate future performance. Yield and total return of any investment are generally functions of portfolio quality and maturity, type of investments and operating expenses. Yields and total returns of a Fund will fluctuate. Any fees charged by the Participating Organizations to their customers in connection with investment in a Fund are not reflected in the Group's performance information.

         Further information about the performance of each Fund of the Group is contained in the Group's annual report to Shareholders, which may be obtained without charge by calling (800) 228-1872.

MISCELLANEOUS

         Shareholders will receive unaudited semi-annual reports describing the investment operations of each of the Funds and annual financial statements audited by independent public accountants.


         Inquiries regarding the Group may be directed in writing to the Group at the following address: the BB&T Mutual Funds Group, Department L-1528, Columbus, OH 43260-1528 or by calling toll free (800) 228-1872.

                               INVESTMENT ADVISER
                        Branch Banking and Trust Company
                          434 Fayetteville Street Mall
                                Raleigh, NC 27601


                             INVESTMENT SUB-ADVISER
                        (Small Company Growth Fund only)
                                 PNC Bank, N.A.
                         1835 Market Street, 15th Floor
                             Philadelphia, PA 19103



                             INVESTMENT SUB-ADVISER
                        (International Equity Fund Only)
                  CastleInternational Asset Management Limited
                                 7 Castle Street
                           Edinburgh, Scotland EH3 3AM



                          ADMINISTRATOR AND DISTRIBUTOR
                               BISYS Fund Services
                                3435 Stelzer Road
                               Columbus, OH 43219


                                  LEGAL COUNSEL
                                  Ropes & Gray
                               One Franklin Square
                               1301 K Street, N.W.
                                 Suite 800 East
                              Washington, DC 20005


                                 TRANSFER AGENT
                         BISYS Fund Services Ohio, Inc.
                                3435 Stelzer Road
                               Columbus, OH 43219


                                    AUDITORS
                              KPMG Peat Marwick LLP
                        Two Nationwide Plaza, Suite 1600
                               Columbus, OH 43215

                         U.S. Treasury Money Market Fund

                 Short-Intermediate U.S. Government Income Fund

                     Intermediate U.S. Government Bond Fund

                    North Carolina Intermediate Tax-Free Fund

                          Growth and Income Stock Fund

                                  Balanced Fund

                            Small Company Growth Fund


                             International Equity Fund



                                  Funds of Funds

                     Capital Manager Conservative Growth Fund

                       Capital Manager Moderate Growth Fund

                           Capital Manager Growth Fund





                                  TRUST SHARES





                         BRANCH BANKING & TRUST COMPANY
                               INVESTMENT ADVISER

                               BISYS FUND SERVICES
                          ADMINISTRATOR AND DISTRIBUTOR




                       PROSPECTUS DATED JANUARY 1, 1997

                                TABLE OF CONTENTS

                                                                Page
                                                                ----
The Group...................................................
Fee Table...................................................
Financial Highlights........................................
Investment Objectives and Policies..........................
Investment Restrictions.....................................
Valuation of Shares.........................................
How to Purchase and Redeem Shares...........................
Dividends and Taxes.........................................
Management of BB&T Mutual Funds Group.......................
General Information.........................................








     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE GROUP OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE GROUP OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                             BB&T MUTUAL FUNDS GROUP


3435 Stelzer Road                                 For current yield, purchase,
Columbus, Ohio 43219                               and redemption information,
Investment Adviser: Branch Banking                         call (800) 228-1872
and Trust Company ("BB&T")                         TDD/TTY call (800) 300-8893



         THE BB&T MUTUAL FUNDS GROUP (the "Group") is an open-end management investment company offering to the public eight separate investment funds (each, a "Fund"). The Group also offers three separate investment Funds, (the "FUNDS OF Funds") offering Trust Shares only, which offer Shareholders a professionally-managed investment program by purchasing shares of existing mutual funds of the Group (the "Underlying Funds"), which are managed by BB&T. Each Fund of the Group, except for the Funds of Funds, offers multiple classes of units of beneficial interest ("Shares").


         THE BB&T U.S. TREASURY MONEY MARKET FUND (the "U.S. Treasury Fund"), seeks current income with liquidity and stability of principal, through investment exclusively in short-term obligations issued or guaranteed by the U.S. Treasury, some of which may be subject to repurchase agreements. The U.S. Treasury Fund seeks to maintain a constant net asset value of $1.00 per share.

AN INVESTMENT IN THE U.S. TREASURY FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

         THE BB&T SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND (the "Short-Intermediate Fund") seeks current income consistent with the preservation of capital through investment in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, some of which may be subject to repurchase agreements, and high grade collateralized mortgage obligations.

         THE BB&T INTERMEDIATE U.S. GOVERNMENT BOND FUND (the "Intermediate Bond Fund") seeks current income consistent with the preservation of capital through investment of at least 65% of its assets in bonds issued or guaranteed by the U.S. Government or its agencies or instrumentalities, some of which may be subject to repurchase agreements.





         THE BB&T NORTH CAROLINA INTERMEDIATE TAX-FREE FUND (the "North Carolina Fund") seeks to produce a high level of current interest income which is exempt from both federal income tax and North Carolina personal income tax. Normally, the North Carolina Fund will invest at least 90% of its total assets in high grade obligations issued by or on behalf of the State of North Carolina and its political subdivisions.

         THE NORTH CAROLINA FUND IS A NON-DIVERSIFIED SERIES AND THEREFORE MAY INVEST MORE THAN 5% OF ITS TOTAL ASSETS IN OBLIGATIONS OF ONE ISSUER.

         THE BB&T GROWTH AND INCOME STOCK FUND (the "Growth and Income Fund") seeks capital growth, current income or both, through investment in stocks.




         THE BB&T BALANCED FUND (the "Balanced Fund") seeks to obtain long-term capital growth and produce current income through investment in a broadly diversified portfolio of securities, including common stocks, preferred stocks and bonds.

         THE BB&T SMALL COMPANY GROWTH FUND (the "Small Company Growth Fund") seeks long-term capital appreciation through investment primarily in a diversified portfolio of equity and equity-related securities of small capitalization growth companies.


         The BB&T International Equity Fund (the "International Equity Fund") seeks long-term capital appreciation through investment primarily in equity securities of foreign issuers.

         The BB&T Capital Manager Conservative Growth Fund (the "Capital Manager Conservative Growth Fund") seeks capital appreciation and income by investing primarily in a group of diversified BB&T mutual funds which invest primarily in equity and fixed income securities.

         The BB&T Capital Manager Moderate Growth Fund (the "Capital Manager Moderate Growth Fund") seeks capital appreciation and, secondarily, income by investing primarily in a group of diversified BB&T mutual funds which invest primarily in equity and fixed income securities.

         The BB&T Capital Manager Growth Fund (The "Capital Manager Growth Fund") seeks capital appreciation by investing primarily in a group of diversified BB&T mutual funds which invest primarily in equity securities.

         This Prospectus relates to the Trust Shares of the Group, which are offered to BB&T and its affiliates and other financial service providers approved by the Distributor for the investment of funds for which they act in a fiduciary, advisory, agency, custodial or similar capacity. Through a separate prospectus, the Group also offers Class A and Class B Shares, which are offered to the general public. Additional information about each of the Funds contained in a Statement of Additional Information, has been filed with the Securities and Exchange Commission. The Statement of Additional Information and the prospectus relating to the Class A and Class B Shares are available upon request without charge by writing to the Group or by calling the Group at the telephone number shown above. The Statement of Additional Information bears the same date as this Prospectus and is incorporated by reference in its entirety into this Prospectus.


         This Prospectus sets forth concisely the information about the Group's Trust Shares that a prospective investor ought to know before investing. Investors should read this Prospectus and retain it for future reference.



         SHARES OF THE BB&T MUTUAL FUNDS GROUP ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, BRANCH BANKING AND TRUST COMPANY, SOUTHERN NATIONAL CORPORATION, ANY OF THEIR AFFILIATES, OR ANY OTHER BANK.
SUCH SHARES ARE NOT

FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("COMMISSION") OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                 The date of this Prospectus is January 1, 1997.

                              PROSPECTUS SUMMARY


The Group                           BB&T Mutual Funds Group, (the "Group") a
                                    Massachusetts business trust, is an open-end management investment company which currently consists of eight separately managed portfolios (each a "Fund"). The
                                    Group also offers three separate
                                    investment Funds, (the "Funds of Funds"), offering Trust Shares only, which offer
                                    Shareholders a professionally-managed
                                    investment program by purchasing shares of existing mutual funds of the Group (the
                                    "Underlying Funds"), which are managed by BB&T. Each Fund, except for the Funds of Funds, offers to the public three classes of
                                    Shares: Class A, Class B and Trust Class.
                                    This prospectus relates to only the Trust
                                    Class Shares.


Investment Objective and
  Policies THE U.S. TREASURY FUND seeks current income with liquidity and stability of principal through investing exclusively in short-term obligations issued or guaranteed by the U.S. Treasury, some of which may be subject to repurchase agreements.

                                    THE SHORT-INTERMEDIATE FUND seeks current income consistent with the preservation of capital through investment in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and high grade collateralized mortgage obligations, some of which may be subject to repurchase agreements.

                                    THE INTERMEDIATE BOND FUND seeks current income consistent with the preservation of capital through investment of at least 65% of its assets in bonds issued or guaranteed by the U.S. Government or its agencies or its instrumentalities, some of which may be subject to repurchase agreements.





                                    THE NORTH CAROLINA FUND seeks to produce a high level of current interest income which is exempt from both federal income tax and North Carolina personal income tax, normally by investing at least 90% of its total assets in high grade obligations issued by or on behalf of the State of North Carolina and its political subdivisions.





                                    THE GROWTH AND INCOME FUND seeks capital growth, current income or both, primarily through investment in stocks.

                    THE BALANCED FUND seeks to obtain long-term capital growth and to produce current income through investment in a broadly diversified portfolio of securities, including common stocks, preferred stocks and bonds.

                    THE SMALL COMPANY GROWTH FUND seeks long-term capital appreciation through investment primarily in a diversified portfolio of equity and equity-related securities of small capitalization growth companies.


                    The International Equity Fund seeks long-term capital appreciation through investment primarily in equity securities of foreign issuers.

                    The Capital Manager Conservative Growth Fund seeks capital appreciation and income by investing primarily in a group of diversified BB&T mutual funds which invest primarily in equity and fixed income securities.

                    The Capital Manager Moderate Growth Fund Seeks capital appreciation and, secondarily, income by investing primarily in a group of diversified BB&T mutual funds which invest primarily in equity and fixed income securities.

                    The Capital Manager Growth Fund seeks capital appreciation by investing primarily in a group of diversified BB&T mutual funds which invest primarily in equity securities.

Funds of Funds      Capital Manager Conservative Growth, Capital Manager
                    Moderate Growth and Capital Manager Growth Funds intend to primarily invest in the shares of other BB&T mutual funds.

Investment Risks    Each Fund's performance may change daily based on many
                    factors including interest rate levels, the quality of the obligations in each Fund's portfolio, and market conditions.
                    An investment in the North Carolina Fund involves special risk considerations. (See "Other Investment Policies of the North Carolina Fund.") An investment in the International
                    Equity Fund may involve special risk considerations. (See
                    "Foreign Investments.") The net asset value of the Funds of Funds will fluctuate with changes in the equity markets and the value of the Underlying Funds in which they invest. For a complete description of the manner in which the funds of funds will allocate their assets among the Underlying Funds, and the special risk considerations applicable to the Funds of Funds, see "The Funds of Funds."


Offering Price      The public offering price of the U.S. Treasury Fund is
                    equal to the net asset value per Trust Share, which the U.S.
                    Treasury Fund will seek to maintain at $1.00.

                                    The public offering price of the
                                    Short-Intermediate, Intermediate Bond,
                                    North Carolina, Growth and Income, Balanced,
                                    Small Company Growth, International Equity,
                                    Capital Manager Conservative Growth, Capital
                                    Manager Moderate Growth, and Capital Manager
                                    Growth Funds is equal to that Fund's net asset value per Trust Share. (See "HOW TO PURCHASE AND REDEEM SHARES--Purchases of Trust Shares.")


Minimum Purchase                    No minimum purchase applies to purchases of
                                    Trust Shares.

Investment Adviser                  Branch Banking and Trust Company, Raleigh,
                                    North Carolina.


Dividends                           The U.S. Treasury, North Carolina,
                                    Short-Intermediate, and Intermediate Bond
                                    Funds declare dividends daily and pay such dividends monthly. The Growth and Income and Balanced Funds declare and pay dividends monthly. The Small Company Growth Fund,
                                    International Equity Fund, and the Funds of
                                    Funds declare and pay dividends quarterly.


Distributor                         BISYS Fund Services, Columbus, Ohio.

                                    THE GROUP


         BB&T Mutual Funds Group (the "Group") is an open-end management investment company. The Group consists of eight series of units of beneficial interest ("Shares"), each representing interests in one of eight separate investment funds (each a "Fund"). The Group also offers three separate investment Funds (the "Funds of Funds"), offering Trust Shares only, which offer Shareholders a professionally-managed investment program by purchasing shares of existing mutual funds of the Group (the "Underlying Funds"), which are managed by BB&T. Each Fund, except for the Funds of Funds, offers to the public three classes of Shares: Class A Shares, Class B Shares and Trust Shares.


                                    FEE TABLE

         The following Fee Table and example summarize the various costs and expenses that a Shareholder of Trust Shares of the Funds will bear, either directly or indirectly.





                                                 U.S.                   SHORT-            INTERMEDIATE
                                               TREASURY              INTERMEDIATE             BOND
                                                 FUND                    FUND                 FUND
                                                 ----                    ----                 ------

                                            TRUST CLASS              TRUST CLASS          TRUST CLASS
                                            -----------              -----------          -----------

SHAREHOLDER TRANSACTION EXPENSES1
Maximum Sales Load Imposed on
  Purchases (as a percentage of
  offering price)                                  0%                     0%                    0%

Maximum Sales Load Imposed on
  Reinvested Dividends (as a
  percentage of offering price)                    0%                     0%                    0%

Deferred Sales Load (as a
  percentage of original purchase
  price or redemption proceeds,
  as applicable)                                   0%                     0%                    0%

Redemption Fees (as a percentage
  of amount reduced, if
  applicable)2                                     0%                     0%                    0%

Exchange Fee                                     $ 0                    $ 0                 $ 0

ANNUAL FUND OPERATING EXPENSES
  (AS A PERCENTAGE OF NET ASSETS)
Management Fees (after voluntary
  fee reductions)                                .40%                   .50%3                 .50%3

12b-1 Fee                                          0%                     0%                    0%

Other Expenses (after voluntary
  fee reductions)4                               .32%                   .43%                  .35%
                                                 ---                    ---                   ---
Total Fund Operating Expenses
  (after voluntary fee
  reductions)5                                   .72%                   .93%                  .85%
                                                 ===                    ===                   ===



                                                             NORTH             GROWTH                            SMALL
                                                            CAROLINA         AND INCOME        BALANCED         COMPANY
                                                              FUND              FUND             FUND         GROWTH FUND
                                                              ----              ----            ------         -----------

                                                              TRUST             TRUST            TRUST             TRUST
                                                              CLASS             CLASS            CLASS             CLASS
                                                              -----             -----            -----             -----

SHAREHOLDER TRANSACTION EXPENSES(1)
Maximum Sales Load Imposed on
  Purchases (as a percentage of offering price)                0%                0%               0%                0%

Maximum Sales Load Imposed on
  Reinvested Dividends (as a percentage of offering price)     0%                0%               0%                0%

Deferred Sales Load (as a percentage
  of original purchase price or
  redemption proceeds, as applicable)                          0%                0%               0%                0%

Redemption Fees (as a percentage of
  amount reduced, if applicable)(2)                            0%                0%               0%                0%

Exchange Fee                                                $  0             $   0             $  0             $   0

Annual Fund Operating Expenses
  (as a percentage of net assets)
Management Fees (after voluntary fee reductions)             .50%3             .50%3            .50%3            1.00%
12b-1 Fees                                                     0%                0%               0%                0%

Other Expenses  (after voluntary
  fee reductions)                                           .41%4             .32%4            .42%4            1.33%4
Total Fund Operating Expenses
  (after voluntary fee reductions)                           .91%6             .82%6            .92%6            2.33%6


                                                         INTERNATIONAL
                                                            EQUITY
                                                             FUND
                                                              ----

                                                             TRUST
                                                             CLASS
                                                             -----
SHAREHOLDER TRANSACTION EXPENSES(1)
Maximum Sales Load Imposed on
  Purchases (as a percentage of offering price)                0%

Maximum Sales Load Imposed on
  Reinvested Dividends (as a percentage of offering pri        0%

Deferred Sales Load (as a percentage
  of original purchase price or
  redemption proceeds, as applicable)                          0%

Redemption Fees (as a percentage of
  amount reduced, if applicable)(2)                            0%

Exchange Fee                                              $  0

Annual Fund Operating Expenses
  (as a percentage of net assets)
Management Fees                                             1.00%
12b-1 Fees                                                     0%

Other Expenses                                               .87%(5)
Total Fund Operating Expenses                               1.87%



1 A Participating Organization or Bank (both terms used as defined in this Prospectus) may charge a Customer's (as defined in the Prospectus) account fees for automatic investment, exchanges, and other investment management services provided in connection with investment in Trust Shares of a Fund. (See "HOW TO PURCHASE AND REDEEM SHARES--"Purchases of Trust Shares" and "HOW TO PURCHASE AND REDEEM SHARES--Exchange Privilege.")

2 A wire redemption charge (currently $7.00) may be deducted from the amount of a wire redemption payment made at the request of a shareholder. (See "HOW TO PURCHASE AND REDEEM SHARES--Redemption by Telephone.")

3 Branch Banking and Trust Company ("BB&T") has agreed with the Group to voluntarily reduce the amount of its investment advisory fee through September 30, 1996. Absent the voluntary reduction of investment advisory fees, Management Fees as a percentage of average daily net assets for Trust Shares would be .60% for the Short-Intermediate, Intermediate Bond, North Carolina; and .74% for the Growth and Income and Balanced Funds.


4 Absent voluntary fee reductions, "Other Expenses" as a percentage of average daily net assets for Trust Shares would be .34% for the U.S. Treasury Fund, .48% for the Short-Intermediate Fund, .40% for the Intermediate Bond Fund, .53% for the North Carolina Fund, .36% for the Growth and Income Fund, .47% for the Balanced Fund and 1.42% for the Small Company Growth Fund.

5 With respect to the International Equity Fund, "Other Expenses" Are based on estimated amounts for the current fiscal year.

6 As indicated in preceding notes, voluntary fee reductions have lowered this amount. Lower total fund operating expenses will result in higher yields. Absent the voluntary reduction of advisory fees, Total Fund Operating Expenses for Trust Shares, as a percentage of average daily net assets, would be .74% for the U.S. Treasury Fund, 1.08% for the Short-Intermediate Fund, 1.00% for the Intermediate Bond Fund, 1.13% for the North Carolina Fund, 1.10% for the Growth and Income Fund, 1.21% for the Balanced
     Fund, and 2.42% for the Small Company Growth Fund.


EXAMPLE:

You would pay the following expenses on a $1,000 investment in Trust Shares of the Funds, assuming (1) 5% annual return and (2) redemption at the end of each time period:



                                                          1 YEAR          3 YEARS         5 YEARS       10 YEARS
                                                          ------          -------         -------       --------

U.S. Treasury Fund                                           $ 7             $23           $ 40            $ 89

Short-Intermediate Fund                                       $9             $30           $ 51            $114

Intermediate Bond Fund                                        $9             $27           $ 47            $105

North Carolina Fund                                           $9             $29           $ 50            $112

Growth and Income Fund                                        $8             $26           $ 46            $101

Balanced Fund                                                $ 9             $29           $ 51            $113

Small Company Growth Fund                                    $24             $73

International Equity Fund                                    $19             $59



         Trust Shares are not subject to a 12B-1 fee and are not sold pursuant to a sales charge.

         The purpose of the table above is to assist a potential investor in the Funds in understanding the various costs and expenses that an investor in the Trust Shares of each Fund will bear directly or indirectly. See "MANAGEMENT OF BB&T MUTUAL FUNDS GROUP" for a more complete discussion of annual operating expenses of each Fund. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                                    FEE TABLE

         The following Fee Table and example summarize the various costs and expenses that a Shareholder of Trust Shares of the Funds of Funds will bear, either directly or indirectly.






                                            Capital Manager         Capital Manager       Capital Manager
                                             Conservative              Moderate
                                              Growth Fund             Growth Fund           Growth Fund
                                              -----------             -----------           -----------

                                              Trust Class             Trust Class           Trust Class
                                              -----------             -----------           -----------

Shareholder Transaction Expenses1
Maximum Sales Load Imposed On
  Purchases (as a percentage of
  offering price)                                  0%                     0%                    0%
Maximum Sales Load Imposed On
  Reinvested Dividends (as a
  percentage of offering price)                    0%                     0%                    0%
Deferred Sales Load (as a
  percentage of original purchase
  price or redemption proceeds,
  as applicable)                                   0%                     0%                    0%
Redemption Fees (as a percentage
  of amount reduced, if
  applicable)(2)                                   0%                     0%                    0%
Exchange Fee                                     $ 0                    $ 0                   $ 0
Annual Fund Operating Expenses
  (as a percentage of net assets)
Management Fees                                  .25%                   .25%                  .25%
12B-1 Fee                                          0%                     0%                    0%
Other Expenses(3)                                .58%                   .58%                  .58%
Total Fund Operating Expenses                    .83%                   .83%                  .83%

1 A Participating Organization or Bank (both terms used as defined in this Prospectus) may charge a Customer's (as defined in the Prospectus) account fees for automatic investment, exchanges, and other investment management services provided in connection with investment in Trust Shares of a Fund. (See "HOW TO PURCHASE AND REDEEM SHARES--"Purchases of Trust Shares" and "HOW TO PURCHASE AND REDEEM SHARES--Exchange Privilege.")

2 A wire redemption charge (currently $7.00) may be deducted from the amount of a wire redemption payment made at the request of a shareholder. (See "HOW TO PURCHASE AND REDEEM SHARES--Redemption by Telephone.")

3 "Other Expenses" are based on estimated amounts for the current fiscal year.

         The Funds of Funds will each indirectly bear its pro rata share of fees and expenses incurred by the Underlying Funds and the investment returns of each Fund of Funds will be net of the expenses of the Underlying Funds.

         The following charts provide the expense ratio for each of the Underlying Funds in which each Fund of Funds invests. The chart below provides the expense ratios which include any voluntary reduction in fees.





         Name of Underlying Fund                                                  Expense Ratio
         -----------------------                                                  -------------
     U.S. Treasury Fund                                                              .72%
     Short-Intermediate Fund                                                         .93%
     Intermediate Bond Fund                                                          .85%
     Growth and Income Fund                                                          .82%
     Balanced Fund                                                                   .92%
     Small Company Growth Fund                                                      2.33%
     International Equity Fund                                                      1.87%



         After combining the total operating expenses of each Fund of Funds with those of the Underlying Funds, the estimated average weighted expense ratio for the Trust Class Shares of the Capital Manager Conservative Growth Fund is 1.93%, for the Capital Manager Moderate Growth Fund is 2.05%, And for the Capital Manager Growth Fund is 2.12%.

         The chart below provides the expense ratios for each of the Underlying Funds, absent any voluntary reductions in fees.


         Name of Underlying Fund                                                Expense Ratio
         -----------------------                                                -------------

     U.S. Treasury Fund                                                              .75%
     Short-Intermediate Fund                                                        1.08%
     Intermediate Bond Fund                                                         1.00%
     Growth And Income Fund                                                         1.10%
     Balanced Fund                                                                  1.21%
     Small Company Growth Fund                                                      2.42%
     International Equity Fund                                                      1.87%



         After combining the total operating expenses of each Fund of Funds with those of the Underlying Funds, the estimated average weighted expense ratio for the Trust Class Shares of the Capital Manager Conservative Growth Fund is 2.09%, For the Capital Manager Moderate Growth Fund is 2.21%, and for the capital manager growth fund is 2.29%.

EXAMPLE:

On the basis of estimated expenses for the Funds of Funds, including voluntary fee reductions, set forth on page 12, the following examples illustrate the expenses you would pay on a $1,000 investment in Trust Shares of the Funds of Funds, assuming (1) 5% annual return and (2) redemption at the end of each time period:




                                                             1 Year          3 Years
                                                             ------          -------

Capital Manager Conservative Growth Fund                     $20             $61

Capital Manager Moderate Growth Fund                         $21             $64

Capital Manager Growth Fund                                  $22             $66

         Absent voluntary fee reductions, the dollar amounts in the above example would be as follows:

                                                             1 Year          3 Years
                                                             ------          -------

Capital Manager Conservative Growth Fund                     $21             $65

Capital Manager Moderate Growth Fund                         $22             $69

Capital Manager Growth Fund                                  $23             $72


         Trust Shares are not subject to a 12b-1 fee and are not sold pursuant to a sales charge.


         The purpose of the tables above is to assist a potential investor in the Funds of Funds in understanding the various costs and expenses that an investor in the Trust Shares of each Fund of Funds will bear directly or indirectly. See "MANAGEMENT OF BB&T MUTUAL FUNDS GROUP" for a more complete discussion of annual operating expenses of each Fund. THE FOREGOING EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS


         The table below sets forth financial highlights concerning the investment results for each of the Funds for the periods indicated. The information has been audited by KPMG Peat Marwick LLP, independent accountants for the Group, whose report on the Group's financial statements for the period ended September 30, 1995 is included in the Statement of Additional Information. The International Equity Fund and the Funds of Funds had not commenced operations as of September 30, 1996.


         The Class A Shares (formerly the Investor Shares) and Trust Shares of each Fund (other than the Balanced Fund and the Small Company Growth Fund, which had not yet commenced operations) effectively were operated as a single class of shares from the commencement of operations of each of these Funds until January 31, 1993. On February 1, 1993, each of these Funds (and the Balanced Fund upon its commencement of operations) began charging Rule 12b-1 fees exclusively to Class A Shares pursuant to an exemptive order received from the Securities and Exchange Commission on January 19, 1993. Information regarding the Class A and Class B Shares can be obtained in a separate prospectus by writing to the Group at 3435 Stelzer Road, Columbus, Ohio 43219 or by calling (800) 228-1872.


                                                  U.S. TREASURY MONEY MARKET FUND
                                                  -------------------------------

                                                 FOR THE YEAR ENDED            FOR THE YEAR ENDED         OCTOBER 5, 1992 TO
                                                 SEPTEMBER 30, 1995            SEPTEMBER 30, 1994         SEPTEMBER 30,1993(A)
                                                 ------------------            ------------------         --------------------
                                                     TRUST CLASS                   TRUST CLASS                TRUST CLASS
                                                     -----------                   -----------                -----------

NET ASSET VALUE, BEGINNING OF PERIOD                      $ 1.00                    $  1.00                   $  1.00
                                                          ------                    -------                   -------
Investment Activities
Net investment income                                     0.050                       0.030                     0.027
                                                          -----                     -------                   -------
     Total from Investment Activities                     0.050                       0.030                     0.027
                                                          -----                     -------                   -------
DISTRIBUTIONS
Net investment income                                     (0.050)                    (0.030)                   (0.027)
                                                          -------                   -------                   -------
Total Distributions                                       (0.050)                    (0.030)                   (0.027)
                                                          -------                   -------                   -------
Net Asset Value, End of Period                            $ 1.00                    $  1.00                   $  1.00
                                                          ======                    =======                   =======
Total Return                                              5.07%                     3.01%                     2.70%
ANNUALIZED RATIOS/SUPPLEMENTARY DATA:
Net Assets, End of Period (000)                           $120,083                  $77,464                   $74,962
Ratio of expenses to average net assets                   0.72%                     0.67%                     0.38%
Ratio of net investment income
  average net assets                                      4.97%                     2.97%                     2.71%
Ratio of expenses to average net assets*                  0.75%                     0.83%                     0.81%
Ratio of net investment income
  to average net assets*                                  4.95%                     2.82%                     2.27%


  * During the period the investment advisory, administration, distribution and/or fund accounting fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Period from commencement of operations.




                                          SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND
                                          ----------------------------------------------

                                               FOR THE YEAR ENDED        FOR THE YEAR ENDED        NOVEMBER 30, 1992 TO
                                               SEPTEMBER 30, 1995        SEPTEMBER 30, 1994        SEPTEMBER 30, 1993(A)
                                               ------------------        ------------------        ---------------------
                                                    TRUST CLASS               TRUST CLASS                 TRUST CLASS
                                                    -----------               -----------                 -----------

NET ASSET VALUE, BEGINNING OF PERIOD                      $ 9.61               $ 10.30                   $ 10.00
                                                          ------               -------                   -------
INVESTMENT ACTIVITIES
  Net investment income                                   0.56                 0.52                      0.49
  Net realized and unrealized gains
    (losses) on investments                               0.28                   (0.68)                     0.30
                                                          ----                 -------                   -------
     Total from Investment Activities                     0.84                   (0.16)                     0.79
                                                          ----                 -------                   -------
DISTRIBUTIONS
  Net investment income                                   (0.56)               (0.52)                    (0.49)
                                                          ------
  Net realized gains                                                             (0.01)
                                                          --------             -------
     Total Distributions                                  (0.56)                 (0.53)                    (0.49)
                                                          ------               -------                   -------
NET ASSET VALUE, END OF PERIOD                            $ 9.89               $  9.61                   $ 10.30
                                                          ------               =======                   =======
Total Return                                              9.01%                (1.66%)                   8.01%
ANNUALIZED RATIOS/SUPPLEMENTARY DATA:
  Net Assets, End of Period (000)                         $45,005              $38,208                   $34,646
  Ratio of expenses to average
    net assets                                            0.93%                0.71%                     0.39%
  Ratio of net investment income
    average net assets                                    5.78%                5.20%                     5.60%
  Ratio of expenses to average
    net assets*                                           1.08%                1.08%                     1.05%
  Ratio of net investment income to
    average net assets*                                   5.64%                4.83%                     4.94%
Portfolio turnover                                        106.81%              7.06%                     14.06%

 * During the period the investment advisory, administration, distribution and/or fund accounting fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Period from commencement of operations.




                                              INTERMEDIATE U.S. GOVERNMENT BOND FUND
                                              --------------------------------------

                                                   FOR THE YEAR ENDED        FOR THE YEAR ENDED        OCTOBER 9, 1992 TO
                                                   SEPTEMBER 30, 1995        SEPTEMBER 30, 1994        SEPTEMBER 30, 1993(A)
                                                   ------------------        ------------------        ---------------------

                                                        TRUST CLASS               TRUST CLASS                 TRUST CLASS
                                                        -----------               -----------                 -----------

NET ASSET VALUE, BEGINNING OF PERIOD                      $ 9.34                    $ 10.40                   $ 10.00
                                                          ------                    -------                   -------
INVESTMENT ACTIVITIES
Net investment income                                     0.61                      0.62                      0.64
Net realized and unrealized gains
  (losses) on investments                                 0.55                        (1.04)                     0.40
                                                          ----                      -------                   -------
     Total from Investment Activities                     1.16                        (0.42)                     1.04
                                                          ----                      -------                   -------
DISTRIBUTIONS
Net investment income                                     (0.61)                    (0.62)                    (0.64)
Net realized gains                                                                    (0.02)
                                                          -----                     -------
     Total Distributions                                  (0.61)                      (0.64)                    (0.64)
                                                          ------                    -------                   -------
NET ASSET VALUE, END OF PERIOD                            $ 9.89                    $  9.34                   $ 10.40
                                                          ======                    =======                   =======
Total Return                                              12.91%                    (4.23%)                   10.76%
ANNUALIZED RATIOS/SUPPLEMENTARY DATA:
Net Assets, End of Period (000)                           $78,578                   $68,451                   $59,816
Ratio of expenses to average net assets                   0.85%                     0.70%                     0.39%
Ratio of net investment income to
  average net assets                                      6.43%                     6.27%                     6.45%
Ratio of expenses to average net
  assets*                                                 1.00%                     1.06%                     1.03%
Ratio of net investment income to
  average net assets*                                     6.28%                     5.91%                     5.82%
Portfolio turnover                                        68.91%                    0.38%                     15.27%


 * During the period the investment advisory, administration, distribution and/or fund accounting fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Period from commencement of operations.




                                             NORTH CAROLINA INTERMEDIATE TAX-FREE FUND
                                             -----------------------------------------

                                                          FOR THE YEAR ENDED        FOR THE YEAR ENDED        OCTOBER 16, 1992 TO
                                                          SEPTEMBER 30, 1995        SEPTEMBER 30, 1994        SEPTEMBER 30, 1993(A)
                                                          ------------------        ------------------        ---------------------

                                                               TRUST CLASS               TRUST CLASS                TRUST CLASS
                                                               -----------               -----------                -----------

NET ASSET VALUE, BEGINNING OF PERIOD                      $ 9.78                    $ 10.29                   $ 10.00
                                                          ------                    -------                   -------
INVESTMENT ACTIVITIES
  Net investment income                                   0.37                      0.38                      0.36
  Net realized and unrealized gains
    (losses) on investments                               0.37                        (0.50)                     0.29
                                                          ----                      -------                   -------
     Total from Investment Activities                     0.74                        (0.12)                     0.65
                                                          ----                      -------                   -------
DISTRIBUTIONS
  Net investment income                                   (0.37)                    (0.38)                    (0.36)
  Net realized gains                                                                  (0.01)
                                                          -----                     -------
     Total Distributions                                  (0.37)                      (0.39)                    (0.36)
                                                          ------                    -------                   -------
NET ASSET VALUE, END OF PERIOD                            $ 10.15                   $  9.78                   $ 10.29
                                                          =======                   =======                   =======
Total Return                                              7.77%                     (1.18%)                   6.62%
ANNUALIZED RATIOS/SUPPLEMENTARY DATA:
  Net Assets, End of Period (000)                         $28,091                   $27,770                   $20,128
  Ratio of expenses to average net
    assets                                                0.91%                     0.63%                     0.42%
  Ratio of net investment income
    to average net assets                                 3.78%                     3.77%                     3.80%
  Ratio of expenses to average
    net assets*                                           1.13%                     1.17%                     1.30%
  Ratio of net investment income
    to average net assets*                                3.55%                     3.24%                     2.92%
Portfolio turnover                                        9.38%                     0.56%                     5.92%

 * During the period the investment advisory, administration, distribution and/or fund accounting fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Period from commencement of operations.


                                                   GROWTH AND INCOME STOCK FUND
                                                   ----------------------------

                                                          FOR THE YEAR ENDED        FOR THE YEAR ENDED        OCTOBER 9, 1992 TO
                                                          SEPTEMBER 30, 1995        SEPTEMBER 30, 1994        SEPTEMBER 30, 1993(A)
                                                          ------------------        ------------------        ---------------------

                                                               TRUST CLASS               TRUST CLASS                TRUST CLASS
                                                               -----------               -----------                -----------

NET ASSET VALUE, BEGINNING OF PERIOD                      $ 11.28                   $ 11.28                   $ 10.00
                                                          -------                   -------                   -------
INVESTMENT ACTIVITIES
  Net investment income                                   0.28                      0.28                      0.30
  Net realized and unrealized gains
    on investments                                        1.98                         0.11                      1.28
                                                          ----                      -------                   -------
     Total from Investment Activities                     2.26                         0.39                      1.58
                                                          ----                      -------                   -------
DISTRIBUTIONS
  Net investment income                                   (0.28)                    (0.28)                    (0.30)
  Net realized gains                                      (0.12)                      (0.11)
                                                          ------                    -------
  In excess of net realized gains                         (0.15)
                                                          ------
     Total Distributions                                  (0.55)                      (0.39)                    (0.30)
                                                          ------                    -------                   -------
NET ASSET VALUE, END OF PERIOD                            $ 12.99                   $ 11.28                   $ 11.28
                                                          =======                   =======                   =======
Total Return                                              20.88%                    3.58%                     16.06%
ANNUALIZED RATIOS/SUPPLEMENTARY DATA:
Net Assets, End of Period (000)                           $145,603                  $89,355                   $82,358
Ratio of expenses to average net assets                   0.82%                     0.66%                     0.40%
Ratio of net investment income to
  average net assets                                      2.40%                     2.51%                     3.08%
Ratio of expenses to average net assets*                  1.10%                     1.15%                     1.17%
Ratio of net investment income to
  average net assets*                                     2.11%                     2.02%                     2.31%
Portfolio turnover                                        8.73%                     21.30%                    27.17%



  * During the period the investment advisory, administration, distribution and/or fund accounting fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Period from commencement of operations.






                                                           BALANCED FUND
                                                           -------------

                                                          FOR THE YEAR ENDED        FOR THE YEAR ENDED        JULY 1, 1993 TO
                                                          SEPTEMBER 30, 1995        SEPTEMBER 30, 1994        SEPTEMBER 30, 1993(A)
                                                          ------------------        ------------------        ---------------------

                                                          TRUST CLASS               TRUST CLASS               TRUST CLASS
                                                          -----------               -----------               -----------
NET ASSET VALUE, BEGINNING OF PERIOD                      $ 9.74                    $ 10.18                   $ 10.00
                                                          ------                    -------                   -------
INVESTMENT ACTIVITIES
  Net investment income                                   0.46                      0.40                      0.09
  Net realized and unrealized gains
    (losses) on investments                               1.27                        (0.44)                     0.18
                                                          ----                      -------                   -------
     Total from Investment Activities                     1.73                        (0.04)                     0.27
                                                          ----                      -------                   -------
DISTRIBUTIONS
Net investment income                                     (0.46)                      (0.40)                    (0.09)
                                                          ------                    -------                   -------
Total Distributions                                       (0.46)                      (0.40)                    (0.09)
                                                          ------                    -------                   -------
NET ASSET VALUE, END OF PERIOD                            $ 11.01                   $  9.74                   $ 10.18
                                                          =======                   =======                   =======
Total Return                                              18.23%                    (0.42%)                   2.74%
ANNUALIZED RATIOS/SUPPLEMENTARY DATA:
Net Assets, End of Period (000)                           $49,794                   $39,715                   $20,374
Ratio of expenses to average net assets                   0.92%                     0.73%                     0.44%
Ratio of net investment income to
  average net assets                                      4.51%                     4.22%                     4.44%
Ratio of expenses to average net assets*                  1.21%                     1.25%                     1.47%
Ratio of net investment income to
  average net assets*                                     4.22%                     3.70%                     3.42%
Portfolio turnover                                        23.68%                    12.91%                    8.32%


 * During the period the investment advisory, administration, distribution and/or fund accounting fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Period from commencement of operations.




                                                     SMALL COMPANY GROWTH FUND
                                                     -------------------------

                                                                      DECEMBER 7, 1994 TO
                                                                      SEPTEMBER 30, 1995(A)
                                                                      ---------------------

                                                                         TRUST CLASS
                                                                         -----------


Net Asset Value, Beginning of Period                                       $ 10.00
                                                                           -------

Investment Activities
  Net investment loss                                                       (0.07)
  Net realized and unrealized gains
    on investments                                                            4.64

Total from Investment Activities                                              4.57

Net Asset Value, End of Period                                             $ 14.57
                                                                           =======

Total Return (b)                                                            45.70%

Annualized Ratios/Supplementary Data:
  Annualized Net Assets, End of Period (000)                               $16,962
  Ratio of expenses to
    average net assets                                                       2.33%
  Ratio of net investment loss
    to average net assets                                                  (1.34%)
  Ratio of expenses to
    average net assets*                                                      2.42%
  Ratio of net investment loss
    to average net assets*                                                 (1.43%)

Portfolio Turnover                                                          46.97%

---------------------

* During the period, certain fees were voluntarily reduced. In addition, certain fees were reimbursed by the Adviser. If such voluntary fee reductions and reimbursements had not occurred, the ratios would have been as indicated.

(a)      Period from commencement of operations.

(b)      Not annualized.


                       INVESTMENT OBJECTIVES AND POLICIES

U.S. TREASURY FUND

         The investment objective of the U.S. Treasury Fund is to seek current income with liquidity and stability of principal through investing exclusively in short-term United States dollar-denominated obligations issued or guaranteed by the U.S. Treasury, some of which may be subject to repurchase agreements.

         All instruments in which the U.S. Treasury Fund invests are valued based on the amortized cost valuation technique pursuant to Rule 2a-7 under the Investment Company Act of 1940. All instruments in which the Fund invests will have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable or floating rate obligations may bear longer maturities. The average dollar weighted maturity of the securities in the U.S. Treasury Fund will not exceed 90 days. Obligations purchased by the U.S. Treasury Fund are limited to U.S. dollar-denominated obligations which the Board of Trustees has determined present minimal credit risks. See "VALUATION OF SHARES" and the Statement of Additional Information for further explanation of the amortized cost valuation method.

THE FIXED INCOME FUNDS


         The investment objective of the Short-Intermediate Fund and the Intermediate Bond Fund (the "Fixed Income Funds") is to seek current income consistent with the preservation of capital. The Short-Intermediate Fund will invest primarily in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government Securities"), some of which may be subject to repurchase agreements, or in high grade collateralized mortgage obligations ("CMOs"). At least 65% of the Short-Intermediate Fund's assets will be invested in U.S. Government Securities. The dollar-weighted average portfolio maturity of the Short-Intermediate Fund will be from two to five years. The Intermediate Bond Fund will also invest primarily in U.S. Government Securities, and at least 65% of ITS total assets will be invested in bonds. Bonds for this purpose will include both bonds (maturities of ten years or more) and notes (maturities of one to ten years) of the U.S. Government. The dollar-weighted average portfolio maturity of the Intermediate Bond Fund will be from five to ten years. CMOs will be considered bonds for this purpose if their expected average life is comparable to the maturity of other bonds eligible for purchase by the Fixed Income Funds. The Fixed Income Funds may also invest in short-term obligations, commercial bonds and the shares of other investment companies.


         Bonds, notes and debentures in which the Fixed Income Funds may invest may differ in interest rates, maturities and times of issuance. Mortgage-related securities purchased by the Fixed Income Funds will be either (i) issued by United States Government-owned or sponsored corporations or (ii) rated in the highest category by a nationally recognized statistical rating organization ("NRSRO") at the time of purchase, (for example, rated Aaa by Moody's Investors Service, Inc. ("Moody's") or AAA by Standard & Poor's Corporation ("S&P")), or, if not rated, are of comparable quality as determined by BB&T. The applicable ratings are described in the Appendix to the Statement of Additional Information.

THE NORTH CAROLINA FUND

         The North Carolina Fund's investment objective is to produce a high level of current interest income that is exempt from both federal income tax and North Carolina personal income tax. Under normal market conditions, the North Carolina Fund will invest at least 90% of its total assets in high grade obligations issued by or on behalf of the State of North Carolina and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt both from federal income tax and North Carolina personal income tax and not treated as a preference item for purposes of the federal alternative minimum tax for individuals ("North Carolina Tax-Exempt Obligations"). The North Carolina Fund will maintain a dollar-weighted average portfolio maturity of between three and ten years, and no obligations in which the Fund invests will have remaining maturities in excess of 25 years.

         The North Carolina Fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation. Investment in the North Carolina Fund would not be appropriate for tax-deferred plans, such as IRA and Keogh plans. Investors should consult a tax or other financial adviser to determine whether investment in the North Carolina Fund would be suitable for them.

THE GROWTH AND INCOME FUND

         The Growth and Income Fund's investment objective is to seek capital growth, current income or both, primarily through investment in stocks. Under normal market conditions, the Growth and Income Fund will invest at least 65% of its total assets in stocks, which for this purpose may be either common stock, preferred stock, warrants, or debt instruments that are convertible to common stock.

         Equity securities purchased by the Growth and Income Fund will be either traded on a domestic securities exchange or quoted in the NASDAQ/NYSE system. While some stocks may be purchased primarily to achieve the Growth and Income Fund's investment objective for income, most stocks will be purchased by the Growth and Income Fund primarily in furtherance of its investment objective for growth. The Growth and Income Fund will favor stocks of issuers which over a five year period have achieved cumulative income in excess of the cumulative dividends paid to shareholders.

         Stocks such as those in which the Growth and Income Fund may invest are more volatile and carry more risk than some other forms of investment. Depending upon the performance of the Growth and Income Fund's investments, the net asset value per Share of the Fund may decrease instead of increase.


THE BALANCED FUND

         The Balanced Fund's investment objective is to seek long-term capital growth and to produce current income. The Balanced Fund seeks to achieve this objective by investing in a broadly diversified portfolio of securities, including common stocks, preferred stocks and bonds.

         The portion of the Balanced Fund's assets invested in each type of security will vary in accordance with economic conditions, the general level of common stock prices, interest rates and other relevant considerations, including the risks associated with each investment medium. Thus, although the Balanced Fund seeks to reduce the risks associated with any one investment medium by utilizing a variety of investments, performance will depend upon the additional factors of timing and the ability of BB&T to judge and react to changing market conditions. The Balanced Fund may invest in short-term obligations in order to acquire interest income combined with liquidity. For temporary defensive purposes, as determined by BB&T, these investments may constitute 100% of the Balanced Fund's portfolio and, in such circumstances, will constitute a temporary suspension of the Balanced Fund's attempt to achieve its investment objective.

         The Balanced Fund's equity securities will generally consist of common stocks but may also consist of other equity-type securities such as warrants, preferred stocks and convertible debt instruments. The Fund's equity investments will be in companies with a favorable outlook and which are believed by BB&T to be undervalued.

         The Balanced Fund's debt securities will consist of securities such as bonds, notes, debentures and money market instruments. The Balanced Fund may also invest in CMOs. The average dollar-weighted maturity of debt securities held by the Balanced Fund will vary according to market conditions and interest rate cycles and will range between 1 year and 30 years under normal market conditions.

         It is a fundamental policy of the Balanced Fund that it will invest at least 25% of its total assets in fixed-income senior securities. For this purpose, fixed-income senior securities include debt securities, preferred stock and that portion of the value of securities convertible into common stock, including convertible preferred stock and convertible debt, which is attributable to the fixed-income characteristics of those securities.

THE SMALL COMPANY GROWTH FUND

         The Small Company Growth Fund's investment objective is to seek long-term capital appreciation through investment primarily in a diversified portfolio of equity and equity-related securities of small capitalization growth companies. The Small Company Growth Fund will invest in companies that are considered to have favorable and above average earnings growth prospects and, as a matter of fundamental policy, at least 65% of the Fund's total assets will be invested in small companies with a market capitalization under $1 billion at the time of purchase. In making portfolio investments, the Small Company Growth Fund will assess characteristics such as financial condition, revenue, growth, profitability, earnings per share growth and trading liquidity. The remainder of the Fund's assets, if not invested in the securities of small companies, will be invested in the instruments described below and under "Specific Investment Policies."

         Smaller, less seasoned companies may be subject to greater business risk than larger, established companies. They may be more vulnerable to changes in economic conditions, specific industry conditions, market fluctuations and other factors affecting the profitability of companies. Therefore, the stock price of smaller capitalization companies may be subject to greater price fluctuations than that of larger, established companies. Due to these and other risk factors, the price movement of the securities held by the Fund may be volatile and the net asset value of a share of the Fund may fluctuate more than that of a share of a fund that invests in larger established companies.

THE FUNDS OF FUNDS

         The investment objective of the Capital Manager Conservative Growth Fund is to seek capital appreciation and income by investing primarily in a group of diversified BB&T mutual Funds which invest primarily in equity and fixed income securities.

         The investment objective of the Capital Manager Moderate Growth Fund is to seek capital appreciation and, secondarily, income by investing primarily in a group of diversified BB&T mutual Funds which invest primarily in equity and fixed income securities.

         The investment objective of the Capital Manager Growth Fund is to seek capital appreciation by investing primarily in a group of diversified BB&T mutual funds which invest primarily in equity securities.

         Under normal market conditions, each Fund of Funds will invest at least 65% of its total assets in seven Underlying Funds of the Group. These assets will be allocated within the ranges indicated below.

         The Conservative Growth Fund will invest 25% to 55% of its assets in Underlying Funds which invest primarily in equity securities, 45% to 75% of its assets in Underlying Funds which invest primarily in fixed income securities and up to 20% of its assets in the U.S. Treasury Money Market Fund.

                    Capital Manager Conservative Growth Fund

                                                    Investment Range
         Underlying Fund                       (Percent of Fund Assets)

         Equity Funds

         Growth and Income Fund                         0%-55%
         Balanced Fund                                  0%-30%
         Small Company Growth Fund                      0%-30%
         International Equity Fund                      0%-30%

         Fixed Income Funds

         Short-intermediate Fund                        0%-75%
         Intermediate Bond Fund                         0%-75%

         Money Market Fund

         U.s. Treasury Fund                             0%-20%


                      Capital Manager Moderate Growth Fund

         The Moderate Growth Fund will invest 45% to 75% of its assets in Underlying Funds which invest primarily in equity securities, 25% to 55% of its assets in Underlying Funds which invest primarily in fixed income securities and up to 15% of its assets in the U.S. Treasury Money Market Fund.


                                                             Investment Range
         Underlying Fund                                (Percent of Fund Assets)

         Equity Funds

         Growth and Income Fund                                  0%-75%
         Balanced Fund                                           0%-50%
         Small Company Growth Fund                               0%-50%
         International Equity Fund                               0%-50%

         Fixed Income Funds

         Short-intermediate Fund                                 0%-55%
         Intermediate Bond Fund                                  0%-55%

         Money Market Fund

         U.s. Treasury Fund                                      0%-15%


         The Growth Fund will invest 60% to 90% of its assets in Underlying Funds which invest primarily in equity securities, 10% to 40% of its assets in Underlying Funds which invest primarily in fixed income securities and up to 10% of its assets in the U.S. Treasury Money Market Fund.

                           Capital Manager Growth Fund

                                                             Investment Range
         Underlying Fund                                (Percent of Fund Assets)

         Equity Funds

         Growth And Income Fund                                  0%-90%
         Balanced Fund                                           0%-65%
         Small Company Growth Fund                               0%-65%
         International Equity Fund                               0%-65%

         Fixed Income Funds

         Short-intermediate Fund                                 0%-40%
         Intermediate Bond Fund                                  0%-40%

         Money Market Fund

         U.s. Treasury Fund                                      0%-10%


         The allocation of each Fund of Funds' assets among the Underlying Funds will be made by BB&T under the supervision of the Group's Board of Trustees within the percentage ranges set forth in the table above. BB&T will make allocation decisions according to its outlook for the economy, financial markets, and relative market valuation of the underlying Funds. BB&T may vary the allocation within the above ranges. There is no assurance that the FundS of FundS will achieve their stated objectives.

         The Funds of Funds' net asset value will fluctuate with changes in the equity markets and the value of the Underlying Funds in which they invest. Each Fund of Funds' investment return is diversified by its investment in the Underlying Funds, which invest in growth and income stocks, foreign securities, debt securities, and cash and cash equivalents.

         With their remaining assets, the Funds of Funds may make direct investments in any domestic and foreign securities and other instruments which the Underlying Funds may purchase, as described in this prospectus.

         The Funds of Funds and the Underlying Funds are permitted for temporary defensive purposes to invest up to 100% of their assets in short-term fixed income securities. Such securities include obligations of the U.S. Government and its agencies and instrumentalities, commercial paper, bank certificates of deposit, repurchase agreements, bankers' acceptances, variable amount master demand notes, and bank money market deposit accounts. The Funds of Funds and the Underlying Funds may also hold cash for liquidity purposes.

         To the extent the Funds of Funds or the Underlying Funds are engaged in a temporary defensive position, they will not be pursuing their investment objective.

         The investments of the Funds of Funds are concentrated in the Underlying Funds, so each Fund of Funds' performance is directly related to the performance of the Underlying Funds. In addition, as a matter of fundamental policy, each Fund of Funds must allocate its investments among the Underlying Funds within certain ranges. As a result, the Funds of Funds do not have the same flexibility to invest as mutual funds without such constraints.

INTERNATIONAL EQUITY FUND

         The International Equity Fund's investment objective is to seek long-term capital appreciation through investment primarily in equity securities of foreign issuers. During normal market conditions, the International Equity Fund will normally invest at least 80%, and, in any event, at least 65%, of the value of its total assets in equity securities. Equity securities include common stock and preferred stock (including convertible preferred stock); bonds, notes and debentures convertible into common or preferred stock; stock purchase warrants and rights; equity interests in trusts and partnerships; and depositary receipts of companies.

         During normal market conditions, the International Equity Fund will normally invest at least 90%, and, in any event, at least 65%, of the value of its total assets in securities of foreign issuers. The Fund will pursue investments in non-dollar denominated stocks in countries included in the Morgan Stanley Capital International Europe, Australia and the Far East Index ("EAFE"). The Fund will be diversified across countries, industry groups and companies with investment at all times in at least three foreign countries.

         When choosing securities, a value investment style is employed so that the investment sub-adviser targets equity securities that are believed to be undervalued. The investment sub-adviser will emphasize stocks with price/earnings ratios below average for a security's home market or stock exchange. A security's earnings trend and its dividend growth rate will also be factors considered in security selection. The investment sub-adviser will also consider macroeconomic factors such as expected economic growth among certain foreign countries, expected levels of inflation, government policies influencing business conditions, and the outlook for currency relationships.


ALL FUNDS

         The investment objective of each Fund is fundamental and may not be changed without the vote of a majority of the outstanding Shares of the Fund (as defined below under "GENERAL INFORMATION--Miscellaneous.") There can be, of course, no assurance that a Fund will achieve its investment objective.


         Depending upon the performance of the portfolio investments of each of the Short-Intermediate, Intermediate Bond, North Carolina, Growth and Income, Balanced, Small Company Growth, and International Equity Funds (collectively, the "Variable NAV Funds"), the net asset value per Share of each Variable NAV Fund will fluctuate. Correspondingly, The net asset value of the Funds of Funds will fluctuate with changes in the value of the Underlying Funds in which they invest.


SPECIFIC INVESTMENT POLICIES


         The following is a description of certain of the permitted investments for the Funds. As described above in "The Funds of Funds," each Fund of Funds may also invest directly in certain of the following instruments which the underlying Funds may purchase. For a more detailed description, see the Statement of Additional Information.


REPURCHASE AGREEMENTS


         Securities held by each Fund may be subject to repurchase agreements. A Fund will enter into repurchase agreements for the purposes of maintaining liquidity and obtaining favorable yields. Under the terms of a repurchase agreement, a Fund acquires securities from financial institutions or registered broker-dealers, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The seller is required to maintain the value of the collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller under a repurchase agreement were to default on its repurchase obligation or become insolvent, a Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by a Fund were delayed pending court action. Additionally, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund could incur delays and costs in selling the underlying security or could suffer a loss of principal and interest if such Fund were treated as an unsecured creditor and required to return the underlying security to the seller's estate. A Fund will enter into repurchase agreements with financial institutions or registered broker-dealers deemed creditworthy by BB&T (or PNC Bank, National Association ("PNC Bank"), the Small Company Growth Fund's investment sub-adviser, with respect to the Small Company Growth Fund or CastleInternational Asset Management Limited ("CastleInternational") the International Equity Fund's investment sub-adviser, with respect to the International Equity Fund). Except as described in the Statement of



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Additional Information, there is no aggregate limitation on the amount of a
Fund's total assets that may be invested in instruments which are subject to repurchase agreements. Repurchase agreements are considered to be loans by a Fund under the Investment Company Act of 1940.

REVERSE REPURCHASE AGREEMENTS

         In accordance with the investment restrictions described below, each Fund may borrow Funds for temporary purposes by entering into reverse repurchase agreements. A Fund will enter into reverse repurchase agreements for the purpose of meeting liquidity needs. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. Reverse repurchase agreements include the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the Investment Company Act of 1940.

WHEN-ISSUED SECURITIES


         Each of the Funds except the U.S. Treasury Fund may purchase securities on a when-issued or delayed-delivery basis. In addition, the Small Company Growth Fund may sell, and the International Equity Fund may purchase and sell, securities on a "forward commitment" basis. These transactions are arrangements in which a Fund purchases securities with payment and delivery scheduled for a future time. When a Fund agrees to purchase securities on a when-issued basis, the Fund's custodian must set aside cash or liquid Fund securities equal to the amount of that commitment in a separate account and may be required to subsequently place additional assets in the separate account to maintain equivalence with the Fund's commitment. The ability to purchase when-issued securities will provide a Fund with the flexibility of participating in new issues of government securities, particularly mortgage-related securities. Prior to delivery of when-issued securities, the securities are subject to fluctuations in value, and no income accrues until their receipt. A Fund engages in when-issued and delayed-delivery transactions only with the intent of acquiring Fund securities consistent with its investment objective and policies, and not for investment leverage. In when-issued and delayed-delivery transactions, the Funds rely on the seller to complete the transaction; its failure to do so may cause a Fund to miss a price or yield considered to be advantageous. A Fund expects that commitments by a Fund to purchase when-issued securities will not exceed 25% of the value of its assets under normal market conditions. The International Equity Fund's when-issued purchases and forward commitments are not expected to exceed 25% of the value of its total assets absent unusual market conditions.


SHORT-TERM OBLIGATIONS


         The Fixed Income Funds, the North Carolina Fund, the Growth And
Income Fund, the Balanced Fund and the Small Company Growth Fund may invest in high quality, short-term obligations (with maturities of 12 months or less) such as domestic and foreign commercial paper (including variable-amount master demand notes), bankers' acceptances, certificates of deposit and demand and time deposits of domestic and foreign branches of U.S. banks and foreign banks, and repurchase agreements. Such investments will be limited to those obligations which, at the time of purchase, (i) possess one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations ("NRSROs") (for example, commercial paper rated "A-1" or "A-2" by S&P and "P-1" or "P-2" by Moody's), or (ii) do not possess a rating (i.e., are unrated) but are



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



determined by BB&T (or PNC Bank, with respect to the Small Company Growth Fund) to be of comparable quality to rated instruments eligible for purchase. Under normal market conditions, each of the Fixed Income Funds, the Growth and Income Fund and the Small Company Growth Fund will limit its investment in short-term obligations to 35%.


         Each of the Fixed Income Funds, the Growth and Income Fund, and the Small Company Growth Fund may invest in short-term obligations in order to acquire interest income combined with liquidity. For temporary defensive purposes, as determined by BB&T (or, in the case of the Small Company Growth Fund, PNC Bank), these investments may constitute 100% of such Funds' portfolio and, in such circumstances, will constitute a temporary suspension of such Funds' attempts to achieve their investment objectives.



         Pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if its investment sub-adviser determines that market conditions warrant, the International Equity Fund may also invest without limitation in high quality money market instruments. High quality money market instruments include U.S. government obligations, U.S. government agency obligations, dollar denominated obligations of foreign issuers issued in the U.S., bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements and obligations of supranational organizations. Generally, such obligations will mature within one year from the date of settlement, but may mature within two years from the date of settlement.


U.S. GOVERNMENT SECURITIES


         U.S. Government Securities will constitute the primary investment of the Short-Intermediate and Intermediate Bond Funds. The Growth and Income
Fund, the Balanced Fund, the Small Company Growth Fund, and the International Equity Fund may also invest in U.S. Government Securities. The types of U.S. Government Securities in which these Funds will invest include obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government, such as Treasury bills, notes, bonds and certificates of indebtedness, and obligations issued or guaranteed by the agencies or instrumentalities of the U.S. Government, but not supported by such full faith and credit. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks, or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.


         U.S. Government Securities may include mortgage-backed pass-through securities. Interest and principal payments (including prepayments) on the mortgages underlying such securities are passed through to the holders of the security. Prepayments occur when the borrower under an individual mortgage prepays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed pass-through securities are often subject to more rapid prepayments of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the


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realized yield or average life of a particular issue of pass-through certificates. Prepayments are important because of their effect on the yield and price of the securities. During periods of declining interest rates, such prepayments can be expected to accelerate, and the Funds would be required to reinvest the proceeds at the lower interest rates then available. In addition, prepayments of mortgages which underlie securities purchased at a premium may not have been fully amortized at the time the obligation is repaid. As a result of these principal prepayment features, mortgage-backed pass-through securities are generally more volatile investments than other U.S. Government Securities.


         The Short-Intermediate, Intermediate Bond, Growth and Income,
Balanced and Small Company Growth Funds may also invest in "zero coupon" U.S. Government Securities. These securities tend to be more volatile than other types of U.S. Government Securities. Zero coupon securities are debt instruments that do not pay current interest and are typically sold at prices greatly discounted from par value. The return on a zero coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price.

         The U.S. Treasury Fund may invest in U.S. Government Securities to the extent that they are obligations issued or guaranteed by the U.S. Treasury. In addition, the North Carolina Fund may invest in U.S. Government Securities in connection with the purchase of taxable obligations (as described below).


COLLATERALIZED MORTGAGE OBLIGATIONS


         Each of the Fixed Income Funds, the Growth and Income Fund, the Balanced Fund and the Small Company Growth Fund may also invest in collateralized mortgage obligations ("CMOs"). CMOs are mortgage-related securities which are structured on pools of mortgage pass-through certificates or mortgage loans. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its maturity. Thus, the early retirement of a particular class or series of CMO held by a Fund would have the same effect as the prepayment of mortgages underlying a mortgage-backed pass-through security.


         Certain debt securities such as, but not limited to, mortgage backed securities, CMOs and asset-backed securities, as well as securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. As a result, the effective maturity of these securities is expected to be shorter than the stated maturity. For purposes of calculating a Fund's weighted average portfolio maturity, the effective maturity of such securities will be used.

         CMOs may include stripped mortgage securities. Such securities are derivative multi-class mortgage securities issued by agencies or instrumentalities of the United States Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving all of the interest from the mortgage assets (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield


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



to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the securities' yield to maturity. Generally, the market value of the PO class is unusually volatile in response to changes in interest rates. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the security is rated in the highest rating category.

         Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not fully developed. Stripped mortgage securities issued or guaranteed by the U.S. Government and held by a Fund may be considered liquid securities pursuant to guidelines established by the Group's Board of Trustees. The Funds will not purchase a stripped mortgage security that is illiquid if, as a result thereof, more than 15% of the value of the Fund's net assets would be invested in such securities and other illiquid securities.

         Unless stated otherwise, each Fund will limit its investment in CMOs to 25% of the value of its total assets.

COMMERCIAL BONDS


         The Growth and Income Fund, the Small Company Growth Fund, and the Fixed Income Funds may invest up to 35% of their assets, and the Balanced Fund also may invest in bonds, notes and debentures of a wide range of U.S. corporate issuers. Debentures represent unsecured promises to pay, while notes and bonds may be secured by mortgages on real property or security interests in personal property.

         Bonds, notes and debentures in which the Growth and Income Fund, the Balanced Fund, and the Small Company Growth Fund may invest may differ in interest rates, maturities and times of issuance and may include CMOs (which are described above).

         The Growth and Income Fund, the Balanced Fund, the Small Company
Growth Fund, and the Fixed Income Funds will invest only in bonds, notes, and debentures which are rated at the time of purchase within the three highest rating groups assigned by an NRSRO (for example, at least A by Moody's or S&P), or, if unrated, which BB&T (or PNC Bank, with respect to the Small Company Growth Fund) deems to be of comparable quality. The applicable ratings are described in the Appendix to the Statement of Additional Information. In the event that the rating of any debt securities falls below the third highest rating category, these Funds will not be obligated to dispose of such obligations and may continue to hold such obligations if, in the opinion of BB&T (or PNC Bank, with respect to the Small Company Growth Fund), such investment is considered appropriate under the circumstances.

OPTIONS AND FUTURES CONTRACTS

         The Growth and Income Fund, the Balanced Fund, and the Small Company Growth Fund may engage in writing call options from time to time as BB&T (or PNC Bank, with respect to the Small Company Growth Fund) deems to be appropriate. Options are written solely as covered call options (options on securities owned by the Fund). Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. In order to close out an option position, a Fund will enter into a "closing purchase transaction"--the purchase of a call option on the same security with the same exercise price



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



and expiration date as any call option which it may previously have written. Upon the sale of a portfolio security upon which it has written a covered call option, a Fund must effect a closing purchase transaction so as to avoid converting a covered call into a "naked call," i.e., a call option on a security not owned by the Fund. If a Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price but retains the risk of loss should the price of the security decline.




         The Small Company Growth Fund may invest in futures contracts for hedging purposes or for other purposes so long as aggregate initial margins and premiums required for non-hedging positions do not exceed 5% of its net assets, after taking into account any unrealized profits and losses on any such contracts into which it has entered. The Small Company Growth Fund may not sell futures contracts to hedge more than its total assets unless immediately after any such transaction the aggregate amount of margin deposits on its existing futures positions does not exceed 5% of its total assets.

         To enter into a futures contract, the Small Company Growth Fund must make a deposit of initial margin with its custodian in a segregated account in the name of its futures broker. Subsequent payments to or from the broker, called variation margin, will be made on a daily basis as the price of the underlying security or index fluctuates, making the long and short positions in the futures contracts more or less valuable.


         To the extent consistent with its investment objective, the International Equity Fund may write covered call options, buy put options, buy call options and write secured put options for the purpose of hedging or earning additional income, which may be deemed speculative or, cross-hedging. These options may relate to particular securities, financial instruments, foreign currencies, stock or bond indices or the yield differential between two securities, and may or may not be listed on a securities exchange and may or may not be issued by the Options Clearing Corporation. The Fund will not purchase put and call options where the aggregate premiums on outstanding options exceed 5% of its net assets at the time of purchase, and will not write options on more than 25% of the value of its net assets (measured at the time an option is written). Options trading is a highly specialized activity that entails greater than ordinary investment risks. In addition, unlisted options are not subject to the protections afforded purchasers of listed options issued by the Options Clearing Corporation, which performs the obligations of its members if they default.

         To the extent consistent with its investment objective, the International Equity Fund may also invest in futures contracts and options on futures contracts to commit Funds awaiting investment in stocks or maintain cash liquidity or for other hedging purposes. The value of the Fund's contracts may equal or exceed 100% of the Fund's total assets, although the Fund will not purchase or sell a futures contract unless immediately afterwards the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of its net assets.

         Futures contracts obligate the Fund, at maturity, to take or make delivery of securities, the cash value of a securities index or a stated quantity of a foreign currency.

The Fund may sell a futures contract in order to offset an expected decrease in the value of its portfolio positions that might otherwise result from a market decline or currency exchange fluctuation. The Fund may do so either to hedge the value of its securities portfolio as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. In addition, the Fund may utilize futures contracts in anticipation of changes in the composition of its holdings or in currency exchange rates.

         The International Equity Fund may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When the Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or a seller of a futures contract at a specified exercise price during the option period. When the Fund sells an option on a futures contract, it becomes obligated to sell or buy a futures contract if the option is exercised. In connection with the Fund's position in a futures contract or related option, the Fund will create a segregated account of liquid high grade assets or will otherwise cover its position in accordance with applicable SEC requirements.

         The risks related to the use of futures contracts include: (i) the correlation between movements in the market price of the portfolio investments (held or intended for purchase) being hedged and in the price of the futures contract may be imperfect; (ii) possible lack of a liquid secondary market for closing out futures positions; (iii) the need for additional portfolio management skills and techniques; (iv) losses due to unanticipated market movements; and (v) a sub-adviser's inability to predict correctly the direction of securities prices, interest rates, currency exchange rates, and other economic factors. Successful use of futures is subject to the ability correctly to predict movements in the direction of the market. For example, if the Fund uses futures contracts as a hedge against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit of the increased value of its securities that it has hedged because the Fund will have approximately equal offsetting losses in its future positions. The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in future pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor. Thus, a purchase or sale of a futures contract may result in losses or gains in excess of the amount invested in the contract.

         A Fund's ability to engage in options and futures transactions and to sell related securities may be limited by tax considerations.


FOREIGN INVESTMENTS


         The Balanced Fund, the Growth and Income Fund, and the Small Company Growth Fund may invest in foreign securities through the purchase of American Depository Receipts ("ADRS") or the purchase of securities on the New York Stock Exchange but will not do so if immediately after a purchase and as a result of the purchase the total value of such foreign securities owned by a Fund would exceed 25% of the value of the total assets of a Fund. A Fund may also invest in securities issued by foreign branches of U.S. banks and foreign banks and in Canadian Commercial Paper and Europaper.





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




         During normal market conditions, the International Equity Fund will invest at least 90% and, in any event, at least 65%, of its total assets in securities of foreign issuers. The International Equity Fund invests primarily in equity securities of issuers located in countries included in EAFE. EAFE is an index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries. The index represents the evolution of an unmanaged portfolio consisting of all domestically listed stocks. Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Italy, Japan, Netherlands, New Zealand, Norway, Singapore, Malaysia, Spain, Sweden, Switzerland and the United Kingdom are currently included in EAFE.

         The International Equity Fund may invest in both sponsored and unsponsored ADRS, European Depository Receipts ("EDRS"), Global Depository Receipts ("GDRS") and other similar global instruments. ADRS typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRS, which are sometimes referred to as continental depository receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities. GDRS are depository receipts structured like global debt issues to facilitate trading on an international basis. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuers may not be as current as for sponsored ADRS, EDRS and GDRS, and the prices of unsponsored ADRS, EDRS and GDRS may be more volatile than if such instruments were sponsored by the issuer.

         Investing in foreign securities involves considerations not typically associated with investing in securities of companies organized and operated in the United States. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of a Fund that invests in foreign securities as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates. A Fund's investments in foreign securities may also be adversely affected by changes in foreign political or social conditions, diplomatic relations, confiscatory taxation, expropriation, limitation on the removal of Funds or assets, or imposition of (or change in) exchange control regulations. In addition, changes in government administrations or economic or monetary policies in the U.S. Or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect a Fund's operations. Special tax considerations apply to foreign securities.

         In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. Companies. Most foreign companies are also not subject to the uniform accounting and financial reporting requirements applicable to issuers in the United States. While the volume of transactions effected on foreign stock exchanges has increased in recent years, it remains appreciably below that of the New York Stock Exchange. Accordingly, a Fund's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities in U.S. companies. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States.

         The expense ratio of the International Equity Fund can be expected to be higher than that of Funds investing primarily in domestic securities. The costs attributable to investing abroad are usually higher for several reasons, such as the higher cost of investment research, higher cost of custody of foreign securities, higher commissions paid



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




on comparable transactions on foreign markets, foreign income taxes withheld at the source, and additional costs arising from delays in settlements of transactions involving foreign securities.

         The International Equity Fund may also invest its assets in countries with emerging economies or securities markets. These countries may include Argentina, Brazil, Bulgaria, Chile, China, Colombia, The Czech Republic, Ecuador, Greece, Hungary, India, Israel, Lebanon, Malaysia, Mexico, Morocco, Peru, The Philippines, Poland, Romania, Russia, South Africa, South Korea, Taiwan, Thailand, Tunisia, Turkey, Venezuela and Vietnam. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristic of more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability to the Fund of additional investments in emerging market countries. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the countries illiquid and more volatile than investments in Japan or most Western European countries. There may be little financial or accounting information available with respect to issuers located in certain emerging market countries, and it may be difficult as a result to access the value or prospects of an investment in such issuers. The International Equity Fund intends to limit its investment in emerging market securities to 20% of its total assets.

         The International Equity Fund may use forward foreign currency exchange contracts to hedge against movements in the value of foreign currencies (including the European Currency Unit (ECU)) relative to the U.S. dollar in connection with specific portfolio transactions or with respect to portfolio positions. A forward foreign currency exchange contract involves an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Foreign currency exchange contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Fund to establish a rate of exchange for a future point in time. The Funds of Funds may not use forward foreign currency exchange contracts.


OTHER INVESTMENT PRACTICES


         For liquidity purposes, each Fund except the U.S. Treasury Fund may invest in money market funds. For a description of the Funds of Funds' practices, see "Funds of Funds." Each other Fund except the U.S. Treasury Fund may invest up to 5% of the value of its total assets in the securities of any one money market mutual fund (including Shares of the U.S. Treasury Fund, pursuant to exemptive relief granted by the Securities and Exchange Commission) and up to 10% of its total assets in more than one money market mutual fund. In order to avoid the imposition of additional fees as a result of investments in Shares of the U.S. Treasury Fund, BB&T and BISYS Fund Services (the "Administrator") (see "MANAGEMENT OF BB&T MUTUAL FUNDS GROUP"--"Investment Adviser" and "Administrator and Distributor") will reduce that portion of their usual asset-based service fees from each investing Fund by an amount equal to their service fees from the U.S. Treasury Fund that are attributable to those Fund investments. BB&T and the Administrator will promptly forward such fees to the investing Funds. The Funds, except the Funds of



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




Funds, will incur additional expenses due to the duplication of expenses as a result of investing in securities of other unaffiliated money market mutual funds. Additional restrictions on the Funds' investments in the securities of an unaffiliated money market fund and/or the U.S. Treasury Fund are contained in the Statement of Additional Information.

         In addition, the International Equity Fund may purchase shares of investment companies investing primarily in foreign securities, including so-called "country funds." Country funds have portfolios consisting exclusively of securities of issuers located in one country.

         In order to generate additional income, each Fund except the North Carolina Fund may, from time to time, lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities. While the lending of securities may subject a Fund to certain risks, such as delays or the inability to regain the securities in the event the borrower was to default on its lending agreement or enter into bankruptcy, the Fund will receive 100% collateral in the form of cash or U.S. Government Securities. This collateral will be valued daily by BB&T (or PNC Bank, with respect to the Small Company Growth Fund or CastleInternational with respect to the International Equity
Fund) and should the market value of the loaned securities increase, the borrower will furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities. Loans are subject to termination by a Fund or the borrower at any time. While a Fund will not have the right to vote securities on loan, the Funds intend to terminate the loan and regain the right to vote if that is considered important with respect to the investment. The Funds will only enter into loan arrangements with broker-dealers, banks or other institutions which BB&T (or PNC Bank, with respect to the Small Company Growth or CastleInternational with respect to the International Equity Funds) has determined are creditworthy under guidelines established by the Group's Board of Trustees. Each Fund will restrict its securities lending to 30% (33 1/3% with respect to the International Equity Fund) of its total assets.

         In order to generate income, the Short-Intermediate, Intermediate Bond, Growth and Income, Balanced, Small Company Growth, and International
Equity Funds may engage in the technique of short-term trading. Such trading involves the selling of securities held for a short time, ranging from several months to less than a day. The object of such short-term trading is to increase the potential for capital appreciation and/or income of the Funds in order to take advantage of what BB&T (or PNC Bank, with respect to the Small Company Growth Fund or CastleInternational, with respect to the International Equity
Fund) believes are changes in market, industry or individual company conditions or outlook. Any such trading would increase the portfolio turnover rate of the Funds and their transaction costs.


PUTS



         The North Carolina Fund and the Small Company Growth Fund may acquire "puts" with respect to securities held in their respective portfolios. Under a put, a Fund would have the right to sell a specified security within a specified period of time at a specified price. A put would be sold, transferred, or assigned only with the underlying security. Each of the North Carolina Fund and the Small Company Growth Fund expects that it will generally acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for a put either separately in cash or by paying a higher price for Fund securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities).

         The North Carolina Fund may also invest in "moral obligation" securities, which are normally issued by special purpose public authorities. However, such investments are expected to be limited by the fact that North Carolina issuers are currently precluded by North Carolina State law from issuing such securities. If the issuer of moral obligation

The North Carolina Fund and the Small Company Growth Fund will acquire puts solely to facilitate Fund liquidity, shorten the maturity of the underlying security, or permit the investment of its Funds at a more favorable rate of return.

         The International Equity Fund may acquire puts as described in "Options and Futures Contracts."

OTHER INVESTMENT POLICIES OF THE NORTH CAROLINA FUND


TAX-EXEMPT OBLIGATIONS


         In addition to North Carolina Tax-Exempt Obligations, the North Carolina Fund may invest in tax-exempt obligations issued by or on behalf of states other than North Carolina, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities, and political subdivisions the interest on which, in the opinion of the issuer's counsel at the time of issuance, is exempt from federal income tax and is not treated as a preference item for individuals for purposes of the federal alternative minimum tax. Such securities and North Carolina Tax-Exempt Obligations are hereinafter collectively referred to as "Tax-Exempt Obligations."

         Up to 10% of the North Carolina Fund's total assets may be invested in Tax-Exempt Obligations other than North Carolina Tax-Exempt Obligations. If deemed appropriate for temporary defensive periods, as determined by BB&T, the North Carolina Fund may suspend attempts to achieve its investment objective and may increase its holdings in Tax-Exempt Obligations other than North Carolina Tax-Exempt Obligations to over 10% of its total assets. Investments made for temporary defensive purposes will not be intended to achieve the North Carolina Fund's investment objective with respect to North Carolina taxation, but rather will be intended to preserve the value of the North Carolina Fund's Shares.

         The two principal classifications of Tax-Exempt Obligations which may be held by the North Carolina Fund are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by the North Carolina Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.


         Also included within the general category of Tax-Exempt Obligations are participation certificates in a lease, an installment purchase contract, or a conditional sales contract (hereinafter collectively called "lease obligations") entered into by a state or political subdivision to finance the acquisition or construction of equipment, land, or facilities.

         Among other types of Tax-Exempt Obligations, the North Carolina Fund may purchase Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Tax-Exempt Commercial Paper and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax Funds, the proceeds of bond placements or other revenues.

         The North Carolina Fund may also invest in "moral obligation" securities, which are normally issued by special purpose public authorities. However, such investments are expected to be limited by the fact that North Carolina issuers are currently precluded by North Carolina State law from issuing such securities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

         The North Carolina Fund invests in Tax-Exempt Obligations which are rated at the time of purchase in one of the three highest categories by an NRSRO in the case of bonds; one of the two highest categories by an NRSRO in the case of notes; rated "SP-1" or higher by S&P or "MIG-2" or higher by Moody's or rated at a comparable level of quality by another NRSRO in the case of tax-exempt commercial paper; or rated "VMIG-1" or higher by Moody's or rated at a comparable level of quality by another NRSRO in the case of variable rate demand obligations. The North Carolina Fund may also purchase Tax-Exempt Obligations which are unrated at the time of purchase but are determined to be of comparable quality by BB&T pursuant to guidelines approved by the Group's Board of Trustees. The applicable ratings are described in the Appendix to the Statement of Additional Information.

         Opinions relating to the validity of Tax-Exempt Obligations and to the exemption of interest thereon from federal and state income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the North Carolina Fund nor BB&T will review the proceedings relating to the issuance of Tax-Exempt Obligations or the basis for such opinions.

TAXABLE OBLIGATIONS OF THE NORTH CAROLINA FUND

         The North Carolina Fund may invest up to 10% of its net assets in taxable obligations or debt securities, the interest income from which may be subject to the federal alternative minimum tax for both individual and corporate shareholders. There is no limit on the amount of taxable obligations that may be held for temporary defensive purposes. Taxable obligations may include U.S. Government Securities (some of which may be subject to repurchase agreements), certificates of deposit and bankers' acceptances of domestic banks and domestic branches of foreign banks, commercial paper meeting the North Carolina Fund's quality standards (as described above) for Tax-Exempt Commercial Paper, and Shares issued by other open-end registered investment companies issuing taxable dividends (as described above). The North Carolina Fund may hold uninvested cash reserves pending investment, during temporary defensive periods or if, in the opinion of BB&T, suitable North Carolina Tax-Exempt Obligations are unavailable.

RISK FACTORS AND SPECIAL CONSIDERATIONS RELATING TO THE NORTH CAROLINA FUND

         Because the North Carolina Fund will invest at least 90% of the value of its total assets in North Carolina Tax-Exempt Obligations and because it seeks to maximize income derived from North Carolina Tax-Exempt Obligations, it is more susceptible to factors adversely affecting issuers of North Carolina Tax-Exempt Obligations than are comparable Municipal Bond Mutual Funds that are not concentrated in these issuers to this degree. Growth of North Carolina tax revenues slowed considerably during fiscal years 1990-92, requiring tax increases and budget adjustments, including hiring freezes and restrictions, spending constraints, changes in timing of certain collections and payments, and other short-term budget adjustments, that were needed to comply with North Carolina's constitutional mandate for a balanced budget. Fiscal years 1993, 1994 and 1995, however, ended with a positive

General Fund balance each year. By law, 25% of such positive fund balance was required to be reserved in the General Fund of North Carolina as part of a "Savings Reserve" (subject to a maximum reserve of 5% of the preceding fiscal year's operating appropriation). An additional portion of such positive fund balance was reserved in the General Fund as part of a "Reserve For Repair and Renovation of State Facilities," leaving the remaining unrestricted fund balance at the end of each such year available for future appropriations. See "SPECIAL CONSIDERATIONS REGARDING INVESTMENT IN NORTH CAROLINA TAX-EXEMPT OBLIGATIONS" in the Statement of Additional Information for further discussion of investment considerations associated with North Carolina Tax-Exempt Obligations.

DIVERSIFICATION AND CONCENTRATION


         The North Carolina Fund is a non-diversified fund under the Investment Company Act of 1940. This means it may concentrate its investments in the securities of a limited number of issuers. Under the Internal Revenue Code of 1986, as amended, with respect to 50% of its total assets, the North Carolina Fund generally may not invest more than 25% of its assets in securities of any one issuer (other than U.S. Government Securities) at the end of each fiscal quarter and, with respect to the remaining 50% of its total assets, the North Carolina Fund may not invest more than 5% of its total assets in the securities of any one issuer (other than U.S. Government Securities) at the end of each fiscal quarter. Because of the relatively small number of issuers of North Carolina Tax-Exempt Obligations, the North Carolina Fund is more likely to invest a higher percentage of its assets in the securities of a single issuer than is an investment company that invests in a broad range of tax-exempt securities. This concentration involves an increased risk of loss to the North Carolina Fund if the issuer is unable to make interest or principal payments or if the market value of such securities declines, and consequently may cause greater fluctuation in the net asset value of the North Carolina Fund's Shares.


VARIABLE AND FLOATING RATE SECURITIES


         North Carolina Tax-Exempt Obligations purchased by the North Carolina Fund may include variable and floating rate tax-exempt notes with ratings that are similar to those described above. There may be no active secondary market with respect to a particular variable or floating rate note. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the North Carolina Fund will approximate their par value. Variable and floating rate notes for which no readily available market exists will be purchased in an amount which, together with other securities which are not readily marketable, exceeds 15% of the North Carolina Fund's total assets only if such notes are subject to a demand feature that will permit the Fund to receive payment of the principal within seven days after demand by the Fund.


STAND-BY COMMITMENTS


         In addition, the North Carolina Fund may acquire "stand-by commitments" with respect to Tax-Exempt Obligations held in the Fund. Under a stand-by commitment, a dealer would agree to purchase at the North Carolina Fund's option specified Tax-Exempt Obligations at a specified price. The North Carolina Fund will acquire stand-by commitments solely to facilitate Fund liquidity and does not intend to exercise its rights thereunder for trading purposes. Stand-by commitments acquired by the North Carolina Fund may also be referred to as "put" options.

PORTFOLIO TURNOVER


         The portfolio turnover of each of the Funds (except the U.S. Treasury
Fund) may vary greatly from year to year as well as within a particular year. It is presently anticipated that the portfolio turnover rate of the Funds of Funds will not exceed 50%. It is presently anticipated that the portfolio turnover rate of the International Equity Fund will not exceed 200%. High turnover rates will generally result in higher transaction costs to a Fund and may result in higher levels of taxable realized gains to a Fund's shareholders.



                             INVESTMENT RESTRICTIONS

         The Funds are subject to a number of investment restrictions that may be changed only by a vote of a majority of the outstanding shares of the particular Fund (see "GENERAL INFORMATION--Miscellaneous").

The U.S. Treasury Fund may not:

                  1. Purchase securities of any issuer, other than obligations issued or guaranteed by the U.S. Government if, as a result, with respect to 75% of its portfolio, more than 5% of the value of the Fund's total assets would be invested in such issuer. In addition, although not a fundamental investment restriction (and therefore subject to change without shareholder vote), to the extent required by rules of the Securities and Exchange Commission the U.S. Treasury Fund will apply this restriction to 100% of its portfolio.

         Each Fixed Income Fund may not:

                  1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if, immediately after such purchase with respect to 75% of its portfolio, more than 5% of the value of the Fund's total assets would be invested in such issuer. There is no limit as to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.


                  2. Purchase any securities that would cause 25% or more of the value of such Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

          Each of the Funds of Funds may not:

                  1. Purchase any securities that would cause 25% or more of the value of such Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities or securities issued by "regulated investment companies" as defined in the Internal Revenue Code of 1986, as amended (the "Code"); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

                  2. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities or "regulated investment companies" as defined in the Code, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer, or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

         The Growth and Income Fund, the Balanced Fund, and the Small Company Growth Fund may not:


                  1. Purchase any securities that would cause 25% or more of the value of such Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

                  2. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer, or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.


         The International Equity Fund may not:

                  1. Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or certificates of deposit for any such securities) if more than 5% of the value of the Fund's total assets would (taken at current value) be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may (taken at current value) be invested without regard to these limitations. For purposes of this limitation, a security is considered to be issued by the entity (or entities) whose assets and revenues back the security. A guarantee of a security shall not be deemed to be a security issued by the guarantors when the value of all securities issued and guaranteed by the grantor, and owned by the Fund, does not exceed 10% of the value of the Fund's total assets.

                  2. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to (i) instruments issued (as defined in Investment Limitation No. 1 above) or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.


         Each of the Funds may not:


                  1. Borrow money or issue senior securities, except that a Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% (one-third with respect to the International Equity Fund) of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of (one-third of the value of the Fund's total assets at the time of such borrowing with respect to the International Equity Fund) the lesser of the dollar amounts borrowed or 10% of the value of a Fund's total assets at the time of its borrowing. Each of the Funds (except the U.S. Treasury Fund) will not purchase securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding. The U.S. Treasury Fund will not purchase securities while borrowings are outstanding.


                  2. Make loans, except that each of the Funds may purchase or hold debt securities and lend portfolio securities in accordance with its investment objective and policies and may enter into repurchase agreements.


         The North Carolina Fund may not:


                  1. Write or sell puts, calls, straddles, spreads, or combinations thereof except that the North Carolina Fund may acquire puts with respect to Tax-Exempt

         Obligations in their portfolios and sell those puts in conjunction with a sale of those Tax-Exempt Obligations.


                  2. Purchase any securities which would cause 25% or more of the value of the North Carolina Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that
         (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities, and (b) this limitation shall not apply to Tax-Exempt Obligations or governmental guarantees of Tax-Exempt Obligations. For purposes of this limitation, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such nongovernmental user.


         The following is a non-fundamental investment restriction of the U.S. Treasury Fund and therefore subject to change without shareholder vote.

         The U.S. Treasury Fund may not:

                  1. Invest more than 10% of its assets in instruments which are not readily marketable.

                               VALUATION OF SHARES

         The net asset value of each of the Funds other than the U.S. Treasury Fund is determined and its Shares are priced as of the close of regular trading of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on each Business Day. The net asset value of the U.S. Treasury Fund is determined and its Shares are priced as of 12:00 p.m. and as of the close of regular trading of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on each Business Day ("Valuation Times"). As used herein a "Business Day" constitutes any day on which the New York Stock Exchange (the "NYSE") is open for trading, the Federal Reserve Bank of Richmond is open, any other day except days on which there are not sufficient changes in the value of the Fund's portfolio securities that the Fund's net asset value might be materially affected, or days during which no Shares are tendered for redemption and no orders to purchase Shares are received. Currently, either the NYSE or the Federal Reserve Bank of Richmond is closed on the customary national business holidays of New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas Day. Net asset value per Share for purposes of pricing sales and redemptions is calculated by determining the value of the class's proportional interest in the securities and other assets of a Fund, less (i) such class's proportional share of general liabilities and (ii) the liabilities allocable only to such class, and dividing such amount by the number of relevant class Shares outstanding.


         The securities in each of the Funds, except the U.S. Treasury Fund, will be valued at market value. If market quotations are not available, the securities will be valued by a method which the Board of Trustees of the Group believes accurately reflects fair value.

         The assets in the U.S. Treasury Fund are valued based upon the amortized cost method. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. If the Board of Trustees determines that the extent of any deviation from a $1.00 price per share may result in material dilution or other unfair results to Shareholders, it will take such steps as it considers appropriate to eliminate or reduce these consequences to the extent reasonably practicable. This may include selling portfolio securities prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity of the U.S. Treasury Fund, adjusting or withholding dividends, or utilizing a net asset value per share determined by using available market quotations. Although the Group seeks to maintain the U.S. Treasury Fund's net asset value per Share at $1.00, there can be no assurance that net asset value will not vary.


         Most securities held by the International Equity Fund are priced based on their market value as determined by reported sales prices or the mean between their bid and asked prices. Portfolio securities which are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of the Board of Trustees. The amortized cost method of valuation will also be used with respect to debt obligations with sixty days or less remaining to maturity unless the Fund's sub-adviser under the supervision of the Board of Trustees determines such method does not represent fair value.

         For further information about the valuation of investments, see the Statement of Additional Information.


                        HOW TO PURCHASE AND REDEEM SHARES

DISTRIBUTOR

         Shares are sold on a continuous basis by the Group's Distributor, BISYS Fund Services. The principal office of the Distributor is 3435 Stelzer Road, Columbus, Ohio 43219. If you wish to purchase Shares, contact the Group at (800) 228-1872.

PURCHASES OF TRUST SHARES


         Trust Shares may be purchased through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of Customers of
 Branch Banking & Trust Company or one of its affiliates (individually a "Bank" and collectively the "Banks") or other financial service providers approved by the Distributor.


         Shares of the Group sold to the Banks acting in a fiduciary, advisory, custodial, or other similar capacity on behalf of Customers will normally be held of record by the Banks. With respect to Shares so sold, it is the responsibility of the Banks to transmit purchase or redemption orders to the Distributor and to deliver Federal funds for purchase on a timely basis. Beneficial ownership of the Shares will be recorded by the Banks and reflected in the account statements provided by the Banks to Customers.

         Trust Shares of each of the Funds are sold at the net asset value per Trust Share next determined after receipt by the Distributor of an order in good form to purchase Trust Shares (see "VALUATION OF SHARES"). There is no sales charge imposed by the Group in connection with the purchase of the Group's Trust Shares.

ADDITIONAL INFORMATION ABOUT PURCHASING SHARES

         Purchases of Trust Shares of the Funds will be effected only on a Business Day (as defined in "VALUATION OF SHARES"). An order for the U.S. Treasury Fund received prior to a Valuation Time on any Business Day will be executed at the net asset value determined as of the next Valuation Time on the date of receipt.


         An order received for the U.S. Treasury Fund received after the last Valuation Time on any Business Day will be executed at net asset value determined as of the next Valuation Time on the next Business Day. An order for a Variable NAV Fund or the Funds of Funds received prior to the last Valuation Time on any Business Day will be executed at the net asset value determined as of the last Valuation Time on the date of receipt. An order for a Variable NAV Fund or the Funds of Funds received after the last Valuation Time on any Business Day will be executed at the net asset value determined as of the last Valuation Time on the next Business Day.


         An order to purchase Trust Shares of the U.S. Treasury Fund will be deemed to have been received by the Distributor only when federal funds with respect thereto are available to the Group's custodian for investment. Federal funds are monies credited to a bank's account within a Federal Reserve Bank. Payment for an order to purchase Shares of the U.S. Treasury Fund which is transmitted by federal funds wire will be available the same day for investment by the Group's custodian, if received prior to the last Valuation Time (see "VALUATION OF SHARES"). It is strongly recommended that investors of substantial amounts use federal funds to purchase Shares of the U.S. Treasury Fund.

         Shares of the U.S. Treasury Fund purchased before 12:00 noon, Eastern Time, begin earning dividends on the same Business Day. All Shares of the U.S. Treasury Fund continue to earn dividends through the day before their redemption.

         Depending upon the terms of a particular Customer account, a Participating Organization or Bank may charge a Customer's account fees for services provided in connection with investment in the Group. Information concerning this Prospectus should be read in conjunction with any such information received from the Participating Organizations or Banks.

         The Group reserves the right to reject any order for the purchase of its Trust Shares in whole or in part, including purchases made with foreign and third party drafts or checks.

EXCHANGE PRIVILEGE


         Trust Shares of each Fund and the Funds of Funds may be exchanged for Trust Shares of the other Funds and the Funds of Funds, provided that the Shareholder making the exchange is eligible on the date of the exchange to purchase Trust Shares (with certain exceptions and subject to the terms and conditions described in this prospectus). Trust Shares of each Fund may also be exchanged for Class A Shares, if the Shareholder ceases to be eligible to purchase Trust Shares. Trust Shares of each Fund may not be exchanged for Class B Shares.




         The Group does not impose a charge for processing exchanges of its Trust Shares. However, the exchange of Trust Shares for Class A Shares will require payment of the sales charge unless the sales charge is waived. Shareholders may exchange their Trust Shares for Trust Shares of another Fund on the basis of the relative net asset value of the Shares exchanged.

         An exchange is considered a sale of Shares and will result in a capital gain or loss for federal income tax purposes, which, in general, is calculated by netting the Shareholder's tax cost (or "basis") in the Shares surrendered and the value of the Shares received in the exchange.

         A Shareholder wishing to exchange Trust Shares purchased through a Participating Organization or Bank may do so by contacting the Participating Organization or Bank. If an exchange request in good order is received by the Distributor or the Transfer Agent by 12:00 noon (Eastern Time) on any Business Day, the exchange usually will occur on that day. Any Shareholder who wishes to make an exchange should obtain and review a prospectus describing the Fund and class of Shares which he or she wishes to acquire before making the exchange. The exchange privilege may be exercised only in those states where the class of Shares of such other Fund may legally be sold. The Group reserves the right to change the terms and conditions of the exchange privilege discussed herein upon sixty days' written notice.

         The Group's exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Funds and increase transaction costs, the Funds have established a policy of limiting excessive exchange activity. Exchange activity will not be deemed excessive if limited to four substantive exchange redemptions from a Fund during any calendar year.

REDEMPTION OF SHARES

         Shareholders may redeem their Trust Shares without charge on any day that net asset value is calculated (see "VALUATION OF SHARES") and Shares may ordinarily be redeemed by mail or by telephone. However, all or part of a Customer's Shares may be required to be redeemed in accordance with instructions and limitations pertaining to his or her account held by a Participating Organization or Bank. For example, if a Customer has agreed to maintain a minimum balance in his or her account, and the balance in that account falls below that minimum, the Customer may be obliged to redeem, or the Participating Organization or Bank may redeem for and on behalf of the Customer, all or part of the Customer's Shares to the extent necessary to maintain the required minimum balance.

REDEMPTION BY MAIL

         A written request for redemption must be received by the Group in order to constitute a valid tender for redemption. The signature on the written request must be guaranteed by a bank, broker, dealer, credit union, securities exchange, securities association, clearing agency or savings association, as those terms are defined in Rule 17Ad-15 under the Securities Exchange Act of 1934 if (a) a redemption check is to be payable to anyone other than the

Shareholder(s) of record or (b) a redemption check is to be mailed to the Shareholder(s) at an address other than the address of record or other than to a commercial bank designated on the Account Registration Form of such Shareholder(s). The Distributor reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or
(3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000. Proceeds may be mailed to the address of record or sent electronically or mailed to a previously designated bank account without a signature guarantee. See "Redemption by Telephone" for further discussion on sending proceeds to your bank account.

REDEMPTION BY TELEPHONE

         Shares may be redeemed by telephone if the Shareholder selected that option on the Account Registration Form. A Shareholder may have the proceeds mailed to the address of record or sent electronically or mailed directly to a domestic commercial bank account previously designated by the Shareholder on the Account Registration Form. Under most circumstances, such payments will be transmitted on the next Business Day following receipt of a valid request for redemption. Such electronic redemption requests may be made by the Shareholder by telephone to the Transfer Agent. The Transfer Agent will reduce the amount of a wire redemption payment by its then-current wire redemption charge. Such charge is presently $7.00 for each wire redemption. There is no charge for having payment of redemption requests mailed or sent via the Automated Clearing House to a designated bank account. For telephone redemptions, call the Group at
(800) 228-1872. If not selected on the Account Registration form, the Shareholder will automatically receive telephone redemption privileges. None of the Distributor, the Group's transfer agent, BB&T or the Group will be liable for any losses, damages, expense or cost arising out of any telephone transaction (including exchanges and redemptions) effected in accordance with the Group's telephone transaction procedures, upon instructions reasonably believed to be genuine. The Group will employ procedures designed to provide reasonable assurance that instructions communicated by telephone are genuine; if these procedures are not followed, the Group may be liable for any losses due to unauthorized or fraudulent instructions. These procedures include recording all phone conversations, sending confirmations to Shareholders within 72 hours of the telephone transaction, verifying the account name and a shareholder's account number or tax identification number and sending redemption proceeds only to the address of record or to a previously authorized bank account. If, due to temporary adverse conditions, investors are unable to effect telephone transactions, Shareholders may also mail the redemption request to the Group.

PAYMENTS TO SHAREHOLDERS

         Redemption orders are effected at the net asset value per Share next determined after the Shares are properly tendered for redemption, as described above. Payment to Shareholders for Shares redeemed will be made within seven days after receipt by the Distributor of the request for redemption. However, to the greatest extent possible, the Group will attempt to honor requests from Shareholders for next Business Day payments upon redemptions of Shares if the request for redemption is received by the Transfer Agent before the last Valuation Time on a Business Day or, if the request for redemption is received after the last Valuation Time, to honor requests for payment within two Business Days, unless it would be disadvantageous to the Group or the Shareholders of the particular Fund to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner. The U.S. Treasury Fund will attempt to honor requests from its Shareholders for same day payment upon redemption of Shares if the request for redemption is received by the Transfer Agent before 12:00 noon Eastern Time, on a Business Day or, if the request for redemption is received after 12:00 noon Eastern Time, to honor requests for payment on the next Business Day, unless it would be disadvantageous to the U.S. Treasury Fund or its Shareholders to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner.

         At various times, a Fund may be requested to redeem Shares for which it has not yet received good payment. In such circumstances, the Group may delay the forwarding of proceeds only until payment has been collected for the purchase of such Shares, which may take up to 15 days or more. To avoid delay in payment upon redemption shortly after purchasing Shares, investors should purchase Shares by certified check or by wire transfer. The Group intends to pay cash for all Shares redeemed, but under abnormal conditions which may make payment in cash unwise, the Group may make payment wholly or partly in portfolio securities at their then market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

         See "ADDITIONAL PURCHASE AND REDEMPTION INFORMATION" in the Statement of Additional Information for examples of when the Group may suspend the right of redemption or redeem Shares involuntarily if it appears appropriate to do so in light of the Group's responsibilities under the Investment Company Act of 1940.

                               DIVIDENDS AND TAXES


         Each Fund will be treated as a separate entity for federal income tax purposes. Each Fund intends to qualify for treatment as a "regulated investment company" under the Code. If qualified, a Fund will not have to pay federal taxes on amounts it distributes to Shareholders. Regulated investment companies are subject to a federal excise tax if they do not distribute substantially all of their income on a timely basis. Each Fund intends to avoid paying federal income and excise taxes by timely distributing substantially all its net investment income and net realized capital gains.


         Dividends received by a Shareholder of a Fund that are derived from such portfolio's investments in U.S. Government Securities may not be entitled to the exemption from state and local income taxes that would be available if the Shareholder had purchased U.S. Government Securities directly. Shareholders are advised to consult their tax adviser concerning the application of state and local taxes to distributions received from a Fund.

         Shareholders will be advised at least annually as to the amount and federal income tax character of distributions made during the year.

         The net investment income of the Shares of the U.S. Treasury Fund is declared daily as a dividend to Shareholders at the close of business on the day of declaration. Dividends will generally be paid monthly. The U.S. Treasury Fund does not expect to realize any long-term capital gains and, therefore, does not foresee paying any "capital gains dividends" as described in the Code.

         The amount of dividends payable with respect to the Trust Shares will exceed dividends on Class A Shares, and the amount of dividends on Class A Shares will exceed dividends on Class B Shares as a result of the Distribution and Shareholder Services Plan fee applicable to Class A and Class B Shares.

         A dividend on the Shares of the North Carolina, Short-Intermediate, and Intermediate Bond Funds is declared daily, and a dividend on the Shares of the Growth and Income and Balanced Funds is declared monthly. Net realized capital gains, if any, are distributed at least annually to Shareholders of record. Dividends for each of the Funds other than the Small Company Growth Fund will generally be paid monthly. The Small Company Growth Fund, the International Equity Fund, and the Funds of Funds declare and pay dividends quarterly.


         A Shareholder will automatically receive all income dividends and capital gain distributions in additional full and fractional Shares at net asset value as of the date of payment unless the Shareholder elects to receive such dividends or distributions in cash. Such election, or any revocation thereof, must be made in writing to the BB&T Mutual Funds Group, Department L-1528, Columbus, OH 43260-1528, and will become effective with respect to dividends and distributions having record dates after its receipt by the transfer agent. Reinvested dividends receive the same tax treatment as dividends paid in cash. Dividends are paid in cash not later than seven Business Days after a Shareholder's complete redemption of his or her Shares.

         Dividends are generally taxable in the taxable year received. However, dividends declared in October, November or December to Shareholders of record during such a month and paid during the following January are treated for tax purposes as if they were received by each Shareholder on December 31 of the year in which the dividends were declared.


         Dividends will generally be taxable to a Shareholder as ordinary income to the extent of the Shareholder's ratable share of the earnings and profits of a Fund as determined for tax purposes. Certain dividends paid by the Growth and Income, Balanced, Small Company Growth, International Equity and Funds of Funds, and so-designated by the Funds may qualify for the dividends received deduction for corporate shareholders. Because all of the net investment income of the remaining Funds is expected to be interest income, it is anticipated that no distributions from such Funds will qualify for the dividends received deduction. Distributions of net realized capital gains are taxable to Shareholders as long-term capital gains regardless of how long the Shareholder has held Shares in the Fund. Shareholders who are not subject to tax on their income generally will not have to pay federal income tax on amounts distributed to them.


         Dividends that are derived from interest on a Fund's investments in U.S. Government Securities and that are received by a Shareholder who is a North Carolina or South Carolina resident are currently eligible for exemption from those states' income taxes. Such dividends may be eligible for exemption from the state and local taxes of other jurisdictions as well, although state and local tax authorities may not agree with this view. However, in North Carolina and South Carolina, as well as in other states, distributions of income derived from repurchase agreements and securities lending transactions generally will not qualify for exemption from state and local income taxes.

         The foregoing is a summary of certain federal, state and local income tax consequences of investing in a Fund. Shareholders should consult their own tax advisers concerning the tax consequences of an investment in a Fund with specific reference to their own tax situation.

TAX CONSIDERATIONS RELATING TO THE
INTERNATIONAL EQUITY FUND

         Dividends and certain interest income earned by the International Equity Fund from foreign securities may be subject to foreign withholding taxes or other taxes. So long as more than 50% of the value of the Fund's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Fund may elect, for U.S. Federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding taxes and other foreign income taxes, as paid by its shareholders. It is possible that the International Equity Fund will make this election in certain years. The remaining Funds do not expect to be eligible to make this election. If the Fund makes the election, the amount of such foreign taxes paid by the Fund will be included in its shareholders' income pro rata (in addition to taxable distributions actually received by them), and each shareholder will be entitled either (a) to credit a proportionate amount of such taxes against a shareholder's U.S. Federal income tax liabilities, or (b) if a shareholder itemizes deductions, to deduct such proportionate amounts from U.S. Federal taxable income.

         Fund transactions in foreign currencies and hedging activities may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in value of the foreign currency concerned. In addition, such activities will likely produce a difference between book income and taxable income. This difference may cause a portion of a Fund's income distributions to constitute a return of capital for tax purposes or require the Fund to make distributions exceeding book income to qualify as a regulated investment company for tax purposes.


Tax Considerations Relating to the
North Carolina Fund

         The portions of dividends paid for each year that are exempt from federal and North Carolina income tax, respectively, will be designated within 60 days after the end of that year and will be based for the North Carolina
Fund upon the ratio of net tax-exempt income to total net income earned by the Fund during the entire year. That ratio may be substantially different from the ratio of net tax-exempt income to total net income earned during any portion of the year. Thus, a Shareholder who holds Shares in the North Carolina Fund for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net income actually earned by the Fund while he or she was a Shareholder of the Fund.


         Distributions will not be subject to North Carolina income tax if made to individual Shareholders residing in North Carolina or to trusts or estates subject to North Carolina income tax to the extent such distributions are either
(i) exempt from federal income tax and attributable to interest on obligations of North Carolina or its political subdivisions, or Guam, Puerto Rico, or the United States Virgin Islands, including the governments thereof and their agencies, instrumentalities and authorities, or (ii) attributable to interest on direct obligations of the United States.


         Distributions designated by the Funds as "exempt-interest dividends" are not generally subject to federal income tax. However, if the Shareholder receives Social Security or railroad retirement benefits, the Shareholder should consult his or her tax adviser to determine what effect, if any, an investment in the Fund may have on the taxation of such benefits.

         Dividends derived from interest income from certain types of securities in which the North Carolina Fund may invest may subject individual and corporate investors to liability under the federal alternative minimum tax. As a matter of policy, under normal market conditions, not more than 10% of the Fund's total assets will be invested in securities the interest on which is treated as a preference item for purposes of the federal alternative minimum tax for individuals. To the extent the North Carolina Fund invests in securities the interest on which is subject to federal alternative minimum tax, Shareholders, depending on their tax status, may be subject to alternative minimum tax on that part of the Fund's distributions derived from those securities. Interest income on all Tax-Exempt Obligations is included in "adjusted current earnings" for purposes of computing the alternative minimum tax applicable to corporate Shareholders of the North Carolina Fund.


         Under the Code, if a Shareholder receives an exempt-interest dividend with respect to any Share and such Share is held for six months or less, any loss on the sale or exchange of such Share will be disallowed for North Carolina and federal income tax purposes to the extent of the amount of such exempt-interest dividend, even though, in the case of North Carolina, some portion of such dividend actually may have been subject to North Carolina income tax. Although the Treasury Department is authorized to issue regulations reducing such period to as short as 31 days for regulated investment companies that regularly distribute at least 90% of their net tax-exempt interest, no such regulations have been issued as of the date of this Prospectus.


         The North Carolina Fund may at times purchase Tax-Exempt Obligations at a discount from the price at which they were originally issued. For federal income tax purposes, some or all of this market discount will be included in the Fund's ordinary income and will be taxable to shareholders as such when it is distributed to them.

         To the extent dividends paid to Shareholders are derived from taxable income (for example, from interest on certificates of deposit, market discount, securities lending transactions or repurchase agreements), or from long-term or short-term capital gains, such dividends will be subject to federal income tax, whether such dividends are paid in the form of cash or additional Shares. Distributions by the North Carolina Fund of the excess of net long-term capital gain over net short-term capital loss are taxable to Shareholders as long-term capital gain, regardless of how long the Shareholder has held Shares in the North Carolina Fund, except that distributions which are directly attributable to gains from certain obligations of the State of North Carolina and its political subdivisions that were issued before July 1, 1995 are exempt from North Carolina State income tax. Distributions will be taxable as described above even if the net asset value of a Share in the North Carolina Fund is reduced below the Shareholder's cost of that Share by the distribution of income or gain realized on the sale of securities and the distribution is, as an economic matter, a return of capital. If a shareholder purchases mutual fund shares, receives a capital gain dividend and then sells the shares at a loss within 6 months after purchasing the shares, the loss is treated as a long-term capital loss to the extent of the capital gain dividend (or undistributed capital gain).


         Any distributions that are paid shortly after a purchase of Shares by a Shareholder prior to the record date will have the effect of reducing the per Share net asset value of his or her Shares by the amount of the distributions. All or a portion of such payment, although in effect a return of capital, may be subject to taxes, which may be at ordinary income tax rates. The Shareholder should consult his or her own tax adviser for any special advice.

         Interest on indebtedness incurred by a Shareholder to purchase or carry Shares is not deductible for federal and North Carolina income tax purposes to the extent the North Carolina Fund distributes exempt-interest dividends during the Shareholder's taxable year. It is anticipated that none of the distributions from the North Carolina Fund will be eligible for the dividends received deduction for corporations.

         Additional information regarding federal taxes is contained in the Statement of Additional Information under the heading "Additional Tax Information Concerning the North Carolina Fund ." However, the foregoing and the material in the Statement of Additional Information are only brief summaries of some of the important tax considerations generally affecting the North Carolina Fund and its Shareholders. Accordingly, potential investors in the North Carolina Fund are urged to consult their tax advisers with specific reference to their own tax situation and in particular regard to state and local tax consequences of investment in the North Carolina Fund .


                      MANAGEMENT OF BB&T MUTUAL FUNDS GROUP

TRUSTEES OF THE GROUP


         Overall responsibility for management of the Group rests with the Board of Trustees of the Group, who are elected by the Shareholders of the Group. There are currently six Trustees, three of whom are "interested persons" of the Group within the meaning of that term under the Investment Company Act of 1940. The Trustees, in turn, elect the officers of the Group to supervise actively its day-to-day operations. The Trustees of the Group, their current addresses, and principal occupations during the past five years are as follows:



                                            Position(s) Held        Principal Occupation
Name and Address                            With the Group          During Past 5 Years
----------------                            --------------          -------------------
*J. David Huber                             Chairman of            From December 1987 to present,
3435 Stelzer Road                           the Board              employee of BISYS Fund
Columbus, OH  43219                                                Services.

William E. Graham, Jr.                      Trustee                From January 1994 to present,
1 Hannover Square                                                  Counsel, Hunton & Williams; from
Fayetteville Street Mall                                           1985 to December, 1993, Vice
P.O. Box 109                                                       Chairman, Carolina Power & Light
Raleigh, NC  27602                                                 Compa ny

Thomas W. Lambeth                           Trustee                From 1978 to present, Executive
101 Reynolda Village                                               Director, Z. Smith Reynolds
Winston-Salem, NC  27106                                           Foundation

*W. Ray Long                                Trustee                Executive Vice President, Branch
434 Fayetteville Street Mall                                       Banking and Trust Company

Raleigh, NC  276 01

Robert W. Stewart                           Trustee                Retired; Chairman and Chief

201 Huntington Road                                                 Executive Officer of Engineer ed
Greenville, SC  29615                                               Custom Plastics Corporation from
                                                                    1969 to 1990

*Sean M. Kelly                              Trustee                 From 1993 to present, Senior Vice President
150 2nd Avenue, North                                               of Client Services of BISYS Fund Services;
Suite 1170                                                          prior to 1993, Senior Vice President of
St. Petersburgh, FL 33701                                           Concord Financial Group.


* Indicates an "interested person" of the Group as defined in the Investment Company Act of 1940.


         The Trustees receive fees and are reimbursed for expenses in connection with each meeting of the Board of Trustees they attend. However, no officer or employee of BISYS Fund Services, BISYS Fund Services Ohio, Inc. or Branch Banking and Trust Company receives any compensation from the Group for acting as a Trustee. The officers of the Group (see the Statement of Additional Information) receive no compensation directly from the Group for performing the duties of their offices. BISYS Fund Services receives fees from the Group for acting as Administrator and BISYS Fund Services Ohio, Inc. receives fees from the Group for acting as Transfer Agent and for providing fund accounting services to the Group. J. David Huber and Sean M. Kelly are employees of BISYS Fund Services and W. Ray Long is an employee of the investment adviser, BB&T.


INVESTMENT ADVISER


         BB&T is the investment adviser of each Fund. BB&T is the oldest bank in North Carolina and is the principal bank affiliate of Southern National Corporation ("SNC"), a bank holding company that is a North Carolina corporation, headquartered in Winston-Salem, North Carolina, which merged with Southern National Corporation, the former parent company of BB&T. As of September 30, 1996, SNC had assets in excess of $21.1 billion. Through its subsidiaries, SNC operates over 425 banking offices in North Carolina, South Carolina and Virginia, providing a broad range of financial services to individuals and businesses.


         In addition to general commercial, mortgage and retail banking services, BB&T also provides trust, investment, insurance and travel services. BB&T has provided investment management services through its Trust and Investment Services Division since 1912. While BB&T has not provided investment advisory services to registered investment companies other than the Group, it has experience in managing collective investment funds with investment portfolios and objectives comparable to those of the Group. BB&T employs an experienced staff of professional portfolio managers and traders who use a disciplined investment process that focuses on maximization of risk-adjusted investment returns. BB&T has managed common and collective investment funds for its fiduciary accounts for more than 15 years and currently manages assets of more than $4.5 billion.


         Subject to the general supervision of the Group's Board of Trustees and in accordance with the investment objectives and restrictions of a Fund, BB&T (and, with respect to the Small Company Growth Fund, PNC Bank and, with respect to the International Equity Fund, CastleInternational) manages the Funds, makes decisions with respect to, and places orders for, all purchases and sales of its investment securities, and maintains its records relating to such purchases and sales.

         Under an investment advisory agreement between the Group and BB&T, the fee payable to BB&T by the U.S. Treasury Fund for investment advisory services is the lesser of: (a) a fee computed daily and paid monthly at the annual rate of forty one hundredths of one percent (.40%) of the U.S. Treasury Fund's average daily net assets; sixty one-hundredths of one percent (.60%) of each Fixed Income Funds' and the North Carolina Fund's average daily net assets; seventy-four one-hundredths of one percent (.74%) of the Growth and Income Fund's and Balanced Fund's average daily net assets; (1.00%) of the Small Company Growth Fund's average daily net assets; twenty-five one-hundredths of one percent (.25%) of each Funds of the Funds' average daily net assets; and 1.00% of the International Equity Fund's average daily net assets, or (b) such fee as may from time to time be agreed upon in writing by the Group and BB&T. A fee agreed to in writing from time to time by the Group and BB&T may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower a Fund's expenses and increase the net income of the fund during the period when such lower fee is in effect.

         For the fiscal year ended September 30, 1995, the Funds paid the following investment advisory fees: the U.S. Treasury Fund paid: .38% of its average daily net assets; each of the Short-Intermediate U.S. Government Income, Intermediate U.S. Government Bond, and North Carolina Funds paid: .45% of its average daily net assets; each of the Growth and Income Stock and Balanced Funds paid: .45% of its average daily net assets; and from December 7, 1994 (commencement of operations) through September 30, 1995, the Small Company Growth Fund paid 1.00% of its average daily net assets. The Fund of Funds and the International Equity Fund had not commenced operations as of September 30, 1996.

         The persons primarily responsible for the management of each of the Variable NAV Funds of the Group (other than the Small Company Growth and International Equity Funds which are managed by sub- advisers, described below), and the Funds of Funds as well as their previous business experience, are as follows:

 Portfolio Manager                  Business Experience
 -----------------                  -------------------

Keith F. Karlawish                  Manager of the Intermediate Bond Fund and
                                    Short-Intermediate Fund since September,
                                    1994. From June, 1993 to September, 1994,
                                    Mr. Karlawish was Assistant Manager of the
                                    Intermediate Bond Fund and the
                                    Short-Intermediate Fund. From September,
                                    1991 to June, 1993, Mr. Karlawish was a
                                    Financial Analyst Team Leader for Branch
                                    Banking and Trust Co. Mr. Karlawish earned a B.S. in Business Administration from the University of Richmond, and an MBA from the University of North Carolina at Chapel
                                    Hill.

Richard B. Jones                    Manager of the Growth and Income Fund
                                    since February 1, 1993. Since 1987,
                                    Mr. Jones has been a portfolio manager in the BB&T Trust Division. He holds a B.S. in
                                    Business Administration from Miami (Ohio)
                                    University and MBA from Ohio State
                                    University.

Alice B. Flowers                    Manager of the North Carolina Fund since
                                    April, 1994. From February, 1993 to April,
                                    1994, Ms. Flowers served as co-manager of the North Carolina Fund. She has been a securities trader and portfolio manager in the BB&T Trust Division since 1985. She earned a B.S. degree in Business
                                    Administration from Barton College, and an A.A.S. degree in Accounting from Wilson
                                    Technical Community College.

David R. Ellis                      Manager of the Balanced Fund since its
                                    inception and Manager of the Funds of Funds since inception. Since 1986, Mr. Ellis has been a portfolio manager in the BB&T Trust
                                    Division. He holds a B.S. degree in Business
                                    Administration from the University of North
                                    Carolina at Chapel Hill. Mr. Ellis will
                                    serve as the Manager of the Funds of Funds.


INVESTMENT SUB-ADVISERS


         PNC Bank, National Association ("PNC Bank") serves as the Investment Sub-Adviser to the Small Company Growth Fund pursuant to a Sub-Advisory Agreement with BB&T. Under the Sub-Advisory Agreement, PNC Bank manages the Fund, selects investments and places all orders for purchases and sales of the Small Company Growth Fund's securities, subject to the general supervision of the Group's Board of Trustees and BB&T and in accordance with the Small Company Growth Fund's investment objective, policies and restrictions.

         The person primarily responsible for the management of the Small Company Growth Fund is William J. Wykle. Mr. Wykle has served as the Manager of the Small Company Growth Fund since its inception, and has been Vice President and Small Company Growth Fund Portfolio Manager for PNC Investment Management and Research since 1992. He has been a portfolio manager at PNC Bank and its predecessor, Provident National Bank, since 1986.

         PNC Bank, with offices located at 1835 Market Street, Philadelphia, Pennsylvania 19103, is a wholly owned indirect subsidiary of PNC Bank Corp. PNC Bank Corp., a bank holding company headquartered in Pittsburgh, Pennsylvania, was the 13th largest bank holding company in the United States based on total assets at September 30, 1995. PNC Bank Corp. operates banking subsidiaries in Pennsylvania, Delaware, Florida, Indiana, Kentucky, Massachusetts, New Jersey and Ohio and conducts certain non-banking operations throughout the United States. Its major businesses include corporate banking, consumer banking, private banking, mortgage banking and trust and mutual fund asset management. With $85.9 billion in discretionary assets under management and $257.7 billion of investment management and trust assets at September 30, 1995, PNC Bank Corp. is one of the largest bank money managers as well as one of the largest institutional mutual fund managers in the United States. Of such amounts at September 30, 1995, PNC Bank had $76.8 billion in discretionary assets under management and investment management and trust assets totaling $104.7 billion. In addition to asset management and trust services, PNC Bank also provides a wide range of domestic and international commercial banking and retail banking services. PNC Bank's origins, and in particular its trust administration services, date back to the mid-to-late 1800s.

         For its services and expenses incurred under the Sub-Advisory Agreement, PNC Bank is entitled to a fee, payable by BB&T. The fee is computed daily and paid monthly at the following annual rates (as a percentage of the Small Company Growth Fund's average daily net assets), which vary according to the level of Fund assets:

FUND ASSETS                                                  ANNUAL FEE
-----------                                                  ----------
Up to $50 million                                              .50%
Next $50 million                                               .45%
Over $100 million                                              .40%


         CastleInternational Asset Management Limited serves as the Investment SubAdviser to the International Equity Fund pursuant to a Sub-Advisory Agreement with BB&T. Under the Sub-Advisory Agreement, CastleInternational manages the Fund, selects investments and places all orders for purchases and sales of the International Equity Fund's securities, subject to the general supervision of the Group's Board of Trustees and BB&T and in accordance with the International Equity Fund's investment objective, policies and restrictions.

         For its services and expenses incurred under the Sub-Advisory Agreement, CastleInternational is entitled to a fee, payable by BB&T. The fee is computed daily and paid quarterly at the following annual rates (as a percentage of the International Equity Fund's average daily net assets), which vary according to the level of Fund assets:

FUND ASSETS                                                      ANNUAL FEE
-----------                                                      ----------
Up to $50 million                                                    .50%
Next $50 million                                                     .45%
Over $100 million                                                    .40%

         The person primarily responsible for the management of the International Equity Fund is Gordon Anderson. Mr. Anderson has served as Managing Director and Chief Investment Officer of CastleInternational Asset Management Limited since 1996. Prior to joining CastleInternational, Mr. Anderson was the Investment Director of Dunedin Fund Managers Ltd. Mr. Anderson has served as the Portfolio Manager for the Compass Capital Funds(sm) International Equity Portfolio since 1996.


ADMINISTRATOR AND DISTRIBUTOR

         BISYS Fund Services is the administrator for each Fund and also acts as the Group's principal underwriter and distributor (the "Administrator" or the "Distributor," as the context indicates) under agreements approved by the Group's Board of Trustees. BISYS Fund Services is wholly owned by The BISYS Group, Inc., 150 Clove Road, Little Falls, New Jersey 07424, a publicly owned company engaged in information processing, loan servicing and 401(k) administration and recordkeeping services to and through banking and other financial organizations.

         The Administrator generally assists in all aspects of a Fund's administration and operation. Under a management and administration agreement between the Group and the Administrator, the fee payable by a Fund to the Administrator for management administration services is the lesser of (a) a fee computed at the annual rate of twenty one-hundredths of one percent (.20%) of a Fund's average daily net assets or (b) such fee as may from time to time be agreed upon in writing by the Group and the Administrator. A fee agreed to in writing from time to time by the Group and the Administrator may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower a Fund's expenses and increase the net income of the Fund during the period when such lower fee is in effect. For the period from October 1, 1994 through September 30, 1995, the Funds paid the following Administration fees (as a percentage of each Fund's average daily net assets):
 .20% for each of the U.S. Treasury; the Short-Intermediate, the Intermediate Bond, the Growth and Income and the Balanced Funds; and .15% for the North Carolina Fund. No Administration fees were paid by the Funds of Funds or the International Equity Fund for that period, as they had not commenced operations as of September 30, 1996. For the period from December 7, 1994 (commencement of operations) to September 30, 1995, the Small Company Growth Fund paid .20% in Administration fees (as a percentage of its average daily net assets).


EXPENSES


         BB&T and the Administrator each bear all expenses in connection with the performance of their services as investment adviser and administrator, respectively, other than the cost of securities (including brokerage commissions, if any) purchased for a Fund. Each Fund bears the following expenses relating to its operations: taxes, interest, any brokerage fees and commissions, fees and travel expenses of the Trustees of the Group, Securities and Exchange Commission fees, state securities qualification and renewal fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to current Shareholders, outside auditing and legal expenses, amortized organizational expenses, advisory and administration fees, fees and out-of-pocket expenses of the custodian and the transfer agent, fees and out-of-pocket expenses for fund accounting services, expenses incurred for pricing securities owned by a Fund, certain insurance premiums, costs of maintenance of a Fund's existence, costs and expenses of Shareholders' and Trustees' reports and meetings, and any extraordinary expenses incurred in its operation. As a general matter, expenses are allocated to the Class A, Class B and Trust Class of a Fund on the basis of the relative net asset value of each class. At present, the only expenses that will be borne solely by Class A and Class B Shares, other than in accordance with the relative net asset value of the class, are expenses under the Group's Distribution and Shareholder Services Plan ("Distribution Plan") which relate only to the Class A and Class B Shares. For the fiscal year ended September 30, 1995, each Fund's total operating expenses for Trust Shares were as follows (as a percentage of average daily net assets of each Fund): U.S. Treasury Fund: .72%; Short-Intermediate Fund: .93%; Intermediate Bond Fund: .85%; North Carolina Fund: .91%; Growth and Income Fund:
 .82%; and Balanced Fund: .92%. Absent fee waivers by the Adviser and Administrator, these operating expenses would have been: U.S. Treasury Fund:
 .75%; Short-Intermediate Fund: 1.08%; Intermediate Bond Fund: 1.00%; North Carolina Fund: 1.13%; Growth and Income Fund: 1.10%; and Balanced Fund: 1.21%. For the period from December 7, 1994 (commencement of operations) through September 30, 1995 operating expenses for the Trust Shares of the Small Company Growth Fund were (as a percentage of average daily net assets of the Fund) 2.33% (with waivers) and 2.42% (without waivers).

         The organizational expenses of the Small Company Growth Fund, the Funds of Funds, and the International Equity Fund have been capitalized and are being amortized in the first two years of each such Funds' operations. Such amortization will reduce the amount of income available for payment as dividends.

BANKING LAWS


         BB&T , PNC Bank, and CastleInternational each believes that it possesses the legal authority to perform the investment advisory and sub-advisory services for the Group contemplated by its investment advisory agreement with the Group and investment and sub-advisory agreement with BB&T and described in this Prospectus without violation of applicable banking laws and regulations, and has so represented to the Group. Future changes in federal or state statutes and regulations relating to permissible activities of banks or bank holding companies and their subsidiaries and affiliates as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could change the manner in which BB&T , PNC Bank, and CastleInternational could continue to perform such services for the Group. See "MANAGEMENT OF BB&T MUTUAL FUNDS GROUP--Glass Steagall Act" in the Statement of Additional Information for further discussion of applicable banking laws and regulations.


DISTRIBUTION PLAN

         The Distribution Plan contains a so-called "defensive" provision applicable to all classes of Shares. Under this defensive provision to the extent that any payment made to the Administrator, including payment of administration fees, should be deemed to be indirect financing of any activity primarily intended to result in the sale of Shares issued by the Group's Funds within the context of Rule 12b-1 under the 1940 Act, such payment shall be deemed to be authorized by the Distribution Plan.

                               GENERAL INFORMATION

DESCRIPTION OF THE GROUP AND ITS SHARES


         The Group was organized as a Massachusetts business trust on October 1, 1987 and commenced active operation on September 24, 1992. The Group has an unlimited number of authorized Shares of beneficial interest which may, without Shareholder approval, be divided into an unlimited number of series of such Shares, and which are presently divided into eight series of Shares, one for each of the following Funds: the BB&T Short-Intermediate U.S. Government Income Fund, the BB&T Intermediate U.S. Government Bond Fund, the BB&T Growth and Income Stock Fund, the BB&T North Carolina Intermediate Tax-Free Fund, the BB&T U.S. Treasury Money Market Fund, the BB&T Balanced Fund , BB&T Small Company Growth Fund, and the BB&T International Equity Fund. The Group also offers three additional series of Shares, one for each of the following Funds of Funds: the BB&T Capital Manager Conservative Growth Fund, the BB&T Capital Manager Moderate Growth Fund, and the BB&T Capital Manager Growth Fund. The Funds of Funds offer Trust Shares only . Each Fund, except for the Funds of Funds, offers to the public three classes of shares: Class A, Class B and Trust Shares. Each Share represents an equal proportionate interest in a Fund with other Shares of the same series and class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared at the discretion of the Trustees (see "Miscellaneous" below).


         Shareholders are entitled to one vote per Share (with proportional voting for fractional Shares) on such matters as Shareholders are entitled to vote. Shareholders vote in the aggregate and not by series or class on all matters except (i) when required by the Investment Company Act of 1940, Shares shall be voted by individual series, and (ii) when the Trustees have determined that the matter affects only the interests of a particular series or class.

         As used in this Prospectus and in the Statement of Additional Information, a "vote of a majority of the outstanding Shares" of the Group or a particular Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of the Group or such Fund present at such meeting at which the holders of more than 50% of the votes attributable to the Shareholders of record of the Group or such Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of the Group or such Fund.

         Overall responsibility for the management of the Group is vested in the Board of Trustees. See "MANAGEMENT OF BB&T MUTUAL FUNDS GROUP--Trustees of the Group." Individual Trustees are elected by the Shareholders and may be removed by the Board of Trustees or Shareholders at a meeting held for such purpose in accordance with the provisions of the Declaration of Trust and the By-laws of the Group and Massachusetts law. See "ADDITIONAL INFORMATION--Miscellaneous" in the Statement of Additional Information for further information.

         Although the Group is not required to hold annual meetings of Shareholders, Shareholders holding at least 10% of the Group's outstanding Shares have the right to call a meeting to elect or remove one or more of the Trustees of the Group. Shareholder inquiries should be directed to the Secretary of the Group at 3435 Stelzer Road, Columbus, Ohio 43219.


         As of October 15, 1996, BB&T owned of record substantially all of the Trust Shares of each of the Funds and held voting or investment power with respect to 8.47%, 93.78%, 100%, 84.94%, 92.70%, 82.22%, and 85.60% of the
Trust Shares of the U.S. Treasury Money Market, Short-Intermediate U.S. Government, North Carolina Intermediate Tax-Free, Growth Stock and Income Stock, Intermediate U.S. Government Bond, Balanced and Small Company Growth Funds, respectively. BB&T may therefore be deemed to be a "controlling person" of the Trust Shares of each of the Funds within the meaning of the Investment Company Act of 1940. The Funds of Funds and the International Equity Fund had not commenced operations as of October 15, 1996.


CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTANT


         Star Bank N.A., 425 Walnut Street, Cincinnati, Ohio 45201, serves as Custodian for the Group. Bank of New York serves as the Custodian for the International Equity Fund.

         BISYS Fund Services Ohio, Inc. serves as transfer agent for and provides fund accounting services to the Group.


OTHER CLASSES OF SHARES


         In addition to Trust Shares, the Group also offers Class A and Class B Shares of each Fund, other than the Funds of Funds. Class A Shares are offered to the general public at net asset value plus an applicable sales charge. Class B shares are offered to the general public at net asset value without a sales charge when purchased, but are subject to a sales charge if a Shareholder redeems them prior to the sixth anniversary of purchase. Class A and Class B Shares are also subject to a Distribution and Shareholder Services Plan fee. As of the date of this Prospectus, however, Class B Shares were not yet being offered in the Short-Intermediate Fund or the North Carolina Fund.

PERFORMANCE INFORMATION

         From time to time, the U.S. Treasury Fund's annualized "yield" and "effective yield" and total return for Trust Shares may be presented in advertisements, sales literature and Shareholder reports. The "yield" of the U.S. Treasury Fund is based upon the income earned by the U.S. Treasury Fund over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and is stated as a percentage of the investment. The "effective yield" of a U.S. Treasury Fund is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Shares of the Group and thus compounded in the course of a 52-week period. The effective yield will be higher than the yield because of the compounding effect of this assumed reinvestment.

         Total return is calculated for the past year and the period since the establishment of the U.S. Treasury Fund. Average annual total return is measured by comparing the value of an investment in the U.S. Treasury Fund at the beginning of the relevant period to the redemption value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions). Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized.


         From time to time performance information of a Variable NAV Fund and the Funds of Funds showing its average annual total return, aggregate total return, and/or yield may be presented in advertisements, sales literature and shareholder reports. Such performance figures are based on historical earnings and are not intended to indicate future performance. In addition, tax equivalent yield may be presented in advertisements, sales literature and shareholder reports of the North Carolina Fund . Average annual total return will be calculated for the period since the establishment of a Fund and will, unless otherwise noted, reflect the imposition of the maximum sales charge. Average annual total return is measured by comparing the value of an investment in a Fund at the beginning of the relevant period to the redemption value of an investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions). Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized. Yield will be computed by dividing the net investment income per Share for a Variable NAV Fund or for a Fund of Funds earned during a recent 30-day period by the Fund's per Share maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last day of the period and annualizing the results.

         The North Carolina Fund may also advertise its tax equivalent yield, which reflects the amount of income subject to federal income taxation that a taxpayer would have to earn in order to obtain the same after-tax income as that derived from the yield of the Funds. The tax equivalent yield will be significantly higher than the yield of the North Carolina Fund.


         Each Fund may also present its average annual total return, aggregate total return, yield and/or tax equivalent yield, as the case may be, excluding the effect of a sales charge, if any.


         The Variable NAV Funds and the Funds of Funds may also calculate a distribution rate. Distribution rates will be computed by dividing the distribution per Share of a class made by a Fund over a twelve-month period by the maximum offering price per Share. The distribution rate includes both income and capital gain dividends and does not reflect unrealized gains or losses. The calculation of income in the distribution rate includes both income and capital gain dividends and does not reflect unrealized gains or losses, although a Fund may also present a distribution rate excluding the effect of capital gains. The distribution rate differs from the yield, because it includes capital items which are often non-recurring in nature, and may include returns of principal, whereas yield does not include such items. Each of the Funds do not intend to publish distribution rates in Fund advertisements but may publish such rates in supplemental sales literature. Distribution rates may also be presented excluding the effect of a sales charge, if any.

         Yield, effective yield, total return and distribution rate will be calculated separately for each Class of Shares. Because Trust Shares are not subject to Distribution and Shareholder Services Plan fees, the yield and total return for Trust Shares will be higher than that of the Class A or Class B Shares for the same period.

         Investors may also judge the performance of a Fund by comparing its performance to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices and data such as that provided by Lipper Analytical Services, Inc., IBC/Donoghue's MONEY FUND REPORT and Ibbotson Associates, Inc. References may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Fortune, Institutional Investor, Ibbotson Associates, Inc., Morningstar, Inc., CDA/Weisenberger, Pension and Investments, U.S.A. Today and local newspapers. In addition to performance information, general information about the Funds that appears in a publication such as those mentioned above may be included in advertisements and in reports to Shareholders.

         Information about the performance of a Fund is based on a Fund's record up to a certain date and is not intended to indicate future performance. Yield and total return of any investment are generally functions of portfolio quality and maturity, type of investments and operating expenses. Yields and total returns of a Fund will fluctuate. Any fees charged by the Participating Organizations to their customers in connection with investment in a Fund are not reflected in the Group's performance information.

         Further information about the performance of each Fund of the Group is contained in the Group's annual report to Shareholders, which may be obtained without charge by calling (800) 228-1872.

MISCELLANEOUS

         Shareholders will receive unaudited semi-annual reports describing the investment operations of each of the Funds and annual financial statements audited by independent public accountants.


         Inquiries regarding the Group may be directed in writing to the Group at the following address -- the BB&T Mutual Funds Group, Department L-1528, Columbus, OH 43260-1528 or by calling toll free (800) 228-1872.

                               INVESTMENT ADVISER
                        Branch Banking and Trust Company
                          434 Fayetteville Street Mall
                              Raleigh,  NC  27601

                             INVESTMENT SUB-ADVISER
                        (Small Company Growth Fund only)
                                 PNC Bank, N.A.
                         1835 Market Street, 15th Floor
                             Philadelphia, PA 19103


                             INVESTMENT SUB-ADVISER
                        (International Equity Fund only)
                  CastleInternational Asset Management Limited
                                 7 Castle Street
                           Edinburgh, Scotland EH3 3AM


                          ADMINISTRATOR AND DISTRIBUTOR
                               BISYS Fund Services
                                3435 Stelzer Road
                               Columbus, OH 43219

                                  LEGAL COUNSEL
                                  Ropes & Gray
                               One Franklin Square
                               1301 K Street, N.W.
                                 Suite 800 East
                              Washington, DC 20005

                                 TRANSFER AGENT
                         BISYS Fund Services Ohio, Inc.
                                3435 Stelzer Road
                               Columbus, OH 43219

                                    AUDITORS
                              KPMG Peat Marwick LLP
                        Two Nationwide Plaza, Suite 1600
                               Columbus, OH 43215

                              CROSS REFERENCE SHEET
                              ---------------------

                             BB&T MUTUAL FUNDS GROUP
                             -----------------------
                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------

                                                        Statement of Additional
Part B Item                                             Information Caption
-----------                                             -------------------
Cover Page                                              Cover Page

Table of Contents                                       Table of Contents

General Information and History                         Additional Information -
                                                        Description of Shares

Investment Objectives and Policies                      Investment objectives and policies

Management of BB&T Mutual Funds Group                   Management of BB&T Mutual
                                                        Funds Group
Control Persons and Principal
  Holders of Securities                                 Miscellaneous

Investment Advisory and Other Services                  Management of BB&T Mutual
                                                        Funds Group

Brokerage Allocation                                    Management of the BB&T Mutual
                                                        Funds Group

Capital Stock and Other Securities                      Valuation; Additional Purchase
                                                        and Redemption Information;
                                                        Management of BB&T Mutual
                                                        Funds Group; Redemptions;
                                                        Additional Information
Purchase, Redemption and Pricing
  of Securities Being Offered                           Valuation; Additional Purchase
                                                        and Redemption Information;
                                                        Management of BB&T Mutual
                                                        Funds Group

Tax Status                                              Additional Purchase and
                                                        Redemption Information

Underwriters                                                            Management of BB&T Mutual
                                                                        Funds Group

Calculation of Performance Data                                         Performance Information

Financial Statements                                                    Financial Statements

                             BB&T MUTUAL FUNDS GROUP

                       Statement of Additional Information


                                January 1, 1997

                                ----------------






This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectuses of the BB&T U.S. Treasury Money Market Fund, the BB&T Short-Intermediate U.S. Government Income Fund, the BB&T Intermediate U.S. Government Bond Fund, the BB&T Growth and Income Stock Fund, the BB&T North Carolina Intermediate Tax-Free Fund, the BB&T Balanced Fund , the BB&T Small Company Growth Fund, the BB&T International Equity Fund, the BB&T Capital Manager Conservative Growth Fund, the Capital Manager Moderate Growth Fund, and the Capital Manager Growth Fund, which is dated the same date hereof (the "Prospectus"). This Statement of Additional Information is incorporated by reference in its entirety into the Prospectuses. Copies of the Prospectuses may be obtained by writing BB&T Mutual Funds Group at 3435 Stelzer Road, Columbus, Ohio 43219, or by telephoning toll free (800) 228-1872.

                                TABLE OF CONTENTS
                                -----------------


                                                                                                               Page
                                                                                                               ----
BB&T MUTUAL FUNDS GROUP.....................................................................................    B-1

INVESTMENT OBJECTIVES AND POLICIES..........................................................................    B-1
    Additional Information on Portfolio Instruments.........................................................    B-1
    Puts     ...............................................................................................   B-11
    Investment Restrictions.................................................................................   B-13
    Portfolio Turnover......................................................................................   B-15

VALUATION...................................................................................................   B-16
    Valuation of the U.S. Treasury Fund.....................................................................   B-16

    Valuationof the Growth and Income Fund,  North Carolina Fund,
             Short-Intermediate Fund,  Intermediate Bond Fund,  Balanced
             Fund, Small Company Growth Fund, Capital Manager Conservative
             Growth Fund, Capital Manager Moderate
             Growth Fund and Capital Manager Growth Fund....................................................   B-17
    Valuation of the International Equity Fund .............................................................   B-17

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..............................................................   B-18
    Purchase of Class A and Class B Shares..................................................................   B-18
    Matters Affecting Redemption............................................................................   B-19

ADDITIONAL TAX INFORMATION..................................................................................   B-20
    Additional Tax Information Concerning the North Carolina Fund...........................................   B-22

MANAGEMENT OF BB&T MUTUAL FUNDS GROUP.......................................................................   B-29
    Officers ...............................................................................................   B-29
    Investment  Advisers....................................................................................   B-30
    Investment Sub- Advisers................................................................................   B-32
    Portfolio Transactions..................................................................................   B-32
    Glass-Steagall Act......................................................................................   B-34
    Manager and Administrator...............................................................................   B-35
    Expenses ...............................................................................................   B-37
    Distributor.............................................................................................   B-37
    Custodian...............................................................................................   B-39
    Independent Accountants.................................................................................   B-39
    Legal Counsel...........................................................................................   B-39

PERFORMANCE INFORMATION.....................................................................................   B-39
    Yields of the U.S. Treasury Fund........................................................................   B-39
    Calculation of Total Return.............................................................................   B-42
    Performance Comparisons.................................................................................   B-43
    Organization and Description of Shares..................................................................   B-48

    Shareholder and Trustee Liability..........................................................................B-49
    Miscellaneous..............................................................................................B-49

FINANCIAL STATEMENTS...........................................................................................B-58
    Independent Auditors Report................................................................................B-58
    Audited Financial Statements as of September 30, 1995......................................................B-58

APPENDIX.......................................................................................................B-98

                       STATEMENT OF ADDITIONAL INFORMATION

                             BB&T MUTUAL FUNDS GROUP


         BB&T Mutual Funds Group (the "Group") is an open-end management investment company. The Group consists of eight series of units of beneficial interest ("Shares") offered to the public, each representing interests in one of eight separate investment portfolios (each a "Fund"): the BB&T U.S. Treasury Money Market Fund (the "U.S. Treasury Fund"), the BB&T Short-Intermediate U.S. Government Income Fund (the "Short-Intermediate Fund"), the BB&T Intermediate U.S. Government Bond Fund (the "Intermediate Bond Fund"), the BB&T Growth and Income Stock Fund (the "Growth and Income Fund"), the BB&T North Carolina Intermediate Tax-Free Fund (the "North Carolina Fund"), the BB&T Balanced Fund (the "Balanced Fund"), the BB&T Small Company Growth Fund (the "Small Company Growth Fund" and the BB&T International Equity Fund (the "International Equity Fund"). The Group also offers three additional series of Shares, the BB&T Capital Manager Conservative Growth Fund, the BB&T Capital Manager Moderate Growth Fund, and the BB&T Capital Manager Growth Fund (the "Funds of Funds") which offer Shareholders a professionally-managed investment program by purchasing shares of existing mutual funds of the Group (the "Underlying Funds") which are managed by BB&T (each Fund and the Funds of Funds are collectively, "Funds"). Each Fund, except for the Funds of Funds, offers to the public three classes of Shares: Class A Shares, Class B Shares and Trust Shares. The Funds of Funds offers Trust Shares only. Much of the information contained in this Statement of Additional Information expands on subjects discussed in the Prospectuses. Capitalized terms not defined herein are defined in the Prospectuses. No investment in Shares of a Fund should be made without first reading the applicable Prospectuses.


                       INVESTMENT OBJECTIVES AND POLICIES

Additional Information on Portfolio Instruments
-----------------------------------------------

         The following policies supplement the information pertaining to portfolio instruments of each Fund as set forth in the Prospectuses.


         The Appendix to this Statement of Additional Information identifies nationally recognized statistical ratings organizations ("NRSROs") that may be used by BB&T and PNC Bank, National Association ("PNC Bank") and CastleInternational Asset Management Limited ("CastleInternational") with regard to portfolio investments for the Funds and provides a description of relevant ratings assigned by each such NRSRO. A rating by an NRSRO may be used only where the NRSRO is neither controlling, controlled by, nor under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instrument.

         BANKERS' ACCEPTANCES AND CERTIFICATES OF DEPOSIT. All of the Funds except the U.S. Treasury Fund may invest in bankers' acceptances, certificates of deposit, and demand and time deposits. Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

         Bankers' acceptances will be those guaranteed by domestic and foreign banks, if at the time of investment such banks have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements). Certificates of deposit and demand and time deposits will be those of domestic and foreign banks and savings and loan associations, if (a) at the time of investment they have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements) or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.

         COMMERCIAL PAPER. Each Fund, except for the U.S. Treasury Fund, may invest in commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.


         Commercial paper purchaseable by the International Equity Fund includes "Section 4(2) paper," a term that includes debt obligations issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) paper is restricted as to disposition under the Federal securities laws, and is frequently sold (and resold) to institutional investors such as the Fund through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. Certain transactions in Section 4(2) paper may qualify for the registration exemption provided in Rule 144A under the Securities Act of 1933.

         VARIABLE AMOUNT MASTER DEMAND NOTES. Variable amount master demand notes, in which the Growth and Income Fund, Small Company Growth Fund, Short-Intermediate Fund, Intermediate Bond Fund and Balanced Fund (the Short-Intermediate Fund and the Intermediate Bond Fund are sometimes referred to collectively as the "Fixed Income Funds") and the Funds of Funds may invest, are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. They are also referred to as variable rate demand notes. Because




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these notes are direct lending arrangements between the Fund and the issuer, they are not normally traded. Although there may be no secondary market in the notes, the Fund may demand payment of principal and accrued interest at any time or during specified periods not exceeding one year, depending upon the instrument involved, and may resell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for the Fund to dispose of a variable amount master demand note if the issuer defaulted on its payment obligations or during periods when the Fund is not entitled to exercise their demand rights, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes must satisfy the criteria for commercial paper. BB&T (or PNC Bank, with respect to the Small Company Growth Fund) will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. Where necessary to ensure that a note is of "high quality," the Fund will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. In determining dollar-weighted average portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.


         FOREIGN INVESTMENT. The Growth and Income Fund, Balanced Fund, Small Company Growth Fund, International Equity Fund and the Funds of Funds may invest in certain obligations or securities of foreign issuers. Permissible investments include Eurodollar Certificates of Deposit ("ECDs") which are U.S. dollar denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit ("Yankee CDs") which are certificates of deposit issued by a U.S. branch of a foreign bank, denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits ("ETD's") which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits ("CTD's") which are U.S. dollar denominated certificates of deposit issued by Canadian offices of major Canadian Banks, Canadian Commercial Paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and European commercial paper, which is U.S. dollar denominated commercial paper of an issuer located in Europe. The Funds may invest in foreign commercial paper, including Canadian and European commercial paper as described above.


         Investments in securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers, including American Depository Receipts ("ADRs") and securities purchased on foreign securities exchanges, may subject the Fund to investment risks that differ in some respects from those related to investment in obligations of U.S. domestic issuers or in U.S. securities markets. Such risks include future adverse political and economic developments, possible seizure, currency blockage, nationalization or expropriation of foreign


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investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source, and the adoption of other foreign governmental restrictions.


         Additional risks include currency exchange risks, less publicly available information, the risk that companies may not be subject to the accounting, auditing and financial reporting standards and requirements of U.S. companies, the risk that foreign securities markets may have less volume and therefore many securities traded in these markets may be less liquid and their prices more volatile than U.S. securities, and the risk that custodian and brokerage costs may be higher. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. The Growth and Income Fund, Balanced Fund, Small Company Growth Fund, and the Funds of Funds will acquire such securities only when BB&T (or PNC Bank, with respect to the Small Company Growth Fund) believes the risks associated with such investments are minimal.

         FOREIGN CURRENCY TRANSACTIONS. The International Equity Fund may use forward foreign currency exchange contracts. Forward foreign currency exchange contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Fund to establish a rate of exchange for a future point in time. The Fund may use forward foreign currency exchange contracts to hedge against movements in the value of foreign currencies (including the "ECU" used in the European Community) relative to the U.S. dollar in connection with specific portfolio transactions or with respect to portfolio positions. The Fund may enter into forward foreign currency exchange contracts when deemed advisable by its sub-adviser under two circumstances. First, when entering into a contract for the purchase or sale of a security, the Fund may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

         Second, when the Fund's sub-adviser anticipates that a particular foreign currency may decline relative to the U.S. dollar or other leading currencies, in order to reduce risk, the Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. With respect to any forward foreign currency contract, it will not generally be possible to match precisely the amount covered by the contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines in the value of a particular foreign



                                       B-4


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currency, they also limit potential gains which might result from increases in the value of such currency. The Fund will also incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.

         A separate account of a Fund consisting of cash or liquid securities equal to the amount of the Fund's assets that could be required to consummate forward contracts entered into under the second circumstance, as set forth above, will be established with the Fund's custodian. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account daily so that the value of the account will be equal the amount of such commitments by the Fund.

         REPURCHASE AGREEMENTS. Securities held by each of the Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation with capital, surplus, and undivided profits of not less than $100,000,000 (as of the date of their most recently published financial statements) and from registered broker-dealers which BB&T deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest) and BB&T (or PNC Bank, with respect to the Small Company Growth Fund or CastleInternational with respect to the International Equity Fund) will monitor the collateral's value to ensure that it equals or exceeds the repurchase price (including accrued interest). In addition, securities subject to repurchase agreements will be held in a segregated account.


         If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities held by the Fund were delayed pending court action. Additionally, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate. Securities subject to repurchase agreements will be held by the Group's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the Investment Company Act of 1940 (the "1940 Act").


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




         REVERSE REPURCHASE AGREEMENTS. As discussed in the Prospectus, each of the Funds may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the Fund's investment restrictions. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. Each Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. Such assets will include U.S. Government securities or other liquid high quality debt securities or high grade debt securities. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

         U.S. GOVERNMENT OBLIGATIONS. The U.S. Treasury Fund will invest exclusively in bills, notes and bonds issued or guaranteed by the U.S. Treasury. Such obligations are supported by the full faith and credit of the U.S. Government. Each of the other Funds may invest in such obligations and in other obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Such other obligations may include those which are supported by the full faith and credit of the U.S. Government; others which are supported by the right of the issuer to borrow from the Treasury; others which are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others which are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies and instrumentalities if it is not obligated to do so by law. A Fund will invest in the obligations of such agencies and instrumentalities only when BB&T (and PNC Bank, with respect to the Small Company Growth Fund or CastleInternational with respect to the International Equity Fund) believes that the credit risk with respect thereto is minimal.

         SUPRANATIONAL ORGANIZATIONAL OBLIGATIONS. The International Equity Fund may purchase debt securities of supranational organizations such as the European Coal and Steel Community, the European Economic Community and the World Bank, which are chartered to promote economic development.

         INVESTMENT GRADE DEBT OBLIGATIONS. The International Equity Fund invest in "investment grade securities," which are securities rated in the four highest rating categories of an NRSRO. It should be noted that debt obligations rated in the lowest of the top four ratings (i.e., "Baa" by Moody's or "BBB" by S&P) are considered to have some speculative characteristics and are more sensitive to economic change than higher rated securities.



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         RIGHTS OFFERINGS AND WARRANTS TO PURCHASE. As stated in the Prospectus, the International Equity Fund may participate in rights offerings and may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of rights or warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the rights' and warrants' expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security. The Fund will not invest more than 5% of its net assets, taken at market value, in warrants, or more than 2% of its net assets, taken at market value, in warrants not listed on the New York or American Stock Exchanges. Warrants acquired by the Fund in units or attached to other securities are not subject to this restriction.

         VARIABLE AND FLOATING RATE NOTES. The North Carolina Fund may acquire variable and floating rate notes, subject to the Fund's investment objective, policies, and restrictions. A variable rate note is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by the North Carolina Fund will be determined by BB&T under guidelines established by the Group's Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund's investment policies. In making such determinations, BB&T will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by the North Carolina Fund, the Fund may resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the North Carolina Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the North Carolina Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.

         Variable or floating rate notes acquired by the North Carolina Fund may have maturities of more than three years, as follows:


         1. A note that is issued or guaranteed by the United States Government or any agency thereof which has a variable rate of interest readjusted no less frequently than annually will be


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deemed by the North Carolina Fund  to have a maturity equal to the period remaining until the next readjustment of the interest rate.

         2. A variable rate note, the principal amount of which is scheduled on the face of the instrument to be paid in one year or less, will be deemed by the North Carolina Fund to have a maturity equal to the period remaining until the next readjustment of the interest rate.

         3. A variable rate note that is subject to a demand feature will be deemed by the North Carolina Fund to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

         4. A floating rate note that is subject to a demand feature will be deemed by the North Carolina Fund to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

         As used above, a note is "subject to a demand feature" where the North Carolina Fund is entitled to receive the principal amount of the note either at any time on no more than 30 days' notice or at specified intervals not exceeding three years in the case of the North Carolina Fund .

         TAX-EXEMPT OBLIGATIONS. Under normal market conditions, the North Carolina Fund will invest at least 90% of its total assets in high grade obligations issued by or on behalf of the State of North Carolina and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt both from federal income tax and North Carolina personal income tax and not treated as a preference item for purposes of the federal alternative minimum tax for individuals ("North Carolina Tax-Exempt Obligations"). In addition to North Carolina Tax-Exempt Obligations, the North Carolina Fund may invest in Tax-Exempt Obligations issued by or on behalf of states other than North Carolina, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities, and political subdivisions, the interest on which, in the opinion of the issuer's counsel at the time of issuance, is exempt from federal income tax and is not treated as a preference item for individuals for purposes of the federal alternative minimum tax. Such securities and North Carolina Tax-Exempt Obligations are hereinafter collectively referred to as "Tax-Exempt Obligations."


         Tax-Exempt Obligations include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term Tax-Exempt Obligations if the interest paid thereon is both exempt from federal income tax and not treated as a preference item for individuals for purposes of the federal alternative minimum tax.

         Tax-Exempt Obligations may also include General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

         Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.


         As described in the Prospectus, the two principal classifications of Tax-Exempt Obligations consist of "general obligation" and "revenue" issues. The North Carolina Fund is permitted to invest in Tax-Exempt Obligations and may also acquire "moral obligation" issues, which are normally issued by special purpose authorities. There are, of course, variations in the quality of Tax-Exempt Obligations, both within a particular classification and between classifications, and the yields on Tax-Exempt Obligations depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody's and S&P represent their opinions as to the quality of Tax-Exempt Obligations. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Tax-Exempt Obligations with the same maturity, interest rate and rating may have different yields, while Tax-Exempt Obligations of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by the North Carolina Fund, an issue of Tax-Exempt Obligations may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. Neither event would under all circumstances require the elimination of such an obligation from the North Carolina Fund's investment portfolio. However, the obligation generally would be retained only if such retention was determined by the Board of Trustees to be in the best interests of the North Carolina Fund.


         An issuer's obligations for its Tax-Exempt Obligations are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest


                                       B-9


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on and principal of its Tax-Exempt Obligations may be materially adversely affected by litigation or other conditions.

         Although lease obligations do not constitute general obligations of the issuer for which the lessee's unlimited taxing power is pledged, the lease obligation is frequently assignable and backed by the lessee's covenant to budget for, appropriate, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the lessee has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. These securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional securities. Certain investments in lease obligations may be illiquid. Under guidelines established by the Board of Trustees, the following factors will be considered when determining the liquidity of a lease obligation:
(1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the obligation and the number of potential buyers; (3) the willingness of dealers to undertake to make a market in the obligation; and (4) the nature of the marketplace trades.


         WHEN-ISSUED SECURITIES. As discussed in the Prospectuses, each Fund, except the U.S. Treasury Fund, may purchase securities on a when-issued basis. In addition, the Small Company Growth Fund may purchase securities on a forward commitment basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). The International Equity Fund may purchase and sell securities on a forward commitment basis, including "TBA" (to be announced) purchase commitments. When these Funds agree to purchase securities on a when-issued or forward commitment basis, the Funds' custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, a Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that any such Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.


         When a Fund engages in when-issued or forward commitment transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund incurring a loss or missing the opportunity to obtain a price considered to be advantageous. In addition, the purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Each of the Funds does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.


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         CALLS. The Growth and Income Fund, Balanced Fund, Small Company
Growth Fund and the Funds of Funds may write (sell) "covered" call options and purchase options to close out options previously written by it. Such options must be listed on a National Securities Exchange and issued by the Options Clearing Corporation. The purpose of writing covered call options is to generate additional premium income for the Growth and Income and Balanced Funds. This premium income will serve to enhance each Fund's total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which, in BB&T's (or PNC Bank's, with respect to the Small Company Growth Fund) opinion, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Funds.

         A call option gives the holder (buyer) the "right to purchase" a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he or she may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure the writer's obligation to deliver the underlying security in the case of a call option, a writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation. The Funds will write only covered call options. This means that a Fund will only write a call option on a security which it already owns. In order to comply with the requirements of the securities laws in several states, a Fund will not write a covered call option if, as a result, the aggregate market value of all portfolio securities covering call options or subject to put options exceeds 25% of the market value of its net assets.

         As described in the Prospectuses, the International Equity Fund will write call options only if they are "covered" and may buy call options. In the case of a call option on a security, the option is "covered" is the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if the Fund maintains with its custodian cash or cash equivalents equal to the contract value. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in cash or cash equivalents in a segregated account with its custodian.



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         Fund securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with a Fund's investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options which the Funds will not do), but capable of enhancing a Fund's total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, a Fund does not have any control over the point at which it may be required to sell the underlying securities, because it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which a Fund has written expires, a Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security. The security covering the call will be maintained in a segregated account of a Fund's custodian. A Fund does not consider a security covered by a call to be "pledged" as that term is used in its policy which limits the pledging or mortgaging of its assets.


         The premium received is the market value of an option. The premium a Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. Once the decision to write a call option has been made, BB&T (or PNC Bank, with respect to the Small Company Growth Fund or CastleInternational, with respect to the International Equity Fund), in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by a Fund for writing covered call options will be recorded as a liability in a Fund's statement of assets and liabilities. This liability will be readjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of a Fund is computed (close of the New York Stock Exchange), or, in the absence of such sale, the latest asked price (or, with respect to the International Equity Fund, the mean between the last bid and asked prices). The liability will be extinguished upon expiration of the option, the purchase of an identical option in the closing transaction, or delivery of the underlying security upon the exercise of the option.


         Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a Fund will be able to effect such closing transactions at a favorable price. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs. A Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

         Call options written by a Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

         A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.


         PUTS. The North Carolina Fund may acquire "puts" with respect to Tax-Exempt Obligations held in its portfolio, the Small Company Growth Fund and the Funds of Funds may acquire puts with respect to the securities in its portfolio. A put is a right to sell a specified security (or securities) within a specified period of time at a specified exercise price. Each of these Funds may sell, transfer, or assign a put only in conjunction with the sale, transfer, or assignment of the underlying security or securities.


         The amount payable to a Fund upon its exercise of a "put" is normally
(i) the Fund's acquisition cost of the securities subject to the put (excluding any accrued interest which the Fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.


         Puts may be acquired by the North Carolina Fund, the Small Company Growth Fund, and the Funds of Funds to facilitate the liquidity of their portfolio assets or to shorten the maturity of underlying assets. Puts may also be used to facilitate the reinvestment of assets at a rate of return more favorable than that of the underlying security.

         The North Carolina Fund, the Small Company Growth Fund, and the Funds of Funds will generally acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for puts either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities).


         The North Carolina Fund, the Small Company Growth Fund and the Funds of Funds intend to enter into puts only with dealers, banks, and broker-dealers which, in BB&T's opinion (or PNC Bank's opinion, with respect to the Small Company Growth Fund), present minimal credit risks.

         See "Options and Futures" in the Prospectus regarding the International Equity Fund's investment policy with respect to puts.


         RISK FACTORS RELATING TO OPTIONS. There are several risks associated with transactions in put and call options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange ("Exchange") may be absent for reasons which include the following: there may be insufficient trading interest in certain options, restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms. In addition, the success of a hedging strategy based on options transactions may depend on the ability of the Fund's investment adviser or investment sub-adviser to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates.


         FUTURES CONTRACTS AND RELATED OPTIONS. The Small Company Growth Fund, the International Equity Fund, and the Funds of Funds may invest in futures contracts and options thereon (interest rate futures contracts or index futures contracts, as applicable). Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to effectively hedge.

         Successful use of futures by the Funds is also subject to an adviser's or sub-adviser's ability to correctly predict movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, a Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. In addition, in some situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.


         The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.


         Utilization of futures transactions by a Fund involves the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in a futures contract or related option.


         Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement, during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

         The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult to impossible to liquidate existing positions or to recover excess variation margin payments.

Investment Restrictions
-----------------------

         Except as provided otherwise, the following investment restrictions may be changed with respect to a particular Fund only by a vote of a majority of the outstanding Shares of that Fund (as defined under "GENERAL INFORMATION - Miscellaneous" in the Prospectus).


         None of the Funds of the Group (other than the International Equity
Fund) may:


         1. Purchase securities on margin, sell securities short, participate on a joint or joint and several basis in any securities trading account, or underwrite the securities of other issuers, except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities" acquired in accordance with such Fund's investment objectives and policies;


         2. Purchase or sell commodities, commodity contracts (including futures contracts, with respect to each Fund other than the Small Company Growth Fund and the Funds of Funds, which may purchase futures contracts) oil, gas or mineral exploration or development programs, or real estate (although investments by the Growth and Income Fund, North Carolina Fund, Short-Intermediate Fund, Intermediate Bond Fund, Balanced Fund, Small Company Growth Fund, and the Funds of Funds in marketable securities of companies engaged in such activities and in securities secured by real estate or interests therein are not hereby precluded);

         None of the Funds (except the Funds of Funds) may:

         1. Invest in securities of other investment companies, except as such securities may be acquired as part of a merger, consolidation, reorganization, or acquisition of assets; provided, however, that (i) the Growth and Income Fund, North Carolina Fund, Short-Intermediate Fund, Intermediate Bond Fund, Balanced Fund , Small Company Growth Fund, and the International Equity Fund may purchase securities of a money market fund, including securities of the U.S. Treasury Fund; (ii) the North Carolina Fund may purchase securities of a money market fund which invests primarily in high quality short-term obligations exempt from federal income tax, if, with respect to the Fund, immediately after such purchase, the acquiring Fund does not own in the aggregate (a) more than 3% of the acquired company's outstanding voting securities, (b) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the acquiring Fund, or (c) securities issued by the acquired company and all other investment companies (other than Treasury stock of the acquiring Fund) having an aggregate value in excess of 10% of the value of the acquiring Fund's total assets; (iii) the Small Company Growth Fund and the International Equity Fund may purchase shares of other investment companies in accordance with the provisions of the Investment Company Act of 1940, as amended, and the rules and regulations promulgated thereunder; and (iv) this restriction (iii) is not fundamental with respect to the Small Company Growth Fund and the International Equity Fund and may therefore be changed by a vote of a majority of the Trustees of the Group.

         The U.S. Treasury Fund may not buy common stocks or voting securities, or state, municipal, or private activity bonds. The U.S. Treasury Fund, North Carolina Fund, Short-Intermediate Fund, and Intermediate Bond Fund may not write or purchase call options. Each of the Funds may not write put options. The U.S. Treasury Fund, Short-Intermediate Fund and Intermediate Bond Fund may not purchase put options. The North Carolina Fund may not invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operation.

         The International Equity Fund may not:
         --------------------------------------

         1. Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.

         2. Act as an underwriter of securities within the meaning of the Securities Act of 1933 except to the extent that the purchase of obligations directly from the issuer thereof, or the disposition of securities, in accordance with the Fund's investment objective, policies and limitations may be deemed to be underwriting.

         3. Write or sell unsecured put options, call options, straddles, spreads, or any combination thereof, except for transactions in options on securities, securities indices, futures contracts and options on futures contracts.

         4. Purchase securities on margin, make short sales of securities or maintain a short position, except that (a) this investment limitation shall not apply to a Fund's transactions in futures contracts and related options or a Fund's sale of securities short against the box, and (b) a Fund may obtain short-term credit as may be necessary for the clearance or purchases and sales of portfolio securities.

         5. Purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that the Fund may, to the extent appropriate to its investment policies, purchase securities of companies engaging in whole or in part in such activities and may enter into futures contracts and related options.


         The following investment restrictions are considered non-fundamental and therefore may be changed by a vote of a majority of the Trustees of the
Group:

         None of the Funds may:

         1. Enter into a repurchase agreement with a maturity in excess of seven days if such investment, together with other instruments in the Fund which are not readily marketable, exceeds 15% of such Fund's net assets except that the U.S. Treasury Fund will limit its investment in such securities to 10% of its net assets;

         2. Invest more than 10% of total assets in the securities of issuers which together with any predecessors have a record of less than three years of continuous operation;

         3. Invest in any issuer for purposes of exercising control or management; and

         4. Purchase or retain securities of any issuer if the officers or Trustees of the Group or the officers or directors of its investment adviser owning beneficially more than one-half of 1% of the securities of such issuer together own beneficially more than 5% of such securities.

         If any percentage restriction described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute a violation of such restriction.

Portfolio Turnover
------------------


         The portfolio turnover rate for each of the Group's Funds is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities at the time of acquisition were one year or less. For the periods from October 1, 1993 to September 30, 1994, and from October 1, 1994 to September 30, 1995, the portfolio turnover rates for each of the Funds other than the U.S. Treasury Fund, and the Small Company Growth Fund, the International Equity Fund, and Funds of Funds (which had not yet commenced operations), were as follows: Short-Intermediate U.S. Government Fund: 7.06% and 106.81%, respectively; Intermediate U.S. Government
Fund: .38% and 68.91%, respectively; Growth and Income Stock Fund: 21.30% and 8.73%, respectively; North Carolina Tax-Free Fund: .56% and 9.38%, respectively; and Balanced Fund: 12.91% and 23.68%; respectively. For the period from commencement of operations, December 7, 1994, to September 30, 1995, the portfolio turnover rate for the Small Company Growth Fund was 46.97%. The change in portfolio turnover rate of the Intermediate U.S. Government Fund from 1993 to 1994 was the result of the significant growth in the number of shareholders of the Fund and, accordingly, the Fund's assets which resulted in a positive cash flow for the Fund; this positive cash flow enabled the Fund to acquire additional securities without having to make concurrent sales of securities. High turnover rates will generally result in higher transaction costs to the Funds and may result in higher levels of taxable realized gains to a Fund's shareholders. The portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. A higher portfolio turnover rate for each of the Group's Funds other than the U.S. Treasury Fund may lead to increased taxes and transaction costs. Portfolio turnover will not be a limiting factor in making investment decisions.


         Because the U.S. Treasury Fund intends to invest entirely in securities with maturities of less than one year and because the Securities and Exchange Commission requires such securities to be excluded from the calculation of the portfolio turnover rate, the portfolio turnover with respect to the U.S. Treasury Fund was zero percent for the periods from October 1, 1993 to September 30, 1994 and from October 1, 1994 to September 30, 1995, and is expected to remain zero percent for regulatory purposes.

                                    VALUATION

         The net asset value of each of the Funds, other than the U.S. Treasury Fund, is determined and its Shares are priced as of the close of regular trading of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on each Business Day ("Valuation Time"). The net asset value of the U.S. Treasury Fund is determined and it Shares are priced as of 12:00 p.m. and as of the close of regular trading of the New York Stock Exchange (generally 4:00 p.m. Eastern
Time) on each Business Day ("Valuation Times"). As used herein a "Business Day" constitutes any day on which the New York Stock Exchange (the "NYSE") is open for trading, the Federal Reserve Bank of Richmond is open, any other day except days on which there are not sufficient changes in the value of the Fund's portfolio securities that the Fund's net asset value might be materially affected, or days during which no Shares are tendered for redemption and no orders to purchase Shares are received. Currently, either the NYSE or the Federal Reserve Bank of Richmond is closed on the customary national business holidays of New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas Day.

Valuation of the U.S. Treasury Fund
-----------------------------------

         The U.S. Treasury Fund has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the U.S. Treasury Fund would receive if it sold the instrument. The value of securities in the U.S. Treasury Fund can be expected to vary inversely with changes in prevailing interest rates.

         Pursuant to Rule 2a-7, the U.S. Treasury Fund will maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per Share, provided that the Fund will not purchase any security with a remaining maturity of more than thirteen months (securities subject to repurchase agreements may bear longer maturities) nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. The Group's Board of Trustees has also undertaken to establish procedures reasonably designed, taking into account current market conditions and the U.S. Treasury Fund's investment objective, to stabilize the net asset value per Share of the U.S. Treasury Fund for purposes of sales and redemptions at $1.00. These procedures include review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per Share of the Fund calculated by using available market quotations deviates from $1.00 per Share. In the event such deviation exceeds one-half of one percent, Rule 2a-7 requires that the Board of Trustees promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from the Fund's $1.00 amortized cost price per Share may result in material dilution or other unfair results to new or existing investors, they will take such steps as they consider appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the dollar-weighted average portfolio maturity, withholding or reducing dividends, reducing the number of the Fund's outstanding Shares without monetary consideration, or utilizing a net asset value per Share determined by using available market quotations.


Valuation of the Growth and Income Fund, North Carolina Fund,
Short-Intermediate Fund, Intermediate Bond Fund, Balanced Fund, Small Company Growth Fund, and the Funds of Funds
------------------------------------------------------------------------------


         Portfolio securities for which market quotations are readily available are valued based upon their current available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Unlisted securities for which market quotations are readily available will be valued at the current quoted bid prices. Other securities and assets for which quotations are not readily available, including restricted securities and securities purchased in private transactions, are valued at their fair market value in BB&T's (or PNC Bank's, with respect to the Small Company Growth Fund) best judgment under procedures established by, and under the supervision of the Group's Board of Trustees.


         Among the factors that will be considered, if they apply, in valuing portfolio securities held by the Funds are the existence of restrictions upon the sale of the security by the Fund, the absence of a market for the security, the extent of any discount in acquiring the security, the estimated time during which the security will not be freely marketable, the expenses of registering or otherwise qualifying the security for public sale, underwriting commissions if underwriting would be required to effect a sale, the current yields on comparable securities for debt obligations traded independently of any equity equivalent, changes in the financial condition and prospects of the issuer, and any other factors affecting fair market value. In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

         The Group may use a pricing service to value certain portfolio securities where the prices provided are believed to reflect the fair market value of such securities. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. The methods used by the pricing service and the valuations so established will be reviewed by the Group under the general supervision of the Group's Board of Trustees. Several pricing services are available, one or more of which may be used by BB&T, PNC Bank, and CastleInternational from time to time.

         Investments in debt securities with remaining maturities of 60 days or less may be valued based upon the amortized cost method.


Valuation of the International Equity Fund
------------------------------------------

         Valuation of securities of foreign issuers and those held by the International Equity Fund is as follows: to the extent sale prices are available, securities which are traded on a recognized stock exchange, whether U.S. or foreign, are valued at the latest sale price on that exchange prior to the time when assets are valued or prior to the close of regular trading hours on the NYSE. In the event that there are no sales, the means between the last available bid and asked prices will be used. If a security is traded on more than one exchange, the latest sale price on the exchange where the stock is primarily traded is used. An option or futures contract is valued at the last sales price prior to 4:00 p.m. (Eastern Time), as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, the mean between the last bid and asked prices prior to 4:00 p.m. (EasternTime). In the event that application of these methods of valuation results in a price for a security which is deemed not to be representative of the market value of such security, the security will be valued by, under the direction of or in accordance with a method specified by the Board of Trustees as reflecting fair value. The amortized cost method of valuation will be used with respect to debt obligations with sixty days or less remaining to maturity unless the investment adviser and/or sub-adviser under the supervision of the Board of Trustees determines such method does not represent fair value. All other assets and securities held by the Fund (including restricted securities) are valued at fair value as determined in good faith by the Board of Trustees or by someone under its direction. Any assets which are denominated in a foreign currency are translated into U.S. dollars at the prevailing market rates.

         Certain of the securities acquired by the International Equity Fund may be traded on foreign exchanges or over-the-counter markets on days on which the Fund's net asset value is not calculated. In such cases, the net asset value of the Fund's shares may be significantly affected on days when investors can neither purchase nor redeem shares of the Fund.

         As discussed above, the International Equity Fund may use a pricing service or market/dealer experienced in such matters to Value the Fund's securities.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Each class of Shares in each of the Group's Funds are sold on a continuous basis by BISYS Fund Services ("BISYS"). In addition to purchasing Shares directly from BISYS, Class A, Class B or Trust Shares may be purchased through procedures established by BISYS in connection with the requirements of accounts at BB&T, or BB&T's affiliated or correspondent banks. Customers purchasing Shares of the Group may include officers, directors, or employees of BB&T or BB&T's affiliated or correspondent banks.


Purchase of Class A and Class B Shares
--------------------------------------


         As stated in the Class A and Class B Prospectus, the public offering price of Class A Shares of the Growth and Income Fund, North Carolina Fund, Short-Intermediate Fund, Intermediate Bond Fund, Balanced Fund, Small Company Growth Fund, International Equity Fund and the Funds of Funds is their net asset value next computed after an order is received, plus a sales charge which varies based upon the quantity purchased. The public offering price of such Class A Shares of the Group is calculated by dividing net asset value by the difference (expressed as a decimal) between 100% and the sales charge percentage of offering price applicable to the purchase (see "How to Purchase and Redeem Shares" in the Class A and Class B Prospectus). The offering price is rounded to two decimal places each time a computation is made. The sales charge scale set forth in the Class A and Class B Prospectus applies to purchases of Class A Shares of such a Fund by a Purchaser.


         As stated in the Class A and Class B Prospectus, shares of The U.S. Treasury Fund and Class B Shares of each Fund are sold at their net asset value per share, as next computed after an order is received. However, as discussed in the Class A and Class B Prospectus, the Class B Shares are subject to a Contingent Deferred Sales Charge if they are redeemed prior to the sixth anniversary of purchase. Class B Shares of the U.S. Treasury Fund will be issued only in exchange for Class B Shares of any of the other Funds, or as a temporary investment subject to a mandatory exchange out of the U.S. Treasury Fund for Class B Shares of any of the other Funds within two years of purchase.

         Certain sales of Class A Shares are made without a sales charge, as described in the Class A and Class B Prospectus under the caption "Sales Charge Waivers," to promote goodwill with employees and others with whom BISYS, BB&T and/or the Group have business relationships, and because the sales effort, if any, involved in making such sales is negligible.

         As the Group's principal underwriter, BISYS acts as principal in selling Class A and Class B Shares of the Group to dealers. BISYS re-allows the applicable sales charge as dealer discounts and brokerage commissions. Dealer allowances expressed as a percentage of offering price for all offering prices are set forth in the Class A and Class B Prospectus (see "How to Purchase and Redeem Shares"). From time to time, BISYS will make expense reimbursements for special training of a dealer's registered representatives in group meetings or to help pay the expenses of sales contests. Neither BISYS nor dealers are permitted to delay the placement of orders to benefit themselves by a price change.

Matters Affecting Redemption
----------------------------

         The Group may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Securities and Exchange Commission, (b) the Exchange is closed for other than customary weekend and holiday closings, (c) the Securities and Exchange Commission has by order permitted such suspension, or (d) an emergency exists as a result of which (i) disposal by the Group of securities owned by it is not reasonably practical or (ii) it is not reasonably practical for the Company to determine the fair market value of its total net assets.

         The Group may redeem any class of Shares involuntarily if redemption appears appropriate in light of the Group's responsibilities under the 1940 Act. See "Valuation of the Money Market Funds" above.

                           ADDITIONAL TAX INFORMATION

         It is the policy of each of the Group's Funds to qualify for the favorable tax treatment accorded regulated investment companies under Subchapter M of the Code. By following such policy, each of the Group's Funds expects to eliminate or reduce to a nominal amount the federal income taxes to which such Fund may be subject.

         In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, a Fund must, among other things,
(a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities, and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (b) derive less than 30% of its gross income from the sale or other disposition of certain assets (including stocks and securities) held for less than three months; (c) each year distribute at least 90% of its dividend, interest (including tax-exempt interest), and certain other income and the excess, if any, of its net short-term capital gains over its net long-term capital losses; and (d) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of its assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses. The 30% of gross income test described above may restrict a Fund's ability to sell certain assets held (or considered under Code rules to have been held) for less than three months and to engage in certain hedging transactions

(including hedging transactions in options and futures) that in some circumstances could cause certain Fund assets to be treated as held for less than three months.

         A non-deductible excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of whether they have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined) for the calendar year plus 98% of their capital gain net income for the 1-year period ending on October 31 of such calendar year plus any undistributed amounts from prior years. For the foregoing purposes, a Fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. If distributions during a calendar year by a Fund were less than the required amount, the Fund would be subject to a non-deductible excise tax equal to 4% of the deficiency.

         Each of the Group's Funds will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends and other distributions paid to any Shareholder who has provided either an incorrect taxpayer identification number or no number at all, who is subject to withholding by the Internal Revenue Service for failure properly to report payments of interest or dividends, or who fails to provide a certified statement that he or she is not subject to "backup withholding."

         A Fund's transactions in futures contracts, options, and foreign-currency-denominated securities, and certain other investment and hedging activities of the Fund, will be subject to special tax rules (including "mark-to-market," "straddle," "wash sale," and "short sale" rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's assets, convert short-term capital losses into long-term capital losses, and otherwise affect the character of the Fund's income. These rules could therefore affect the amount, timing, and character of distributions to Shareholders. Income earned as a result of these transactions would, in general, not be eligible for the dividends received deduction or for treatment as exempt-interest dividends when distributed to Shareholders. The Funds will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of the Funds.


         Investment by the Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund."

         A "passive foreign investment company" is any foreign corporation: (i) 75 percent of more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.


         Although each Fund expects to qualify as a "regulated investment company" ("RIC") and to be relieved of all or substantially all Federal income taxes, depending upon the extent of their activities in states and localities in which their offices are maintained, in which their agents or independent contractors are located, or in which they are otherwise deemed to be conducting business, the Funds may be subject to the tax laws of such states or localities. If for any taxable year a Fund does not qualify for the special Federal tax treatment afforded a RIC, all of its taxable income will be subject to Federal income tax at regular corporate rates at the Fund level (without any deduction for distributions to its Shareholders). In addition, distributions to Shareholders will be taxed as ordinary income even if the distributions are attributable to capital gains or exempt interest earned by the Fund.

         Information set forth in the Prospectuses and this Statement of Additional Information which relates to Federal taxation is only a summary of some of the important Federal tax considerations generally affecting purchasers of Shares of the Group's Funds. No attempt has been made to present a detailed explanation of the Federal income tax treatment of a Fund or its Shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of a Fund are urged to consult their tax advisers with specific reference to their own tax situation. In addition, the tax discussion in the Prospectuses and this Statement of Additional Information is based on tax laws and regulations which are in effect on the date of the Prospectuses and this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action.


Additional Tax Information Concerning the International Equity Fund
-------------------------------------------------------------------

         Special rules govern the Federal income tax treatment of the portfolio transactions of the International Equity Fund that are denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, certain preferred stock); (ii) the accruing of certain trade receivables and payables; (iii) the entering into or acquisition of any forward contract or similar financial instruments; and (iv) the entering into or acquisition of any futures contract, option or similar financial instrument, if such instrument is not marked-to-market. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer also is treated as a transaction subject to the special currency rules. With respect to such transactions, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts that are capital assets in the hands of the taxpayer and which are not part of a straddle ("Capital Asset Election"). In accordance with Treasury regulations, certain transactions with respect to which the taxpayer has not made the Capital Asset Election and that are part of a "Section 988 hedging transaction" (as defined in the Code and the Treasury regulations) are integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. "Section 988 hedging transactions" (as identified by such Treasury regulations) are not subject to the market-to-market or loss deferral rules under the Code. Some of the non-U.S. dollar-denominated investments that the International Equity Fund may make (such as non-U.S. dollar-denominated debt securities and obligations and preferred stock) and some of the foreign currency contracts the International Equity Fund may enter into will be subject to the special currency rules described above. Gain or loss attributable to the foreign currency component of transactions engaged in by a Fund which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction.

         In addition, certain forward foreign currency contracts held by the International Equity Fund at the close of the Fund's taxable year will be subject to "mark-to-market" treatment. If the Fund makes the Capital Asset Election with respect to such contracts, the contract will be subject to the 40-60 rule described above. Otherwise, such gain or loss will be ordinary in nature. To receive such Federal income tax treatment, a foreign currency contract must meet the following conditions: (1) the contract must require delivery of a foreign currency of a type in which regulated futures contracts are traded or upon which the settlement value of the contract depends; (2) the contract must be entered into at arm's length at a price determined by reference to the price in the interbank market; and (3) the contract must be traded in the interbank market. The Treasury Department has broad authority to issue regulations under these provisions respecting foreign currency contracts. As of the date of this Statement of Additional Information the Treasury has not issued any such regulations. Forward foreign currency contracts entered into by the International Equity Fund also may result in the creation of one or more straddles for Federal income tax purposes, in which case certain loss deferral, short sales, and wash sales rules and requirements to capitalize interest and carrying charges may apply.


Additional Tax Information Concerning the North Carolina Fund
-------------------------------------------------------------


         As indicated in the Prospectuses, the North Carolina Fund is designed to provide North Carolina Shareholders with current tax-exempt interest income. The Fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the North Carolina Fund would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, so-called Keogh or H.R. 10 plans, and individual retirement accounts. Such plans and accounts are generally tax-exempt and, therefore, would not realize any additional benefit from the dividends of the North Carolina Fund being tax-exempt, and such dividends would be ultimately taxable to the beneficiaries when distributed to them.

         In addition, the North Carolina Fund may not be an appropriate investment for Shareholders who are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business, and whose gross revenues derived with respect to the facilities financed by the issuance of bonds represent more than 5% of the total revenues derived by all users of such facilities, or who occupies more than 5% of the usable area of such facilities, or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related person" includes certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders. Each Shareholder who may be considered a "substantial user" should consult a tax adviser with respect to whether exempt-interest dividends would retain the exclusion under Section 103 of the Code if the Shareholder were treated as a "substantial user" or a "related person."

         The Code permits a RIC which invests at least 50% of its total assets in Tax-Exempt Obligations to pass through to its investors, tax-free, net Tax-Exempt Obligations interest income. The policy of the North Carolina Fund is to pay each year as dividends substantially all the Fund's Tax-Exempt Obligations interest income net of certain deductions. An exempt-interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the North Carolina Fund and designated as an exempt-interest dividend in a written notice mailed to Shareholders within sixty days after the close of the Fund's taxable year, but not to exceed in the aggregate the net Tax-Exempt Obligations interest received by the Fund during the taxable year. The percentage of the total dividends paid for any taxable year which qualifies as federal exempt-interest dividends will be the same for all Shareholders receiving dividends from the North Carolina Fund during such year, regardless of the period for which the Shares were held.

         While the North Carolina Fund does not expect to realize any significant amount of long-term capital gains, any net realized long-term capital gains will be distributed annually. The North Carolina Fund will have no tax liability with respect to such distributed gains, and the distributions will be taxable to Shareholders as long-term capital gains, regardless of how long a Shareholder has held the Shares of the North Carolina Fund. Such distributions will be designated as a capital gains dividend in a written notice mailed by the North Carolina Fund to Shareholders within sixty days after the close of the Fund's taxable year.

         Distributions of exempt-interest dividends, to the extent attributable to interest on North Carolina Tax-Exempt Obligations and to interest on direct obligations of the United States (including territories thereof), are not subject to North Carolina individual or corporate income tax. Distributions of gains attributable to certain obligations of the State of North Carolina and its political subdivisions issued prior to July 1, 1995 are not subject to North Carolina individual or corporate income tax; however, distributions of gains attributable to such types of obligations that were issued after June 30, 1995 will be subject to North Carolina individual or corporate income tax.


         While the North Carolina Fund does not expect to earn any significant amount of investment company taxable income, taxable income earned by the North Carolina Fund will be distributed to Shareholders. In general, the investment company taxable income will be the taxable income of the North Carolina Fund (for example, short-term capital gains) subject to certain adjustments and excluding the excess of any net long-term capital gains for the taxable year over the net short-term capital loss, if any, for such year. Any such income will be taxable to Shareholders as ordinary income (whether paid in cash or additional Shares).

         As indicated in the Prospectuses, the Fund may acquire puts with respect to Tax-Exempt Obligations held in the portfolios. See "INVESTMENT OBJECTIVES AND POLICIES - Additional Information on Portfolio Instruments - Puts" in this Statement of Additional Information. The policy of the North Carolina Fund is to limit the acquisition of puts to those under which the Fund will be treated for Federal income tax purposes as the owner of the Tax-Exempt Obligations acquired subject to the put and the interest on the Tax-Exempt Obligations will be tax-exempt to the Fund. Although the Internal Revenue Service has issued a published ruling that provides some guidance regarding the tax consequences of the purchase of puts, there is currently no guidance available from the Internal Revenue Service that definitively establishes the tax consequences of many of the types of puts that the North Carolina Fund could acquire under the 1940 Act. Therefore, although the North Carolina Fund will only acquire a put after concluding that it will have the tax consequences described above, the Internal Revenue Service could reach a different conclusion from that of the North Carolina Fund. If the North Carolina Fund was not treated as the owners of the Tax-Exempt Obligations, income from such securities would probably not be tax exempt.

         The foregoing is only a summary of some of the important Federal tax considerations generally affecting purchasers of Shares of the North Carolina Fund . No attempt has been made to present a detailed explanation of the Federal or state income tax treatment of the North Carolina Fund or its Shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of the North Carolina Fund are urged to consult their tax advisers with specific reference to their own tax situation. In addition, the foregoing discussion is based on tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action.

SPECIAL CONSIDERATIONS REGARDING INVESTMENT IN NORTH CAROLINA TAX-EXEMPT OBLIGATIONS


         The concentration of investments in North Carolina Tax-Exempt Obligations by the North Carolina Fund raises special investment considerations. In particular, changes in the economic condition and governmental policies of North Carolina and its political subdivisions, agencies, instrumentalities, and authorities could adversely affect the value of the North Carolina Fund and its portfolio securities. This section briefly describes current economic trends in North Carolina. The information set forth below is derived from official statements prepared in connection with the issuance of North Carolina Tax-Exempt Obligations and other sources that are generally available to investors. The Group has not independently verified this information.


         The State of North Carolina has two major operating funds: the General Fund and the Highway Fund. In addition, the 1989 General Assembly created the Highway Trust Fund to provide funding for a major highway construction program. North Carolina derives most of its revenue from taxes, including individual income tax, corporation income tax, sales and use taxes, corporation franchise tax, alcoholic beverage tax, insurance tax, inheritance tax, tobacco products tax, and soft drink tax. North Carolina receives other non-tax revenues which are also deposited in the General Fund. The most important are Federal funds collected by North Carolina agencies, university fees and tuition, interest earned by the North Carolina Treasurer on investments of General Fund moneys and revenues from the judicial branch. The proceeds from the motor fuel tax, highway use tax and motor vehicle license tax are deposited in the Highway Fund and the Highway Trust Fund.

         During the 1989-92 budget years, growth of North Carolina tax revenues slowed considerably, requiring tax increases and budget adjustments, including hiring freezes and restrictions, spending constraints, changes in timing of certain collections and payments, and other short-term budget adjustments necessary to comply with North Carolina's constitutional mandate for a balanced budget. Many areas of North Carolina government were affected. Reductions in capital spending, local government aid, and the use of the budget stabilization reserve, combined with other budget adjustments, brought the budget into balance. Tax increases in the fiscal 1992 budget included a $.01 increase in the North Carolina sales tax and increases in the personal and corporate income tax rates, as well as increases in the tax on cigarettes and alcohol, among other items.

         Fiscal year 1992 ended with a positive fund balance of approximately $164.8 million. By law, $41.2 million of such positive fund balance was required to be reserved in the General Fund of North Carolina as part of a "Savings Reserve," leaving an unrestricted General Fund balance at June 30, 1992 of $123.6 million. Fiscal year 1993 ended with a positive General Fund balance of approximately $537.3 million. Of this amount, $134.3 million was reserved in the Savings Reserve and $57 million was reserved in a Reserve for Repair and Renovation of State Facilities, leaving an unrestricted General Fund balance at June 30, 1993 of $346 million. Fiscal year 1994 ended with a positive General Fund balance of approximately $444.7 million. An additional $178 million was available from a reserved fund balance. Of this aggregate amount, $155.7 million was reserved in the Savings Reserve (bringing the total reserve to $210.6 million after prior withdrawals) and $60 million was reserved in the Reserve for Repair and Renovation of State Facilities (bringing the total reserve to $60 million after prior withdrawals), leaving an unrestricted General Fund balance at June 30, 1994 of $407 million. Fiscal year 1995 ended with a positive General Fund balance of approximately $343.4 million. An additional $269.9 million was available from a reserved fund balance. Of this aggregate amount, $146.3 million was reserved in the Savings Reserve (bringing the total reserve to $423.6 million after prior contributions) and $146.3 million was reserved in the Reserve for Repair and Renovation of State Facilities (bringing the total reserve to $146.3 million after prior withdrawals), leaving an unrestricted General Fund balance at June 30, 1995 of $320.7 million.

         The foregoing results are presented on a budgetary basis. Accounting principles applied to develop data on a budgetary basis differ significantly from those principles used to present financial statements in conformity with generally accepted accounting principles. Based on a modified accrual basis, the General Fund balance at June 30, 1993 and 1994 was $681.5 million and $1,240.9 million, respectively. The foregoing results for fiscal year 1995 are based upon unaudited financial information supplied by the Office of State Budget and Management. Modified accrual basis results were not available as of the date this summary was prepared.

         The 1995-97 biennium budget adopted by the General Assembly authorized continuation funding from the General Fund of $9,512 million for fiscal 1996 and $9,763 million for fiscal 1997. Expansion funds of $280 million for fiscal 1996 were approved, along with capital improvements of $114 million for such fiscal year. For fiscal 1997, $267 million of expansion funds were approved, along with $157 million of capital improvements. Tax reductions of approximately $363 million for fiscal 1996 and $400 million for fiscal 1997 were authorized, principally through the repeal of North Carolina's intangible personal property tax and reductions in North Carolina's unemployment and personal income taxes. The General Assembly also took several measures that benefitted North Carolina's Department of Corrections, including a reservation of $33 million to build new prison beds. State workers generally received a 2% pay increase. The General Assembly also passed a package of tort reform bills that included a cap on punitive damage awards.

         The North Carolina budget is based upon a number of existing and assumed State and non-State factors, including State and national economic conditions, international activity, Federal government policies and legislation and the activities of the State's General Assembly. Such factors are subject to change which may be material and affect the budget. The Congress of the United States is considering a number of matters affecting the Federal government's relationship with state governments that, if enacted into law, could affect fiscal and economic policies of the states, including North Carolina.

         During recent years North Carolina has moved from an agricultural to a service and goods producing economy. According to the North Carolina Employment Security Commission (the "Commission"), in November 1994, North Carolina ranked ninth among the states in non-agricultural employment and eighth in manufacturing employment. The Commission estimated North Carolina's seasonally adjusted unemployment rate in October 1995 to be 3.9% of the labor force, as compared with an unemployment rate of 5.5% nationwide.

         The following are certain cases pending in which the State of North Carolina faces the risk of either a loss of revenue or an unanticipated expenditure which, in the opinion of the North Carolina Department of State Treasurer, would not materially adversely affect the State's ability to meet its financial obligations:

         1. Swanson v. State of North Carolina -- State Tax Refunds - Federal Retirees. In DAVIS V. MICHIGAN (1989), the United States Supreme Court ruled that a Michigan income tax statute which taxed federal retirement benefits while exempting those paid by state and local governments violated the constitutional doctrine of intergovernmental tax immunity. At the time of the DAVIS decision, North Carolina law contained similar exemptions in favor of state and local retirees. Those exemptions were repealed prospectively, beginning with the 1989 tax year. All public pension and retirement benefits are now entitled to a $4,000 annual exclusion.

         Following DAVIS, federal retirees filed a class action suit in federal court in 1989 seeking damages equal to the North Carolina income tax paid on federal retirement income by the class members. A companion suit was filed in state court in 1990. The complaints alleged that the amount in controversy exceeded $140 million. The North Carolina Department of Revenue estimate of refunds and interest liability is $280.89 million as of June 30, 1994. In 1991, the North Carolina Supreme Court ruled in favor of the State in the state court action, concluding that DAVIS could only be applied prospectively and that the taxes collected from the federal retirees were thus not improperly collected. In 1993, the United States Supreme Court vacated that decision and remanded the case back to the North Carolina Supreme Court. The North Carolina Supreme Court then ruled in favor of the State on the grounds that the federal retirees had failed to comply with state procedures for challenging unconstitutional taxes. The United States District Court ruled in favor of the defendants in the companion federal case, and a petition for reconsideration was denied. Plaintiffs appealed to the United States Court of Appeals, which concurred with the lower court's ruling. The United States Supreme Court rejected an appeal, ruling that the lawsuit was a state matter, leaving the North Carolina Supreme Court's ruling in force.

         An additional lawsuit was recently filed in State court by Federal pensioners to recover State income taxes paid on Federal retirement benefits. This case grew out of a claim by Federal pensioners in the original Federal court case in SWANSON. In the new lawsuit, the plaintiffs allege that when the State granted an increase in retirement benefits to State retirees in the same legislation that equalized tax treatment between state and Federal retirees, the increased benefits to State retirees constituted an indirect violation of Davis. The lawsuit seeks a refund of taxes paid by Federal retirees on Federal retirement benefits received in the years 1989 through 1993 and refunds or monetary relief sufficient to equalize the alleged on-going discriminatory treatment for those years. An extension of time to answer the complaint has been filed by the North Carolina Attorney General, who believes that sound legal authority and arguments support the denial of this claim.

         2. Bailey v. State of North Carolina -- State Tax Refunds - State Retirees. State and local governmental retirees filed a class action suit in 1990 as a result of the repeal of the income tax exemptions for state and local government retirement benefits. The original suit was dismissed after the North Carolina Supreme Court ruled in 1991 that the plaintiffs had failed to comply with state law requirements for challenging unconstitutional taxes and the United States Supreme Court denied review. In 1992, many of the same plaintiffs filed a new lawsuit alleging essentially the same claims, including breach of contract, unconstitutional impairment of contract rights by the State in taxing benefits that were allegedly promised to be tax-exempt and violation of several state constitutional provisions.

         On May 31, 1995 the Superior Court issued an order ruling in favor of the plaintiffs. Under the terms of the order, the Superior Court found that the act of the General Assembly that repealed the tax exemption on State and local government retirement benefits is null, void, and unenforceable and that retirement benefits which were vested before August 1989 are exempt from taxation. The North Carolina Attorney General intends to pursue an appeal from this order.

         The North Carolina Attorney General's Office estimates that the amount in controversy is approximately $40-$45 million annually for the tax years 1989 through 1991. In addition, it is anticipated that the decision reached in this case will govern the resolution of tax refund claims made by retired state and local government employees for taxes paid on retirement benefit income for tax years after 1991. Furthermore, if the order of the Superior Court is upheld, its provisions would apply prospectively to prevent future taxation of State and local government retirement benefits that were vested before August 1989.

         3. Fulton Corp. v. Justus. The State's intangible personal property tax levied on certain shares of stock has been challenged by the plaintiff on grounds that it violates the United States Constitution Commerce Clause by discriminating against stock issued by corporations that do all or part of their business outside the State. The plaintiff in the action is a North Carolina corporation that does all or part of its business outside the State. The plaintiff seeks to invalidate the tax in its entirety and to recover tax paid on the value of its shares in other corporations. The North Carolina Court of Appeals invalidated the taxable percentage deduction and excised it from the statute beginning with the 1994 tax year. The effect of this ruling is to increase collections by rendering all stock taxable on 100% of its value. The North Carolina Supreme Court reversed the Court of Appeals and held that the tax is valid and constitutional. The plaintiff's petition for review by the United States Supreme Court was granted. A decision is expected by mid-1996. Net collections from the tax for the fiscal year ended June 30, 1993 amounted to $120.6 million. The North Carolina Attorney General's Office believes that sound legal arguments support the State's position. In April 1995, the North Carolina General Assembly repealed North Carolina's intangible personal property tax, effective for taxable years beginning on or after January 1, 1995.

         In October, 1993, the State issued a total of $194.7 million general obligation bonds (consisting of $87.5 million Prison and Youth Services Facilities Bonds, $61 million Public Improvement Refunding Bonds, $30.2 million Highway Refunding Bonds, and $16 million Clean Water Refunding Bonds). An additional $67.5 million general obligation bonds (Prison and Youth Services Facilities Bonds) were issued in November, 1993. On November 2, 1993, a total of $740 million general obligation bonds (consisting of $310 million University Improvement Bonds, $250 million Community College Bonds, $145 million Clean Water Bonds, and $35 million State Parks Bonds) were approved by the voters of the State. Pursuant to this authorization, the State issued $400 million general obligation bonds (Capital Improvement Bonds) in January, 1994. The proceeds of these Capital Improvement Bonds may be used for any purpose for which the proceeds of the University Improvement Bonds, Community College Bonds, and State Parks Bonds may be used (none of such proceeds may be used for Clean Water purposes). An additional $60 million general obligation bonds (Clean Water Bonds) were issued in September and October, 1994. The remaining $85 million in general obligation bonds (Clean Water Bonds) were issued in June and July, 1995. The offering of the remaining $195 million of these authorized bonds is anticipated to occur over the next two years.

         Currently, Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and Fitch Investors Service, Inc. rate North Carolina general obligation bonds Aaa, AAA, and AAA, respectively. See the Appendix to this Statement of Additional Information.

                      MANAGEMENT OF BB&T MUTUAL FUNDS GROUP

Officers
--------

         The officers of each Fund of the Group, their current addresses, and principal occupations during the past five years are as follows (if no address is listed, the address is 3435 Stelzer Road, Columbus, Ohio 43219):

                     Position(s) Held          Principal Occupation
Name and Address     With the Group            During the Past 5 Years
----------------     --------------            -----------------------
J. David Huber       Chairman and Trustee      From December 19897 to present,
                                               employee of BISYS Fund Services.

D'Ray M. Brewer      President and          From February 1990 to present,
                     Secretary              employee of BISYS Fund Services;
                                            April 1987 to November 1989,
                                            employee of Pamco Securities and
                                            Insurance Services.

George R. Landreth   Treasurer              From December, 1992 to present,
                                            employee of BISYS Fund Services;
                                            from July, 1991 to December,
                                            1992, employee of PNC Financial
                                            Corp.;   from October, 1984 to
                                            July, 1991, employee of The
                                            Central Trust Co., N.A.

Richard B. Ille      Vice President and     From July 1990 to present,
                     Assistant Secretary    employee of BISYS Fund Services;
                                            from May 1989 to July 1990,
                                            employee of BISYS Fund Services
                                            Ohio, Inc.

Alaina J. Metz       Assistant Secretary    From June 1995 to present,
                                            employee, BISYS Fund Services;
                                            from May 1989 June 1995,
                                            Supervisor, Mutual Fund Legal
                                            Department, Alliance Capital
                                            Management.

Steven G. Mintos     Vice President         From January, 1987 to present,
                                            employee and Limited Partner of
                                            BISYS Fund Services; from 1988
                                            to present, Vice President of
                                            BISYS Fund Services Ohio,
                                            Inc., in 1986, Vice President of
                                            BISYS Fund Services Ohio, Inc.

Roy E. Rogers        Vice President         From September, 1986 to present,
                                            employee of BISYS Fund Services
                                            or BISYS Fund Services Ohio, Inc.

Charles L. Booth     Assistant Secretary    From April, 1988 to present,
                                            employee of BISYS Fund Services.


         The officers of the Group receive no compensation directly from the Group for performing the duties of their offices. BISYS Fund Services (formerly known as The Winsbury Company) receives fees from the Group for acting as Administrator and BISYS Fund Services Ohio, Inc. (formerly known as The Winsbury Service Corporation) receives fees from the Group for acting as Transfer Agent and for providing fund accounting services to the Group.

                              COMPENSATION TABLE 1
                              --------------------
                                                                                                         Total
                                                        Pension or                                       Compen-
                                                        Retirement                                       sation
                               Aggregate                Benefits                 Estimated               from the
                               Compensation             Accrued As               Annual                  Group
Name of Person,                from the                 Part of Fund             Benefits Upon           Paid to
Position                       Group                    Expenses                 Retirement              Trustee
--------                       -----                    --------                 ----------              -------
J. David Huber                 None                     None                     None                    None
Chairman of the Board

W. Ray Long                    None                     None                     None                    None
Trustee

William E. Graham              $6,625                   None                     None                    $6,625
Trustee

Thomas W. Lambeth              $6,625                   None                     None                    $6,625
Trustee

Robert W. Stewart              $6,625                   None                     None                    $6,625
Trustee

Sean M. Kelly                  None                     None                     None                    None
Trustee

1 Figures are for the Funds' fiscal year ended September 30, 1995. The Group includes eight separate series ("Funds"), as well as three additional series (the "Funds of Funds").



Investment Adviser
------------------

         Investment advisory and management services are provided to each Fund of the Group by BB&T pursuant to an Investment Advisory Agreement ("Advisory Agreement") dated October 1, 1992.

         The Advisory Agreement provides that BB&T shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Group in connection with the performance of such Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of BB&T in the performance of its duties, or from reckless disregard by BB&T of its duties and obligations thereunder.


         Unless sooner terminated, the Advisory Agreement will continue in effect until September 30, 1997 as to each of the Funds and from year to year if such continuance is approved at least annually by the Group's Board of Trustees or by vote of the holders of a majority of the outstanding Shares of that Fund (as defined under "GENERAL INFORMATION - Miscellaneous"). The Advisory Agreement is terminable as to a particular Fund at any time upon 60 days' written notice without penalty by the Trustees, by vote of the holders of a majority of the outstanding Shares of that Fund, or by BB&T. The Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.


         For the period from commencement of operations of each fund to September 30, 1993 none of the Funds paid any investment advisory fees to BB&T because all such fees were waived. For the fiscal year ended September 30, 1994, the Funds paid the following investment advisory fees to BB&T: U.S. Treasury Fund: $204,566; Short-Intermediate U.S. Government Fund: $130,609; Intermediate U.S. Government Fund: $173,548; Growth and Income Stock Fund:
$242,139; North Carolina Tax-Free Fund: $94,776; and Balanced Fund: $96,932. The Small Company Growth Fund had not commenced operations as of September 30, 1994. For the fiscal year ended September 30, 1995, the Funds paid the following investment advisory fees to BB&T: U.S. Treasury Fund: $388,183 (which is $21,654 less than the maximum amount of advisory fees, if charged); Short-Intermediate U.S. Government Fund: $228,774 (which is $74,712 less than the maximum amount of advisory fees, if charged); Intermediate U.S. Government
Fund: $353,884 (which is $116,052 less than the maximum amount of advisory fees, if charged); Growth and Income Stock Fund $530,197 (which is $328,103 less than the maximum amount of advisory fees, if charged); North Carolina Tax-Free
Fund: $170,331 (which is $56,780 less than the maximum amount of advisory fees, if charged); and Balanced Fund: $224,803 (which is $144,035 less than the maximum amount of advisory fees, if charged). For the period from commencement of operations, December 7, 1994, to September 30, 1995 the Small Company Growth Fund paid $67,765 in investment advisory fees to BB&T (which is $497 less than the maximum amount of advisory fees, if charged). The Funds of Funds and the International Equity Fund had not commenced operations as of September 30, 1995.


Investment Sub-Adviser
----------------------

         Investment sub-advisory and management services are provided to the Small Company Growth Fund by PNC Bank, National Association ("PNC Bank") pursuant to a Sub-Advisory Agreement ("Sub-Advisory Agreement") dated as of November 9, 1994 between BB&T and PNC Bank.

         The Sub-Advisory Agreement provides that PNC Bank shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Group in connection with the performance of such Sub-Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of PNC Bank in the performance of its duties, or from reckless disregard by PNC Bank of its duties and obligations thereunder.


         Unless sooner terminated, the Sub-Advisory Agreement will continue in effect until September 30, 1997 and thereafter will continue from year to year if such continuance is approved at least annually by the Group's Board of Trustees or by vote of the holders of a majority of the outstanding Shares of the Fund (as defined under "GENERAL INFORMATION - Miscellaneous"). The Sub-Advisory Agreement is terminable at any time without penalty by the Trustees, by vote of the holders of a majority of the outstanding Shares of the Fund, or, on 60 days' written notice, by PNC Bank or by BB&T. The Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.


         The Small Company Growth Fund did not pay any investment sub-advisory fees to PNC Bank for the period ended September 30, 1994 because the Fund had not yet commenced operations. For the period from commencement of operations, December 7, 1994, to September 30, 1995, the Small Company Growth Fund paid $34,132 in investment sub-advisory fees to PNC Bank.

         From time to time, advertisements, supplemental sales literature and information furnished to present or prospective shareholders of the Group may include descriptions of the investment sub-adviser including, but not limited to, (i) descriptions of the sub-adviser's operations; (ii) descriptions of certain personnel and their functions; and (iii) statistics and rankings related to the sub-adviser's operations.


Investment Sub-Adviser
----------------------

         Investment sub-advisory and management services are provided to the International Equity Fund by CastleInternational Asset Management Limited ("CastleInternational"), a wholly-owned subsidiary of PNC Bank, pursuant to a Sub- Advisory Agreement ("Sub-Advisory Agreement") dated as of ___________, 1996 between BB&T and PNC Bank.

         Unless sooner terminated, the Sub-Advisory Agreement will continue in effect until __________, 1998 and thereafter will continue from year to year if such continuance is approved at least annually by the Group's Board of Trustees or by vote of the holders of a majority of the outstanding Shares of the Fund (as defined under "GENERAL INFORMATION - Miscellaneous"). The Sub-Advisory Agreement is terminable at any time without penalty by the Trustees, by vote of the holders of a majority of the outstanding Shares of the Fund, or, on 60 days' written notice, by CastleInternational, or by BB&T. The Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

         From time to time, advertisements, supplemental sales literature and information furnished to present or prospective shareholders of the Group may include descriptions of the investment sub-adviser including, but not limited to, (i) descriptions of the sub-adviser's operations; (ii) descriptions of certain personnel and their functions; and (iii) statistics and rankings related to the sub-adviser's operations.


Portfolio Transactions
----------------------


         Pursuant to the Advisory Agreement, BB&T (and PNC Bank, with respect to the Small Company Growth Fund and CastleInternational, with respect to the International Equity Fund) determines, subject to the general supervision of the Board of Trustees of the Group and in accordance with each Fund's investment objective and restrictions, which securities are to be purchased and sold by a Fund, and which brokers are to be eligible to execute such Fund's portfolio transactions. Purchases and sales of portfolio securities with respect to the Growth and Income Fund, North Carolina Fund, Short-Intermediate Fund, Intermediate Bond Fund, Small Company Growth Fund, International Equity Fund and the Funds of Funds usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include (but not in the case of mutual fund shares purchased by the Funds of Funds) a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Group, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere. While BB&T (and PNC Bank, with respect to the Small Company Growth Fund and CastleInternational with respect to the International Equity Fund) generally seeks competitive spreads or commissions, the Group may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

         Allocation of transactions, including their frequency, to various dealers is determined by BB&T (and PNC Bank, with respect to the Small Company Growth Fund and CastleInternational with respect to the International Equity
Fund) in its best judgment and in a manner deemed fair and reasonable to Shareholders. The major consideration in allocating brokerage business is the assurance that the best execution is being received on all transactions effected for all accounts. Brokerage will at times be allocated to firms that supply research, statistical data and other services when the terms of the transaction and the capabilities of different broker/dealers are consistent with the guidelines set forth in Section 28(e) of the Securities Exchange Act of 1934. Information so received is in addition to and not in lieu of services required to be performed by BB&T (and PNC Bank, with respect to the Small Company Growth Fund and CastleInternational with respect to the International

Equity Fund) and does not reduce the advisory fees payable to BB&T , PNC Bank or CastleInternational. Such information may be useful to BB&T, PNC Bank or CastleInternational in serving both the Group and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to BB&T or PNC Bank in carrying out its obligations to the Group.

         Except as otherwise disclosed to the Shareholders of the Funds and as permitted by applicable rules and regulations, BB&T, PNC Bank and CastleInternational will not execute portfolio transactions on behalf of the Funds through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with BB&T, PNC Bank, CastleInternational, BISYS Fund Services, or their affiliates, and will not give preference to BB&T's or PNC Bank's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

         Investment decisions for each Fund of the Group are made independently from those for the other Funds or any other investment company or account managed by BB&T and PNC Bank and CastleInternational. Any such other investment company or account may also invest in the same securities as the Group. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another Fund of the Group, investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which BB&T, PNC Bank or CastleInternational believes to be equitable to the Fund(s) and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, BB&T, PNC Bank or CastleInternational may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other Funds or for other investment companies or accounts in order to obtain best execution. As provided by the Advisory Agreement and the Sub-Advisory Agreements, in making investment recommendations for the Group, BB&T, PNC Bank or CastleInternational will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Group is a customer of BB&T, PNC Bank, or CastleInternational, their parents, subsidiaries, or affiliates, and, in dealing with their customers, BB&T, PNC Bank, CastleInternational, their parents, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Group.


Glass-Steagall Act
------------------

         In 1971, the United States Supreme Court held in INVESTMENT COMPANY INSTITUTE V. CAMP that the Federal statute commonly referred to as the Glass-Steagall Act prohibits a bank from operating a mutual fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision: (a) forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but (b) do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, and custodian to such an investment company. In 1981, the United States Supreme Court held in BOARD OF GOVERNORS OF THE FEDERAL RESERVE SYSTEM V. INVESTMENT COMPANY INSTITUTE that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies. In the BOARD OF GOVERNORS case, the Supreme Court also stated that if a bank complied with the restrictions imposed by the Board in its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to investment companies, a bank performing investment advisory services for an investment company would not violate the Glass-Steagall Act.


         BB&T , PNC Bank, and CastleInternational believe that they possess the legal authority to perform the services for each Fund contemplated by the Advisory Agreement and Sub-Advisory Agreements and described in the Prospectuses and this Statement of Additional Information and has so represented in the Advisory Agreement and Sub-Advisory Agreements. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent or restrict BB&T, PNC Bank, or CastleInternational from continuing to perform such services for the Group. Depending upon the nature of any changes in the services which could be provided by BB&T, PNC Bank, or CastleInternational, the Board of Trustees of the Group would review the Group's relationship with BB&T, PNC Bank, or CastleInternational and consider taking all action necessary in the circumstances.

         Should future legislative, judicial, or administrative action prohibit or restrict the proposed activities of BB&T, PNC Bank, or CastleInternational or their affiliated and correspondent banks (the "Banks") in connection with Customer's purchases of Shares of the Group, the Banks might be required to alter materially or discontinue the services offered by them to Customers. It is not anticipated, however, that any change in the Group's method of operations would affect its net asset value per Share or result in financial losses to any Customer.


Manager and Administrator
-------------------------

         BISYS serves as administrator (the "Administrator") to each Fund pursuant to the Management and Administration Agreement dated as of October 1, 1992, as amended (the "Administration Agreement"). The Administrator assists in supervising all operations of each

Fund (other than those performed by BB&T and PNC Bank under the Advisory Agreement and Sub-Advisory Agreement, those performed by Star Bank, N.A. (the "Custodian") under its custodial services agreement with the Group and those performed by BISYS Fund Services Ohio, Inc. under its transfer agency and shareholder service and fund accounting agreements with the Group). The Administrator is a broker-dealer registered with the Securities and Exchange Commission, and is a member of the National Association of Securities Dealers, Inc. The Administrator provides financial services to institutional clients.

         Under the Administration Agreement, the Administrator has agreed to monitor the net asset value of the U.S. Treasury Fund, to maintain office facilities for the Group, to maintain the Group's financial accounts and records, and to furnish the Group statistical and research data and certain bookkeeping services, and certain other services required by the Group. The Administrator prepares annual and semi-annual reports to the Securities and Exchange Commission, prepares Federal and state tax returns, prepares filings with state securities commissions, and generally assists in supervising all aspects of the Group's operations other than those performed by BB&T under the Advisory Agreement, those by Star Bank, N.A. under its custodial services agreement with the Group and those performed by BISYS Fund Services Ohio, Inc. under its transfer agency and shareholder service and fund accounting agreements with the Group. Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

         Under the Administration Agreement for expenses assumed and services provided as manager and administrator, the Administrator receives a fee from each Fund equal to the lesser of (a) a fee computed at the annual rate of twenty one-hundredths of one percent (.20%) of such Fund's average daily net assets or
(b) such fee as may from time to time be agreed upon in writing by the Group and the Administrator. A fee agreed to in writing from time to time by the Group and the Administrator may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower a Fund's expenses and increase the net income of such Fund during the period when such lower fee is in effect.

         For the periods from commencement of operations of each Fund to September 30, 1993, for the fiscal year ended September 30, 1994 and for the fiscal year ended September 30, 1995, each of the Funds paid the following administration fees to the Administrator: U.S. Treasury Fund: $143,544, $161,741, and $204,919, respectively; Short-Intermediate U.S. Government Fund:
$59,421, $103,554, and $101,143, respectively; Intermediate U.S. Government
Fund: $113,178, $136,908, and $156,602 respectively; Growth and Income Stock
Fund: $113,897, $191,291, and $231,669 (which is $282 less than the maximum amount of administration fees, if charged), respectively; North Carolina Tax-Free Fund: $15,206, $22,474, and $56,787 (which is $18,917 less than the maximum amount of administration fees, if charged), respectively; and Balanced Fund:
$3,077, $71,791, and $99,630, respectively. For the period from commencement of operations to September 30, 1995, the Small Company Growth Fund paid $13,553 in administration fees to the Administrator (which is $95 less than the maximum amount of administration fees, if charged). The Small Company Growth Fund had not commenced operations for the period ended September 30, 1993 or the fiscal year ended September 30, 1995 and therefore paid no administration fees for those periods. As of September 30, 1995, the Funds of Funds and the International Equity Fund had not yet commenced operations and therefore paid no administration fees for any of the above-mentioned periods.


         The Administration Agreement shall, unless sooner terminated as provided in the Administration Agreement (described below), continue until September 30, 1997. Thereafter, the Administration Agreement shall be renewed automatically for successive five year terms, unless written notice not to renew is given by the non-renewing party to the other party at least 60 days prior to the expiration of the then-current term. The Administration Agreement is terminable with respect to a particular Fund only upon mutual agreement of the parties to the Administration Agreement and for cause (as defined in the Administration Agreement) by the party alleging cause, on not less than 60 days notice by the Group's Board of Trustees or by the Administrator.

         The Administration Agreement provides that the Administrator shall not be liable for any loss suffered by the Group in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.

Expenses
--------


         If total expenses incurred by any of the Funds in any fiscal year exceed expense limitations imposed by applicable state securities regulations, BB&T, PNC Bank, CastleInternational, and the Administrator will reduce their own fees by the amount of such excess in proportion to their respective fees. As of the date of the Prospectuses and this Statement of Additional Information, there are no state expense limitations applicable to the Group. Any fee reduction by BB&T, PNC Bank, CastleInternational, and the Administrator will be estimated daily and reconciled on a monthly basis. Fees imposed upon customer accounts by BB&T, PNC Bank, or their affiliated or correspondent banks for cash management services are not included within Group expenses for purposes of any such expense limitation. Each Fund also bears expenses incurred in pricing securities owned by the Fund.


Distributor
-----------

         BISYS serves as distributor to each Fund of the Group pursuant to a Distribution Agreement dated October 1, 1993, (the "Distribution Agreement"). The Distribution Agreement provides that, unless sooner terminated it will continue in effect for continuous one-year periods if such continuance is approved at least annually (i) by the Group's Board of Trustees or by the vote of a majority of the outstanding Shares of the Funds or Fund subject to such Distribution Agreement, and (ii) by the vote of a majority of the Trustees of the

Group who are not parties to such Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to such Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

         The fee of .50% of average daily net assets of Class A Shares of each Fund (WHICH HAS BEEN VOLUNTARILY REDUCED TO .25%) and the fee of 1.00% of average daily net assets of Class B Shares of each Fund payable under the Fund's Distribution Plan, to which Class A and Class B Shares of each Fund of the Group are subject, is described in the Class A and Class B Prospectus.


         For the period from commencement of operations of each Fund to September 30, 1993, and for the fiscal years ended September 30, 1994 and September 30, 1995, each of the Funds paid the following fees under the Distribution Plan for Investor Shares (now redesignated as Class A Shares): U.S. Treasury Fund: $345, $2,502, and $14,832 (which is $14,832 less than the maximum amount of fees under the Distribution Plan, if charged), respectively; Short-Intermediate U.S. Government Fund: $10,635, $27,203, and $19,162 (which is $19,117 less than the maximum amount of fees under the Distribution Plan, if charged), respectively; Intermediate U.S. Government Fund: $4,086, $17,090, and $15,210 (which is $15,187 less than the maximum amount of fees under the Distribution Plan, if charged), respectively; Growth and Income Stock Fund:
$6,133, $18,374, and $21,918 (which is $21,955 less than the maximum amount of fees under the Distribution Plan, if charged), respectively; North Carolina Tax-Free Fund: $2,812, $20,507, and $13,671 (which is $31,865 less than the maximum amount of fees under the Distribution Plan, if charged), respectively; and Balanced Fund: $233, $16,172, and $20,985 (which is $20,993 less than the maximum amount of fees under the Distribution Plan, if charged), respectively. For the period from commencement of operations, December 7, 1994, to September 30, 1995, the Small Company Growth Fund paid $935 in fees under the Distribution Plan for Class A Shares (which is $950 less than the maximum amount of fees under the Distribution Plan, if charged). The Small Company Growth Fund had not yet commenced operations for the period ended September 30, 1993 or the fiscal year ended September 30, 1994 and, therefore, paid no distribution fees during those periods.


         The Distribution Plan was initially approved on August 18, 1992 by the Fund's Board of Trustees, including a majority of the trustees who are not interested persons of the Fund (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Distribution Plan (the "Independent Trustees"). An Amended and Restated Distribution Plan reflecting the creation of Class B Shares was approved on September 21, 1995. The Distribution Plan provides for fees only upon the Class A and Class B Shares of each Fund.

         On October 1, 1993, The Winsbury Company (now known as BISYS Fund Services) and its affiliated companies, including The Winsbury Service Corporation (now known as BISYS Fund Services Ohio, Inc.), were acquired by the BISYS Group, Inc., a publicly held company which is a provider of information processing, loan servicing and 401(k) administration and record-keeping services to and through banking and other financial organizations.

         The Distribution Agreement is the successor to the previous distribution agreement, which terminated automatically by its terms upon consummation of the acquisition of Winsbury by The BISYS Group, Inc. The Distribution Agreement was unanimously approved by the Board of Trustees of the Group, and is materially identical to the terminated distribution agreement.

         In accordance with Rule 12b-1 under the 1940 Act, the Distribution Plan may be terminated with respect to any Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding Class A or Class B Shares of that Fund. The Distribution Plan may be amended by vote of the Fund's Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change in the Distribution Plan that would materially increase the distribution fee with respect to a Fund requires the approval of the holders of that Fund's Class A and Class B Shares. The Group's Board of Trustees will review on a quarterly and annual basis written reports of the amounts received and expended under the Distribution Plan (including amounts expended by the Distributor to Participating Organizations pursuant to the Servicing Agreements entered into under the Distribution Plan) indicating the purposes for which such expenditures were made.

Custodian
---------


         Star Bank, N.A. serves as the Group's Custodian. Bank of New York serves as the International Equity Fund's Custodian.


Transfer Agent and Fund Accounting Services
-------------------------------------------

         BISYS Fund Services Ohio, Inc. (formerly known as The Winsbury Service Corporation) serves as transfer agent to each Fund of the Group pursuant to a Transfer Agency Agreement with the Group.

         BISYS Fund Services Ohio, Inc. also provides fund accounting services to each of the Funds pursuant to a Fund Accounting Agreement with the Group. Under the Fund Accounting Agreement, BISYS Fund Services Ohio, Inc. receives a fee from each Fund at the annual rate of .03% of such Fund's average daily net assets, subject to a minimum annual fee.

Independent Accountants
-----------------------

         KPMG Peat Marwick LLP ("KPMG") has been selected as independent certified public accountants. KPMG's address is Two Nationwide Plaza, Suite 1600, Columbus, Ohio 43215.

Legal Counsel
-------------

         Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, DC 20005 are counsel to the Group.

                             PERFORMANCE INFORMATION

Yields of the U.S. Treasury Fund
--------------------------------

         As summarized in the Prospectuses of the U.S. Treasury Fund under the heading "Performance Information," the "yield" of the U.S. Treasury Fund for a seven-day period (a "base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but will not include realized gains or losses or unrealized appreciation or depreciation on portfolio investments. Yield may also be calculated on a compound basis (the "effective yield") which assumes that net income is reinvested in Fund shares at the same rate as net income is earned for the base period.

         The yield and effective yield of the U.S. Treasury Fund will vary in response to fluctuations in interest rates and in the expenses of the Fund. For comparative purposes the current and effective yields should be compared to current and effective yields offered by competing financial institutions for that base period only and calculated by the methods described above.

         With respect to Investor Shares (now redesignated as Class A Shares), for the seven-day period ended September 30, 1995, the yield and effective yield of the U.S. Treasury Fund calculated as described above was 4.80% and 4.92%, respectively. With respect to Trust Shares, for the seven-day period ended September 30, 1995, the yield and effective yield of the U.S. Treasury Fund calculated as described above was 5.05% and 5.18%, respectively.

         There is no yield information available for Class B Shares, which had not commenced operations as of the date of this Statement of Additional Information.

Yields of the Other Funds of the Group
--------------------------------------


         As summarized in the Prospectuses under the heading "Performance Information," yields of the Growth and Income Fund, North Carolina Fund, Short-Intermediate Fund, Intermediate Bond Fund, Balanced Fund, Small
Company Growth Fund, International Equity Fund, and the Funds of Funds will be computed by annualizing net investment income per share for a recent 30-day period and dividing that amount by the maximum offering price per share (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period, according to the following formula:


                                       a-b
                   30-Day Yield = 2[( ----- +1)to the 6th power-1]
                                       cd

         In the above formula, "a" represents dividends and interest earned by a particular class during the 30-day base period; "b" represents expenses accrued to a particular class for the 30-day base period (net of reimbursements); "c" represents the average daily number of shares of a particular class outstanding during the 30-day base period that were entitled to receive dividends; and "d" represents the maximum offering price per share of a particular class on the last day of the 30-day base period.


         Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The yield of each of the Funds will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Group allocated to each Fund. These factors and possible differences in the methods used in calculating yield should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund's shares and to the relative risks associated with the investment objectives and policies of each Fund.

         The North Carolina Fund may also advertise a "tax equivalent yield" and a "tax equivalent effective yield." Tax equivalent yield will be computed by dividing that portion of the North Carolina Fund's yield which is tax-exempt by the difference between one and a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt. The tax equivalent effective yield for the North Carolina Fund is computed by dividing that portion of the effective yield of the North Carolina Fund which is tax-exempt by the difference between one and a stated income tax rate and adding the product to that portion, if any, of the effective yield of the Fund that is not tax-exempt.


         With respect to Investor Shares (now redesignated as Class A Shares), for the 30-day period ended September 30, 1995, the yields of the Funds were as follows: Short-

Intermediate Fund -- 4.71% (with maximum sales load) and 4.81% (with no sales load); Intermediate Bond -- 5.13% (with maximum sales load) and 5.24% (with no sales load); North Carolina Tax-Free Fund -- 3.29% (with maximum sales load) and 3.36% (with no sales load); and Balanced Fund -- 3.33% (with maximum sales load) and 3.46% (with no sales load). With respect to Investor Shares, the tax-equivalent yield for the North Carolina Fund for the same period was 5.45% (with maximum sales load) and 5.56% (with no sales load).


         With respect to Trust Shares, for the 30-day period ended September 30, 1995, the yields of each of the Funds were as follows: Short-Intermediate Fund -- 5.05%; Intermediate Bond Fund -- 5.49%; North Carolina Tax-Free Fund -- 3.51%; and Balanced Fund -- 3.72% (with no sales load). With respect to Trust Shares, the tax-equivalent yield for the North Carolina Fund for the same period was 5.81%. There is no yield information available for the Trust Shares of the Funds of Funds, the International Equity Fund or for the Class B Shares of each Fund, which had not commenced operations as of the date of this Statement of Additional Information.

         Investors in the Growth and Income Fund, North Carolina Fund, Short-Intermediate Fund, Intermediate Bond Fund, Balanced Fund , Small Company Growth Fund, International Equity Fund, and Funds of Funds, are specifically advised that share prices, expressed as the net asset values per share, will vary just as yields will vary.


Calculation of Total Return
---------------------------

         Total Return is a measure of the change in value of an investment in a Fund over the period covered, assuming the investor paid the current maximum applicable sales charge on the investment and that any dividends or capital gains distributions were reinvested in the Fund immediately rather than paid to the investor in cash. The formula for calculating Total Return includes four steps: (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Fund all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period; and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year.

         With respect to Investor Shares (now redesignated as Class A Shares), for the period since commencement of operations of each of the Funds through September 30, 1995, average annual total returns (with maximum sales load) for the Short-Intermediate, Intermediate Bond, Growth and Income, North Carolina , and Balanced Funds were 4.34%, 5.29%, 11.53%, 3.58%, and 6.71%, respectively. For the same period, average annual total returns (without sales load) for the Short-Intermediate, Intermediate Bond, Growth and Income, North

Carolina, U.S. Treasury and Balanced Funds were 5.07%, 5.99%, 13.08%, 4.28%, 3.40% and 8.68%, respectively.

         With respect to Trust Shares, for the period since commencement of operations of each of the Funds through September 30, 1995, average annual total return for the Short-Intermediate, Intermediate Bond, Growth and Income, North Carolina, U.S. Treasury and Balanced Funds were 5.30%, 6.24%, 13.37%, 4.39%, 3.60% and 8.81%, respectively. The Funds of Funds and the International Equity Fund had not commenced operations as of September 30, 1995.


         With respect to Investor Shares (now redesignated as Class A Shares), for the one-year period ended September 30, 1995, average annual total returns (with maximum sales load) for the Short-Intermediate, Intermediate Bond, Growth and Income, North Carolina Tax-Free, and Balanced Funds were 6.52%, 10.38%, 15.79%, 5.45%, and 13.24%, respectively. For the same period, average annual total returns (without sales load) for the Short-Intermediate, Intermediate Bond, Growth and Income, North Carolina Tax-Free, U.S. Treasury and Balanced Funds were 8.74%, 12.63%, 20.62%, 7.61%, 4.81% and 18.00%, respectively.


         With respect to Trust Shares, for the one-year period ended September 30, 1995, average annual total return for the Short-Intermediate, Intermediate Bond, Growth and Income, North Carolina, U.S. Treasury, and Balanced Funds were 9.01%, 12.91%, 20.88%, 7.77%, 5.07% and 18.23%, respectively. The Funds of
Funds and the International Equity Fund had not commenced operations as of September 30, 1995.


         For the period from December 7, 1994 (the inception of the Small Company Growth Fund) to September 30, 1995, the aggregate total return of the Fund's Investor Shares was 39.44% (with maximum sales load) and 45.70% (with no sales load), and the aggregate total return of the Fund's Trust Shares was 45.30%. Aggregate total return is calculated similarly to annual total return, except that the return is aggregated, rather than annualized.


         The yields, effective yields, tax-equivalent yields, tax-equivalent effective yields, and total return set forth above were calculated for each class of each Fund's Shares. No yield information is available for Class B Shares of the Funds, the Trust Shares of the Funds of Funds or the International Equity Fund, which had not commenced operations as of the date of this Statement of Additional Information.


         At any time in the future, yields and total return may be higher or lower than past yields, there can be no assurance that any historical results will continue.

Performance Comparisons
-----------------------

         YIELD AND TOTAL RETURN. From time to time, performance information for the Funds showing their average annual total return and/or yield may be included in advertisements or in information furnished to present or prospective shareholders and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services as having the same investment objectives may from time to time be included in advertisements.

         From time to time, the Group may include the following types of information in advertisements, supplemental sales literature and reports to
Shareholders: (1) discussions of general economic or financial principals (such as the effects of inflation, the power of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the Funds within the Group, (5) descriptions of investment strategies for one or more of such Funds; (6) descriptions or comparisons of various savings and investment products (including, but not limited to, insured bank products, annuities, qualified retirement plans and individual stocks and bonds), which may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons that have invested in one or more of the Funds. The Funds may also include in these communications calculations, such as hypothetical compounding examples, that describe hypothetical investment results, such performance examples will be based on an express set of assumptions and are not indicative of performance of any of the Funds.

         Total return and/or yield may also be used to compare the performance of the Funds against certain widely acknowledged standards or indices for stock and bond market performance. The Standard & Poor's Composite Index of 500 stocks (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 Stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange.

         The NASDAQ-OTC Price Index (the "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of 100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the National Association of Securities Dealers Automated Quotations ("NASDAQ") system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded.


         The Morgan Stanley Capital International Europe, Australia and the Far East Index ("EAFE") is an index composed of a sample of companies representative of the market structure of twenty European and Pacif Basin countries. The Index represents the evolution of an unmanaged portfolio consisting of all domestically listed stocks.


         The Shearson Lehman Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

         The Lehman Brothers Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized statistical rating organization ("NRSRO").

         Current yields or performance will fluctuate from time to time and are not necessarily representative of future results. Accordingly, a Fund's yield or performance may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Yield and performance are functions of quality, composition, and maturity, as well as expenses allocated to the Fund. Fees imposed upon customer accounts by BB&T or its affiliated or correspondent banks for cash management services will reduce a Fund's effective yield to Customers.


         In addition, with respect to the North Carolina Fund, the benefits of tax-free investments may be communicated in advertisements or communications to shareholders. For example, the table below presents the approximate yield that a taxable investment must earn at various income brackets to produce after-tax yields equivalent to those of tax-exempt investments yielding from 3.00% to 5.50%. The yields below are for illustration purposes only and are not intended to represent current or future yields for the North Carolina Fund, which may be higher or lower than those shown. The rates shown in the table below are subject to adjustment for the Internal Revenue Service inflation indexation. Investors should consult their tax advisers with specific reference to their own tax situation.


                  APPROXIMATE YIELD TABLE: NORTH CAROLINA FUND
-----------------------------------------------------------------------------------------------------------------------------------
SINGLE RETURN                            COMBINED
SAMPLE                     NORTH         FEDERAL AND
TAXABLE      FEDERAL       CAROLINA      N.C.                     ...... TAX-EXEMPT YIELDS ......
INCOME       MARGINAL      MARGINAL      MARGINAL
(1995)       TAX RATE      TAX RATE      TAX RATE    3.00   3.50%    4.00%    4.50%     5.00%     5.50%     6.00%    6.50%    7.00%
-----------------------------------------------------------------------------------------------------------------------------------
FROM
$0 TO
$12,750      15.00%        6.00%         20.10%      3.75%  4.38%   5.01%     5.63%     6.26%     6.88%     7.51%    8.14%    8.76%

FROM
$12,750 TO
$23,350      15.00%        7.00%         20.95%      3.80%  4.43%   5.06%     5.69%     6.33%     6.96%     7.59%    8.22%    8.86%

FROM
$23,350 TO
$56,350      28.00%        7.00%         33.04%      4.48%  5.23%   5.97%     6.72%     7.47%     8.21%     8.96%    9.71%   10.45%

FROM
$56,350 TO
$60,000      31.00%        7.00%         35.83%      4.68%  5.45%   6.23%     7.01%     7.79%     8.57%     9.35%   10.13%   10.91%

FROM
$60,000 TO
$117,950     31.00%        7.75%         36.35%      4.71%  5.50%   6.28%     7.07%     7.86%     8.64%     9.43%   10.21%   11.00%

FROM
$117,950 TO
$256,500     36.00%        7.75%         40.96%      5.08%  5.93%   6.78%     7.62%     8.47%     9.32%    10.16%   11.01%   11.86%

OVER
$256,500     39.60%        7.75%         44.28%      5.38%  6.28%   7.18%     8.08%     8.97%     9.87%    10.77%   11.67%   12.56%

                 APPROXIMATE YIELD TABLE: NORTH CAROLINA FUND
-----------------------------------------------------------------------------------------------------------------------------
MARRIED
FILING JOINTLY                           COMBINED
SAMPLE                     NORTH         FEDERAL AND
TAXABLE      FEDERAL       CAROLINA      N.C.                   ..... TAX-EXEMPT YIELDS .....
INCOME       MARGINAL      MARGINAL      MARGINAL
(1995)       TAX RATE      TAX RATE      TAX RATE    3.00    3.50%    4.00%  4.50%    5.00%   5.50%   6.00%   6.50%    7.00%
------------------------------------------------------------------------------------------------------------------------------
FROM
$0 TO
$21,250      15.00%         6.00%         20.10%      3.75%   4.38%    5.01%  5.63%    6.26%   6.88%   7.51%    8.14%   8.76%

FROM
$21,250 TO
$39,000      15.00%         7.00%         20.95%      3.80%   4.43%    5.06%  5.69%    6.33%   6.96%   7.59%    8.22%   8.86%

FROM
$39,000 TO
$94,250      28.00%         7.00%         33.04%      4.48%   5.23%    5.97%  6.72%    7.47%   8.21%   8.96%    9.71%  10.45%

FROM
$94,250 TO
$100,000     31.00%         7.00%         35.83%      4.68%   5.45%    6.23%  7.01%    7.79%   8.57%   9.35%   10.13%  10.91%

FROM
$100,000 TO
$143,600     31.00%         7.75%         36.35%      4.71%   5.50%    6.28%  7.07%    7.86%   8.64%   9.43%   10.21%  11.00%

FROM
$143,600 TO
$256,500     36.00%         7.75%         40.96%      5.08%   5.93%    6.78%  7.62%    8.47%   9.32%   10.16%  11.01%  11.86%

OVER
$256,500     39.60%         7.75%         44.28%      5.38%   6.28%    7.18%  8.08%    8.97%   9.87%   10.77%  11.67%  12.56%

         The "combined Federal and N.C. Marginal Tax Rate" represents the combined federal and North Carolina tax rates available to taxpayers who itemize deductions adjusted to account for the federal deduction of state taxes paid.


         Such data are for illustrative purposes only and are not intended to indicate past or future performance results of the North Carolina Fund. Actual performance of the Fund may be more or less than that noted in the hypothetical illustrations.


                             ADDITIONAL INFORMATION

Organization and Description of Shares
--------------------------------------


         The Group was organized as a Massachusetts business trust by the Agreement and Declaration of Trust, dated October 1, 1987, under the name "Shelf Registration Trust IV." The Group's Agreement and Declaration of Trust has been amended two times: (1) on June 25, 1992 to change the Group's name, and (2) on August 18, 1992, to provide for the issuance of multiple classes of shares. A copy of the Group's Amended and Restated Agreement and Declaration of Trust, (the "Declaration of Trust") is on file with the Secretary of State of The Commonwealth of Massachusetts. The Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest. The Group presently has eight series of Shares offered to the public which represent interests in the U.S. Treasury Fund, Growth and Income Fund, North Carolina Fund, Short-Intermediate Fund, Intermediate Bond Fund, Balanced Fund, Small Company Growth Fund, and International Equity Fund, respectively. The Group also offers three additional series of Shares which represent interests in the BB&T Capital Manager Conservative Growth Fund, the BB&T Capital Manager Moderate Growth Fund, and the BB&T Capital Manager Growth Funds (the "Funds of Funds"). These Funds of Funds offer Trust Shares only. The Group's Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued Shares of the Group into one or more additional series.


         Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, the Group's Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Group, Shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

         As described in the text of the Prospectuses following the caption "GENERAL INFORMATION -- Description of the Group and its Shares," shares of the Group are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote in the aggregate and not by series or class on all matters except (i) when required by the 1940 Act, shares shall be voted by individual series, (ii) when the Trustees have determined that the matter affects only the interests of a particular series or class, then only Shareholders of such series or class shall be entitled to vote thereon, and
(iii) only the holders of Class A and Class B Shares will be entitled to vote on matters submitted to Shareholder vote with regard to the Distribution Plan applicable to such class. There will normally be no meetings of Shareholders for the purposes of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the Shareholders, at which time the Trustees then in office will call a Shareholders' meeting for the election of Trustees. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares of the Group and filed with the Group's custodian or by vote of the holders of two-thirds of the outstanding shares of the Group at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares of any Fund. Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

Shareholder and Trustee Liability
---------------------------------

         Under Massachusetts law, Shareholders could, under certain circumstances, be held personally liable for the obligations of the Group. However, the Group's Declaration of Trust disclaims Shareholder liability for acts or obligations of the Group and requires that notice of such disclaimer be given in every agreement, obligation or instrument entered into or executed by the Group or the Trustees. The Declaration of Trust provides for indemnification out of a Fund's property for all loss and expense of any Shareholder of such Fund held liable on account of being or having been a Shareholder. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which a Fund would be unable to meet its obligations.

         The Agreement and Declaration of Trust states further that no Trustee, officer or agent of the Group shall be personally liable in connection with the administration or preservation of the assets of the Group or the conduct of the Group's business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act expect for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Agreement and Declaration of Trust also provides that all persons having any claim against the Trustees or the Group shall look solely to the assets of the Group for payment.

Miscellaneous
-------------

         The Group may include information in its Annual Reports and Semi-Annual Reports to Shareholders that (1) describes general economic trends, (2) describes general trends within the financial services industry or the mutual fund industry, (3) describes past or anticipated portfolio holdings for one or more of the Funds within the Group, or (4) describes investment management strategies for such Funds. Such information is provided to inform Shareholders of the activities of the Group for the most recent fiscal year or half-year and to provide the views of the Investment Adviser and/or Group officers regarding expected trends and strategies.

         The organizational expenses of the Group have been allocated to each Fund and are being amortized over a period of two years from the commencement of the public offering of Shares of the Group. In the event any of the initial Shares of the Group are redeemed during the amortization period by any holder thereof, the redemption proceeds will be reduced by a pro rata portion of any unamortized organization expenses in the same proportion as the number of initial Shares being redeemed bears to the total number of initial Shares outstanding at the time of redemption. Investors purchasing Shares of the Group subsequent to the date of the Prospectus and this Statement of Additional Information bear such expenses only as they are amortized against a Fund's investment income.

         The Group is registered with the Securities and Exchange Commission as a management investment company. Such registration does not involve supervision by the Securities and Exchange Commission of the management or policies of the Group.


         As of October 15, 1996, the following persons owned of record or beneficially 5% or more of the Class A, Class B, or Trust Shares of the listed
Funds:



                U.S. Treasury Money Market Fund - Class A Shares
                ------------------------------------------------
                                                                                       Percent Owned
                                                                                       -------------
Name and Address                              Total Shares                      Record Only      Beneficially
----------------                              ------------                      -----------      ------------
Stephens, Inc.                               16,817,639.980                      62.84%
For the Exclusive Benefit
   of Our Customers
111 Center Street
Little Rock, AR  72201


Joseph Riddle III and                         1,948,343.950                       7.28%
  George Armstrong
Trust Joseph P. Riddle III
  and Carolyn R. Armstrong
  and Sharlene R. Williams
Revocable Insurance Trust
P.O. Box 53646
Fayetteville, N.C.  28305

                 U.S. Treasury Money Market Fund - Trust Shares
                 ----------------------------------------------
                                                                                       Percent Owned
                                                                                       -------------
Name and Address                            Total Shares                        Record Only      Beneficially
----------------                            ------------                        -----------      ------------
Wilbranch  Co.                             182,108,618.800                     88.47%
P.O. Box 2887
Wilson, NC  27894- 2887

Benefit Service Corporation                 11,247,972.150                      5.46%
Agnt BB&T Savings and
  Thrift Plan
1375 Peachtree St., Suite  300
Atlanta, GA  30309

                U.S. Treasury Money Market Fund - Class B Shares
                ------------------------------------------------
                                                                                        Percent Owned
                                                                                        -------------
Name and Address                            Total Shares                        Record Only      Beneficially
----------------                            ------------                        -----------      ------------
Robert A. Robertson                          90,880.540                         6.86%
Rollover IRA
1001 Areheart St.
West Columbia, SC  29169

            Short Intermediate U.S. Government Fund - Class A Shares
            --------------------------------------------------------

                                                                                        Percent Owned
Name and Address                            Total Shares                        Record Only      Beneficially
----------------                            ------------                        -----------      ------------
Henry Fibers, Inc.                           71,906.103                        10.97%
Attn:  George F. Henry, Jr.
  President
P.O. Box 1675
Gastonia, NC  28053

Stephens, Inc.                              102,310.554                        15.61%
For the Exclusive Benefit
  of Our Customers
111 Center Street
Little Rock, AR  72201


             Short Intermediate U.S. Government Fund - Trust Shares
             ------------------------------------------------------
                                                                                        Percent Owned
                                                                                        -------------
Name and Address                            Total Shares                        Record Only      Beneficially
----------------                            ------------                        -----------      ------------

Branch Banking & Trust Co.                  339,492.484                           5.26%
FSO Daily Recordkeeping Plans
Attn: Corp Employee Benefit Serv/
Ops Mgr
434 Fayetteville St., 4th Floor
Raleigh, NC  27601-1767

CAP Co.                                     509,238.707                           7.84%
P.O. Box 2887
Wilson, NC  27894-2887

Wilbranch Co.                             2,069,139.772                          31.85%
P.O. Box 2887
Wilson, NC 27894-2887

Wilbranch Co.                             3,174,606.949                          48.87%
Attn:  J. Michael Pollock
P.O. Box 1847
Wilson, NC  27894-1847

             Intermediate U.S. Government Bond Fund - Class A Shares
             -------------------------------------------------------

                                                                                        Percent Owned
                                                                                        -------------
Name and Address                            Total Shares                        Record Only      Beneficially
----------------                            ------------                        -----------      ------------

Stephens, Inc.                               75,638.523                          19.57%
For the Exclusive Benefit of
  Our Customers
111 Center Street
Little Rock, AR  72201

Raymond H. Parks                             19,763.486                           5.11%
and Merril Parks
JTWROS
4818 Vickery Chapel Rd.
Greensboro, NC  27407


Hardin Wholesale Florist, Inc.              20,624.244                           5.34%
Employee Stock Ownership Plan
P.O. Box 1129
Liberty, NC  27298

              Intermediate U.S. Government Bond Fund - Trust Shares
              -----------------------------------------------------

                                                                                        Percentage Owned
                                                                                        ----------------
Name and Address                            Total Shares                        Record Only      Beneficially
----------------                            ------------                        -----------      ------------

CAP & Co/Cash                                651,906.596                         5.27%
Attn:  J. Michael Pollock
P.O. Box  2887
Wilson, NC  27894-2887

Wilbranch Co.                              2,651,789.067                        21.44%
P.O. Box 2887
Wilson, NC  27894-2887

Wilbranch Co.                              7,529,017.370                        60.86%
P.O. Box 2887
Wilson, NC  27894-2887

CAP Co.                                      634,372.622                         5.3%
P.O. Box 2887
Wilson, NC  27894-2887

             Intermediate U.S. Government Bond Fund - Class B Shares
             -------------------------------------------------------

                                                                                        Percent Owned
                                                                                        -------------
Name and Address                            Total Shares                        Record Only      Beneficially
----------------                            ------------                        -----------      ------------

NC Foundation Seed Producers                  2,890.550                          7.82%
8220 Riley Hill Rd.
Zebulon, NC  27597

Eleanor G. Major                              3,684.930                          9.98%
IRA Rollover
P.O. Box 225  105 S Academy
Varnville, SC  29944

L.J. Inc.                                     5,348.312                         14.48%
Attn:  Keith Coffer
220 Stoneridge Dr., Suite 405
Columbia, SC  29210


William Ted Camp                               2,586.215                           7.00%
2105 W. Nash. St.
Wilson, NC  27893

Indiraben D. Patel                             5,168.248                          13.99%
P.O. Box 95
Siler City, NC  27344

                  Growth and Income Stock Fund - Class A Shares
                  ---------------------------------------------

                                                                                        Percent Owned
                                                                                        -------------
Name and Address                            Total Shares                        Record Only      Beneficially
----------------                            ------------                        -----------      ------------

Stephens, Inc.                               222,292.868                          17.67%
For the Exclusive Benefit
   of Our Customers
111 Center Street
Little Rock, AR  72201

                   Growth and Income Stock Fund - Trust Shares
                   -------------------------------------------

                                                                                        Percent Owned
                                                                                        -------------
Name and Address                            Total Shares                        Record Only      Beneficially
----------------                            ------------                        -----------      ------------

Wilbranch  Co.                             6,832,154.518                          50.74%
P.O. Box 2887
Wilson, NC 27894-2887

CAP Co.                                      728,203.153                           5.41%
P.O. Box 2887
Wilson, NC  27894-2887

Benefit Service Corporation                  896,340.729                           6.66%
Agnt BB&T Savings and
  Thrift Plan
1375 Peachtree St., Suite  300
Atlanta, GA  30309

Wilbranch  Co.                             3,877,422,981                          28.79%
P.O. Box 2887
Wilson, NC  27894-2887

           North Carolina Intermediate Tax-Free Fund - Class A Shares
           ----------------------------------------------------------
                                                                                        Percent Owned
                                                                                        -------------
Name and Address                            Total Shares                        Record Only      Beneficially
----------------                            ------------                        -----------      ------------
Stephens, Inc.                               200,467.666                          21.77%
Reinvest
For the Exclusive Benefit
   of Our Customers
111 Center Street
Little Rock, AR  72201

Helen H. Hendricks                            55,433.823                           6.02%
277 Beechwood Dr.
Mocksville, NC  27028

            North Carolina Intermediate Tax-Free Fund - Trust Shares
            --------------------------------------------------------

                                                                                        Percent Owned
                                                                                        -------------
Name and Address                            Total Shares                        Record Only      Beneficially
----------------                            ------------                        -----------      ------------

Wilbranch                                  2,781,755.349                            100%
P.O. Box 2887
Wilson, NC  27894- 2887

                         Balanced Fund - Class A Shares
                         ------------------------------

                                                                                        Percent Owned
                                                                                        -------------
Name and Address                            Total Shares                        Record Only      Beneficially
----------------                            ------------                        -----------      ------------

Stephens, Inc.                               371,762.891                          35.60%
For the Exclusive Benefit
   of Our Customers
111 Center Street
Little Rock, AR  72201

                          Balanced Fund - Trust Shares
                          ----------------------------

                                                                                        Percent Owned
                                                                                        -------------
Name and Address                            Total Shares                        Record Only      Beneficially
----------------                            ------------                        -----------      ------------

Wilbranch  Co.                               600,812.770                           9.88%
P.O. Box 2887
Wilson, NC  27894-2887


Branch Banking & Trust Co.                   547,435.315                          9.00%
FBO Daily Recordkeeping Plans
Attn: Corp Employee Benefit Serv/
Ops Manager
434 Fayetteville St., 4th Floor
Raleigh, NC  27601-1767

Wilbranch Co.                              3,852,173.370                         63.34%
P.O. Box 2887
Wilson, NC 27894-2887

                   Small Company Growth Fund - Class A Shares
                   ------------------------------------------

                                                                                        Percent Owned
                                                                                        -------------
Name and Address                            Total Shares                        Record Only      Beneficially
----------------                            ------------                        -----------      ------------

Stephens Inc.                                 49,453.166                         13.62%
For The Exclusive Benefit
  Of Our Customers
111 Center St.
Little Rock, AR 72201

                    Small Company Growth Fund - Trust Shares
                    ----------------------------------------

                                                                                        Percent Owned
                                                                                        -------------
Name and Address                            Total Shares                        Record Only      Beneficially
----------------                            ------------                        -----------      ------------

Wilbranch  Co.                               792,033.811                         44.28%
P.O. Box 2887
Wilson, NC 27894-2887

CAP Co.                                      207,011.413                         11.57%
P.O. Box 2887
Wilson, NC 27894-2887

Wilbranch Co.                                357,208.465                         19.97%
P.O. Box 2887
Wilson, NC  27894-2887

Benefit Service Corporation                  175,266.814                          9.78%
Agnt BB & T Savings &
  Thrift Plan
1375 Peachtree St., Suite 300
Atlanta, GA  30309-0000

         As of October 15, 1996, BB&T owned of record substantially all of the outstanding Trust Shares of each of the Funds, and held voting or investment power with respect to 88.47%, 93.78%, 100%, 84.94%, 92.70%, 82.22% and 75.82%
of the Trust Shares of the U.S. Treasury Money Market, Short-Intermediate U.S. Government, North Carolina Intermediate Tax-Free, Growth Stock and Income Stock, Intermediate U.S. Government Bond, Balanced, and Small Company Growth Funds, respectively. As a result, BB&T may be deemed to be a "controlling person" of the Trust Shares of each of the Funds under the 1940 Act. As of October 15, 1996, the Funds of Funds and the International Equity Fund had not commenced operations.

         Stephens Inc., For the Exclusive Benefit of Our Customers, 111 Center Street, Little Rock, AR 72201: record owner with respect to 68.84% and 35.60% of the Class A Shares of the U.S. Treasury Money Market and Balanced Funds, respectively. Accordingly, Stephens, Inc. may be deemed to be a "controlling person" of the Investor Shares of the Funds of which it is a shareholder.



         The Prospectuses of the Funds and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Securities and Exchange Commission. Copies of such information may be obtained from the Securities and Exchange Commission upon payment of the prescribed fee.

         The Prospectuses of the Funds and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectuses of the Funds and this Statement of Additional Information.

FINANCIAL STATEMENTS

Independent Auditors Report

Audited Financial Statements as of September 30, 1995

                          INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Trustees of
  BB&T Mutual Funds Group:

We have audited the accompanying statements of assets and liabilities of the BB&T Mutual Funds Group -- U.S. Treasury Money Market Fund, Short-Intermediate U.S. Government Income Fund, Intermediate U.S. Government Bond Fund, North Carolina Intermediate Tax-Free Fund, Growth and Income Stock Fund, Balanced Fund and Small Company Growth Fund, including the schedules of portfolio investments, as of September 30, 1995, and the related statements of operations, statements of changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and the financial highlights are the responsibility of the BB&T Mutual Funds Group's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of September 30, 1995, by confirmation with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds comprising the BB&T Mutual Funds Group at September 30, 1995, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
November 16, 1995

BB&T MUTUAL FUNDS GROUP

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 1995

                                                                   U.S.
                                                                 TREASURY       SHORT-INTERMEDIATE      INTERMEDIATE
                                                               MONEY MARKET      U.S. GOVERNMENT       U.S. GOVERNMENT
                                                                   FUND            INCOME FUND            BOND FUND
                                                               ------------     ------------------     ---------------
                          ASSETS:
Investments, at value......................................    $ 69,290,147        $ 51,455,190          $83,046,793
Repurchase agreements......................................      65,333,196
                                                               ------------     ------------------     ---------------
                                                                134,623,343          51,455,190           83,046,793
Interest receivable........................................          29,661             943,873            1,197,107
Prepaid expenses...........................................                               5,655                2,183
                                                               ------------     ------------------     ---------------
        Total Assets.......................................     134,653,004          52,404,718           84,246,083
                                                               ------------     ------------------     ---------------
                       LIABILITIES:
Dividends payable..........................................         524,888             247,666              420,056
Accrued expenses and other payables:
    Investment advisory fees...............................          42,299              21,753               34,373
    Administration fees....................................          21,150               8,701               13,749
    Distribution fees......................................           2,642               1,463                1,100
    Accounting and transfer agent fees.....................           3,845               5,320                5,451
    Other..................................................          27,242              13,350               19,533
                                                               ------------     ------------------     ---------------
        Total Liabilities..................................         622,066             298,253              494,262
                                                               ------------     ------------------     ---------------
                        NET ASSETS:
Capital....................................................     134,030,938          53,283,058           83,739,873
Undistributed net investment income........................                                                    5,718
Net unrealized appreciation on investments.................                             141,131            1,222,853
Accumulated undistributed net realized losses on investment
  transactions.............................................                          (1,317,724)          (1,216,623)
                                                               ------------     ------------------     ---------------
        Net Assets.........................................    $134,030,938        $ 52,106,465          $83,751,821
                                                               =============    =================      ===============
Net Assets
    Investor Class.........................................    $ 13,947,892        $  7,101,935          $ 5,173,383
    Trust Class............................................     120,083,046          45,004,530           78,578,438
                                                               ------------     ------------------     ---------------
        Total..............................................    $134,030,938        $ 52,106,465          $83,751,821
                                                               =============    =================      ===============
Outstanding units of beneficial interest (shares)
    Investor Class.........................................      13,947,892             718,579              523,612
    Trust Class............................................     120,083,046           4,551,421            7,944,872
                                                               ------------     ------------------     ---------------
        Total..............................................     134,030,938           5,270,000            8,468,484
                                                               =============    =================      ===============
Net asset value
    Investor Class--redemption price per share.............    $       1.00        $       9.88          $      9.88
    Trust Class--offering and redemption price per share...            1.00                9.89                 9.89
                                                               =============    =================      ===============
Maximum Sales Charge (Investor Class)......................                                2.00%                2.00%
                                                                                =================      ===============
Maximum Offering Price (100%/(100%-Maximum Sales Charge) of
  net asset value adjusted to nearest cent) per
  share--Investor Class....................................    $       1.00 (a)    $      10.08          $     10.08
                                                               =============    =================      ===============
Investments, at cost.......................................    $134,623,343        $ 51,314,059          $81,823,940
                                                               =============    =================      ===============

---------

(a) Offering price and redemption price are the same for the U.S. Treasury Money Market Fund.

                       See notes to financial statements.

BB&T MUTUAL FUNDS GROUP

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 1995

                                                       NORTH CAROLINA      GROWTH AND                      SMALL COMPANY
                                                        INTERMEDIATE      INCOME STOCK      BALANCED          GROWTH
                                                       TAX-FREE FUND          FUND            FUND             FUND
                                                       --------------     ------------     -----------     -------------
                      ASSETS:
Investments, at value..............................     $ 36,466,086     $157,031,202      $58,704,084      $18,035,329
Cash...............................................                                                                 478
Interest and dividends receivable..................          479,205          338,347          579,035           16,644
Unamortized organization costs.....................                                                              13,229
Receivable from adviser............................                                                              20,079
Prepaid expenses...................................            6,059           11,596            8,032
                                                       -------------      -----------      -----------     ------------
        Total Assets...............................       36,951,350      157,381,145       59,291,151       18,085,759
                                                       -------------      -----------      -----------     ------------
                   LIABILITIES:
Dividends payable..................................          109,860          212,313          186,699
Payable to brokers for investments purchased.......                           597,510
Accrued expenses and other payables:
    Investment advisory fees.......................           15,212           62,774           23,769           14,190
    Administration fees............................            4,564           25,110            9,508            2,838
    Distribution fees..............................            1,085            2,195            1,910              210
    Accounting and transfer agent fees.............            3,674            5,575            5,174            3,390
    Other..........................................            9,024           30,683           13,330            7,499
                                                       -------------      -----------      -----------     -------------
        Total Liabilities..........................          143,419          936,160          240,390           28,127
                                                       -------------      -----------      -----------     -------------
                    NET ASSETS:
Capital............................................       36,477,531      132,510,060       54,397,463       14,633,202
Undistributed net investment loss..................                                                             (92,263)
Net unrealized appreciation on investments.........          408,350       23,024,049        5,045,189        3,781,210
Accumulated undistributed net realized gains
  (losses) on investment transactions..............          (77,950)         910,876         (391,891)        (264,517)
                                                       -------------      -----------      -----------     ------------
        Net Assets.................................     $ 36,807,931     $156,444,985      $59,050,761      $18,057,632
                                                       =============      ===========      ===========     ============
Net Assets
    Investor Class.................................     $  8,716,921      $10,842,146      $ 9,256,795      $ 1,095,603
    Trust Class....................................       28,091,010      145,602,839       49,793,966       16,962,029
                                                       -------------      -----------      -----------     ------------
        Total......................................     $ 36,807,931     $156,444,985      $59,050,761      $18,057,632
                                                       =============     =============     ===========     ============
Outstanding units of beneficial interest (shares)
    Investor Class.................................          858,931          836,152          838,797           75,426
    Trust Class....................................        2,767,497       11,210,329        4,520,644        1,164,384
                                                       -------------      -----------      -----------     ------------
        Total......................................        3,626,428       12,046,481        5,359,441        1,239,810
                                                       =============      ===========      ===========     ============
Net asset value
    Investor Class--redemption price per share.....     $      10.15      $     12.97      $     11.04      $     14.53
    Trust Class--offering and redemption price per
      share........................................            10.15            12.99            11.01            14.57
                                                       =============      ===========       ==========     ============
Maximum Sales Charge (Investor Class)..............             2.00%            4.00%            4.00%            4.00%
                                                       =============      ===========       ==========     ============
Maximum Offering Price (100%/(100%-Maximum Sales
  Charge) of net asset value adjusted to nearest
  cent) per share--Investor Class..................     $      10.36      $     13.51      $     11.50      $     15.14
                                                       =============      ===========       ==========     ============
Investments, at cost...............................     $ 36,057,736     $134,007,153      $53,658,895      $14,254,119
                                                       =============      ===========       ==========     ============

                       See notes to financial statements.

BB&T MUTUAL FUNDS GROUP

                            STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED SEPTEMBER 30, 1995

                                                                   U.S.
                                                                 TREASURY       SHORT-INTERMEDIATE      INTERMEDIATE
                                                               MONEY MARKET      U.S. GOVERNMENT       U.S. GOVERNMENT
                                                                   FUND            INCOME FUND            BOND FUND
                                                               ------------     ------------------     ---------------
INVESTMENT INCOME:
Interest income............................................     $5,842,430         $  3,394,971          $ 5,704,702
                                                               -----------         ------------          -----------
      Total Income.........................................      5,842,430            3,394,971            5,704,702
                                                               -----------         ------------          -----------
EXPENSES:
Investment advisory fees...................................        409,837              303,486              469,936
Administration fees........................................        204,919              101,143              156,602
Distribution fees..........................................         29,664               38,279               30,397
Custodian and accounting fees..............................         53,477               51,806               51,815
Legal and audit fees.......................................         27,165               15,447               23,432
Organization costs.........................................            207                  828                  413
Trustees' fees and expenses................................          6,713                3,111                5,666
Transfer agent fees........................................         36,680               45,715               44,295
Registration and filing fees...............................            241                4,338                1,765
Printing costs.............................................         18,292               16,975               21,728
Other......................................................          5,758                3,443                5,268
Expenses voluntarily reduced...............................        (36,486)             (93,829)            (131,239)
                                                               -----------         ------------          -----------
      Total Expenses.......................................        756,467              490,742              680,078
                                                               -----------         ------------          -----------
Net Investment Income......................................      5,085,963            2,904,229            5,024,624
                                                               -----------         ------------          -----------
REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized losses on investment transactions.............                          (1,125,416)          (1,194,343)
Change in unrealized appreciation on investments...........                           2,643,412            5,832,579
                                                               -----------         ------------          -----------
Net realized/unrealized gains on investments...............                           1,517,996            4,638,236
                                                               -----------         ------------          -----------
Change in net assets resulting from operations.............     $5,085,963         $  4,422,225          $ 9,662,860
                                                               ===========         ============          ===========

                       See notes to financial statements.

BB&T MUTUAL FUNDS GROUP

                            STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED SEPTEMBER 30, 1995

                                                       NORTH CAROLINA      GROWTH AND                      SMALL COMPANY
                                                        INTERMEDIATE      INCOME STOCK       BALANCED         GROWTH
                                                       TAX-FREE FUND          FUND             FUND           FUND(A)
                                                       --------------     -------------     ----------     -------------
INVESTMENT INCOME:
Interest income....................................      $1,771,895        $   323,820      $2,055,182      $    64,787
Dividend income....................................                          3,405,070         653,671            2,512
                                                         ----------        -----------      ----------      -----------
      Total Income.................................       1,771,895          3,728,890       2,708,853           67,299
                                                         ----------        -----------      ----------      -----------
EXPENSES:
Investment advisory fees...........................         227,111            858,300         368,838           68,262
Administration fees................................          75,704            231,951          99,630           13,648
Distribution fees..................................          45,536             43,873          41,978            1,885
Custodian and accounting fees......................          46,277             55,906          54,031           58,570
Legal and audit fees...............................          10,984             34,424          14,910            4,043
Organization costs.................................             138                344                           10,747
Trustees' fees and expenses........................           2,746              8,029           3,649              608
Transfer agent fees................................          43,044             60,847          46,029           25,785
Registration and filing fees.......................           4,242              7,181           6,395            1,366
Printing costs.....................................          14,836             14,079           6,314            1,789
Other..............................................           2,679              6,853           3,375               70
Expenses voluntarily reduced.......................        (117,564)          (350,340)       (165,028)          (7,132)
                                                         ----------        -----------      ----------      ------------
      Total expenses before reimbursement..........         355,733            971,447         480,121          179,641
      Reimbursement of expenses....................                                                             (20,079)
                                                         ----------        -----------      ----------      ------------
      Total Expenses...............................         355,733            971,447         480,121          159,562
                                                         ----------        -----------      ----------      ------------
Net Investment Income (Loss).......................       1,416,162          2,757,443       2,228,732          (92,263)
                                                         ----------        -----------      ----------      -----------
REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment
  transactions.....................................         (77,950)         1,084,821        (361,045)        (264,517)
Change in unrealized appreciation on investments...       1,483,907         18,939,826       6,451,498        3,781,210
                                                         ----------        -----------      ----------      -----------
Net realized/unrealized gains on investments.......       1,405,957         20,024,647       6,090,453        3,516,693
                                                         ----------        -----------      ----------      -----------
Change in net assets resulting from operations.....      $2,822,119        $22,782,090      $8,319,185      $ 3,424,430
                                                         ==========        ===========      ==========      ===========

---------

(a) For the period from December 7, 1994 (commencement of operations) through September 30, 1995.

                       See notes to financial statements.

                            BB&T MUTUAL FUNDS GROUP
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                               U.S. TREASURY MONEY MARKET FUND
                                      ----------------------------------------------------------------------------------
                                          TOTAL           INVESTOR           TRUST             TOTAL          INVESTOR
                                      ------------------------------------------------     -----------------------------
                                                     FOR THE YEAR ENDED                         FOR THE YEAR ENDED
                                                     SEPTEMBER 30, 1995                         SEPTEMBER 30, 1994
                                      ------------------------------------------------     -----------------------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income...........    $   5,085,963     $    285,363     $   4,800,600     $   2,401,193     $    28,928
                                      -------------     ------------     -------------     -------------     -----------
Change in net assets resulting
  from operations.................        5,085,963          285,363         4,800,600         2,401,193          28,928
                                      -------------     ------------     -------------     -------------     -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income......       (5,085,963)        (285,363)       (4,800,600)       (2,401,193)        (28,928)
                                      -------------     ------------     -------------     -------------     -----------
Change in net assets from
  shareholder distributions.......       (5,085,963)        (285,363)       (4,800,600)       (2,401,193)        (28,928)
                                      -------------     ------------     -------------     -------------     -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued.....      413,983,846       39,015,125       374,968,721       436,739,006       8,607,901
  Dividends reinvested............          507,038          235,433           271,605           105,939          21,083
  Cost of shares redeemed.........     (359,409,516)     (26,788,169)     (332,621,347)     (433,136,762)     (7,422,587)
                                      -------------     ------------     -------------     -------------     -----------
Change in net assets from share
  transactions....................       55,081,368       12,462,389        42,618,979         3,708,183       1,206,397
                                      -------------     ------------     -------------     -------------     -----------
Change in net assets..............       55,081,368       12,462,389        42,618,979         3,708,183       1,206,397
NET ASSETS:
  Beginning of period.............       78,949,570        1,485,503        77,464,067        75,241,387         279,106
                                      -------------     ------------     -------------     -------------     -----------
  End of period...................    $ 134,030,938     $ 13,947,892     $ 120,083,046     $  78,949,570     $ 1,485,503
                                      =============     ============     =============     =============     ===========
SHARE TRANSACTIONS:
  Issued..........................      413,983,846       39,015,125       374,968,721       436,739,006       8,607,901
  Reinvested......................          507,038          235,433           271,605           105,939          21,083
  Redeemed........................     (359,409,516)     (26,788,169)     (332,621,347)     (433,136,762)     (7,422,587)
                                      -------------     ------------     -------------     -------------     -----------
Change in shares..................       55,081,368       12,462,389        42,618,979         3,708,183       1,206,397
                                       ============      ===========      ============      ============      ==========


                                        TRUST


FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income...........  $   2,372,265
                                    -------------
Change in net assets resulting
  from operations.................      2,372,265
                                    -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income......     (2,372,265)
                                    -------------
Change in net assets from
  shareholder distributions.......     (2,372,265)
                                    -------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued.....    428,131,105
  Dividends reinvested............         84,856
  Cost of shares redeemed.........   (425,714,175)
                                    -------------
Change in net assets from share
  transactions....................      2,501,786
                                    -------------
Change in net assets..............      2,501,786
NET ASSETS:
  Beginning of period.............     74,962,281
                                    -------------
  End of period...................  $  77,464,067
                                     ============
SHARE TRANSACTIONS:
  Issued..........................    428,131,105
  Reinvested......................         84,856
  Redeemed........................   (425,714,175)
                                    -------------
Change in shares..................      2,501,786
                                     ============

                       See notes to financial statements.

                            BB&T MUTUAL FUNDS GROUP
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                              SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND
                                      ----------------------------------------------------------------------------------------------
                                         TOTAL          INVESTOR          TRUST            TOTAL          INVESTOR          TRUST
                                      ---------------------------------------------     --------------------------------------------
                                                   FOR THE YEAR ENDED                                FOR THE YEAR ENDED
                                                   SEPTEMBER 30, 1995                                SEPTEMBER 30, 1994
                                      ---------------------------------------------     --------------------------------------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income...........   $  2,904,229     $   421,136     $  2,483,093     $  2,667,188     $   751,097     $ 1,916,091
  Net realized losses on
    investment transactions.......     (1,125,416)       (193,547)        (931,869)        (192,308)        (49,485)       (142,823)
  Net change in unrealized
    appreciation (depreciation) on
    investments...................      2,643,412         384,878        2,258,534       (3,405,619)     (1,030,587)     (2,375,032)
                                      -----------      ----------      -----------      -----------      ----------      ----------
Change in net assets resulting
  from operations.................      4,422,225         612,467        3,809,758         (930,739)       (328,975)       (601,764)
                                      -----------      ----------      -----------      -----------      ----------      ----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income......     (2,904,229)       (421,136)      (2,483,093)      (2,667,188)       (751,192)     (1,915,996)
  From net realized gains on
    investments...................                                                          (26,544)         (8,671)        (17,873)
                                      -----------      ----------      -----------      -----------      ----------      ----------
Change in net assets from
  shareholder distributions.......     (2,904,229)       (421,136)      (2,483,093)      (2,693,732)       (759,863)     (1,933,869)
                                      -----------      ----------      -----------      -----------      ----------      ----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued.....     16,642,791         238,092       16,404,699       20,838,661       5,917,567      14,921,094
  Dividends reinvested............        778,260         335,908          442,352          859,609         586,860         272,749
  Cost of shares redeemed.........    (15,385,757)     (4,008,351)     (11,377,406)     (19,081,759)     (9,985,347)     (9,096,412)
                                      -----------      ----------      -----------      -----------      ----------      ----------
Change in net assets from share
  transactions....................      2,035,294      (3,434,351)       5,469,645        2,616,511      (3,480,920)      6,097,431
                                      -----------      ----------      -----------      -----------      ----------      ----------
Change in net assets..............      3,553,290      (3,243,020)       6,796,310       (1,007,960)     (4,569,758)      3,561,798
NET ASSETS:
  Beginning of period.............     48,553,175      10,344,955       38,208,220       49,561,135      14,914,713      34,646,422
                                      -----------      ----------      -----------      -----------      ----------      ----------
  End of period...................   $ 52,106,465     $ 7,101,935     $ 45,004,530     $ 48,553,175     $10,344,955     $38,208,220
                                      ===========      ==========      ===========      ===========      ==========      ==========
SHARE TRANSACTIONS:
  Issued..........................      1,718,480          24,465        1,694,015        2,082,458         586,106       1,496,352
  Reinvested......................         80,130          34,730           45,400           86,281          58,821          27,460
  Redeemed........................     (1,581,451)       (417,677)      (1,163,774)      (1,929,430)     (1,017,081)       (912,349)
                                      -----------      ----------      -----------      -----------      ----------      ----------
Change in shares..................        217,159        (358,482)         575,641          239,309        (372,154)        611,463
                                      ===========      ==========      ===========      ===========      ==========      ==========

                       See notes to financial statements.

                            BB&T MUTUAL FUNDS GROUP
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                          INTERMEDIATE U.S. GOVERNMENT BOND FUND
                                      ------------------------------------------------------------------------------
                                         TOTAL          INVESTOR          TRUST            TOTAL          INVESTOR
                                      ---------------------------------------------     ----------------------------
                                                   FOR THE YEAR ENDED                        FOR THE YEAR ENDED
                                                   SEPTEMBER 30, 1995                        SEPTEMBER 30, 1994
                                      ---------------------------------------------     ----------------------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income...........    $  5,024,624     $   377,937     $  4,646,687     $  4,275,563     $   412,238
  Net realized losses on
    investment transactions.......      (1,194,343)        (97,955)      (1,096,388)         (16,562)         (1,816)
  Net change in unrealized
    appreciation (depreciation) on
    investments...................       5,832,579         454,421        5,378,158       (7,226,527)       (752,184)
                                      ------------     -----------     ------------     ------------     -----------
Change in net assets resulting
  from operations.................       9,662,860         734,403        8,928,457       (2,967,526)       (341,762)
                                      ------------     -----------     ------------     ------------     -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income......      (5,024,624)       (377,937)      (4,646,687)      (4,275,563)       (412,292)
  From net realized gains on
    investments...................                                                          (104,773)         (9,254)
                                      ------------     -----------     ------------     ------------     -----------
Change in net assets from
  shareholder distributions.......      (5,024,624)       (377,937)      (4,646,687)      (4,380,336)       (421,546)
                                      ------------     -----------     ------------     ------------     -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued.....      23,171,044         322,927       22,848,117       36,134,520       3,133,265
  Dividends reinvested............       3,929,840         320,094        3,609,746        3,571,711         342,161
  Cost of shares redeemed.........     (23,210,413)     (2,597,921)     (20,612,492)     (22,189,202)     (1,177,879)
                                      ------------     -----------     ------------     ------------     -----------
Change in net assets from share
  transactions....................       3,890,471      (1,954,900)       5,845,371       17,517,029       2,297,547
                                      ------------     -----------     ------------     ------------     -----------
Change in net assets..............       8,528,707      (1,598,434)      10,127,141       10,169,167       1,534,239
NET ASSETS:
  Beginning of period.............      75,223,114       6,771,817       68,451,297       65,053,947       5,237,578
                                      ------------     -----------     ------------     ------------     -----------
  End of period...................    $ 83,751,821     $ 5,173,383     $ 78,578,438     $ 75,223,114     $ 6,771,817
                                      ============     ===========     ============     ============     ===========
SHARE TRANSACTIONS:
  Issued..........................       2,419,901          34,521        2,385,380        3,706,922         310,750
  Reinvested......................         414,007          33,838          380,169          362,184          34,820
  Redeemed........................      (2,420,431)       (270,549)      (2,149,882)      (2,268,815)       (123,726)
                                      ------------     -----------     ------------     ------------     -----------
Change in shares..................         413,477        (202,190)         615,667        1,800,291         221,844
                                      ============     ===========     ============     ============     ===========


                                       TRUST


FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income...........  $  3,863,325
  Net realized losses on
    investment transactions.......       (14,746)
  Net change in unrealized
    appreciation (depreciation) on
    investments...................    (6,474,343)
                                    ------------
Change in net assets resulting
  from operations.................    (2,625,764)
                                    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income......    (3,863,271)
  From net realized gains on
    investments...................       (95,519)
                                    ------------
Change in net assets from
  shareholder distributions.......    (3,958,790)
                                    ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued.....    33,001,255
  Dividends reinvested............     3,229,550
  Cost of shares redeemed.........   (21,011,323)
                                    ------------
Change in net assets from share
  transactions....................    15,219,482
                                    ------------
Change in net assets..............     8,634,928
NET ASSETS:
  Beginning of period.............    59,816,369
                                    ------------
  End of period...................  $ 68,451,297
                                    ============
SHARE TRANSACTIONS:
  Issued..........................     3,396,172
  Reinvested......................       327,364
  Redeemed........................    (2,145,089)
                                    ------------
Change in shares..................     1,578,447
                                    ============

                       See notes to financial statements.

                            BB&T MUTUAL FUNDS GROUP
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                NORTH CAROLINA INTERMEDIATE TAX-FREE FUND
                                      ----------------------------------------------------------------------------------------------
                                         TOTAL          INVESTOR          TRUST            TOTAL          INVESTOR          TRUST
                                      ---------------------------------------------     --------------------------------------------
                                                   FOR THE YEAR ENDED                                FOR THE YEAR ENDED
                                                   SEPTEMBER 30, 1995                                SEPTEMBER 30, 1994
                                      ---------------------------------------------     --------------------------------------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income...........    $ 1,416,162     $   330,842     $  1,085,320     $  1,385,916     $   495,411     $   890,505
  Net realized losses on
    investment transactions.......        (77,950)        (17,801)         (60,149)
  Net change in unrealized
    appreciation (depreciation) on
    investments...................      1,483,907         318,089        1,165,818       (1,872,922)       (719,709)     (1,153,213)
                                     ------------     -----------     ------------     ------------     -----------     -----------
Change in net assets resulting
  from operations.................      2,822,119         631,130        2,190,989         (487,006)       (224,298)       (262,708)
                                     ------------     -----------     ------------     ------------     -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income......     (1,416,162)       (330,842)      (1,085,320)      (1,385,916)       (495,443)       (890,473)
  From net realized gains on
    investments...................                                                          (42,900)        (17,774)        (25,126)
                                     ------------     -----------     ------------     ------------     -----------     -----------
Change in net assets from
  shareholder distributions.......     (1,416,162)       (330,842)      (1,085,320)      (1,428,816)       (513,217)       (915,599)
                                     ------------     -----------     ------------     ------------     -----------     -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued.....     10,916,979         560,783       10,356,196       17,551,624       5,538,486      12,013,138
  Dividends reinvested............        278,161         278,140               21          438,378         438,368              10
  Cost of shares redeemed.........    (14,646,808)     (3,505,541)     (11,141,267)     (11,043,767)     (7,851,161)     (3,192,606)
                                     ------------     -----------     ------------     ------------     -----------     -----------
Change in net assets from share
  transactions....................     (3,451,668)     (2,666,618)        (785,050)       6,946,235      (1,874,307)      8,820,542
                                     ------------     -----------     ------------     ------------     -----------     -----------
Change in net assets..............     (2,045,711)     (2,366,330)         320,619        5,030,413      (2,611,822)      7,642,235
NET ASSETS:
  Beginning of period.............     38,853,642      11,083,251       27,770,391       33,823,229      13,695,073      20,128,156
                                     ------------     -----------     ------------     ------------     -----------     -----------
  End of period...................   $ 36,807,931     $ 8,716,921     $ 28,091,010     $ 38,853,642     $11,083,251     $27,770,391
                                     ============     ===========     ============     ============     ===========     ===========
SHARE TRANSACTIONS:
  Issued..........................      1,107,634          56,493        1,051,141        1,746,068         546,801       1,199,267
  Reinvested......................         28,266          28,264                2           43,495          43,494               1
  Redeemed........................     (1,480,683)       (358,791)      (1,121,892)      (1,105,431)       (788,108)       (317,323)
                                     ------------     -----------     ------------     ------------     -----------     -----------
Change in shares..................       (344,783)       (274,034)         (70,749)         684,132        (197,813)        881,945
                                     ===========      ===========     ============     ============     ===========     ===========

                       See notes to financial statements.

                            BB&T MUTUAL FUNDS GROUP
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                       GROWTH AND INCOME STOCK FUND
                                      ----------------------------------------------------------------------------------------------
                                         TOTAL          INVESTOR          TRUST            TOTAL          INVESTOR         TRUST
                                      ---------------------------------------------     --------------------------------------------
                                                   FOR THE YEAR ENDED                                FOR THE YEAR ENDED
                                                   SEPTEMBER 30, 1995                                SEPTEMBER 30, 1994
                                      ---------------------------------------------     --------------------------------------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income...........    $ 2,757,443     $   188,855     $  2,568,588     $  2,380,026     $  165,916     $  2,214,110
  Net realized gains on investment
    transactions..................      1,084,821          83,203        1,001,618        2,230,099        173,474        2,056,625
  Net change in unrealized
    appreciation (depreciation) on
    investments...................     18,939,826       1,403,235       17,536,591       (1,357,242)      (104,932)      (1,252,310)
                                     ------------     -----------     ------------     ------------     ----------     ------------
Change in net assets resulting
  from operations.................     22,782,090       1,675,293       21,106,797        3,252,883        234,458        3,018,425
                                     ------------     -----------     ------------     ------------     ----------     ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income......     (2,757,443)       (187,792)      (2,569,651)      (2,380,026)      (169,426)      (2,210,600)
  From net realized gains on
    investments...................     (1,084,821)        (83,203)      (1,001,618)        (965,529)       (68,029)        (897,500)
  In excess of net realized gains
    on investments................     (1,260,922)       (108,268)      (1,152,654)
                                     ------------     -----------     ------------     ------------     ----------     ------------
Change in net assets from
  shareholder distributions.......     (5,103,186)       (379,263)      (4,723,923)      (3,345,555)      (237,455)      (3,108,100)
                                     ------------     -----------     ------------     ------------     ----------     ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued.....     57,688,354       2,464,804       55,223,550       37,024,984      2,617,619       34,407,365
  Dividends reinvested............      3,097,037         378,623        2,718,414        2,300,354        228,419        2,071,935
  Cost of shares redeemed.........    (19,347,795)     (1,270,600)     (18,077,195)     (30,271,987)      (879,115)     (29,392,872)
                                     ------------     -----------     ------------     ------------     ----------     ------------
Change in net assets from share
  transactions....................     41,437,596       1,572,827       39,864,769        9,053,351      1,966,923        7,086,428
                                     ------------     -----------     ------------     ------------     ----------     ------------
Change in net assets..............     59,116,500       2,868,857       56,247,643        8,960,679      1,963,926        6,996,753
NET ASSETS:
  Beginning of period.............     97,328,485       7,973,289       89,355,196       88,367,806      6,009,363       82,358,443
                                     ------------     -----------     ------------     ------------     ----------     ------------
  End of period...................   $156,444,985     $10,842,146     $145,602,839     $ 97,328,485     $7,973,289     $ 89,355,196
                                     ============     ===========     ============      ===========      =========      ===========
SHARE TRANSACTIONS:
  Issued..........................      4,774,121         205,305        4,568,816        3,275,381        231,882        3,043,499
  Reinvested......................        275,871          33,975          241,896          204,044         20,295          183,749
  Redeemed........................     (1,633,604)       (111,033)      (1,522,571)      (2,685,789)       (77,733)      (2,608,056)
                                     ------------     -----------     ------------     ------------     ----------     ------------
Change in shares..................      3,416,388         128,247        3,288,141          793,636        174,444          619,192
                                      ===========      ==========      ===========      ===========      =========      ===========

                       See notes to financial statements.

                            BB&T MUTUAL FUNDS GROUP
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                             BALANCED FUND
                                      --------------------------------------------------------------------------------------------
                                         TOTAL          INVESTOR          TRUST            TOTAL         INVESTOR         TRUST
                                      ---------------------------------------------     ------------------------------------------
                                                   FOR THE YEAR ENDED                               FOR THE YEAR ENDED
                                                   SEPTEMBER 30, 1995                               SEPTEMBER 30, 1994
                                      ---------------------------------------------     ------------------------------------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income...........    $  2,228,732     $   358,163     $  1,870,569     $ 1,524,569     $  269,076     $ 1,255,493
  Net realized losses on
    investment transactions.......        (361,045)        (61,792)        (299,253)        (30,364)        (3,195)        (27,169)
  Net change in unrealized
    appreciation (depreciation) on
    investments...................       6,451,498       1,087,109        5,364,389      (1,731,930)      (349,069)     (1,382,861)
                                      ------------     -----------     ------------     -----------     ----------     -----------
Change in net assets resulting
  from operations.................       8,319,185       1,383,480        6,935,705        (237,725)       (83,188)       (154,537)
                                      ------------     -----------     ------------     -----------     ----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income......      (2,228,732)       (355,479)      (1,873,253)     (1,524,569)      (270,511)     (1,254,058)
                                      ------------     -----------     ------------     -----------     ----------     -----------
Change in net assets from
  shareholder distributions.......      (2,228,732)       (355,479)      (1,873,253)     (1,524,569)      (270,511)     (1,254,058)
                                      ------------     -----------     ------------     -----------     ----------     -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued.....      18,039,983       1,398,339       16,641,644      32,900,987      6,905,011      25,995,976
  Dividends reinvested............       1,590,880         350,315        1,240,565         975,003        231,677         743,326
  Cost of shares redeemed.........     (14,945,721)     (2,079,598)     (12,866,123)     (6,781,693)      (792,707)     (5,988,986)
                                      ------------     -----------     ------------     -----------     ----------     -----------
Change in net assets from share
  transactions....................       4,685,142        (330,944)       5,016,086      27,094,297      6,343,981      20,750,316
                                      ------------     -----------     ------------     -----------     ----------     -----------
Change in net assets..............      10,775,595         697,057       10,078,538      25,332,003      5,990,282      19,341,721
NET ASSETS:
  Beginning of period.............      48,275,166       8,559,738       39,715,428      22,943,163      2,569,456      20,373,707
                                      ------------     -----------     ------------     -----------     ----------     -----------
  End of period...................    $ 59,050,761     $ 9,256,795     $ 49,793,966     $48,275,166     $8,559,738     $39,715,428
                                      ============     ===========     ============     ===========     ==========     ===========
SHARE TRANSACTIONS:
  Issued..........................       1,719,005         133,311        1,585,694       3,281,982        681,340       2,600,642
  Reinvested......................         156,859          34,562          122,297          97,912         23,275          74,637
  Redeemed........................      (1,469,697)       (206,078)      (1,263,619)       (680,663)       (79,573)       (601,090)
                                      ------------     -----------     ------------     -----------     ----------     -----------
Change in shares..................         406,167         (38,205)         444,372       2,699,231        625,042       2,074,189
                                      ============     ===========     ============     ===========     ==========     ===========

                       See notes to financial statements.

                            BB&T MUTUAL FUNDS GROUP
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      SMALL COMPANY GROWTH FUND
                                                                               ----------------------------------------
                                                                                  TOTAL        INVESTOR        TRUST
                                                                               ----------------------------------------
                                                                               ----------------------------------------
                                                                                         DECEMBER 7, 1994 TO
                                                                                        SEPTEMBER 30, 1995(A)
                                                                               ----------------------------------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment loss.......................................................   $   (92,263)   $   (5,871)   $   (86,392)
  Net realized losses on investment transactions............................      (264,517)      (13,458)      (251,059)
  Net change in unrealized appreciation on investments......................     3,781,210       206,234      3,574,976
                                                                               -----------    ----------    -----------
Change in net assets resulting from operations..............................     3,424,430       186,905      3,237,525
                                                                               -----------    ----------    -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................................    15,189,335       938,909     14,250,426
  Cost of shares redeemed...................................................      (556,133)      (30,211)      (525,922)
                                                                               -----------    ----------    -----------
Change in net assets from share transactions................................    14,633,202       908,698     13,724,504
                                                                               -----------    ----------    -----------
Change in net assets........................................................    18,057,632     1,095,603     16,962,029
NET ASSETS:
  Beginning of period
                                                                               -----------    ----------    -----------
  End of period.............................................................   $18,057,632    $1,095,603    $16,962,029
                                                                               ===========    ==========    ===========
SHARE TRANSACTIONS:
  Issued....................................................................     1,280,823        77,577      1,203,246
  Redeemed..................................................................       (41,013)       (2,151)       (38,862)
                                                                               -----------    ----------    -----------
Change in shares............................................................     1,239,810        75,426      1,164,384
                                                                               ===========    ==========    ===========

---------

(a) Period from commencement of operations.

                       See notes to financial statements.

BB&T MUTUAL FUNDS GROUP
U.S. TREASURY MONEY MARKET FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1995

PRINCIPAL               SECURITY              AMORTIZED
  AMOUNT               DESCRIPTION               COST
----------    -----------------------------  ------------
U.S. TREASURY BILLS (51.7%):
10,000,000    10/12/95.....................  $  9,982,843
 5,000,000    10/19/95.....................     4,986,300
10,000,000    11/2/95......................     9,952,000
10,000,000    11/24/95.....................     9,918,512
10,000,000    12/14/95.....................     9,889,000
10,000,000    1/11/96......................     9,846,150
10,000,000    2/1/96.......................     9,819,942
 5,000,000    2/22/96......................     4,895,400
                                             ------------
                  Total U.S. Treasury Bills    69,290,147
                                             ------------
                          Total Investments    69,290,147
                                             ------------

PRINCIPAL               SECURITY              AMORTIZED
  AMOUNT               DESCRIPTION               COST
----------    -----------------------------  ------------
REPURCHASE AGREEMENTS (48.7%):
22,000,000    H.S.B.C. Securities, 6.40%,
                10/2/95 (Collateralized by
                23,750,000 U.S. Treasury
                Bills, 9/19/96, market
                value-- $22,498,190).......  $ 22,000,000
20,000,000    Lehman Brothers, 6.38%,
                10/2/95 (Collateralized by
                13,590,000 U.S. Treasury
                Bonds, 12.75%, 11/15/10,
                market
                value--$20,622,363)........    20,000,000
23,333,196    NationsBank, 6.42%, 10/2/95
                (Collateralized by
                23,100,000 U.S. Treasury
                Notes, 6.88%, 8/31/99,
                market value--
                $23,912,308)...............    23,333,196
                                             ------------
                Total Repurchase Agreements    65,333,196
                                             ------------
              Total (Cost--$134,623,343)(a)  $134,623,343
                                             ============

---------
Percentages indicated are based on net assets of $134,030,938.

(a) Cost for federal income tax and financial reporting purposes are the same.

                       See notes to financial statements.

BB&T MUTUAL FUNDS GROUP
SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1995

 SHARES
   OR
PRINCIPAL               SECURITY                MARKET
 AMOUNT                DESCRIPTION               VALUE
---------    -------------------------------  -----------
U.S. GOVERNMENT AGENCIES (6.8%):
Federal Home Loan Bank:
2,500,000    6.17%, 3/8/01..................  $ 2,505,850
1,000,000    7.28%, 7/25/01.................    1,050,170
                                              -----------
    Total U.S. Government Agencies              3,556,020
                                              -----------
U.S. TREASURY NOTES (91.1%):
1,000,000    9.50%, 11/15/95................    1,004,490
1,000,000    9.38%, 4/15/96.................    1,019,450
2,500,000    7.63%, 4/30/96.................    2,527,200
3,000,000    7.88%, 7/15/96.................    3,048,780
6,000,000    6.88%, 3/31/97.................    6,091,980
1,000,000    6.75%, 5/31/97.................    1,013,950
1,500,000    8.88%, 11/15/97................    1,587,810
4,500,000    5.63%, 1/31/98.................    4,476,780
5,000,000    8.25%, 7/15/98.................    5,294,400

SHARES OR
PRINCIPAL               SECURITY                MARKET
 AMOUNT                DESCRIPTION               VALUE
---------    -------------------------------  -----------
U.S. TREASURY NOTES, CONTINUED:
3,000,000    5.88%, 3/31/99.................  $ 2,992,020
3,000,000    8.00%, 8/15/99.................    3,205,140
1,500,000    6.36%, 1/15/00.................    1,520,415
2,500,000    6.75%, 4/30/00.................    2,570,300
4,000,000    6.38%, 8/15/02.................    4,060,360
7,000,000    6.25%, 2/15/03.................    7,039,970
                                              -----------
                   Total U.S. Treasury Notes   47,453,045
                                              -----------
INVESTMENT COMPANIES (0.9%):
  446,125    Federated Cash Reserves U.S.
               Treasury Fund................      446,125
                                              -----------
    Total Investment Companies                    446,125
                                              -----------
    Total (Cost--$51,314,059)(a)              $51,455,190
                                              ===========

---------

Percentages indicated are based on net assets of $52,106,465.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $14,219. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation..............  $ 713,379
Unrealized depreciation..............   (586,467)
                                       ---------
Net unrealized appreciation..........  $ 126,912
                                       =========

                       See notes to financial statements.

BB&T MUTUAL FUNDS GROUP
INTERMEDIATE U.S. GOVERNMENT BOND FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1995

  SHARES
    OR
PRINCIPAL                SECURITY               MARKET
  AMOUNT               DESCRIPTION               VALUE
----------    ------------------------------  -----------
U.S. GOVERNMENT AGENCIES (15.3%):
Federal Home Loan Bank:
 2,000,000    8.38%, 10/25/99...............  $ 2,154,480
 3,000,000    7.36%, 7/1/04.................    3,176,100
Federal Home Loan Mortgage Corp.:
 3,271,847    7.50%, 7/1/07, Pool #E00108...    3,327,828
Government National Mortgage Assoc.:
 4,086,580    7.50%, 3/15/23, Pool
              #342553.......................    4,127,936
                                              -----------
    Total U.S. Government Agencies             12,786,344
                                              -----------
U.S. TREASURY BONDS (17.1%):
 1,000,000    8.00%, 8/15/01................    1,017,670
 3,000,000    12.00%, 5/15/05...............    4,227,990
 5,000,000    9.38%, 2/15/06................    6,175,550
 1,000,000    8.38%, 8/15/08................    1,128,420
 1,500,000    9.13%, 5/15/09................    1,774,095
                                              -----------
    Total U.S. Treasury Bonds                  14,323,725
                                              -----------
U.S. TREASURY NOTES (59.1%):
 1,000,000    9.38%, 4/15/96................    1,019,450
 2,000,000    7.88%, 7/15/96................    2,032,520

  SHARES
    OR
PRINCIPAL                SECURITY               MARKET
  AMOUNT               DESCRIPTION               VALUE
----------    ------------------------------  -----------
U.S. TREASURY NOTES, CONTINUED:
 7,000,000    6.50%, 5/15/97................  $ 7,070,840
 4,500,000    7.00%, 4/15/99................    4,644,135
 3,000,000    8.50%, 11/15/00...............    3,322,830
 6,000,000    7.88%, 8/15/01................    6,523,560
 7,500,000    6.38%, 8/15/02................    7,613,175
 7,000,000    6.25%, 2/15/03................    7,039,970
 5,000,000    5.88%, 2/15/04................    4,891,450
 5,000,000    7.25%, 8/15/04................    5,343,300
                                              -----------
                   Total U.S. Treasury Notes   49,501,230
                                              -----------
U.S. TREASURY STRIPS (6.3%):
10,000,000    11/15/05......................    5,291,200
                                              -----------
    Total U.S. Treasury Strips                  5,291,200
                                              -----------
INVESTMENT COMPANIES (1.4%):
 1,144,294    Federated Cash Reserves U.S.
              Treasury Fund.................    1,144,294
                                              -----------
    Total Investment Companies                  1,144,294
                                              -----------
    Total (Cost--$81,823,940)(a)              $83,046,793
                                              ===========

---------

Percentages indicated are based on net assets of $83,751,821.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $55,219. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation..............  $ 1,837,231
Unrealized depreciation..............     (669,597)
                                       -----------
Net unrealized appreciation..........  $ 1,167,634
                                       ===========

                       See notes to financial statements.

BB&T MUTUAL FUNDS GROUP
NORTH CAROLINA INTERMEDIATE TAX-FREE FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1995

SHARES OR
PRINCIPAL                                             SECURITY                                              MARKET
 AMOUNT                                             DESCRIPTION                                              VALUE
---------    ------------------------------------------------------------------------------------------   -----------
BONDS (96.0%):
Education Bonds (1.1%):
  400,000    Educational Facilities, Bowman Gray Medical School, 4.40%*, 9/1/20, LOC: Wachovia Bank,
               NC......................................................................................   $   400,000
                                                                                                          -----------
Health Care Bonds (6.0%):
  650,000    Charlotte Mecklenburg Hospital, Revenue Bonds, 5.70%, 1/1/01..............................       676,813
  500,000    Charlotte Mecklenburg Hospital, Revenue Bonds, 5.90%, 1/1/02..............................       526,875
  600,000    Medical Care Commission Hospital, Rex Hospital, 4.70%, 6/1/98.............................       603,750
  400,000    Medical Care Commission, Presbyterian Health Services Corp., 5.70%, 10/1/04, Callable
               10/1/02 @ 102...........................................................................       417,500
                                                                                                          -----------
                                                                                                            2,224,938
                                                                                                          -----------
Housing Bonds (1.8%):
  205,000    Housing Finance Authority, Revenue Bond, 3.95%*, 3/1/14...................................       205,000
  445,000    Housing Finance Authority, Revenue Bond, 3.95%*, 9/1/16...................................       445,000
                                                                                                          -----------
                                                                                                              650,000
                                                                                                          -----------
North Carolina General Obligation Bonds (82.9%):
  500,000    Asheville, General Obligations, 4.80%, 6/1/06.............................................       486,250
  470,000    Buncombe County, General Obligations, 5.00%, 3/1/00.......................................       479,400
  500,000    Buncombe County, General Obligations, 5.00%, 3/1/03.......................................       510,625
1,000,000    Cary, General Obligations, 5.50%, 2/1/01..................................................     1,047,500
  545,000    Charlotte, General Obligations, 6.80%, 10/1/97............................................       572,250
  395,000    Charlotte, General Obligations, 5.20%, 7/1/01.............................................       411,788
1,000,000    Charlotte, General Obligations, 7.00%, 7/1/01, Pre-Refunded 7/1/96 @ 102..................     1,042,500
1,000,000    City Of Durham, General Obligations, 4.90%, 2/1/04........................................     1,010,000
  500,000    City Of Durham, General Obligations, 5.00%, 2/1/05........................................       505,625
  275,000    Cleveland County, General Obligations, 7.10%, 6/1/99......................................       300,438
  600,000    Cleveland County, General Obligations, 5.10%, 6/1/03......................................       606,750
  650,000    Cumberland County, General Obligations, 5.60%, 2/1/97.....................................       663,000
  400,000    Durham County, General Obligations, 5.20%, 3/1/01.........................................       415,500
  340,000    Durham County, General Obligations, 5.20%, 3/1/05.........................................       348,925
  500,000    Durham & Wake Counties, General Obligations, 5.75%, 4/1/02................................       533,125
  700,000    Forsyth County, General Obligations, 4.70%, 2/1/99........................................       708,750
  265,000    Forsyth County, General Obligations, 5.40%, 6/1/04, Callable 6/1/02 @ 101.................       275,931
  450,000    Goldsboro, General Obligations, 4.90%, 6/1/99.............................................       455,625
  550,000    Greensboro, General Obligations, 6.00%, 3/1/98............................................       573,375
  500,000    Greenville, General Obligations, 4.80%, 3/1/02............................................       504,375
1,000,000    Guilford County, General Obligations, 4.80%, 4/1/99.......................................     1,016,250
  300,000    Hickory, General Obligations, 6.50%, 5/1/99...............................................       320,625
  680,000    High Point, General Obligations, 4.40%, 4/1/02............................................       662,150
  500,000    Lee County, General Obligations, 5.50%, 2/1/00............................................       519,375
1,000,000    Lincoln County, General Obligations, 4.70%, 6/1/01........................................     1,011,250
1,000,000    Lincoln County, General Obligations, 4.80%, 6/1/04........................................       993,750
  700,000    Mecklenburg County, General Obligations, 5.75%, 3/1/03, Callable 3/1/02 @ 100.5...........       747,250
  500,000    Moore County, General Obligations, 4.75%, 6/1/03..........................................       495,000
  500,000    New Hanover County, General Obligations, 4.30%, 1/1/02....................................       489,375

                                   Continued

BB&T MUTUAL FUNDS GROUP
NORTH CAROLINA INTERMEDIATE TAX-FREE FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                               SEPTEMBER 30, 1995

SHARES OR
PRINCIPAL                                             SECURITY                                              MARKET
 AMOUNT                                             DESCRIPTION                                              VALUE
---------    ------------------------------------------------------------------------------------------   -----------
BONDS, CONTINUED:
North Carolina General Obligation Bonds, continued:
1,000,000    New Hanover County, General Obligations, 4.50%, 9/1/03....................................   $   981,250
1,500,000    North Carolina State, General Obligations, 5.75%, 3/1/98..................................     1,558,125
  500,000    North Carolina State, General Obligations, 4.70%, 2/1/01..................................       505,625
  670,000    Orange County, General Obligations, 5.10%, 6/1/00.........................................       687,588
  500,000    Orange County, General Obligations, 5.10%, 6/1/06.........................................       503,750
  500,000    Orange County, General Obligations, 5.10%, 6/1/07.........................................       502,500
  500,000    Pitt County, General Obligations, 6.60%, 2/1/96...........................................       504,375
1,000,000    Pitt County, General Obligations, 4.80%, 2/1/00...........................................     1,017,500
  985,000    Raleigh, General Obligations, 4.70%, 2/1/00...............................................     1,007,163
  400,000    Rocky Mount, General Obligations, 5.50%, 5/1/97...........................................       407,500
  700,000    Rowan County, General Obligations, 5.50%, 4/1/05..........................................       730,625
  165,000    Union County, General Obligations, 5.80%, 3/1/97..........................................       168,505
  200,000    Union County, General Obligations, 5.80%, 3/1/05, Callable 3/1/02 @ 101.5.................       209,500
  500,000    Wilkes County, General Obligations, 5.00%, 6/1/01.........................................       503,125
1,000,000    Wake County, General Obligations, 4.50%, 4/1/03...........................................       986,250
1,000,000    Wake County, General Obligations, 4.80%, 4/1/03...........................................       987,500
1,000,000    Wilmington, General Obligations, 4.60%, 3/1/02............................................       992,500
  505,000    Winston Salem, General Obligations, 6.50%, 6/1/99.........................................       543,505
                                                                                                          -----------
                                                                                                           30,503,643
                                                                                                          -----------
Utility Bonds (4.2%):
1,500,000    Municipal Power Catawba Project, Revenue Bonds, 9.00%, 1/1/14, Pre-Refunded 1/1/96 @
               102.....................................................................................     1,548,750
                                                                                                          -----------
    Total Bonds                                                                                            35,327,331
                                                                                                          -----------
INVESTMENT COMPANIES (3.1%):
  748,248    North Carolina Municipal Cash Trust.......................................................       748,248
  390,507    PNC North Carolina Municipal Money Market Portfolio.......................................       390,507
                                                                                                          -----------
    Total Investment Companies                                                                              1,138,755
                                                                                                          -----------
    Total (Cost--$36,057,736)(a)                                                                          $36,466,086
                                                                                                          ===========

---------

Percentages indicated are based on net assets of $36,807,931.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation..............  $470,780
Unrealized depreciation..............   (62,430)
                                       --------
Net unrealized appreciation..........  $408,350
                                       ========

* Variable rate investments. The rate reflected on the Schedule of Investments is the rate in effect at September 30, 1995.

                       See notes to financial statements.

BB&T MUTUAL FUNDS GROUP
GROWTH AND INCOME STOCK FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1995

                        SECURITY                MARKET
  SHARES              DESCRIPTION                VALUE
----------   ------------------------------  -------------
COMMON STOCKS (95.1%):
Apparel (0.8%):
    23,500   V.F. Corp. ...................  $   1,198,500
                                             -------------
Banks (4.7%):
    64,300   Boatmens Bancshares, Inc. ....      2,379,100
    31,000   J. P. Morgan & Co. ...........      2,398,625
    60,400   Wachovia Corp. ...............      2,604,750
                                             -------------
                                                 7,382,475
                                             -------------
Beverages (2.5%):
    63,600   Anheuser-Busch Co. ...........      3,967,050
                                             -------------
Broadcasting (0.7%):
    13,745   CBS, Inc. ....................      1,097,882
                                             -------------
Business Equipment & Services (3.2%):
    25,400   Dun & Bradstreet Corp. .......      1,470,025
    82,000   Pitney Bowes, Inc. ...........      3,444,000
                                             -------------
                                                 4,914,025
                                             -------------
Capital Equipment (1.5%):
    39,300   Illinois Tool Works...........      2,313,787
                                             -------------
Chemicals--Specialty (3.9%):
    28,500   Air Products & Chemicals,
               Inc. .......................      1,485,562
    26,200   Monsanto Corp. ...............      2,639,650
    36,600   Vulcan Materials Co. .........      1,939,800
                                             -------------
                                                 6,065,012
                                             -------------
Coal (0.8%):
    24,300   Mapco, Inc. ..................      1,251,450
                                             -------------
Communication Equipment (2.0%):
    57,300   Harris Corp. .................      3,144,337
                                             -------------
Computers (5.2%):
    37,900   Apple Computer, Inc. .........      1,411,775
    36,800   Hewlett Packard Co. ..........      3,068,200
    63,500   Honeywell, Inc. ..............      2,722,562
     9,600   International Business
               Machines....................        906,000
                                             -------------
                                                 8,108,537
                                             -------------
Construction Materials (0.7%):
    22,800   PPG Industries................      1,060,200
                                             -------------
Containers (1.1%):
    57,100   Ball Corp. ...................      1,691,587
                                             -------------
Defense (2.3%):
    53,600   Lockheed Martin Corp. ........      3,597,900
                                             -------------
Electrical Equipment (1.9%):
    29,200   Emerson Electric..............      2,087,800
    13,200   General Electric Co. .........        841,500
                                             -------------
                                                 2,929,300
                                             -------------

                        SECURITY                MARKET
  SHARES              DESCRIPTION                VALUE
----------   ------------------------------  -------------
COMMON STOCKS, CONTINUED:
Electronic Components (1.2%):
    36,200   Avnet, Inc. ..................  $   1,868,825
                                             -------------
Food & Related Products (3.2%):
    35,000   Hershey Foods.................      2,253,125
    96,200   Supervalu, Inc. ..............      2,825,875
                                             -------------
                                                 5,079,000
                                             -------------
Forest & Paper Products (2.6%):
    16,300   Kimberly Clark Corp. .........      1,094,137
    64,300   Weyerhaeuser Co. .............      2,933,687
                                             -------------
                                                 4,027,824
                                             -------------
Health Care (3.8%):
    50,100   Glaxo Holdings................      1,208,662
    28,600   Humana, Inc.(b)...............        575,575
    37,500   Johnson & Johnson.............      2,779,687
    39,600   U.S. Healthcare, Inc. ........      1,400,850
                                             -------------
                                                 5,964,774
                                             -------------
Household-General Products (3.1%):
    26,400   Premark International,
               Inc. .......................      1,343,100
    19,450   Unilever New York Shares......      2,528,500
    17,200   Whirlpool Corp. ..............        993,300
                                             -------------
                                                 4,864,900
                                             -------------
Insurance (6.3%):
    98,600   Aon Corp. ....................      4,030,275
    17,164   First Colony Corp. ...........        463,428
    56,600   Lincoln National Corp. .......      2,667,275
    40,700   SAFECO Corp. .................      2,670,938
                                             -------------
                                                 9,831,916
                                             -------------
Leisure Time Industry (1.4%):
    68,100   Hasbro, Inc. .................      2,119,613
                                             -------------
Metals (2.4%):
    27,100   Phelps Dodge Corp. ...........      1,697,138
    64,900   Trinity Industries............      2,011,900
                                             -------------
                                                 3,709,038
                                             -------------
Motor Vehicles (1.5%):
    77,200   Ford Motor Co. ...............      2,402,850
                                             -------------
Multiple Industry (2.7%):
    86,900   Corning Glass.................      2,487,513
    30,200   Minnesota Mining &
               Manufacturing...............      1,706,300
                                             -------------
                                                 4,193,813
                                             -------------
Petroleum (7.8%):
    54,500   Ashland Oil, Inc. ............      1,818,938
    62,700   Chevron Corp., Inc. ..........      3,048,788

                                   Continued

BB&T MUTUAL FUNDS GROUP
GROWTH AND INCOME STOCK FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                               SEPTEMBER 30, 1995

                        SECURITY                MARKET
  SHARES              DESCRIPTION                VALUE
----------   ------------------------------  -------------
COMMON STOCKS, CONTINUED:
Petroleum, continued:
    25,500   Mobil Corp. ..................  $   2,540,437
    45,100   Phillips Petroleum Co. .......      1,465,750
    28,600   Royal Dutch Petroleum Co. ....      3,510,650
                                             -------------
                                                12,384,563
                                             -------------
Pharmaceuticals (5.4%):
    44,300   Bristol Myers Squibb Co. .....      3,228,363
    60,500   Rhone-Poulenc Rorer...........      2,752,750
    47,600   Schering Plough Corp. ........      2,451,400
                                             -------------
                                                 8,432,513
                                             -------------
Photographic Equipment (0.3%):
     8,900   Eastman Kodak Co. ............        527,325
                                             -------------
Publishing (1.7%):
    21,700   Gannett Co., Inc. ............      1,185,363
    31,700   Houghton Mifflin Co. .........      1,474,050
                                             -------------
                                                 2,659,413
                                             -------------
Railroad (0.3%):
     5,500   CSX Corp. ....................        462,688
                                             -------------
Retail (5.1%):
   110,500   K-Mart Corp. .................      1,602,250
    64,700   Limited, Inc. ................      1,229,300
    63,400   May Department Stores Co. ....      2,773,750
    67,800   Melville Corp. ...............      2,339,100
                                             -------------
                                                 7,944,400
                                             -------------
Security Brokers & Dealers (1.1%):
    64,425   AG Edwards....................      1,715,316
                                             -------------

                        SECURITY                MARKET
  SHARES              DESCRIPTION                VALUE
----------   ------------------------------  -------------
COMMON STOCKS, CONTINUED:
Tobacco (0.9%):
    16,500   Phillip Morris Cos., Inc. ....  $   1,377,750
                                             -------------
Trucking & Shipping (1.0%):
    68,000   Alexander & Baldwin...........      1,632,000
                                             -------------
Utilities-Electric (2.2%):
    61,200   FPL Group, Inc. ..............      2,501,550
    27,200   Texas Utilities Co. ..........        948,600
                                             -------------
                                                 3,450,150
                                             -------------
Utilities-Gas (2.8%):
    45,900   Consolidated Natural Gas
               Co. ........................      1,853,213
    94,400   NICOR, Inc. ..................      2,572,400
                                             -------------
                                                 4,425,613
                                             -------------
Utilities-Telephone (7.0%):
    45,600   Ameritech Corp. ..............      2,376,900
    23,400   A T & T Corp. ................      1,538,550
    57,200   SBC Communications, Inc. .....      3,146,000
   113,000   Sprint Corp. .................      3,955,000
                                             -------------
                                                11,016,450
                                             -------------
    Total Common Stocks                        148,812,776
                                             -------------
INVESTMENT COMPANIES (5.3%):
 2,223,178   Federated Cash Reserves U.S.
               Treasury Fund...............      2,223,178
 5,995,248   Federated Short-Term U.S.
               Government Trust............      5,995,248
                                             -------------
    Total Investment Companies                   8,218,426
                                             -------------
    Total (Cost--$134,007,153)(a)            $ 157,031,202
                                             =============

---------

Percentages indicated are based on net assets of $156,444,985.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation..............  $26,105,088
Unrealized depreciation..............   (3,081,039)
                                       -----------
Net unrealized appreciation..........  $23,024,049
                                       ===========

(b) Represents non-income producing securities.

                       See notes to financial statements.

BB&T MUTUAL FUNDS GROUP
BALANCED FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1995

 SHARES
   OR
PRINCIPAL               SECURITY                MARKET
 AMOUNT                DESCRIPTION               VALUE
---------    -------------------------------  -----------
COMMON STOCKS (45.9%):
Apparel (0.4%):
    5,000    V. F. Corp. ...................  $   255,000
                                              -----------
Banks (2.2%):
    5,000    Banc One Corp. ................      182,500
    9,700    Boatmens Bancshares, Inc. .....      358,900
    2,500    J. P. Morgan & Co. ............      193,437
    2,800    PNC Financial Corp. ...........       78,050
   11,000    Wachovia Corp. ................      474,375
                                              -----------
                                                1,287,262
                                              -----------
Beverages (1.5%):
    7,500    Anheuser-Busch Co. ............      467,812
    8,500    PepsiCo, Inc. .................      433,500
                                              -----------
                                                  901,312
                                              -----------
Business Equipment & Services (2.1%):
    3,000    Dun & Bradstreet Corp. ........      173,625
    5,000    Harris Corp. ..................      274,375
   10,600    Pitney Bowes, Inc. ............      445,200
    2,500    Xerox Corp. ...................      335,937
                                              -----------
                                                1,229,137
                                              -----------
Capital Equipment (0.4%):
    4,000    Illinois Tool Works............      235,500
                                              -----------
Chemicals (2.2%):
    4,700    Air Products & Chemicals,
               Inc. ........................      244,987
    5,500    E. I. Dupont De Nemours Co. ...      378,125
    8,000    Ethyl Corporation..............       89,000
    6,100    Monsanto Corp. ................      614,575
                                              -----------
                                                1,326,687
                                              -----------
Computers (2.8%):
    4,100    Apple Computer Incorporated....      152,725
   10,000    Hewlett Packard Co. ...........      833,750
   11,500    Honeywell, Inc. ...............      493,062
    1,800    International Business
               Machines.....................      169,875
                                              -----------
                                                1,649,412
                                              -----------
Construction Materials (0.6%):
    8,200    PPG Industries.................      381,300
                                              -----------
Defense (0.9%):
    4,000    Lockheed Martin Corp. .........      268,500
    3,000    Raytheon Co. ..................      255,000
                                              -----------
                                                  523,500
                                              -----------

 SHARES
   OR
PRINCIPAL               SECURITY                MARKET
 AMOUNT                DESCRIPTION               VALUE
---------    -------------------------------  -----------
COMMON STOCKS, CONTINUED:
Electrical Equipment (1.4%):
    4,500    Emerson Electric...............  $   321,750
    8,000    General Electric Co. ..........      510,000
                                              -----------
                                                  831,750
                                              -----------
Electronic Components (0.4%):
    5,000    Avnet, Inc. ...................      258,125
                                              -----------
Financial Services (0.8%):
    3,200    American Express Co. ..........      142,000
   10,000    American General Corp. ........      373,750
                                              -----------
                                                  515,750
                                              -----------
Food & Related (2.4%):
    3,000    Fleming Companies, Inc. .......       72,000
    3,000    General Mills, Inc. ...........      167,250
    7,200    H. J. Heinz Co. ...............      329,400
    7,000    Hershey Foods..................      450,625
   13,000    Supervalu, Inc. ...............      381,875
                                              -----------
                                                1,401,150
                                              -----------
Forest & Paper Products (1.1%):
    6,000    International Paper Co. .......      252,000
      200    Kimberly Clark Corp. ..........       13,425
    8,000    Weyerhaeuser Co. ..............      365,000
                                              -----------
                                                  630,425
                                              -----------
Health Care (2.6%):
    4,700    Abbott Laboratories............      200,338
    2,000    Bausch & Lomb..................       82,750
    7,400    Glaxo Holdings.................      178,525
    7,500    Johnson & Johnson..............      555,938
    5,000    Merck & Company, Inc. .........      280,000
    6,500    U.S. Healthcare, Inc. .........      229,937
                                              -----------
                                                1,527,488
                                              -----------
Household-Appliances (0.7%):
    6,800    Whirlpool Corp. ...............      392,700
                                              -----------
Household Products (0.9%):
    1,000    Procter & Gamble Co. ..........       77,000
    3,500    Unilever New York Shares.......      455,000
      600    U.S. Industries, Inc.(b).......        9,300
                                              -----------
                                                  541,300
                                              -----------
Insurance (2.3%):
    2,000    Aetna Life & Casualty Co. .....      146,750
    3,300    American International Group,
               Inc. ........................      280,500
    3,500    Lincoln National Corp. ........      164,938

                                   Continued

BB&T MUTUAL FUNDS GROUP
BALANCED FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                               SEPTEMBER 30, 1995

 SHARES
   OR
PRINCIPAL               SECURITY                MARKET
 AMOUNT                DESCRIPTION               VALUE
---------    -------------------------------  -----------
COMMON STOCKS, CONTINUED:
Insurance, continued:
    8,500    SAFECO Corp. ..................  $   557,813
    7,500    USLIFE Corp. ..................      219,374
                                              -----------
                                                1,369,375
                                              -----------
Leisure Time Industry (0.9%):
    2,800    Hasbro, Inc. ..................       87,150
    7,500    The Walt Disney Co. ...........      430,313
                                              -----------
                                                  517,463
                                              -----------
Metal Fabrication (0.3%):
    6,000    Trinity Industries.............      186,000
                                              -----------
Motor Vehicles (0.6%):
    7,300    Ford Motor Co. ................      227,213
    2,500    General Motors Corp. ..........      117,187
                                              -----------
                                                  344,400
                                              -----------
Multiple Industry (1.3%):
   10,000    Corning Glass..................      286,250
   12,000    Hanson Trust American
               Depository Receipts..........      195,000
    5,200    Minnesota Mining &
               Manufacturing................      293,800
                                              -----------
                                                  775,050
                                              -----------
Petroleum (4.0%):
    6,000    Ashland, Inc. .................      200,250
    4,400    Atlantic Richfield Co. ........      472,450
   10,500    Chevron Corp., Inc. ...........      510,563
    5,500    Mobil Corp. ...................      547,937
    5,100    Royal Dutch Petroleum Co. .....      626,025
                                              -----------
                                                2,357,225
                                              -----------
Pharmaceuticals (1.8%):
    6,700    Bristol Myers Squibb Co. ......      488,263
   11,000    Schering Plough Corp. .........      566,500
                                              -----------
                                                1,054,763
                                              -----------
Photographic Equipment (0.2%):
    2,200    Eastman Kodak Co. .............      130,350
                                              -----------
Publishing (0.8%):
    3,800    Gannett Co., Inc. .............      207,575
    2,000    McGraw Hill, Inc. .............      163,500
    2,000    Tribune Co. ...................      132,750
                                              -----------
                                                  503,825
                                              -----------
Railroad (0.4%):
    3,600    Norfolk Southern Corp. ........      269,100
                                              -----------

 SHARES
   OR
PRINCIPAL               SECURITY                MARKET
 AMOUNT                DESCRIPTION               VALUE
---------    -------------------------------  -----------
COMMON STOCKS, CONTINUED:
Restaurants (0.1%):
    3,000    Darden Restaurants, Inc.(b)....  $    34,500
                                              -----------
Retail (2.7%):
    3,000    Dayton Hudson Corp. ...........      227,625
    2,500    J.C. Penney, Inc. .............      124,063
   13,000    K-Mart Corp. ..................      188,500
    9,000    May Department Stores Co. .....      393,750
   10,000    Melville Corporation...........      345,000
   11,300    Rite-Aid.......................      316,400
                                              -----------
                                                1,595,338
                                              -----------
Security Brokers & Dealers (0.2%):
    4,000    AG Edwards.....................      106,500
                                              -----------
Tobacco (0.5%):
    3,500    Philip Morris Cos., Inc. ......      292,250
                                              -----------
Trucking & Shipping (0.3%):
    6,200    Alexander & Baldwin............      148,800
                                              -----------
Utilities-Electric (2.0%):
    2,800    American Electric Power,
               Inc. ........................      101,850
    5,000    Duke Power Co. ................      216,875
   11,000    FPL Group, Inc. ...............      449,625
   12,000    Scana Corp. ...................      288,000
    3,500    Texas Utilities Co. ...........      122,063
                                              -----------
                                                1,178,413
                                              -----------
Utilities-Gas (1.4%):
   14,500    NICOR, Inc. ...................      395,125
   10,400    Williams Cos., Inc. ...........      405,600
                                              -----------
                                                  800,725
                                              -----------
Utilities-Telephone (2.4%):
    6,600    Ameritech Corp. ...............      344,025
    5,900    A T & T Corp. .................      387,925
    4,900    Pacific Telesis Group..........      150,675
   14,800    Sprint Corp. ..................      518,000
                                              -----------
                                                1,400,625
                                              -----------
Telecommunications (0.3%):
    4,900    Airtouch(b)....................      150,063
                                              -----------
                         Total Common Stocks   27,102,563
                                              -----------
U.S. TREASURY BONDS (6.4%):
1,500,000    11.13%, 8/15/03................    1,955,580
1,500,000    9.38%, 2/15/06.................    1,852,665
                                              -----------
                   Total U.S. Treasury Bonds    3,808,245
                                              -----------
U.S. TREASURY NOTES (41.4%):
3,000,000    7.13%, 10/15/98................    3,098,970

                                   Continued

BB&T MUTUAL FUNDS GROUP
BALANCED FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                               SEPTEMBER 30, 1995

 SHARES
   OR
PRINCIPAL               SECURITY                MARKET
 AMOUNT                DESCRIPTION               VALUE
---------    -------------------------------  -----------
U.S. TREASURY NOTES, CONTINUED:
3,000,000    8.00%, 8/15/99.................  $ 3,205,140
3,000,000    8.50%, 11/15/00................    3,322,830
3,500,000    7.75%, 2/15/01.................    3,770,025
2,500,000    7.50%, 5/15/02.................    2,689,250
2,500,000    6.38%, 8/15/02.................    2,537,725
2,500,000    6.25%, 2/15/03.................    2,514,275
3,000,000    7.88%, 11/15/04................    3,337,170
                                              -----------
                   Total U.S. Treasury Notes   24,475,385
                                              -----------

 SHARES
   OR
PRINCIPAL               SECURITY                MARKET
 AMOUNT                DESCRIPTION               VALUE
---------    -------------------------------  -----------
INVESTMENT COMPANIES (5.6%):
2,346,110    Federated Cash Reserves
                 U.S. Treasury Fund.........  $ 2,346,110
  971,781    Federated Short-Term U.S.
               Government Trust.............      971,781
                                              -----------
                  Total Investment Companies    3,317,891
                                              -----------
                Total (Cost--$53,658,895)(a)  $58,704,084
                                              ===========

---------
Percentages indicated are based on net assets of $59,050,761.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

                                Unrealized appreciation................  $5,695,075
                                Unrealized depreciation................    (649,886)
                                                                         ----------
                                Net unrealized appreciation............  $5,045,189
                                                                         ==========

(b) Represents non-income producing securities.

                       See notes to financial statements.

BB&T MUTUAL FUNDS GROUP
SMALL COMPANY COMPANY GROWTH FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1995

 SHARES
   OR
PRINCIPAL               SECURITY                MARKET
 AMOUNT                DESCRIPTION               VALUE
---------    -------------------------------  -----------
COMMON STOCKS (82.2%):
Business Services (2.2%):
    6,600    ABR Information Services,
               Inc.(b)......................  $   166,650
    8,400    Acxiom Corp.(b)................      237,300
                                              -----------
                                                  403,950
                                              -----------
Commercial Goods & Services (4.8%):
    6,000    Accustaff, Inc.(b).............      220,500
    4,700    Norrell Corp. .................      152,750
    4,000    Robert Half International,
               Inc.(b)......................      136,500
    6,100    Sitel Corp.(b).................      149,450
    7,100    U.S. Delivery Systems,
               Inc.(b)......................      204,125
                                              -----------
                                                  863,325
                                              -----------
Computer Hardware (3.8%):
    4,500    Cognex Corp.(b)................      217,125
   10,000    Cybex Corp.(b).................      250,000
    2,000    Electronics for Imaging,
               Inc.(b)......................      143,250
    5,100    Integrated Measurement
               System(b)....................       67,575
                                              -----------
                                                  677,950
                                              -----------
Computer Software (14.4%):
    5,100    American Management Systems,
               Inc. ........................      136,425
      200    Arcsys, Inc.(b)................        8,250
    7,600    Aspen Technologies, Inc.(b)....      228,000
    1,500    Baan Co.(b)....................       67,500
    2,700    CBT Group(b)...................      128,925
    5,400    CyCare Systems, Inc.(b)........      179,550
      800    Datalogix(b)...................       11,400
    3,400    Davidson & Associates,
               Inc.(b)......................      118,150
    1,000    Dendrite International,
               Inc.(b)......................       15,250
    2,400    Discreet Logic, Inc.(b)........      132,000
    5,100    Epic Design Technology,
               Inc.(b)......................      247,350
    5,300    HCIA, Inc.(b)..................      136,475
    2,900    Hummingbird Communications(b)..      108,025
    3,500    Imnet Systems, Inc.(b).........       90,125
      100    Legato Systems, Inc.(b)........        2,650
    5,500    Macromedia, Inc.(b)............      314,187
    2,300    Medic Computer Systems,
               Inc.(b)......................      116,725
    7,200    NetManage, Inc.(b).............      171,000
    1,000    Novadigm, Inc.(b)..............       16,875
      800    Premenos Technology Corp.(b)...       26,000
    6,000    Softkey International,
               Inc.(b)......................      265,500
      400    Spyglass, Inc.(b)..............       18,300
    1,200    Touchstone Software Corp.(b)...       12,900
    1,200    Videoserver, Inc.(b)...........       42,300
                                              -----------
                                                2,593,862
                                              -----------

 SHARES
   OR
PRINCIPAL               SECURITY                MARKET
 AMOUNT                DESCRIPTION               VALUE
---------    -------------------------------  -----------
COMMON STOCKS, CONTINUED:
Consumer Goods & Services (0.7%):
    6,500    USA Detergents, Inc.(b)........  $   134,875
                                              -----------
Electrical Equipment (1.3%):
      200    C. P. Clarke Corp.(b)..........        5,100
    8,100    Micrel, Inc.(b)................      226,800
                                              -----------
                                                  231,900
                                              -----------
Electronic Components (3.5%):
      900    Act Manufacturing, Inc.(b).....       12,712
    4,200    International Rectifier
               Corp.(b).....................      169,050
    2,400    MEMC Electronic Materials(b)...       65,100
    3,150    Phototronics, Inc.(b)..........      105,525
    2,700    Recoton Corp.(b)...............       74,250
    6,400    Tower Semiconductor Ltd.(b)....      208,000
                                              -----------
                                                  634,637
                                              -----------
Electronic Instruments (0.2%):
    3,600    Telcom Semiconductor,
               Inc.(b)......................       41,400
                                              -----------
Entertainment (1.5%):
    6,100    Regal Cinemas, Inc.(b).........      250,862
    1,000    Speedway Motorsports,
               Inc.(b)......................       26,000
                                              -----------
                                                  276,862
                                              -----------
Environmental Services (1.9%):
    2,700    Sanifill, Inc.(b)..............       88,425
    6,100    United Waste Systems,
               Inc.(b)......................      254,675
                                              -----------
                                                  343,100
                                              -----------
Financial Services (1.3%):
    5,800    Jayhawk Acceptance Corp.(b)....       84,825
    6,300    WFS Financial, Inc.(b).........      143,325
                                              -----------
                                                  228,150
                                              -----------
Homebuilders-Mobile Homes (0.2%):
    2,500    Southern Energy Homes,
               Inc(b).......................       39,688
                                              -----------
Hospital Supply & Management (1.0%):
    3,600    Physician Sales & Service(b)...      172,800
                                              -----------
Hotels & Gaming (0.9%):
    7,500    Doubletree Corp.(b)............      166,875
                                              -----------
Insurance (0.1%):
      600    United Dental Care, Inc.(b)....       18,000
                                              -----------
Leisure Time Industry (2.6%):
    5,000    Hollywood Entertainment
               Corp.(b).....................      107,188
    4,500    Movie Gallery, Inc.(b).........      192,375
    4,350    Scientific Games Holdings
               Corp.(b).....................      162,581
                                              -----------
                                                  462,144
                                              -----------

                                   Continued

BB&T MUTUAL FUNDS GROUP
SMALL COMPANY COMPANY GROWTH FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                               SEPTEMBER 30, 1995

 SHARES
   OR
PRINCIPAL               SECURITY                MARKET
 AMOUNT                DESCRIPTION               VALUE
---------    -------------------------------  -----------
COMMON STOCKS, CONTINUED:
Machinery & Equipment (2.9%):
    1,200    ASM Lithography Holding(b).....  $    52,650
    6,000    Electro Scientific Industries,
               Inc.(b)......................      209,250
    6,300    FSI International, Inc.(b).....      209,475
      700    Ontrak Systems, Inc.(b)........       19,337
    1,000    Silicon Valley Group,
               Inc.(b)......................       38,625
                                              -----------
                                                  529,337
                                              -----------
Medical (1.2%):
    2,400    Clintrials Research(b).........       48,600
    2,800    Quintiles Transnational
               Corp.(b).....................      165,200
                                              -----------
                                                  213,800
                                              -----------
Medical Equipment & Supplies (5.5%):
    1,700    Arrow International, Inc. .....       73,525
    6,300    Gulf South Medical Supply,
               Inc.(b)......................      155,138
    3,400    IDEXX Laboratories, Inc.(b)....      126,650
    1,400    Isolyser Co., Inc.(b)..........       47,775
    5,400    Medisense, Inc.(b).............      130,275
    4,400    Orthofix International
               N.V.(b)......................       68,200
    6,000    Steris Corp.(b)................      252,750
    2,000    Target Therapeutics, Inc.(b)...      140,000
                                              -----------
                                                  994,313
                                              -----------
Medical--Hospital Management & Services (6.0%):
    4,500    American Homepatient,
               Inc.(b)......................      114,750
    4,900    American Oncology
               Resources(b).................      210,700
    7,000    Medpartners, Inc.(b)...........      220,500
    3,100    Occusystems, Inc.(b)...........       64,325
    2,600    Omnicare, Inc. ................      101,400
    6,700    Orthodontic Centers of America,
               Inc. (b).....................      216,075
    1,800    Pediatrix Medical Group(b).....       36,900
    3,150    Phycor, Inc.(b)................      107,888
                                              -----------
                                                1,072,538
                                              -----------
Motor Vehicles (1.1%):
    9,000    Copart, Inc.(b)................      204,750
                                              -----------
                     Pharmaceuticals (1.5%):
    9,100    Dura Pharmaceuticals,
               Inc.(b)......................      270,725
                                              -----------
                          Publishing (0.5%):
      300    Desktop Data, Inc.(b)..........       10,425
    2,500    Gartner Group, Inc.(b).........       81,875
                                              -----------
                                                   92,300
                                              -----------

 SHARES
   OR
PRINCIPAL               SECURITY                MARKET
 AMOUNT                DESCRIPTION               VALUE
---------    -------------------------------  -----------
COMMON STOCKS, CONTINUED:
Restaurants (2.3%):
    5,000    Applebee's International,
               Inc.(b)......................  $   136,250
    6,700    Landry's Seafood Restaurants,
               Inc.(b)......................      120,600
    1,500    Logan Roadhouse, Inc.(b).......       26,250
    3,100    Papa John's International,
               Inc.(b)......................      139,500
                                              -----------
                                                  422,600
                                              -----------
Retail (9.2%):
    2,100    Bed Bath & Beyond, Inc.(b).....       64,050
   10,000    Books-A-Million, Inc.(b).......      176,250
    2,000    Dollar Tree Stores, Inc.(b)....       68,000
    9,000    Friedman's, Inc., Class A(b)...      195,750
    2,000    Global Directmail Corp.(b).....       49,250
    5,100    Just For Feet, Inc.(b).........      156,825
    5,500    Kenneth Cole Productions(b)....      193,188
    5,300    Men's Warehouse, Inc.(b).......      190,800
    1,800    Micro Warehouse, Inc.(b).......       82,350
    1,000    Oakley, Inc.(b)................       29,625
    5,000    Petco Animal Supplies,
               Inc.(b)......................      130,000
    3,000    Piercing Pagoda, Inc.(b).......       42,000
    4,500    Sunglass Hut International,
               Inc.(b)......................      225,000
    3,750    Trend-Lines, Inc.(b)...........       49,687
                                              -----------
                                                1,652,775
                                              -----------
Telecommunications (7.6%):
    3,000    Adtran, Inc.(b)................      104,250
      800    Coherent Communications Systems
               Corp. (b)....................       22,000
    9,400    EIS International, Inc.(b).....      168,025
    6,600    Gilat Satellite Networks
               Ltd.(b)......................      181,500
    2,800    Madge Networks N.V.(b).........       89,600
    9,200    Microcom, Inc.(b)..............      173,650
    3,000    Shiva Corp.(b).................      183,750
    6,500    Tekelec(b).....................      146,250
    3,600    U.S. Robotics Corp.(b).........      306,900
                                              -----------
                                                1,375,925
                                              -----------
Textile (3.1%):
    2,400    Authentic Fitness Corp.(b).....       54,000
    4,500    Nautica Enterprises, Inc.(b)...      154,125
    6,100    Quiksilver, Inc.(b)............      165,463
    3,800    St. John Knits, Inc. ..........      185,250
                                              -----------
                                                  558,838
                                              -----------

                                   Continued

BB&T MUTUAL FUNDS GROUP
SMALL COMPANY COMPANY GROWTH FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                               SEPTEMBER 30, 1995

 SHARES
   OR
PRINCIPAL               SECURITY                MARKET
 AMOUNT                DESCRIPTION               VALUE
---------    -------------------------------  -----------
COMMON STOCKS, CONTINUED:
Wholesale (0.9%):
    6,000    Peak Technologies Group,
               Inc.(b)......................  $   159,000
                                              -----------
                         Total Common Stocks   14,836,419
                                              -----------
U.S. GOVERNMENT AGENCIES (11.6%):
Federal Home Loan Mortgage Corp.:
2,106,000    9/29/95........................    2,104,894
                                              -----------
              Total U.S. Government Agencies    2,104,894
                                              -----------

 SHARES
   OR
PRINCIPAL               SECURITY                MARKET
 AMOUNT                DESCRIPTION               VALUE
---------    -------------------------------  -----------
U.S. TREASURY NOTES (6.1%):
1,100,000    5.88%, 6/30/00.................  $ 1,094,016
                                              -----------
                   Total U.S. Treasury Notes    1,094,016
                                              -----------
                Total (Cost--$14,254,119)(a)  $18,035,329
                                              -----------

---------

Percentages indicated are based on net assets of $18,057,632.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

                                Unrealized appreciation................  $3,943,162
                                Unrealized depreciation................    (161,952)
                                                                         ----------
                                Net unrealized appreciation............  $3,781,210
                                                                         ==========

(b) Represents non-income producing securities.

                       See notes to financial statements.

BB&T MUTUAL FUNDS GROUP

                         NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 1995

1. ORGANIZATION:

   The BB&T Mutual Funds Group ("The Group") was organized on October 1, 1987 and is registered under the Investment Company Act of 1940, as amended ("the 1940 Act"), as a diversified, open-end investment company established as a Massachusetts business trust. Between the date of organization and the date of commencement of operations, the Group had no operations other than incurring organizational expenses and the sale of initial units of beneficial interest ("shares").

   The Group is authorized to issue an unlimited number of shares without par value. The BB&T Mutual Funds Group offers shares of the U.S. Treasury Money Market Fund, the Short-Intermediate U.S. Government Income Fund, the Intermediate U.S. Government Bond Fund, the North Carolina Intermediate Tax-Free Fund, the Growth and Income Stock Fund, the Balanced Fund and the Small Company Growth Fund (referred to individually as a "Fund" and collectively, the "Group"). The Group has issued two classes of shares in each Fund: Investor Shares and Trust Shares. Investor Shares are sold with a front-end sales charge on the Short-Intermediate U.S. Government Income Fund, the Intermediate U.S. Government Bond Fund, the North Carolina Intermediate Tax-Free Fund, the Growth and Income Stock Fund, the Balanced Fund and the Small Company Growth Fund (collectively, "the variable net asset funds"). Both classes of shares in a Fund have identical rights and privileges except with respect to the distribution fees borne by the Investor Shares, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares. Sales of shares of the Group may be made to customers of Branch Banking & Trust Company (BB&T) and its affiliates, to all accounts of correspondent banks of BB&T and to the general public. BB&T serves as investment adviser to the Group.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Group in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

   SECURITIES VALUATION:

   Investments of the U.S. Treasury Money Market Fund are valued at either amortized cost, which approximates market value, or at original cost, which combined with accrued interest, approximates market value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the U.S. Treasury Money Market Fund may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average portfolio maturity which exceeds 90 days.

   Investments in common stocks, commercial paper, corporate bonds, municipal securities, U.S. Government securities, and U.S. Government agency securities of the variable net asset value funds are valued at their market values determined on the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in investment companies are valued at their respective net asset values as reported by such companies. The

                                   Continued

BB&T MUTUAL FUNDS GROUP

                               SEPTEMBER 30, 1995

   differences between cost and market values of such investments are reflected as unrealized appreciation or depreciation.

   SECURITIES TRANSACTIONS AND RELATED INCOME:

   Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

   REPURCHASE AGREEMENTS:

   Each Fund of the Group may acquire repurchase agreements from member banks of the Federal Deposit Insurance Corporation and from registered broker/dealers who BB&T deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

   DIVIDENDS TO SHAREHOLDERS:

   Dividends from net investment income are declared daily and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually for the U.S. Treasury Money Market Fund, the Short-Intermediate U.S. Government Income Fund, the Intermediate U.S. Government Bond Fund and the North Carolina Intermediate Tax-Free Fund. Dividends from net investment income are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually for the Growth and Income Stock Fund and the Balanced Fund. Dividends from net investment income are declared monthly and paid quarterly and distributable net realized capital gains, if any, are declared and distributable at least annually for the Small Company Growth Fund.

   During the year ended September 30, 1994, the Group adopted Statement of Position 93-2, Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. Accordingly, timing differences relating to shareholder distributions are reflected in the components of net assets and permanent book and tax basis differences relating to shareholder distributions have been reclassified to additional paid-in capital. Net investment income, net realized gains and net assets were not affected by this change.

                                   Continued

BB&T MUTUAL FUNDS GROUP

                               SEPTEMBER 30, 1995

   Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities and deferrals of certain losses.

   FEDERAL INCOME TAXES:

   It is the policy of each Fund of the Group to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

   OTHER:

   Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses for the Group are prorated to the Funds on the basis of relative net assets. All expenses incurred in connection with the Group's organization and registration under the 1940 Act and the Securities Act of 1933 were paid by the Group. Such expenses are being amortized over a period of two years commencing with the initial public offering.

3. PURCHASES AND SALES OF SECURITIES:

   Purchases and sales of securities (excluding short-term securities) for the year ended September 30, 1995 are as follows:

                                                                     PURCHASES         SALES
                                                                    ------------    ------------
   Short-Intermediate U.S. Government Income Fund................   $ 53,437,746    $ 51,764,922
   Intermediate U.S. Government Bond Fund........................   $ 58,195,273    $ 51,876,267
   North Carolina Intermediate Tax-Free Fund.....................   $  3,266,907    $  4,861,937
   Growth and Income Stock Fund..................................   $ 45,400,182    $  9,701,887
   Balanced Fund.................................................   $ 15,692,148    $ 11,159,823
   Small Company Growth Fund(a)..................................   $ 16,206,145    $  3,793,717

      ---------------

   (a) For the period from December 7, 1994 (commencement of operations) through September 30, 1995.

4. RELATED PARTY TRANSACTIONS:

   Investment advisory services are provided to the Group by BB&T. PNC Bank serves as sub-investment advisor to the Small Company Growth Fund. Under the terms of the investment advisory agreement, BB&T is entitled to receive fees based on a percentage of the average net assets of each of the Funds. Under the terms of the sub-investment advisory agreement, PNC Bank is entitled to receive fees based on a percentage of the average net assets of the Small Company Growth Fund.

                                   Continued

BB&T MUTUAL FUNDS GROUP

                               SEPTEMBER 30, 1995

   The Winsbury Company Limited Partnership d/b/a The Winsbury Company ("Winsbury") is an Ohio limited partnership. The sole general partner of Winsbury is BISYS Fund Services, Inc. The sole limited partner of Winsbury is WC Subsidiary Corporation. BISYS Fund Services, Inc., BISYS Fund Services Ohio, Inc. and WC Subsidiary Corporation are all subsidiaries of The BISYS Group, Inc. On October 10, 1995, Winsbury changed its name to BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services.

   Winsbury, with whom certain officers and trustees of the Group are affiliated, serves the Fund as administrator. Such officers and trustees are paid no fees directly by the Funds for serving as officers and trustees of the Group. Under the terms of the administration agreement, Winsbury's fees are computed daily as a percentage of the average net assets of each of the Funds. Winsbury also serves as the Group's distributor and is entitled to receive commissions on sales of shares of the variable net asset value funds. For the year ended September 30, 1995, Winsbury received $86,071 from commissions earned on sales of shares of the Group's variable net asset value funds of which $55,923 was reallowed to BB&T, an investment dealer of the Group's shares. Winsbury receives no fees from the Funds for providing distribution services to the money market funds. BISYS Fund Services, Ohio, Inc., (the Company), an affiliate of Winsbury, serves the Group as Transfer Agent and Mutual Fund Accountant. Under the terms of the Transfer Agent and Accounting Agreement, the Company's fee is based on the number of shareholders and as a percentage of average net assets, respectively.

   The Group has adopted a Distribution and Shareholder Service Plan in accordance with Rule 12b-1 under the 1940 Act for the Investor shares, pursuant to which each Fund is authorized to pay or reimburse Winsbury, as distributor, a periodic amount, calculated at an annual rate not to exceed .50% of the average daily net asset value of the Fund. These fees are used by Winsbury to pay banks, including the investment adviser, broker dealers and other institutions, or to reimburse Winsbury or its affiliates, for administration, distribution and shareholder services in connection with the distribution of Fund shares.

   Fees may be voluntarily reduced or reimbursed to assist the Funds in maintaining competitive expense ratios.

   Information regarding these transactions is as follows for the year ended September 30, 1995.

                                                        U.S.
                                                      TREASURY      SHORT-INTERMEDIATE     INTERMEDIATE
                                                    MONEY MARKET     U.S. GOVERNMENT      U.S. GOVERNMENT
                                                        FUND           INCOME FUND           BOND FUND
                                                    ------------    ------------------    ---------------
   INVESTMENT ADVISORY FEES:
   Annual fee before voluntary fee reductions
     (percentage of average net assets)..........          .40%               .60%                 .60%
   Voluntary fee reductions......................     $ 21,654           $ 74,712            $ 116,052
   ADMINISTRATION FEES:
   Annual fee (percentage of average net
     assets).....................................          .20%               .20%                 .20%
   DISTRIBUTION FEES (INVESTOR SHARES):
   Annual fee before voluntary fee reductions
     (percentage of average net assets)..........          .50%               .50%                 .50%
   Voluntary fee reductions......................     $ 14,832           $ 19,117            $  15,187
   TRANSFER AGENT AND MUTUAL FUND ACCOUNTANT
     FEES........................................     $ 78,908           $ 88,370            $  87,144

                                   Continued

BB&T MUTUAL FUNDS GROUP

                               SEPTEMBER 30, 1995

                                               NORTH CAROLINA     GROWTH AND                 SMALL COMPANY
                                                INTERMEDIATE     INCOME STOCK    BALANCED       GROWTH
                                               TAX-FREE FUND         FUND          FUND         FUND(A)
                                               --------------    ------------    --------    -------------
   INVESTMENT ADVISORY FEES:
   Annual fee before voluntary fee
     reductions (percentage of average net
     assets)................................           .60%             .74%          .74%         1.00%
   Voluntary fee reductions.................      $ 56,780         $328,103      $144,035       $   497
   ADMINISTRATION FEES:
   Annual fee before voluntary fee
     reductions (percentage of average net
     assets)................................           .20%             .20%          .20%          .20%
   Voluntary fee reductions.................      $ 18,917         $    282                     $    95
   DISTRIBUTION FEES (INVESTOR SHARES):
   Annual fee before voluntary fee
     reductions (percentage of average net
     assets)................................           .50%             .50%          .50%          .50%
   Voluntary fee reductions.................      $ 31,865         $ 21,955      $ 20,993       $   950
   TRANSFER AGENT AND MUTUAL FUND ACCOUNTANT
     FEES...................................      $ 81,128         $107,884      $ 90,269       $66,301
   Voluntary fee reductions.................      $ 10,002                                      $ 5,590
   EXPENSES REIMBURSED......................                                                    $20,079

---------

   (a) For the period from December 7, 1994 (commencement of operations) through September 30, 1995.

5. ELIGIBLE DISTRIBUTIONS (UNAUDITED):

   The BB&T Mutual Funds Group designates the following eligible distributions for the dividends received deductions for corporations:

                                                                          GROWTH AND
                                                                         INCOME STOCK    BALANCED
                                                                             FUND          FUND
                                                                         ------------    --------
        Dividend Income...............................................    $3,405,070     $653,671
        Dividend Income Per Share--Investor...........................    $    0.229     $  0.105
        Dividend Income Per Share--Trust..............................    $    0.256     $  0.111

6. EXEMPT-INTEREST INCOME DESIGNATIONS (UNAUDITED):

   The BB&T Mutual Funds Group designates the following exempt-interest dividends for the North Carolina Intermediate Tax-Free Fund's taxable year ended September 30, 1995:

        Exempt-Interest Dividends...............................................    $ 1,372,894
        Exempt-Interest Dividends Per Share--Investor...........................    $     0.347
        Exempt-Interest Dividends Per Share--Trust..............................    $     0.361

   100% of the exempt-interest income for the North Carolina Intermediate Tax-Free Fund's taxable year ended September 30, 1995 was from North Carolina securities.

7. FEDERAL INCOME TAXES (UNAUDITED):

   For federal income tax purposes, the Balanced Fund has capital loss carryforwards as of September 30, 1995, which are available to offset future capital gains, if any:

                                                                              AMOUNT     EXPIRES
                                                                              -------    -------
        Balanced Fund......................................................   $   482      2001
                                                                               30,364      2002

BB&T MUTUAL FUNDS GROUP

                               SEPTEMBER 30, 1995

8. SPECIAL SHAREHOLDER MEETING (UNAUDITED):

   On February 14, 1995, a special meeting of the shareholders of the BB&T Mutual Funds Group was held to consider various proposals, including, among other things, the approval of a new Investment Advisory Agreement between the Group and BB&T, to be effective upon consummation of a planned merger between Southern National Corporation and BB&T Financial Corporation. In addition, the meeting was held to consider the approval of a new Sub-Advisory Agreement between BB&T and PNC Bank and to approve the election of the Board of Trustees of the BB&T Mutual Funds Group.

   ELECTION OF TRUSTEES -- The shareholders of the BB&T Mutual Funds Group, as a group, were requested to direct the proxies to vote for or withhold authority to vote for the election of certain individuals to serve as Trustees of the BB&T Mutual Funds Group. The shareholders of the BB&T Mutual Funds approved each nominee. The results of such solicitation are as follows:

                                                             VOTES
               NOMINEE                    VOTES FOR         WITHHELD
-------------------------------------    ------------     ------------
J. David Huber.......................    126,043,297         93,919
William E. Graham, Jr................    126,043,298         93,919
Thomas W. Lambeth....................    126,036,469         94,651
W. Ray Long..........................    125,787,993         94,477
Robert W. Stewart....................    126,040,868         94,477

   INVESTMENT ADVISORY AGREEMENT -- The shareholders of each Fund approved a new Investment Advisory Agreement with respect to each Fund as follows:

                FUND                      IN FAVOR      OPPOSED      ABSTAIN
-------------------------------------    ----------     -------     ---------
U.S. Treasury Money Market Fund......    94,274,256     165,806     4,342,384
Short-Intermediate U.S. Government
  Income Fund........................     3,996,834           0       278,790
Intermediate U.S. Government Bond
  Fund...............................     7,157,009     153,605        16,569
North Carolina Intermediate Tax-Free
  Fund...............................     3,109,520           0       100,418
Growth and Income Stock Fund.........     7,753,941           0       517,270
Balanced Fund........................     3,998,490       8,106        15,243
Small Company Growth Fund............       250,221           0             0

   SUB-INVESTMENT ADVISORY AGREEMENT -- The shareholders of the Small Company Growth Fund approved a new Sub-Investment Advisory Agreement with respect to the Fund as follows:

                FUND                      IN FAVOR      OPPOSED      ABSTAIN
-------------------------------------    ----------     -------     ---------
Small Company Growth Fund............       250,221           0             0

BB&T MUTUAL FUNDS GROUP

                              FINANCIAL HIGHLIGHTS

                                                                    U.S. TREASURY MONEY MARKET FUND
                                               --------------------------------------------------------------------------

                                                FOR THE YEAR ENDED        FOR THE YEAR ENDED        OCTOBER 5, 1992 TO
                                                SEPTEMBER 30, 1995        SEPTEMBER 30, 1994       SEPTEMBER 30, 1993(A)
                                               ---------------------     --------------------     -----------------------
                                               INVESTOR      TRUST       INVESTOR      TRUST      INVESTOR        TRUST
                                               ---------------------     --------------------     -----------------------
NET ASSET VALUE, BEGINNING OF PERIOD.......    $  1.00      $   1.00     $  1.00      $  1.00     $  1.00        $  1.00
                                               --------     --------     --------     -------     --------       --------
INVESTMENT ACTIVITIES
  Net investment income....................      0.047         0.050       0.027        0.030       0.026          0.027
                                               --------     --------     --------     -------     --------       --------
      Total from Investment Activities.....      0.047         0.050       0.027        0.030       0.026          0.027
                                               --------     --------     --------     -------     --------       --------
DISTRIBUTIONS
  Net investment income....................     (0.047)       (0.050)     (0.027)      (0.030)     (0.026)        (0.027)
                                               --------     --------     --------     -------     --------       --------
      Total Distributions..................     (0.047)       (0.050)     (0.027)      (0.030)     (0.026)        (0.027)
                                               --------     --------     --------     -------     --------       --------
NET ASSET VALUE, END OF PERIOD.............    $  1.00      $   1.00     $  1.00      $  1.00     $  1.00        $  1.00
                                               ========     ========     ========     =======     ========       ========
Total Return...............................       4.81%         5.07%       2.76%        3.01%       2.60%(b)       2.70%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets, End of Period (000)..........    $13,948      $120,083     $ 1,486      $77,464     $   279        $74,962
  Ratio of expenses to average net
    assets.................................       0.98%         0.72%       0.94%        0.67%       0.51%(c)       0.38%(c)
  Ratio of net investment income to average
    net assets.............................       4.81%         4.97%       2.89%        2.97%       2.58%(c)       2.71%(c)
  Ratio of expenses to average net
    assets*................................       1.24%         0.75%       1.32%        0.83%       1.32%(c)       0.81%(c)
  Ratio of net investment income to average
    net assets*............................       4.55%         4.95%       2.51%        2.82%       1.77%(c)       2.27%(c)

---------
 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

                       See notes to financial statements.

BB&T MUTUAL FUNDS GROUP

                              FINANCIAL HIGHLIGHTS

                                                             SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND
                                                -------------------------------------------------------------------------

                                                 FOR THE YEAR ENDED       FOR THE YEAR ENDED       NOVEMBER 30, 1992 TO
                                                 SEPTEMBER 30, 1995       SEPTEMBER 30, 1994       SEPTEMBER 30, 1993(A)
                                                --------------------     --------------------     -----------------------
                                                INVESTOR      TRUST      INVESTOR      TRUST      INVESTOR        TRUST
                                                --------------------     --------------------     -----------------------
NET ASSET VALUE, BEGINNING OF PERIOD........     $ 9.60      $  9.61     $ 10.29      $ 10.30     $ 10.00        $ 10.00
                                                --------     -------     --------     -------     --------       --------
INVESTMENT ACTIVITIES
  Net investment income.....................       0.53         0.56        0.50         0.52        0.47           0.49
  Net realized and unrealized gains (losses)
    on investments..........................       0.29         0.28       (0.68)       (0.68)       0.30           0.30
                                                --------     -------     --------     -------     --------       --------
      Total from Investment Activities......       0.82         0.84       (0.18)       (0.16)       0.77           0.79
                                                --------     -------     --------     -------     --------       --------
DISTRIBUTIONS
  Net investment income.....................      (0.54)       (0.56)      (0.50)      (0.52)      (0.48)        (0.49)
  Net realized gains........................                               (0.01)      (0.01)
                                                --------     -------     --------     -------     --------       --------
      Total Distributions...................      (0.54)       (0.56)      (0.51)      (0.53)      (0.48)        (0.49)
                                                --------     -------     --------     -------     --------       --------
NET ASSET VALUE, END OF PERIOD..............     $ 9.88      $  9.89     $  9.60      $  9.61     $ 10.29        $ 10.30
                                                =======      =======     =======      =======     =======        =======
Total Return (excludes sales charge)........       8.74%        9.01%      (1.86%)      (1.66%)      7.80%(b)       8.01%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets, End of Period (000)...........     $7,102      $45,005     $10,345      $38,208     $14,915        $34,646
  Ratio of expenses to average net assets...       1.17%        0.93%       0.89%        0.71%       0.56%(c)       0.39%(c)
  Ratio of net investment income to average
    net assets..............................       5.50%        5.78%       5.01%        5.20%       5.43%(c)       5.60%(c)
  Ratio of expenses to average net
    assets*.................................       1.58%        1.08%       1.58%        1.08%       1.56%(c)       1.05%(c)
  Ratio of net investment income to average
    net assets*.............................       5.09%        5.64%       4.32%        4.83%       4.42%(c)       4.94%(c)
  Portfolio turnover(d).....................     106.81%      106.81%       7.06%        7.06%      14.06%         14.06%

---------
 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

BB&T MUTUAL FUNDS GROUP

                              FINANCIAL HIGHLIGHTS

                                                                 INTERMEDIATE U.S. GOVERNMENT BOND FUND
                                                -------------------------------------------------------------------------

                                                 FOR THE YEAR ENDED       FOR THE YEAR ENDED        OCTOBER 9, 1992 TO
                                                 SEPTEMBER 30, 1995       SEPTEMBER 30, 1994       SEPTEMBER 30, 1993(A)
                                                --------------------     --------------------     -----------------------
                                                INVESTOR      TRUST      INVESTOR      TRUST      INVESTOR        TRUST
                                                --------------------     --------------------     -----------------------
NET ASSET VALUE, BEGINNING OF PERIOD........     $ 9.33      $  9.34      $10.39      $ 10.40      $10.00        $ 10.00
                                                --------     -------     --------     -------     --------       --------
INVESTMENT ACTIVITIES
  Net investment income.....................       0.59         0.61        0.59         0.62        0.63           0.64
  Net realized and unrealized gains (losses)
    on investments..........................       0.55         0.55       (1.04)       (1.04)       0.39           0.40
                                                --------     -------     --------     -------     --------       --------
      Total from Investment Activities......       1.14         1.16       (0.45)       (0.42)       1.02           1.04
                                                --------     -------     --------     -------     --------       --------
DISTRIBUTIONS
  Net investment income.....................      (0.59)       (0.61)      (0.59)       (0.62)      (0.63)         (0.64)
  Net realized gains........................                               (0.02)       (0.02)
                                                --------     -------     --------     -------     --------       --------
      Total Distributions...................      (0.59)       (0.61)      (0.61)       (0.64)      (0.63)         (0.64)
                                                --------     -------     --------     -------     --------       --------
NET ASSET VALUE, END OF PERIOD..............     $ 9.88      $  9.89      $ 9.33      $  9.34      $10.39        $ 10.40
                                                =======      =======     =======      =======     =======        =======
Total Return (excludes sales charge)........      12.63%       12.91%      (4.48%)      (4.23%)     10.53%(b)      10.76%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets, End of Period (000)...........     $5,173      $78,578      $6,772      $68,451      $5,238        $59,816
  Ratio of expenses to average net assets...       1.09%        0.85%       0.96%        0.70%       0.59%(c)       0.39%(c)
  Ratio of net investment income to average
    net assets..............................       6.22%        6.43%       6.03%        6.27%       6.26%(c)       6.45%(c)
  Ratio of expenses to average net
    assets*.................................       1.50%        1.00%       1.56%        1.06%       1.55%(c)       1.03%(c)
  Ratio of net investment income to average
    net assets*.............................       5.81%        6.28%       5.43%        5.91%       5.30%(c)       5.82%(c)
  Portfolio turnover(d).....................      68.91%       68.91%       0.38%        0.38%      15.27%         15.27%

---------
 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

BB&T MUTUAL FUNDS GROUP

                              FINANCIAL HIGHLIGHTS

                                                                NORTH CAROLINA INTERMEDIATE TAX-FREE FUND
                                                -------------------------------------------------------------------------

                                                 FOR THE YEAR ENDED       FOR THE YEAR ENDED        OCTOBER 16, 1992 TO
                                                 SEPTEMBER 30, 1995       SEPTEMBER 30, 1994       SEPTEMBER 30, 1993(A)
                                                --------------------     --------------------     -----------------------
                                                INVESTOR      TRUST      INVESTOR      TRUST      INVESTOR        TRUST
                                                --------------------     --------------------     -----------------------
NET ASSET VALUE, BEGINNING OF PERIOD........     $ 9.78      $  9.78     $ 10.29      $ 10.29     $ 10.00        $ 10.00
                                                --------     -------     --------     -------     --------       --------
INVESTMENT ACTIVITIES
  Net investment income.....................       0.36         0.37        0.36         0.38        0.36           0.36
  Net realized and unrealized gains (losses)
    on investments..........................       0.37         0.37       (0.50)       (0.50)       0.29           0.29
                                                --------     -------     --------     -------     --------       --------
      Total from Investment Activities......       0.73         0.74       (0.14)       (0.12)       0.65           0.65
                                                --------     -------     --------     -------     --------       --------
DISTRIBUTIONS
  Net investment income.....................      (0.36)       (0.37)      (0.36)       (0.38)      (0.36)         (0.36)
  Net realized gains........................                               (0.01)       (0.01)
                                                --------     -------     --------     -------     --------       --------
      Total Distributions...................      (0.36)       (0.37)      (0.37)       (0.39)      (0.36)         (0.36)
                                                --------     -------     --------     -------     --------       --------
NET ASSET VALUE, END OF PERIOD..............     $10.15      $ 10.15     $  9.78      $  9.78     $ 10.29        $ 10.29
                                                =======      =======     =======      =======     =======        ========
Total Return (excludes sales charge)........       7.61%        7.77%      (1.33%)      (1.18%)      6.60%(b)       6.62%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets, End of Period (000)...........     $8,717      $28,091     $11,083      $27,770     $13,695        $20,128
  Ratio of expenses to average net assets...       1.05%        0.91%       0.75%        0.63%       0.43%(c)       0.42%(c)
  Ratio of net investment income to average
    net assets..............................       3.63%        3.78%       3.63%        3.77%       3.80%(c)       3.80%(c)
  Ratio of expenses to average net
    assets*.................................       1.63%        1.13%       1.66%        1.17%       1.77%(c)       1.30%(c)
  Ratio of net investment income to average
    net assets*.............................       3.05%        3.55%       2.72%        3.24%       2.45%(c)       2.92%(c)
  Portfolio turnover(d).....................       9.38%        9.38%       0.56%        0.56%       5.92%          5.92%

---------
 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

BB&T MUTUAL FUNDS GROUP

                              FINANCIAL HIGHLIGHTS

                                                                       GROWTH AND INCOME STOCK FUND
                                               -----------------------------------------------------------------------------

                                                FOR THE YEAR ENDED        FOR THE YEAR ENDED          OCTOBER 9, 1992 TO
                                                SEPTEMBER 30, 1995        SEPTEMBER 30, 1994         SEPTEMBER 30, 1993(A)
                                               ---------------------     ---------------------     -------------------------
                                               INVESTOR      TRUST       INVESTOR       TRUST      INVESTOR          TRUST
                                               ---------------------     ---------------------     -------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.......    $  11.26     $  11.28      $ 11.26      $ 11.28      $ 10.00         $  10.00
                                               --------     --------     --------      -------     --------         --------
INVESTMENT ACTIVITIES
  Net investment income....................        0.25         0.28         0.25         0.28         0.28             0.30
  Net realized and unrealized gains on
    investments............................        1.98         1.98         0.12         0.11         1.27             1.28
                                               --------     --------     --------      -------     --------         --------
      Total from Investment Activities.....        2.23         2.26         0.37         0.39         1.55             1.58
                                               --------     --------     --------      -------     --------         --------
DISTRIBUTIONS
  Net investment income....................       (0.25)       (0.28)       (0.26)       (0.28)       (0.29)           (0.30)
  Net realized gains.......................       (0.12)       (0.12)       (0.11)       (0.11)
  In excess of net realized gains..........       (0.15)       (0.15)
                                               --------     --------     --------      -------     --------         --------
      Total Distributions..................       (0.52)       (0.55)       (0.37)       (0.39)       (0.29)           (0.30)
                                               --------     --------     --------      -------     --------         --------
NET ASSET VALUE, END OF PERIOD.............    $  12.97     $  12.99      $ 11.26      $ 11.28      $ 11.26         $  11.28
                                                =======     ========       ======      =======       ======          =======
Total Return (excludes sales charge).......       20.62%       20.88%        3.33%        3.58%       15.72%(b)        16.06%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets, End of Period (000)..........    $ 10,842     $145,603      $ 7,973      $89,355      $ 6,009         $ 82,358
  Ratio of expenses to average net
    assets.................................        1.07%        0.82%        0.92%        0.66%        0.63%(c)         0.40%(c)
  Ratio of net investment income to average
    net assets.............................        2.15%        2.40%        2.26%        2.51%        2.85%(c)         3.08%(c)
  Ratio of expenses to average net
    assets*................................        1.60%        1.10%        1.65%        1.15%        1.68%(c)         1.17%(c)
  Ratio of net investment income to average
    net assets*............................        1.62%        2.11%        1.52%        2.02%        1.81%(c)         2.31%(c)
  Portfolio turnover(d)....................        8.73%        8.73%       21.30%       21.30%       27.17%           27.17%

---------
 * During the period certain accounting fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

BB&T MUTUAL FUNDS GROUP

                              FINANCIAL HIGHLIGHTS

                                                                              BALANCED FUND
                                                -------------------------------------------------------------------------

                                                 FOR THE YEAR ENDED       FOR THE YEAR ENDED          JULY 1, 1993 TO
                                                 SEPTEMBER 30, 1995       SEPTEMBER 30, 1994       SEPTEMBER 30, 1993(A)
                                                --------------------     --------------------     -----------------------
                                                INVESTOR      TRUST      INVESTOR      TRUST      INVESTOR        TRUST
                                                --------------------     --------------------     -----------------------
NET ASSET VALUE, BEGINNING OF PERIOD........     $ 9.76      $  9.74      $10.20      $ 10.18      $10.00        $ 10.00
                                                --------     -------     --------     -------     --------       --------
INVESTMENT ACTIVITIES
  Net investment income.....................       0.44         0.46        0.38         0.40        0.08           0.09
  Net realized and unrealized gains (losses)
    on investments..........................       1.27         1.27       (0.44)       (0.44)       0.21           0.18
                                                --------     -------     --------     -------     --------       --------
      Total from Investment Activities......       1.71         1.73       (0.06)       (0.04)       0.29           0.27
                                                --------     -------     --------     -------     --------       --------
DISTRIBUTIONS
  Net investment income.....................      (0.43)       (0.46)      (0.38)       (0.40)      (0.09)         (0.09)
                                                --------     -------     --------     -------     --------       --------
      Total Distributions...................      (0.43)       (0.46)      (0.38)       (0.40)      (0.09)         (0.09)
                                                --------     -------     --------     -------     --------       --------
NET ASSET VALUE, END OF PERIOD..............     $11.04      $ 11.01      $ 9.76      $  9.74      $10.20        $ 10.18
                                                --------     -------     --------     -------     --------       --------
Total Return (excludes sales charge)........      18.00%       18.23%      (0.64%)      (0.42%)      2.88%(b)       2.74%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets, End of Period (000)...........     $9,257      $49,794      $8,560      $39,715      $2,569        $20,374
  Ratio of expenses to average net assets...       1.17%        0.92%       0.98%        0.73%       0.50%(c)       0.44%(c)
  Ratio of net investment income to average
    net assets..............................       4.27%        4.51%       4.02%        4.22%       4.39%(c)       4.44%(c)
  Ratio of expenses to average net
    assets*.................................       1.71%        1.21%       1.75%        1.25%       2.00%(c)       1.47%(c)
  Ratio of net investment income to average
    net assets*.............................       3.73%        4.22%       3.25%        3.70%       2.89%(c)       3.42%(c)
  Portfolio turnover(d).....................      23.68%       23.68%      12.91%       12.91%       8.32%          8.32%

---------
 * During the period certain accounting fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

BB&T MUTUAL FUNDS GROUP

                              FINANCIAL HIGHLIGHTS

                                                                                              SMALL COMPANY
                                                                                               GROWTH FUND
                                                                                         ------------------------

                                                                                           DECEMBER 7, 1994 TO
                                                                                          SEPTEMBER 30, 1995(A)
                                                                                         ------------------------
                                                                                         INVESTOR          TRUST
                                                                                         ------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.................................................     $10.00          $ 10.00
                                                                                         --------         -------
INVESTMENT ACTIVITIES
  Net investment income..............................................................      (0.08)           (0.07)
  Net realized and unrealized gains on investments...................................       4.61             4.64
                                                                                         --------         -------
      Total from Investment Activities...............................................       4.53             4.57
                                                                                         --------         -------
NET ASSET VALUE, END OF PERIOD.......................................................     $14.53          $ 14.57
                                                                                         =======          =======
Total Return (excludes sales charge).................................................      45.30%(b)        45.70%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets, End of Period (000)....................................................     $1,096          $16,962
  Ratio of expenses to average net assets............................................       2.50%(c)         2.33%(c)
  Ratio of net investment income to average net assets...............................      (1.56%)(c)       (1.34%)(c)
  Ratio of expenses to average net assets*...........................................       2.84%(c)         2.42%(c)
  Ratio of net investment income to average net assets*..............................      (1.90%)(c)       (1.43%)(c)
  Portfolio turnover(d)..............................................................      46.97%           46.97%

---------
 * During the period certain fees were voluntarily reduced. In addition, certain expenses were reimbursed. If such voluntary fee reductions and reimbursements had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

                                    APPENDIX

The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized by BB&T with regard to portfolio investments for the Funds include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Duff & Phelps, Inc. ("Duff"), Fitch Investors Service, Inc. ("Fitch"), IBCA Limited and its affiliate, IBCA Inc. (collectively, "IBCA"), and Thomson BankWatch, Inc. ("Thomson"). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by BB&T and the description of each NRSRO's ratings is as of the date of this Statement of Additional Information, and may subsequently change.

LONG-TERM DEBT RATINGS (may be assigned, for example, to corporate and municipal bonds)

Description of the three highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (1, 2, and 3) in each rating category to indicate the security's ranking within the category):

         Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

         A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba Bonds which are rated Ba are judged to have speculative elements -their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.

Description of the three highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

         AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstan ces and economic conditions than debt in higher rated categories.

         BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB Debt rated BB is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

Description of the three highest long-term debt ratings by Duff:

         AAA Highest credit quality. The risk factors are negligible being only slightly more than for risk-free U.S. Treasury debt.

         AA+      High credit quality Protection factors are strong.
         AA       Risk is modest but may vary slightly from time to time
         A-       because of economic conditions.

         A+       Protection factors are average but adequate. However,
         A        risk factors are more variable and greater in periods
         A-       of economic stress.

Description of the three highest long-term debt ratings by Fitch (plus or minus signs are used with a rating symbol to indicate the relative position of the credit within the rating category):

         AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally rated "[-]+."

         A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

IBCA's description of its three highest long-term debt ratings:

         AAA Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

         AA Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic, or financial conditions may increase investment risk albeit not very significantly.

         A Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)

Moody's description of its three highest short-term debt ratings:

         Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by many of the following characteristics:

                                  -Leading market positions in well-established
                                   industries.

                                  -High rates of return on funds employed.

                                  -Conservative capitalization structures with moderate reliance on debt and ample asset protection.

                                  -Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

                                  -Well-established access to a range of
                                  financial markets and assured sources of alternate liquidity.

         Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S&P's description of its three highest short-term debt ratings:

         A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus sign (+).

         A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

         A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Duff's description of its three highest short-term debt ratings (Duff incorporates gradations of "1+" (one plus) and "1-" (one minus) to assist investors in recognizing quality differences within the highest rating category):

         Duff 1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         Duff 1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         Duff 1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         Duff 2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

         Duff 3 Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation.
                  Nevertheless, timely payment is expected.

Fitch's description of its three highest short-term debt ratings:

         F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

         F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1 ratings.

         F-3 Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

IBCA's description of its three highest short-term debt ratings:

         A+ Obligations supported by the highest capacity for timely repayment.

         A1 Obligations supported by a very strong capacity for timely repayment.

         A2 Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

Short-Term Loan/Municipal Note Ratings
--------------------------------------

Moody's description of its two highest short-term loan/municipal note ratings:

MIG-1/VMIG-1          This designation denotes best quality. There is present
                      strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG-2/VMIG-2          This designation denotes high quality. Margins of
                      protection are ample although not so large as in the preceding group.

S&P's description of its two highest municipal note ratings:

           SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

           SP-2       Satisfactory capacity to pay principal and interest.

Short-Term Debt Ratings
-----------------------

Thomson BankWatch, Inc. ("TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

BankWatch(TM) Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

The TBW Short-Term Ratings apply only to unsecured instruments that have a maturity of one year or less.

The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

           TBW-1 The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

           TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

           TBW-3 The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

           TBW-4 The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

Definitions of Certain Money Market Instruments
-----------------------------------------------

Commercial Paper

           Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

Certificates of Deposit

           Certificates of Deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Bankers' Acceptances

           Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.

U.S. Treasury Obligations

           U.S. Treasury Obligations are obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government. These obligations may include Treasury bills, notes and bonds, and issues of agencies and instrumentalities of the U.S. Government, provided such obligations are guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government.

U.S. Government Agency and Instrumentality Obligations

           Obligations issued by agencies and instrumentalities of the U.S. Government include such agencies and instrumentalities as the Government National Mortgage Association, the Export-Import Bank of the United States, the Tennessee Valley Authority, the Farmers Home Administration, the Federal Home Loan Banks, the Federal Intermediate Credit Banks, the Federal Farm Credit Banks, the Federal Land Banks, the Federal Housing Administration, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association. Some of these obligations, such as those of the Government National Mortgage Association are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. A Fund will invest in the obligations of such instrumentalities only when the investment adviser believes that the credit risk with respect to the instrumentality is minimal.

                             Registration Statement
                                       of
                             BB&T MUTUAL FUNDS GROUP
                                       on
                                    Form N-1A



PART C.  OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS
          ---------------------------------

     (a)     Financial Statements.

                      Included in Part A:

                      -         Financial Highlights

                      Included in Part B:

                      -         Independent Auditors' Report, dated
                                November 16, 1995.

                      - Statements of Assets and Liabilities as of September 30, 1995 (audited).

                      - Statements of Operations for the year ended September 30, 1995 (audited).

                      - Statements of Changes in Net Assets for the years or periods ended September 30, 1995 and September 30, 1994 (audited).

                      - Schedules of Portfolio Investments as of September 30, 1995 (audited).

                      - Notes to Financial Statements for the year ended September 30, 1995 (audited).

                      - Financial Highlights for the years or periods ended September 30, 1995, September 30, 1994 and the periods ended September 30, 1993 (audited).

     (b)     Exhibits:

                       (1)      (a)    Agreement and Declaration of Trust (the
                                       "Declaration of Trust") dated as of
                                       October 1, 1987 is incorporated by
                                       reference to Exhibit 1(a) to the
                                       Registration Statement of the Registrant on Form N-1A (filed June 30, 1992).

                                (b) Amendment No. 1 to Declaration of Trust, dated as of June 25, 1992 is incorporated by reference to Exhibit 1(b) to the Registration Statement of the Registrant on Form N-1A (filed June 30, 1992).

                                (c)    Amended and Restated Agreement and
                                       Declaration of Trust dated August 18,
                                       1992 is incorporated by reference to
                                       Exhibit 1(c) to Post-Effective Amendment
                                       No. 1 to the Registration Statement of
                                       the Registrant on Form N-1A (filed March
                                       24, 1993).

                       (2) By-laws are incorporated by reference to Exhibit 2 to Pre-Effective Amendment No. 1 the Registration Statement of the Registrant on Form N-1A (filed on September 9, 1992).

                       (3)      None.

                       (4)      None.

                       (5)      (a)    Investment Advisory Agreement between
                                       the Registrant and Branch Banking and
                                       Trust Company is incorporated by
                                       reference to Exhibit 5(a) to
                                       Post-Effective Amendment No. 1 to the
                                       Registration Statement of the Registrant on Form N-1A (filed March 24, 1993).

                                (b)    Schedule A to the Investment Advisory
                                       Agreement between the Registrant and
                                       Branch Banking and Trust Company is
                                       incorporated by reference to Exhibit 5(b) to Post-Effective Amendment No. 6 to the Registration Statement of the Registrant on Form N-1A (filed on June 1, 1995).


                                (c)    Form of Revised Schedule A to the
                                       Investment Advisory Agreement between the
                                       Registrant and Branch Banking and Trust
                                       Company is filed herewith.

                                (d)    Sub-Advisory Agreement between Branch
                                       Banking and Trust Company and PNC Bank,
                                       National Association is incorporated by
                                       reference to Exhibit (5)(c) to
                                       Post-Effective Amendment No. 5 to the
                                       Registration Statement of the Registrant on Form N-1A (filed December 2, 1994).

                                (e) Schedule A to the Sub-Advisory Agreement between Branch Banking and Trust Company and PNC Bank, National Association is incorporated by reference to Exhibit
                                       (5)(d) to Post-Effective Amendment No. 5 to the Registration Statement of the Registrant on Form N-1A (filed December 2, 1994).

                                (f) Form of Sub-Advisory Agreement between Branch Banking and Trust Company and CastleInternational Asset Management
                                       Limited is filed herewith.

                       (6)      (a)    Distribution Agreement between the
                                       Registrant and BISYS Fund Services
                                       (formerly known as The Winsbury Company) is incorporated by reference to Exhibit
                                       6(a) to Post-Effective Amendment No. 1 to the Registration Statement of the
                                       Registrant on Form N-1A (filed March 24,
                                       1993).

                                (b) Revised Schedules A-C to the Distribution Agreement between the Registrant and BISYS Fund Services (formerly known as The Winsbury Company) are incorporated by reference to Exhibit (6)(b) to Post-Effective Amendment No. 6 to the Registration Statement of the Registrant on Form N-1A (filed on June 1, 1995).


                                (c)    Form of Revised Schedule A-D to the
                                       Distribution Agreement between the
                                       Registrant and BISYS Fund Services
                                       (formerly known as The Winsbury Company) is filed herewith.


                       (7)             None.

                       (8)      (a)    Custody Agreement between the Registrant
                                       and Star Bank, N.A. is incorporated by
                                       reference to Exhibit 8(a) to Post-
                                       Effective Amendment No. 1 to the
                                       Registration Statement of the Registrant on Form N-1A (filed March 24, 1993).

                                (b)    Form of Custody Agreement between the
                                       Registrant and Star Bank is filed
                                       herewith.

                                (c)    Form of Custody Agreement between the
                                       Registrant and Bank of New York is filed herewith.

                                (d)    Revised Appendix B to the Custody
                                       Agreement between the Registrant and Star
                                       Bank, N.A. is incorporated by reference
                                       to Exhibit 8(b) to Post-Effective
                                       Amendment No. 4 to the Registration
                                       Statement on Form N-1A (filed October 4,
                                       1994).


                       (9)      (a)    Management and Administration
                                       Agreement between the Registrant and
                                       BISYS Fund Services (formerly know as The
                                       Winsbury Company) is incorporated by
                                       reference to Exhibit 9(a) to
                                       Post-Effective Amendment No. 1 to the
                                       Registration Statement of the Registrant on Form N-1A (filed March 24, 1993).

                                (b)    Transfer Agency Agreement between the
                                       Registrant and BISYS Fund Services Ohio,
                                       Inc. (formerly known as The Winsbury
                                       Service Corporation) is incorporated by
                                       reference to Exhibit 9(b) to
                                       Post-Effective Amendment No. 1 to the
                                       Registration Statement of the Registrant on Form N-1A (filed March 24, 1993).

                                (c)    Fund Accounting Agreement between the
                                       Registrant and BISYS Fund Services Ohio,
                                       Inc. (formerly known as The Winsbury
                                       Service Corporation) is incorporated by
                                       reference to Exhibit 9(c) to
                                       Post-Effective Amendment No. 1 to the
                                       Registration Statement of the Registrant on Form N-1A (filed March 24, 1993).

                                (d) License Agreement between the Registrant and Branch Banking and Trust Company is incorporated by reference to Exhibit 9(d) to Post-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-1A (filed March 24, 1993).

                                (e) Revised Schedule A to the Management and Administration Agreement between the Registrant and BISYS Fund Services (formerly known as The Winsbury Company) is incorporated by reference to Exhibit
                                       (9)(e) to Post-Effective Amendment No. 6 to the Registration Statement of the Registrant on Form N-1A (filed June 1,
                                       1995).


                                (f)    Form of Revised Schedule A to the
                                       Management and Administration Agreement
                                       between the Registrant and BISYS Fund
                                       Services (formerly known as The Winsbury
                                       Company) is filed herewith.


                                (g) Revised Schedule A to the Fund Accounting Agreement between the Registrant and BISYS Fund Services Ohio, Inc. (formerly known as The Winsbury Service
                                       Corporation) is incorporated by reference to Exhibit (9)(f) to Post-Effective Amendment No. 6 to the Registration Statement of the Registrant on Form N-1A (filed June 1, 1995).


                                (h) Form of Revised Schedule A to the Fund Accounting Agreement between the Registrant and BISYS Fund Services Ohio, Inc. (formerly known as The Winsbury Service Corporation) is filed herewith.


                      (10) Opinion of Ropes & Gray is incorporated by reference to Exhibit 10 of Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-1A (filed September 9, 1992).

                      (11)             (a) Consent of KPMG Peat Marwick LLP is
                                       filed herewith.

                                (b)    Consent of Ropes & Gray is filed
                                       herewith.

                      (12)             None.

                      (13) Purchase Agreement dated September 3, 1992 between Registrant and Winsbury Associates is incorporated by reference to Exhibit 13 of Pre-Effective Amendment No. 2 to the Registration Statement of the Registrant Form N-1A (filed September 23, 1992).

                      (14)             None.

                      (15)      (a)    Re-executed Amended and Restated
                                       Distribution and Shareholder Services
                                       Plan between the Registrant and BISYS
                                       Fund Services (formerly known as The
                                       Winsbury Company) is filed herewith.

                                (b)    Servicing Agreement with respect to
                                       Shareholder Services between Branch
                                       Banking and Trust Company and BISYS Fund
                                       Services (formerly known as The Winsbury
                                       Company) is incorporated by reference to
                                       Exhibit 15(b) to Post-Effective Amendment
                                       No. 1 to the Registration Statement of
                                       the Registrant on Form N-1A (filed March
                                       24, 1993).

                                (c) Revised Schedule A to the Distribution and Shareholder Services Plan between the Registrant and BISYS Fund Services (formerly known as The Winsbury Company) is incorporated by reference to Exhibit 15(c) to Post-Effective Amendment No. 6 to the Registration Statement of the Registrant on Form N-1A (filed June 1,
                                       1995).


                                (d) Form of Revised Schedule A to the Amended and Restated Distribution and Shareholder Services Plan between the Registrant and BISYS Fund Services (formerly known as The Winsbury Company) is filed herewith.

                                (e)    Revised Schedule A to the Servicing
                                       Agreement with Branch Banking and Trust
                                       Company and BISYS Fund Services (formerly known as The Winsbury Company) is incorporated by reference to Exhibit
                                       (15)(d) to Post-Effective Amendment No. 6 to the Registration Statement of the Registrant on Form N-1A (filed June 1,
                                       1995).

                                (f)    Form of Revised Schedule A to the
                                       Servicing Agreement with Branch Banking
                                       and Trust Company and Bisys Fund Services
                                       (formerly known as The Winsbury Company) is filed herewith.


                      (16)      (a)    Performance Calculation Schedules
                                       relating to period ended September 30,
                                       1993 for each Fund other than the Small
                                       Company Growth Fund are incorporated by
                                       reference to

                                       Exhibit 16 to Post-Effective Amendment
                                       No. 2 to the Registration Statement of
                                       the Registrant on Form N-1A (filed
                                       November 24, 1993).

                                (b)    Performance Calculation Schedules
                                       relating to period ended March 31, 1995
                                       for the Small Company Growth Fund are
                                       incorporated by reference to Exhibit
                                       (16)(b) to Post-Effective Amendment No. 6
                                       to the Registration Statement of the
                                       Registrant on Form N-1A (filed June 1,
                                       1995)

                      (17)             Financial Data Schedules

                                       (a) U.S. Treasury Money Market (Class A)
                                       (b) U.S. Treasury Money Market (Trust
                                       Class)
                                       (c) Short Intermediate U.S. Government
                                       Income Fund (Class A)
                                       (d) Short Intermediate U.S. Government
                                       Income Fund (Trust Class)
                                       (e) Intermediate U.S. Government Bond
                                       Fund (Class A)
                                       (f) Intermediate U.S. Government Bond
                                       Fund (Trust Class)
                                       (g) N.C. Intermediate Tax Free Fund
                                       (Class A)
                                       (h) N.C. Intermediate Tax Free Fund
                                       (Trust Class)
                                       (i) Growth & Income Stock (Class A)
                                       (j) Growth & Income Stock (Trust Class)
                                       (k) Balanced (Class A)
                                       (l) Balanced (Trust Class)
                                       (m) Small Company Growth (Class A)
                                       (n) Small Company Growth (Trust Class)

                      (18) Multiple Class Plan for BB&T Mutual Funds Group adopted by the Board of Trustees on September 21, 1995 is incorporated by reference to Exhibit 18 to Post-Effective Amendment No. 7 to the Registration Statement of the Registrant on Form N-1A (filed October 18, 1995).

Item 25.     PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
             -------------------------------------------------------------
                      None.

Item 26.     Number of Holders of Securities
             -------------------------------
                      As of September 30, 1996, the number of record holders of Trust Shares of the Registrant's respective series of Trust Shares were as follows:


                                                             Number of Record
                      Title of Series                    Holders of Trust Shares
                      ---------------                    -----------------------

                      U.S. Treasury Fund                                7

                      Short-Intermediate Fund                           8

                      Intermediate Bond Fund                           12

                      North Carolina Fund                               1

                      Growth and Income Fund                           11

                      Balanced Fund                                    12

                      Small Company Growth Fund                        14

                      International Equity Fund                         0

                      Capital Manager Conservative Growth Fund          0

                      Capital Manager Moderate Growth Fund              0

                      Capital Manager Growth Fund                       0

                      As of September 30, 1996 , the number of record holders of Class A Shares of the Registrant's respective series of Class A Shares were as follows:

                                                           Number of Record
                      Title of Series                 Holders of Class A Shares
                      ---------------                 -------------------------

                      U.S. Treasury Fund                         429

                      Short-Intermediate Fund                    209

                      Intermediate Bond Fund                     163

                      North Carolina Fund                        173

                      Growth and Income Fund                   1,368

                      Balanced Fund                              669

                      Small Company Growth Fund                1,133

                      International Equity Fund                    0

                      As of September 30, 1996, the number of recordholders of Class B Shares of the Registrant's respective series of Class B Shares were as follows:

                                                       Number of Record Holders
                      Title of Series                  of Class B Shares
                      ---------------                  -----------------

                      U.S. Treasury Fund                         105

                      Short-Intermediate Fund                      0

                      Intermediate Bond Fund                      32

                      North Carolina Fund                          0

                      Growth and Income Fund                     532

                      Balanced Fund                              257

                      Small Company Growth Fund                 574


                      International Equity Fund                   0


Item 27.              INDEMNIFICATION
                      ---------------

                      Article VIII, Sections 1 and 2 of the Registrant's Declaration of Trust provides as follows:

                      "TRUSTEES, OFFICERS, ETC.
                      -------------------------

                      Section 1. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or
                      (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

                      COMPROMISE PAYMENT
                      ------------------

                      Section 2. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person either (a) did not act in good faith in the reasonable belief that his action was in the best interests of the Trust or (b) is liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved as in the best interests of the Trust, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person acted in good faith in the reasonable belief that his action was in the best interests of the Trust and is not liable to the Trust or its Shareholders by reasons of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or
                      (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust and that such indemnification would not protect such Person against any liability to the Trust to which he would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office."

                      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                      Indemnification for the Group's principal underwriter is provided for in the Distribution Agreement incorporated herein by reference as Exhibit 6(a).

                      In addition, the Trust maintains a directors and officer liability insurance policy with a maximum coverage of $3,000,000.

Item 28.              BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER AND
                      --------------------------------------------------------
                      INVESTMENT SUB-ADVISER.
                      -----------------------


                      BB&T is the investment adviser to each fund. BB&T is the oldest bank in North Carolina and is the principal bank affiliate of Southern National Corporation ("SNC"), a bank and savings and loan holding company. As of September 30, 1996, SNC had assets in excess of $21.1 billion. Through its subsidiaries, SNC operates over 425 banking offices in North Carolina, South Carolina and Virginia, providing a broad range of financial services to individuals and businesses.


                      In addition to general commercial, mortgage and retail banking services, BB&T also provides trust, investment, insurance and travel services. BB&T has provided investment management services through its Trust and Investment Services Division since 1912. BB&T employs an experienced staff of professional portfolio managers and traders who use a disciplined investment process that focuses on maximization of risk-adjusted investment returns. BB&T has managed common and collective investment funds for its fiduciary accounts for more than 15 years and currently manages assets of more than $4.5 billion.

                      Set forth below is information as to any other business, vocation or employment of a substantial nature (other than service in wholly-owned subsidiaries or the parent corporation of BB&T) in which each director or senior officer of the Registrant's investment adviser is, or at any time during the past two fiscal years has been, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.

Name and Position with Branch          Other business, profession,
Banking and Trust Company              vocation, or employment
-------------------------              -----------------------


 John A. Allison IV
Chairman of the Board and
  Chief Executive Officer


Henry G. Williamson, Jr.
Director and Chief Administrative
Officer

Kelly S. King
Director and President

Joseph B. Alala, Jr.                   President
Director                               Alala, Mullen, Holland, and Cooper, P.A.
                                       (Attorneys)
                                       Gastonia, N.C.

G. Robert Aston, Jr.                   President & CEO
Director                               Commerce Bank
                                       Virginia Beach, V.A.

W. Watson Barnes, Sr.                  President
Director                               Wilson Petroleum Company, Inc.
                                       Wilson, N.C.
William F. Black
Director

Paul B. Barringer                      President and Chief Executive Officer
Director                               Coastal Lumber Company
                                       Weldon, N.C.

W. G. Clark III                        President
Director                               Clark Industries, Inc.
                                       Tarboro, N.C.
Jesse W. Corbett, Jr.
Director

Ronald E. Deal                          Investor, Chairman Wesley Hall
Director                                Hickory, N.C.

Fred H. Deaton, Jr.                     Personal Investments
Director                                Statesville, N.C.

Albert J. Dooley, Sr.                   Dooley, Dooley, Spence & Parker
Director                                Lexington, S.C.

Tom D. Efird                            President
Director                                Standard Distributors, Inc.
                                        Gastonia, N.C.

O. William Fenn, Jr.                    NC Department of Commerce
Director                                Furniture Export Office
                                        High Point, N.C.

Andrew S. Fine                          Attorney at Law
Director                                Fine, Fine, Legum & Fine, P.C.
                                        Virginia Beach, V.A.

Paul S. Goldsmith                       President
Director                                William Goldsmith Co., Inc.
                                        Greenville, S.C.

Robert E. Green
Executive Vice President

Dr. Lloyd Vincent Hackley               President
Director                                NC System of Community Colleges
                                        Raleigh, N.C.

Ernest F. Hardee                        Ernest Francis Realty Corp.,
Director                                Hardee Realty Corporation
                                        Portsmouth, V.A.
James A. Hardison
Director

Dr. Richard Janeway                     Executive Vice President for Health Affairs and
Director                                Executive Dean, Bowman Gray School of
                                        Medicine
                                        Winston-Salem, N.C.

James E. Heins                          Telecommunications Consultant
Director                                Pinehurst, N.C.

Donald Charles Hiscott                  President & CEO
Director                                Southeastern Regional Medical Center
                                        Pinehurst, N.C.

J. Ernest Lathem, M.D.                  Urology Specialist, Prostate Diagnostic Center
Director                                Greenville, S.C.

James H. Maynard                        Chairman & CEO
Director                                Investors Management Corporation
                                        Raleigh, N.C.

Joseph A. McAleer, Jr.                  Chief Executive Officer and Director
Director                                Krispy Kreme Doughnut Corp.
                                        Winston-Salem, N.C.

Albert O. McCauley                      Secretary and Treasurer
Director                                Quick Stop Food Marts, Inc., McCauley
                                        Moving & Storage of Fayetteville, Inc.
                                        Fayetteville, N.C.

James Dickson McLean, Jr.               Attorney at Law, President
Director                                McLean, Stacy, Henry & McLean, P.A.
                                        Lumberton, N.C.

Charles E. Nichols                      Attorney at Law, North Carolina Trust Center
Director                                Greensboro, N.C.

L. Glenn Orr, Jr.                       Orr Management Company
Director                                Winston-Salem, N.C.

A. Winniett Peters                      Standard Commercial Tobacco Company
Director                                Wilson, N.C.

Richard L. Player, Jr.                  President
Director                                Player, Inc.
                                        Fayetteville, N.C.

C. Edward Pleasants, Jr.                President, CEO & Director
Director                                Pleasants Hardware Company
                                        Winston-Salem, N.C.

Nido R. Qubein                          Chief Executive Officer
Director                                Creative Services, Inc.
                                        High Point, N.C.

Theodore Reaves Reynolds                Attorney at Law, Senior Partner
Director                                Reynolds & Pendergrass, P.A.
                                        Raleigh, N.C.

Larry J. Waggoner
Director

A. Bruce Williams
Director

A. Tab Williams                         Chairman & CEO
Director                                A.T. Williams Oil Company
                                        Winston-Salem, N.C.

William B. Young, M.D.                  Retired Specialist in Internal Medicine, Wilson,
Director                                N.C.

Robert L. Brady
Director

Joseph L. Dudley, Sr.                   Owner
Director                                Dudley Products
                                        Greensboro, N.C.

Charles F. Ailstock                     Attorney at Law
Director                                Charleston, S.C.



Luther C. Boliek
Director

Robert K. Bouknight                     Bouknight Firm
Director                                Lexington, S.C.

Vasa W. Cate, M.D.                      Consultants and Gastroenterology
Director                                Charleston, S.C.

Raymond S. Caughman                     Chairman and CEO
Director                                Lexington State Bank
                                        Lexington, S.C.

Harry A. Chapman, Jr.                   Attorney at Law
Director                                Chapman, Harter & Groves
                                        Greenville, S.C.

Henry C. Clinkscales                    President, Clinkscales Drug, Inc.
Director                                Belton, S.C.

G. Lee Cory
President

Curtis H. Dickerson                     East Coast Truck Lines, Inc.
Director                                Columbia, S.C.

Robert N. Hubbs
Director

William N. Geiger                       Chairman, Development Properties, Inc.
Director                                Columbia, S.C.

Harvey Graham, Jr.
Director

Albin S. Johnson                        Columbia Farms, Inc.
Director                                Leesville, S.C.

Oren O. Jones                           Attorney at Law
Director                                Jones, Spitz, Moorehead & Baird
                                        Anderson, S.C.

Reamer B. King                          President, King Cadillac, Oldsmobile-
Director                                GMC Truck, Inc.
                                        Florence, S.C.

Robert E. Kneece, Sr.                   Attorney at Law
Director                                Kneece, Kneece, Ashley & Gibbons

Robert E. Livingston                    Livingston Insurance Agency
Director                                West Columbia, S.C.

John J. Martin, Jr.                     Autosystems, Inc.
Director                                Greenville, S.C.

Thurmon McLamb                          McLamb Reality
Director                                Little River, S.C.

F. A. McClure, Jr.
Director

Thomas Travis Medlock                   Lide, Montgomery, Potts & Medlock
Director                                Columbia, S.C.

F.M. Smith                              Smith-Shealy Steel Service
Director                                West Columbia, S.C.

Senator J. Verne Smith                  President, The Tire Exchange
Director                                Greer, S.C.

Jerry D. Stanaland                      Land Development
Director                                North Myrtle Beach, S.C.

Heyward M. Sullivan                     President, Hales, Inc.
Director                                Greenville, S.C.

Nick A. Theodore                        President
Director                                William Goldsmith Agency
                                        Greenville, S.C.

Willard G. Wade                         President, WB&W, Inc.
Director                                Spartanburg, S.C.

Robert H. Yeargin                       Chairman, CEO
Director                                Yeargin Properties, Inc.
                                        Greenville, S.C.

J. Rutledge Young, Jr.                  Young, Clement, Rivers & Tisdale
Director                                Charleston, S.C.


                      PNC, Bank, National Association ("PNC Bank") is the investment sub- adviser to the Small Company Growth Fund.

                      PNC Bank, with offices located at 1835 Market Street, Philadelphia, Pennsylvania 19103, is a wholly owned indirect subsidiary of PNC Bank Corp. PNC Bank Corp., a bank holding company headquartered in Pittsburgh, Pennsylvania, was the 12th largest bank holding company in the United States based on total assets at September 30, 1995. PNC Bank Corp. operates banking subsidiaries in Pennsylvania, Delaware, Florida, Indiana, Kentucky, Massachusetts, New Jersey and Ohio and conducts certain nonbanking operations throughout the United States. Its major businesses include corporate banking, consumer banking, private banking, mortgage banking and trust and mutual fund asset management. With $85.9 billion in discretionary assets under management and $257.7 billion of investment management and trust assets at September 30, 1995, PNC Bank Corp. is one of the largest bank money managers as well as one of the largest institutional mutual fund managers in the United States. Of such amounts at September 30, 1995, PNC Bank had $76.8 billion in discretionary assets under management and investment management and trust assets totaled $104.7 billion. In addition to asset management and trust services, PNC Bank also provides a wide range of domestic and international commercial banking and retail banking services. PNC Bank's origins, and in particular its trust administration services, date back to the mid-to-late 1800s.

                      Set forth below is information as to any other business, vocation or employment of a substantial nature (except that certain directors, officers and executives of PNC Bank also hold various positions with and engage in business for PNC Bank Corp., and/or certain of its other subsidiaries) in which each director or senior officer of the Registrant's sub-adviser is, or at any time during the past two fiscal years has been, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.

                         PNC Bank, National Association
                                    Directors


Position with                                             Other Substantial                        Type of
  PNC Bank                Name                            Business Connections                     Business
  --------                ----                            --------------------                     --------

Director                  B.R. Brown                      Chairman and C.E.O.                      Coal
                                                          of Consol Inc.
                                                          Consol Plaza
                                                          Pittsburgh, PA  15241

Director                  Constance E. Clayton,           Associate Dean, School of                Medical
                          Ed.D                            Public Health, Professor of
                                                          Pediatrics
                                                          Medical College of Pennsylvania,
                                                          Hahnemann Univ.
                                                          430 E. Sedgewick Street
                                                          Philadelphia, PA  19119

Director                  Eberhard Faber IV               Chairman and C.E.O.                      Pencil
                                                          of E.F.L., Inc.
                                                          450 Hedge Road
                                                          P.O. Box 49
                                                          Bear Creek, PA  18602

Director                  Dr. Stuart Heydt                President and C.E.O.                     Medical
                                                          Geisinger Foundation
                                                          100 N. Academy Avenue
                                                          Danville, PA  17822-2201

Director                  Edward P. Junker, III           Vice Chairman                            Banking
and Vice                                                  PNC Bank, N.A.
Chairman                                                  Ninth and State Streets
                                                          Erie, PA  16553

Director                  Thomas A. McConomy              Chairman, Calgon Carbon                  Manufac-
                                                          Corporation                              turing
                                                          413 Woodland Road
                                                          Sewickley, PA  15143

Director                  Thomas H. O'Brien               Chairman                                 Banking
and Chairman                                              PNC Bank, N.A.
                                                          One PNC Plaza, 30th Flr.
                                                          Pittsburgh, PA  15265

Director                  Dr. J. Dennis O'Connor          Professor of Biological                  Education
                                                          Sciences, University of Pittsburgh
                                                          321 Clapp Hall
                                                          Pittsburgh, PA  15260

Director                  Rocco A. Ortenzio               Chairman and C.E.O.                      Medical
                                                          Continental Medical
                                                          Systems, Inc.
                                                          P.O. Box 715
                                                          Mechanicsburg, PA  17055

Director                  Jane G. Pepper                  President                                Horticulture
                                                          Pennsylvania Horticultural
                                                            Society
                                                          325 Walnut Street
                                                          Philadelphia, PA  19106-2777

Director                  Robert C. Robb, Jr.             President, Lewis, Eckert,                Financial
                                                           Robb & Company                          and
                                                          425 One Plymouth Meeting                 Management
                                                          Plymouth Meeting, PA 19462               Consultants

Director,                 James E. Rohr                   President and C.E.O.                     Banking
President                                                 PNC Bank, N.A.
and Chief                                                 One PNC Plaza, 30th Flr.
Executive Officer                                         Pittsburgh, PA  15265

Director                  Daniel M. Rooney                President, Pittsburgh Steelers           Football
                                                          300 Stadium Circle
                                                          Pittsburgh, PA  15212

Director                  Seth E. Schofield               Chairman and C.E.O.                        Airline
                                                          USAir Group, Inc. and
                                                           USAir, Inc.
                                                          2345 Crystal Drive
                                                          Arlington, VA  22227

                         PNC Bank, National Association
                               Executive Officers

               Thomas H. O'Brien               Chairman

               James E. Rohr                   President and Chief Executive Officer

               Edward P. Junker, III           Vice Chairman

               Charles C. Pearson, Jr.         President and CEO, PNC Bank, N.A.
                                               Central PA

               Edward V. Randall, Jr.          President and CEO, PNC Bank, N.A.
                                               Pittsburgh

               Richard L. Smoot                President and CEO, PNC Bank, N.A.
                                               Philadelphia

               David E. Zuern                  President and CEO, PNC Bank, N.A.
                                               Northwest PA

               Richard C. Caldwell             Executive Vice President

               J. Richard Carnall              Executive Vice President

               Joe R. Irwin                    Executive Vice President

               Herbert G.                      Executive Vice President
               Summerfield, Jr.

               George Lula                     Senior Vice President


             CastleInternational Asset Management Limited
("CastleInternational") is an indirect wholly-owned subsidiary of PNC Bank Corp. The list required by this Item 28 of officers and directors of CastleInternational, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by CastleInternational pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-51087).

Item 29.     PRINCIPAL UNDERWRITER.
             ---------------------

             (a) BISYS Fund Services (formerly known as The Winsbury Company) acts as distributor and administrator for the Registrant. BISYS Fund Services also distributes the securities of The Riverfront Funds, Inc., the MMA Praxis Mutual Funds, the MarketWatch Funds, The Coventry Group, the Conestoga Family of Funds, the Pacific Capital Funds, The Parkstone Group of Funds, The HighMark Group, The Sessions Group, the American Performance Funds, AmSouth Mutual Funds, The Victory Portfolios, The ARCH Tax-Exempt Trust, the Qualivest Funds, the Summit Investment Trust, The M.S.D.&T Funds, Inc. and The ARCH Fund, Inc., each of which is a management investment company. The parent of BISYS Fund Services, Inc. (the sole general partner of BISYS Fund Services) is The BISYS Group, Inc.

             (b) Partners of BISYS Fund Services as of the date of this Part C are as follows:


                                                   Positions and                      Positions and
Name and Principal                                 Offices with The                   Offices with
Business Addresses                                 Winsbury Company                   The Registrant
------------------                                 ----------------                   --------------

The BISYS Group, Inc.                              Sole Shareholder                    None
150 Clove Road
Little Falls, NJ 07424

BISYS Fund Services, Inc.                          Sole General                        None
3435 Stelzer Road                                    Partner
Columbus, OH  43219

WC Subsidiary Corporation                          Limited Partner                     None
150 Clove Road
Little Falls, NJ 07424


Item 30.              LOCATION OF ACCOUNTS AND RECORDS
                      --------------------------------

                      Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are as follows:

                      (1)     The BB&T Mutual Funds Group
                              3435 Stelzer Road
                              Columbus, Ohio  43219
                              Attention:  Secretary
                              (Registrant)

                      (2)     Branch Banking and Trust Company
                              434 Fayetteville Street Mall
                              Raleigh, North Carolina  27601
                              Attention:  Trust Investments
                              (Investment Adviser)

                      (3)     PNC Bank, National Association
                              1835 Market Street, 15th Floor
                              Philadelphia, PA   19103
                              (Investment Sub-Adviser to the Small Company
                              Growth Fund)

                      (4) BISYS Fund Services (formerly known as The Winsbury Company)
                              3435 Stelzer Road
                              Columbus, Ohio  43219
                              (Manager, Administrator and Distributor)

                      (5)     Star Bank N.A.
                              425 Walnut Street
                              Cincinnati, Ohio  45201

                      (6)     BISYS Fund Services Ohio, Inc.
                              (formerly known as The Winsbury
                              Service Corporation)
                              3435 Stelzer Road
                              Columbus, Ohio  43219
                              (Transfer and Shareholder Servicing Agent,
                              Provider of Fund Accounting Services)

                      (7)     Ropes & Gray
                              One Franklin Square, 1301 K Street, N.W.,
                              Suite 800 East Washington, D.C. 20005
                              (Declaration of Trust, Bylaws, Minutes Book)

Item 31.              MANAGEMENT SERVICES
                      -------------------

                      None.

Item 32.              UNDERTAKINGS
                      ------------

                      The Registrant undertakes to call a meeting of Shareholders, at the request of at least 10% of the Registrant's outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                      The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge.



                      The Registrant undertakes on behalf of The BB&T International Equity Fund, The BB&T Capital Manager Conservative Growth Fund, The BB&T Capital Manager Moderate Growth Fund, and The BB&T Capital Manager Growth Fund to file a post-effective amendment, including financial statements which need not be certified, within four to six months from the commencement of operations of each of the International Equity Fund, the Capital Manager Conservative Growth Fund, the Capital Manager Moderate Growth Fund and the Capital Manager Growth Fund.

                                     NOTICE
                                     ------


         A copy of the Agreement and Declaration of Trust, as amended, of The BB&T Mutual Funds Group is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by officers of the registrant as officers and not individually and that the obligations of or arising out of this instrument are not binding upon any of the trustees, officers or shareholders individually but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 9 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington, District of Columbia on this 18th day of October, 1996.

                                                     THE BB&T MUTUAL FUNDS
                                                     GROUP
                                                     Registrant
                                                     /S/ J. David Huber
                                                     ------------------
                                                     *J. David Huber
                                                     Chairman

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

             Signature                      Title                               Date
             ---------                      -----                               ----

/S/ J. David Huber                          Chairman                              October 18, 1996
------------------
*J. David Huber

/S/ William E. Graham                       Trustee                               October 18, 1996
---------------------
*William E. Graham

/S/ Thomas W. Lambeth                       Trustee                               October 18, 1996
---------------------
*Thomas W. Lambeth

/S/ George Landreth                         Treasurer                             October 18, 1996
-------------------
*George Landreth

/S/ W. Ray Long                             Trustee                               October 18, 1996
---------------
*W. Ray Long

/S/ Robert W. Stewart                       Trustee                               October 18, 1996
---------------------
*Robert W. Stewart

/S/ SEAN M. KELLEY                          TRUSTEE                               October 18, 1996
------------------
*SEAN M. KELLEY

*By: /S/ Alan G. Priest
    -------------------
     Alan G. Priest
     Attorney-in-Fact

                                POWER OF ATTORNEY
                                -----------------


             Sean M. Kelly, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Francoise M. Haan, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The BB&T Mutual Funds Group (the "Group"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Group, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee Sean M. Kelly and/or officer of the Fund any and all amendments to the Group's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated:       10/8/96
      ---------------------------


                                                /s/ Sean M. Kelly
                                                -------------------------------
                                                Sean M. Kelly

                                POWER OF ATTORNEY
                                -----------------


             Robert W. Stewart, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Linda Dallas Rich, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The BB&T Mutual Funds Group (the "Group"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Group, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee Robert W. Stewart and/or officer of the Fund any and all amendments to the Group's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated:       2/15/94
      ------------------------------


                                                      /s/ Robert W. Stewart
                                                      --------------------------
                                                      Robert W. Stewart

                                POWER OF ATTORNEY
                                -----------------


             Thomas Willis Lambeth, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Linda Dallas Rich, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The BB&T Mutual Funds Group (the "Group"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Group, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee Thomas Willis Lambeth and/or officer of the Fund any and all amendments to the Group's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated:       2/15/94
      --------------------------


                                                    /s/ Thomas Willis Lambeth
                                                    ----------------------------
                                                    Thomas Willis Lambeth

                                POWER OF ATTORNEY
                                -----------------


             W. Ray Long, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Linda Dallas Rich, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The BB&T Mutual Funds Group (the "Group"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Group, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee W. Ray Long and/or officer of the Fund any and all amendments to the Group's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated:       2/15/94
      -----------------------------


                                                      /s/ W. Ray Long
                                                      --------------------------
                                                      W. Ray Long

                                POWER OF ATTORNEY
                                -----------------


             William E. Graham, Jr., whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Linda Dallas Rich, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The BB&T Mutual Funds Group (the "Group"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Group, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee William E. Graham, Jr. and/or officer of the Fund any and all amendments to the Group's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated:       2/15/94
      -------------------------


                                                   /s/ William E. Graham
                                                   -----------------------------
                                                   William E. Graham

                                POWER OF ATTORNEY
                                -----------------


             J. David Huber, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Linda Dallas Rich, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The BB&T Mutual Funds Group (the "Group"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Group, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee J. David Huber and/or officer of the Fund any and all amendments to the Group's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated:       2/15/94
      -----------------------------


                                                /s/ J. David Huber
                                                --------------------------------
                                                J. David Huber

                                POWER OF ATTORNEY
                                -----------------


             George R. Landreth, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Linda Dallas Rich, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The BB&T Mutual Funds Group (the "Group"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Group, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee George R. Landreth and/or officer of the Fund any and all amendments to the Group's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated:       March 23, 1993
      -------------------------------


                                                     /s/ George R. Landreth
                                                     ---------------------------
                                                     George R. Landreth
                                                     Treasurer

                                  EXHIBIT INDEX
                                  -------------

Exhibit No.            Description                                     Page
-----------            -----------                                     ----
(5)(c)                 Form of Revised Schedule A to the
                       Investment Advisory Agreement between
                       the Registrant and Branch Banking and
                       Trust Company.

(5)(f)                 Form of Sub-Advisory Agreement between
                       Branch Banking and Trust Company and
                       CastleInternational Asset Management
                       Limited.

(6)(c)                 Form of Revised Schedules A-D to the
                       Distribution Agreement between the
                       Registrant and BISYS Fund Services.

(8)(b)                 Form of Custody Agreement between the
                       Registrant and Star Bank.

(8)(c)                 Form of Custody Agreement between
                       Registrant and Bank of New York.

(9)(f)                 Form of Revised Schedule A to the
                       Management and Administration
                       Agreement between the Registrant
                       and BISYS Fund Services.

(9)(h)                 Form of Revised Schedule A to the Fund
                       Accounting Agreement between the
                       Registrant and BISYS Fund Services
                       Ohio, Inc.

(11)(a)                Consent of KPMG Peat Marwick LLP.

(11)(b)                Consent of Ropes & Gray.

(15)(a)                Re-executed Amended and Restated Distribution and
                       Shareholder Services Plan between the
                       Registrant and BISYS Fund Services.

(15)(d) Form of Revised Schedule A to the Amended and Restated Distribution and Shareholder
                       Services Plan between the Registrant and BISYS Fund Services.

(15)(f)                Form of Revised Schedule A to the Servicing
                       Agreement with Branch Banking and Trust
                       Company and BISYS Fund Services.

(27)                   Financial Data Schedules

                       (a)  U.S. Treasury Money Market Fund (Class A)
                       (b)  U.S. Treasury Money Market Fund (Trust Class)
                       (c)  Short Intermediate U.S. Government Income Fund
                            (Class A)
                       (d)  Short Intermediate U.S. Government Income Fund
                            (Trust Class)
                       (e)  Intermediate U.S. Government Bond Fund (Class A)
                       (f)  Intermediate U.S. Government Bond Fund (Trust
                             Class)
                       (g)  N.C. Intermediate Tax Free Fund (Class A)
                       (h)  N.C. Intermediate Tax Free Fund (Trust Class)
                       (i)  Growth & Income Stock Fund (Class A)
                       (j)  Growth & Income Stock Fund (Trust Class)
                       (k)  Balanced Fund (Class A)
                       (l)  Balanced Fund (Trust Class)
                       (m) Small Company Growth Fund (Class A)
                       (n)  Small Company Growth Fund (Trust Class)